As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811-22708)

Brown Advisory Funds
(Exact name of Registrant as specified in charter)

901 South Bond Street Suite 400

Baltimore, MD 21231
(Address of principal executive offices) (Zip code)

Paul J. Chew

Principal Executive Officer

Brown Advisory Funds

901 South Bond Street Suite 400

Baltimore, MD 21231
(Name and address of agent for service)

(410) 537-5400

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Brown Advisory Growth Equity Fund
Institutional Shares | BAFGX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Growth Equity Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$76	0.71%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its benchmark, the Russell 1000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s underperformance was driven primarily by the Information Technology sector, mainly due to not owning Broadcom. While we recognize the strength of Broadcom’s business model, we believe the company’s most compelling growth segments—such as data center optics and semi-custom data center silicon—are also core areas of expertise for Marvell, a current Fund holding. The Industrials sector was the best-performing sector both in absolute terms and relative to the benchmark, driven by Uber Technologies, a global mobility platform. The stock has traded sharply higher in 2025 as Uber continues to demonstrate strength in its core rideshare and delivery businesses.
POSITIONING
The Fund’s allocation to Communication Services shifted from an underweight to an overweight position during the period, primarily due to the addition of Meta Platforms, Trade Desk, and Netflix. The Fund’s exposure to Health Care decreased during the period as a result of exiting positions in Thermo Fisher Scientific, Edwards Lifesciences, and Align Technology. Align Technology continues to face subdued revenue growth as macroeconomic uncertainty weighs on consumers’ willingness to spend on discretionary items like teeth aligners, particularly in the adult category.

Top Contributors
↑	Netflix, Inc.
↑	NVIDIA Corporation
↑	ServiceNow, Inc.
↑	Uber Technologies, Inc.
↑	Progressive Corporation

Top Detractors
↓	Edwards Lifesciences Corporation
↓	Trade Desk, Inc. Class A
↓	Adobe Inc.
↓	Align Technology, Inc.
↓	West Pharmaceutical Services, Inc.
PERFORMANCE
The Fund delivered strong absolute performance during the period, underperforming the benchmark.
Brown Advisory Growth Equity Fund	PAGE 1	TSR-AR-115233702

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	14.50	9.93	13.01
Russell 1000® Index	15.66	16.30	13.35
Russell 1000® Growth Index	17.32	18.17	17.02
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$644,860,049
Number of Holdings	34
Net Advisory Fee	$5,213,858
Portfolio Turnover	27%
Visit https://www.brownadvisory.com/mf/funds/growth-equity-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Information Technology	34.1%
Industrials	16.0%
Communication Services	13.3%
Consumer Discretionary	10.3%
Health Care	9.3%
Financials	8.2%
Consumer Staples	4.1%
Real Estate	2.4%
Cash & Other	2.3%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
NVIDIA Corp.	5.1%
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.4%
Netflix, Inc.	4.2%
Meta Platforms, Inc.	4.2%
Costco Wholesale Corp.	4.1%
Uber Technologies, Inc.	4.1%
Hilton Worldwide Holdings, Inc.	3.9%
Mastercard, Inc.	3.8%
Intuit, Inc.	3.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Growth Equity Fund	PAGE 2	TSR-AR-115233702

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Growth Equity Fund	PAGE 3	TSR-AR-115233702

Brown Advisory Growth Equity Fund
Investor Shares | BIAGX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Growth Equity Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$92	0.86%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its benchmark, the Russell 1000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s underperformance was driven primarily by the Information Technology sector, mainly due to not owning Broadcom. While we recognize the strength of Broadcom’s business model, we believe the company’s most compelling growth segments—such as data center optics and semi-custom data center silicon—are also core areas of expertise for Marvell, a current Fund holding. The Industrials sector was the best-performing sector both in absolute terms and relative to the benchmark, driven by Uber Technologies, a global mobility platform. The stock has traded sharply higher in 2025 as Uber continues to demonstrate strength in its core rideshare and delivery businesses.
POSITIONING
The Fund’s allocation to Communication Services shifted from an underweight to an overweight position during the period, primarily due to the addition of Meta Platforms, Trade Desk, and Netflix. The Fund’s exposure to Health Care decreased during the period as a result of exiting positions in Thermo Fisher Scientific, Edwards Lifesciences, and Align Technology. Align Technology continues to face subdued revenue growth as macroeconomic uncertainty weighs on consumers’ willingness to spend on discretionary items like teeth aligners, particularly in the adult category.

Top Contributors
↑	Netflix, Inc.
↑	NVIDIA Corporation
↑	ServiceNow, Inc.
↑	Uber Technologies, Inc.
↑	Progressive Corporation

Top Detractors
↓	Edwards Lifesciences Corporation
↓	Trade Desk, Inc. Class A
↓	Adobe Inc.
↓	Align Technology, Inc.
↓	West Pharmaceutical Services, Inc.
PERFORMANCE
The Fund delivered strong absolute performance during the period, underperforming the benchmark.
Brown Advisory Growth Equity Fund	PAGE 1	TSR-AR-115233504

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	14.34	9.77	12.84
Russell 1000® Index	15.66	16.30	13.35
Russell 1000® Growth Index	17.32	18.17	17.02
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$644,860,049
Number of Holdings	34
Net Advisory Fee	$5,213,858
Portfolio Turnover	27%
Visit https://www.brownadvisory.com/mf/funds/growth-equity-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Information Technology	34.1%
Industrials	16.0%
Communication Services	13.3%
Consumer Discretionary	10.3%
Health Care	9.3%
Financials	8.2%
Consumer Staples	4.1%
Real Estate	2.4%
Cash & Other	2.3%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
NVIDIA Corp.	5.1%
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.4%
Netflix, Inc.	4.2%
Meta Platforms, Inc.	4.2%
Costco Wholesale Corp.	4.1%
Uber Technologies, Inc.	4.1%
Hilton Worldwide Holdings, Inc.	3.9%
Mastercard, Inc.	3.8%
Intuit, Inc.	3.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Growth Equity Fund	PAGE 2	TSR-AR-115233504

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Growth Equity Fund	PAGE 3	TSR-AR-115233504

Brown Advisory Growth Equity Fund
Advisor Shares | BAGAX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Growth Equity Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$119	1.11%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its benchmark, the Russell 1000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s underperformance was driven primarily by the Information Technology sector, mainly due to not owning Broadcom. While we recognize the strength of Broadcom’s business model, we believe the company’s most compelling growth segments—such as data center optics and semi-custom data center silicon—are also core areas of expertise for Marvell, a current Fund holding. The Industrials sector was the best-performing sector both in absolute terms and relative to the benchmark, driven by Uber Technologies, a global mobility platform. The stock has traded sharply higher in 2025 as Uber continues to demonstrate strength in its core rideshare and delivery businesses.
POSITIONING
The Fund’s allocation to Communication Services shifted from an underweight to an overweight position during the period, primarily due to the addition of Meta Platforms, Trade Desk, and Netflix. The Fund’s exposure to Health Care decreased during the period as a result of exiting positions in Thermo Fisher Scientific, Edwards Lifesciences, and Align Technology. Align Technology continues to face subdued revenue growth as macroeconomic uncertainty weighs on consumers’ willingness to spend on discretionary items like teeth aligners, particularly in the adult category.

Top Contributors
↑	Netflix, Inc.
↑	NVIDIA Corporation
↑	ServiceNow, Inc.
↑	Uber Technologies, Inc.
↑	Progressive Corporation

Top Detractors
↓	Edwards Lifesciences Corporation
↓	Trade Desk, Inc. Class A
↓	Adobe Inc.
↓	Align Technology, Inc.
↓	West Pharmaceutical Services, Inc.
PERFORMANCE
The Fund delivered strong absolute performance during the period, underperforming the benchmark.
Brown Advisory Growth Equity Fund	PAGE 1	TSR-AR-115233603

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	14.04	9.50	12.56
Russell 1000® Index	15.66	16.30	13.35
Russell 1000® Growth Index	17.32	18.17	17.02
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$644,860,049
Number of Holdings	34
Net Advisory Fee	$5,213,858
Portfolio Turnover	27%
Visit https://www.brownadvisory.com/mf/funds/growth-equity-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Information Technology	34.1%
Industrials	16.0%
Communication Services	13.3%
Consumer Discretionary	10.3%
Health Care	9.3%
Financials	8.2%
Consumer Staples	4.1%
Real Estate	2.4%
Cash & Other	2.3%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
NVIDIA Corp.	5.1%
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.4%
Netflix, Inc.	4.2%
Meta Platforms, Inc.	4.2%
Costco Wholesale Corp.	4.1%
Uber Technologies, Inc.	4.1%
Hilton Worldwide Holdings, Inc.	3.9%
Mastercard, Inc.	3.8%
Intuit, Inc.	3.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Growth Equity Fund	PAGE 2	TSR-AR-115233603

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Growth Equity Fund	PAGE 3	TSR-AR-115233603

Brown Advisory Flexible Equity Fund
Institutional Shares | BAFFX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Flexible Equity Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$56	0.52%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund outperformed its benchmark, the S&P 500® Index.
While the market’s finish to the year was strong, the journey from start to finish was far from smooth. The period saw a sharp 19% drawdown from its February high on April 8th, primarily driven by fears of an all-out trade war. However, the S&P 500® Index recovered from its April low and the year ended at a new high.
WHAT FACTORS INFLUENCED PERFORMANCE
Sector allocation had a larger effect on the portfolio. The performance of the Fund was driven by Consumer Discretionary, Energy and Financials sectors. Meta Platforms, Amer Sports and Visa were top contributors. The Health Care sector was the Fund’s largest detractor. Within the sector, UnitedHealth Group detracted the most from the return.
POSITIONING
The Consumer Staples sector weighting increased with the addition of Mondelez International. The Energy sector weighting fell with the sale of Baker Hughes. The Health Care weighting was lower with the decline in the sector return and the elimination of Agilent Technologies and Merck & Co. The Industrials weighting was higher with the new investment in Old Dominion Freight Line as well as additions to existing holdings. In Real Estate, we eliminated SBA Communications bringing the sector weighting down to zero.

Top Contributors
↑	Meta Platforms Inc Class A
↑	Amer Sports, Inc.
↑	Visa Inc. Class A
↑	KKR & Co Inc
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR

Top Detractors
↓	UnitedHealth Group Incorporated
↓	Elevance Health, Inc.
↓	Adobe Inc.
↓	Edwards Lifesciences Corporation
↓	Illumina, Inc.
PERFORMANCE
The Fund’s return exceeded the S&P 500® Index.
Brown Advisory Flexible Equity Fund	PAGE 1	TSR-AR-115233843

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	15.41	16.56	13.87
S&P 500® Index	15.16	16.64	13.65
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,031,226,798
Number of Holdings	46
Net Advisory Fee	$4,143,680
Portfolio Turnover	17%
Visit https://www.brownadvisory.com/mf/funds/flexible-equity-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Financials	27.1%
Information Technology	24.0%
Communication Services	12.1%
Consumer Discretionary	11.6%
Industrials	10.4%
Health Care	8.8%
Consumer Staples	2.1%
Energy	1.9%
Cash & Other	2.0%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Microsoft Corp.	7.3%
Meta Platforms, Inc.	6.1%
Alphabet, Inc.	4.8%
Visa, Inc.	4.7%
Mastercard, Inc.	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Amazon.com, Inc.	4.3%
KKR & Co., Inc.	4.2%
Berkshire Hathaway, Inc.	3.6%
Intuit, Inc.	2.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Flexible Equity Fund	PAGE 2	TSR-AR-115233843

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Flexible Equity Fund	PAGE 3	TSR-AR-115233843

Brown Advisory Flexible Equity Fund
Investor Shares | BIAFX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Flexible Equity Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$72	0.67%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund outperformed its benchmark, the S&P 500® Index.
While the market’s finish to the year was strong, the journey from start to finish was far from smooth. The period saw a sharp 19% drawdown from its February high on April 8th, primarily driven by fears of an all-out trade war. However, the S&P 500® Index recovered from its April low and the year ended at a new high.
WHAT FACTORS INFLUENCED PERFORMANCE
Sector allocation had a larger effect on the portfolio. The performance of the Fund was driven by Consumer Discretionary, Energy and Financials sectors. Meta Platforms, Amer Sports and Visa were top contributors. The Health Care sector was the Fund’s largest detractor. Within the sector, UnitedHealth Group detracted the most from the return.
POSITIONING
The Consumer Staples sector weighting increased with the addition of Mondelez International. The Energy sector weighting fell with the sale of Baker Hughes. The Health Care weighting was lower with the decline in the sector return and the elimination of Agilent Technologies and Merck & Co. The Industrials weighting was higher with the new investment in Old Dominion Freight Line as well as additions to existing holdings. In Real Estate, we eliminated SBA Communications bringing the sector weighting down to zero.

Top Contributors
↑	Meta Platforms Inc Class A
↑	Amer Sports, Inc.
↑	Visa Inc. Class A
↑	KKR & Co Inc
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR

Top Detractors
↓	UnitedHealth Group Incorporated
↓	Elevance Health, Inc.
↓	Adobe Inc.
↓	Edwards Lifesciences Corporation
↓	Illumina, Inc.
PERFORMANCE
The Fund’s return exceeded the S&P 500® Index.
Brown Advisory Flexible Equity Fund	PAGE 1	TSR-AR-115233868

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	15.22	16.39	13.69
S&P 500® Index	15.16	16.64	13.65
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,031,226,798
Number of Holdings	46
Net Advisory Fee	$4,143,680
Portfolio Turnover	17%
Visit https://www.brownadvisory.com/mf/funds/flexible-equity-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Financials	27.1%
Information Technology	24.0%
Communication Services	12.1%
Consumer Discretionary	11.6%
Industrials	10.4%
Health Care	8.8%
Consumer Staples	2.1%
Energy	1.9%
Cash & Other	2.0%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Microsoft Corp.	7.3%
Meta Platforms, Inc.	6.1%
Alphabet, Inc.	4.8%
Visa, Inc.	4.7%
Mastercard, Inc.	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Amazon.com, Inc.	4.3%
KKR & Co., Inc.	4.2%
Berkshire Hathaway, Inc.	3.6%
Intuit, Inc.	2.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Flexible Equity Fund	PAGE 2	TSR-AR-115233868

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Flexible Equity Fund	PAGE 3	TSR-AR-115233868

Brown Advisory Flexible Equity Fund
Advisor Shares | BAFAX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Flexible Equity Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$99	0.92%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its benchmark, the S&P 500® Index.
While the market’s finish to the year was strong, the journey from start to finish was far from smooth. The period saw a sharp 19% drawdown from its February high on April 8th, primarily driven by fears of an all-out trade war. However, the S&P 500® Index recovered from its April low and the year ended at a new high.
WHAT FACTORS INFLUENCED PERFORMANCE
Sector allocation had a larger effect on the portfolio. The performance of the Fund was driven by Consumer Discretionary, Energy and Financials sectors. Meta Platforms, Amer Sports and Visa were top contributors. The Health Care sector was the Fund’s largest detractor. Within the sector, UnitedHealth Group detracted the most from the return.
POSITIONING
The Consumer Staples sector weighting increased with the addition of Mondelez International. The Energy sector weighting fell with the sale of Baker Hughes. The Health Care weighting was lower with the decline in the sector return and the elimination of Agilent Technologies and Merck & Co. The Industrials weighting was higher with the new investment in Old Dominion Freight Line as well as additions to existing holdings. In Real Estate, we eliminated SBA Communications bringing the sector weighting down to zero.

Top Contributors
↑	Meta Platforms Inc Class A
↑	Amer Sports, Inc.
↑	Visa Inc. Class A
↑	KKR & Co Inc
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR

Top Detractors
↓	UnitedHealth Group Incorporated
↓	Elevance Health, Inc.
↓	Adobe Inc.
↓	Edwards Lifesciences Corporation
↓	Illumina, Inc.
PERFORMANCE
The Fund’s return was less than the S&P 500® Index.
Brown Advisory Flexible Equity Fund	PAGE 1	TSR-AR-115233850

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	14.93	16.09	13.41
S&P 500® Index	15.16	16.64	13.65
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,031,226,798
Number of Holdings	46
Net Advisory Fee	$4,143,680
Portfolio Turnover	17%
Visit https://www.brownadvisory.com/mf/funds/flexible-equity-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Financials	27.1%
Information Technology	24.0%
Communication Services	12.1%
Consumer Discretionary	11.6%
Industrials	10.4%
Health Care	8.8%
Consumer Staples	2.1%
Energy	1.9%
Cash & Other	2.0%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Microsoft Corp.	7.3%
Meta Platforms, Inc.	6.1%
Alphabet, Inc.	4.8%
Visa, Inc.	4.7%
Mastercard, Inc.	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Amazon.com, Inc.	4.3%
KKR & Co., Inc.	4.2%
Berkshire Hathaway, Inc.	3.6%
Intuit, Inc.	2.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Flexible Equity Fund	PAGE 2	TSR-AR-115233850

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Flexible Equity Fund	PAGE 3	TSR-AR-115233850

Brown Advisory Sustainable Growth Fund
Institutional Shares | BAFWX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Sustainable Growth Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$63	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its benchmark, the Russell 1000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE
During the period, sector positioning had a positive effect on relative returns against the Russell 1000® Index, while stock selection was detractive. From a sector allocation perspective, the strategy benefited from its overweight in financials and lack of exposure to energy, which outweighed the negative effects of our underweight to communication services. Inclusive of stock selection and interaction, strong performance from our financials and information technology names was not enough to overcome weakness from our health care and communication services names. Within financials, our favorable positioning and stock selection within the insurance and asset management industries were a key driver of absolute returns, with PGR, AJG, KKR and ARES all among the top performers during the period. The strategy’s sector exposures result from bottom-up stock-picking, not sector preferences or macro inputs.
POSITIONING
Consistent with the strategy’s long-standing portfolio construction philosophy, we continued to balance exposure between durable and rapid growth companies while ensuring diversification by business model, end market, and growth theme. Trading activity increased  slightly, with ten name swaps and a number of strategic position re-sizing trades to  optimize the ratio of upside potential to downside risk at the security and portfolio  levels. We believe these trades represent upgrades to the portfolio that will better position the strategy for future success.

Top Contributors
↑	NVIDIA Corporation
↑	ServiceNow, Inc.
↑	Visa Inc. Class A
↑	Microsoft Corporation
↑	Progressive Corporation

Top Detractors
↓	Edwards Lifesciences Corporation
↓	West Pharmaceutical Services, Inc.
↓	Trade Desk, Inc. Class A
↓	Danaher Corporation
↓	Thermo Fisher Scientific Inc.
Brown Advisory Sustainable Growth Fund	PAGE 1	TSR-AR-115233207

PERFORMANCE
The Fund’s underperformance was largely driven by weakness in our health care, consumer discretionary, and communication services names.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	11.02	14.21	16.07
Russell 1000® Index	15.66	16.30	13.35
Russell 1000® Growth Index	17.32	18.17	17.02
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$9,027,770,024
Number of Holdings	34
Net Advisory Fee	$47,705,230
Portfolio Turnover	32%
Visit https://www.brownadvisory.com/mf/funds/sustainable-growth-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Information Technology	45.4%
Financials	19.1%
Consumer Discretionary	11.7%
Industrials	10.9%
Health Care	6.3%
Communication Services	2.9%
Materials	1.7%
Cash & Other	2.0%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
NVIDIA Corp.	8.8%
Microsoft Corp.	8.6%
Amazon.com, Inc.	7.4%
Intuit, Inc.	4.4%
Visa, Inc.	4.0%
KKR & Co., Inc.	3.9%
Marvell Technology, Inc.	3.5%
Progressive Corp.	3.4%
ServiceNow, Inc.	3.1%
Arthur J Gallagher & Co.	2.9%
Brown Advisory Sustainable Growth Fund	PAGE 2	TSR-AR-115233207

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Growth Fund	PAGE 3	TSR-AR-115233207

Brown Advisory Sustainable Growth Fund
Investor Shares | BIAWX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Sustainable Growth Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$79	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its benchmark, the Russell 1000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE
During the period, sector positioning had a positive effect on relative returns against the Russell 1000® Index, while stock selection was detractive. From a sector allocation perspective, the strategy benefited from its overweight in financials and lack of exposure to energy, which outweighed the negative effects of our underweight to communication services. Inclusive of stock selection and interaction, strong performance from our financials and information technology names was not enough to overcome weakness from our health care and communication services names. Within financials, our favorable positioning and stock selection within the insurance and asset management industries were a key driver of absolute returns, with PGR, AJG, KKR and ARES all among the top performers during the period. The strategy’s sector exposures result from bottom-up stock-picking, not sector preferences or macro inputs.
POSITIONING
Consistent with the strategy’s long-standing portfolio construction philosophy, we continued to balance exposure between durable and rapid growth companies while ensuring diversification by business model, end market, and growth theme. Trading activity increased  slightly, with ten name swaps and a number of strategic position re-sizing trades to  optimize the ratio of upside potential to downside risk at the security and portfolio  levels. We believe these trades represent upgrades to the portfolio that will better position the strategy for future success.

Top Contributors
↑	NVIDIA Corporation
↑	ServiceNow, Inc.
↑	Visa Inc. Class A
↑	Microsoft Corporation
↑	Progressive Corporation

Top Detractors
↓	Edwards Lifesciences Corporation
↓	West Pharmaceutical Services, Inc.
↓	Trade Desk, Inc. Class A
↓	Danaher Corporation
↓	Thermo Fisher Scientific Inc.
Brown Advisory Sustainable Growth Fund	PAGE 1	TSR-AR-115233306

PERFORMANCE
The Fund’s underperformance was largely driven by weakness in our health care, consumer discretionary, and communication services names.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	10.84	14.05	15.89
Russell 1000® Index	15.66	16.30	13.35
Russell 1000® Growth Index	17.32	18.17	17.02
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$9,027,770,024
Number of Holdings	34
Net Advisory Fee	$47,705,230
Portfolio Turnover	32%
Visit https://www.brownadvisory.com/mf/funds/sustainable-growth-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Information Technology	45.4%
Financials	19.1%
Consumer Discretionary	11.7%
Industrials	10.9%
Health Care	6.3%
Communication Services	2.9%
Materials	1.7%
Cash & Other	2.0%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
NVIDIA Corp.	8.8%
Microsoft Corp.	8.6%
Amazon.com, Inc.	7.4%
Intuit, Inc.	4.4%
Visa, Inc.	4.0%
KKR & Co., Inc.	3.9%
Marvell Technology, Inc.	3.5%
Progressive Corp.	3.4%
ServiceNow, Inc.	3.1%
Arthur J Gallagher & Co.	2.9%
Brown Advisory Sustainable Growth Fund	PAGE 2	TSR-AR-115233306

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Growth Fund	PAGE 3	TSR-AR-115233306

Brown Advisory Sustainable Growth Fund
Advisor Shares | BAWAX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Sustainable Growth Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$105	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its benchmark, the Russell 1000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE
During the period, sector positioning had a positive effect on relative returns against the Russell 1000® Index, while stock selection was detractive. From a sector allocation perspective, the strategy benefited from its overweight in financials and lack of exposure to energy, which outweighed the negative effects of our underweight to communication services. Inclusive of stock selection and interaction, strong performance from our financials and information technology names was not enough to overcome weakness from our health care and communication services names. Within financials, our favorable positioning and stock selection within the insurance and asset management industries were a key driver of absolute returns, with PGR, AJG, KKR and ARES all among the top performers during the period. The strategy’s sector exposures result from bottom-up stock-picking, not sector preferences or macro inputs.
POSITIONING
Consistent with the strategy’s long-standing portfolio construction philosophy, we continued to balance exposure between durable and rapid growth companies while ensuring diversification by business model, end market, and growth theme. Trading activity increased  slightly, with ten name swaps and a number of strategic position re-sizing trades to  optimize the ratio of upside potential to downside risk at the security and portfolio  levels. We believe these trades represent upgrades to the portfolio that will better position the strategy for future success.

Top Contributors
↑	NVIDIA Corporation
↑	ServiceNow, Inc.
↑	Visa Inc. Class A
↑	Microsoft Corporation
↑	Progressive Corporation

Top Detractors
↓	Edwards Lifesciences Corporation
↓	West Pharmaceutical Services, Inc.
↓	Trade Desk, Inc. Class A
↓	Danaher Corporation
↓	Thermo Fisher Scientific Inc.
Brown Advisory Sustainable Growth Fund	PAGE 1	TSR-AR-115233405

PERFORMANCE
The Fund’s underperformance was largely driven by weakness in our health care, consumer discretionary, and communication services names.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	10.59	13.76	15.60
Russell 1000® Index	15.66	16.30	13.35
Russell 1000® Growth Index	17.32	18.17	17.02
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$9,027,770,024
Number of Holdings	34
Net Advisory Fee	$47,705,230
Portfolio Turnover	32%
Visit https://www.brownadvisory.com/mf/funds/sustainable-growth-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Information Technology	45.4%
Financials	19.1%
Consumer Discretionary	11.7%
Industrials	10.9%
Health Care	6.3%
Communication Services	2.9%
Materials	1.7%
Cash & Other	2.0%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
NVIDIA Corp.	8.8%
Microsoft Corp.	8.6%
Amazon.com, Inc.	7.4%
Intuit, Inc.	4.4%
Visa, Inc.	4.0%
KKR & Co., Inc.	3.9%
Marvell Technology, Inc.	3.5%
Progressive Corp.	3.4%
ServiceNow, Inc.	3.1%
Arthur J Gallagher & Co.	2.9%
Brown Advisory Sustainable Growth Fund	PAGE 2	TSR-AR-115233405

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Growth Fund	PAGE 3	TSR-AR-115233405

Brown Advisory Mid-Cap Growth Fund
Institutional Shares | BAFMX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Mid-Cap Growth Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$89	0.82%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund outperformed its benchmark, the Russell 1000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The main factor influencing performance was stock selection. Our strategy invests in mid- and small-capitalization equities that have an opportunity to grow at an above average rate over the long-term. Due to our focus on smaller companies, we do not purchase large- or mega-cap stocks. Thus, we never considered some of the most impactful Russell 1000® constituents during the last year such as Nvidia, Broadcom, Meta, Tesla, or Netflix. Despite that tilt, contributions from holdings such as Roblox, DoorDash, and Vistra helped the Fund outpace the benchmark over the period.
POSITIONING
Our philosophy harnesses the power of compounding, focusing on “3G” businesses (durable Growth, sound Governance, scalable Go-to-market strategies) that have a higher than average probability of making the journey from small- or mid-cap to large-cap than most companies. Since we are more closely aligned with the mid-cap universe, we are meaningfully underweight Information Technology and Financials and considerably overweight Industrials and Healthcare when compared to the Russell 1000® Index.

Top Contributors
↑	Roblox Corp. Class A
↑	DoorDash, Inc. Class A
↑	Vistra Corp.
↑	Cheniere Energy, Inc.
↑	Insulet Corporation

Top Detractors
↓	DexCom, Inc.
↓	West Pharmaceutical Services, Inc.
↓	Edwards Lifesciences Corporation
↓	Bio-Techne Corporation
↓	Entegris, Inc.
PERFORMANCE
The Fund’s relative outperformance during the 12-month period ending June 30, 2025 was commendable considering its structural focus on mid-caps kept it out of the top-10 Russell 1000® contributors. Returns were driven by positive stock selection, mostly in the Consumer, Energy, and Utilities sectors.
Brown Advisory Mid-Cap Growth Fund	PAGE 1	TSR-AR-115233413

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/02/2018)
Institutional Shares	16.77	8.97	9.52
Russell 1000® Index	15.66	16.30	14.05
Russell Midcap® Growth Index	26.49	12.65	12.67
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$72,530,892
Number of Holdings	59
Net Advisory Fee	$511,191
Portfolio Turnover	73%
Visit https://www.brownadvisory.com/mf/funds/mid-cap-growth-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Information Technology	25.0%
Industrials	21.1%
Health Care	15.3%
Consumer Discretionary	11.6%
Financials	5.4%
Energy	4.6%
Utilities	3.7%
Communication Services	3.5%
Real Estate	2.7%
Cash & Other	7.1%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
First American Government Obligations Fund	4.8%
Vistra Corp.	3.7%
Marvell Technology, Inc.	3.7%
West Pharmaceutical Services, Inc.	3.2%
Cheniere Energy, Inc.	3.2%
Hilton Worldwide Holdings, Inc.	3.0%
CoStar Group, Inc.	2.7%
HEICO Corp.	2.6%
Datadog, Inc.	2.6%
CCC Intelligent Solutions Holdings, Inc.	2.3%
Brown Advisory Mid-Cap Growth Fund	PAGE 2	TSR-AR-115233413

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Mid-Cap Growth Fund	PAGE 3	TSR-AR-115233413

Brown Advisory Mid-Cap Growth Fund
Investor Shares | BMIDX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Mid-Cap Growth Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$105	0.97%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund outperformed its benchmark, the Russell 1000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The main factor influencing performance was stock selection. Our strategy invests in mid- and small-capitalization equities that have an opportunity to grow at an above average rate over the long-term. Due to our focus on smaller companies, we do not purchase large- or mega-cap stocks. Thus, we never considered some of the most impactful Russell 1000® constituents during the last year such as Nvidia, Broadcom, Meta, Tesla, or Netflix. Despite that tilt, contributions from holdings such as Roblox, DoorDash, and Vistra helped the Fund outpace the benchmark over the period.
POSITIONING
Our philosophy harnesses the power of compounding, focusing on “3G” businesses (durable Growth, sound Governance, scalable Go-to-market strategies) that have a higher than average probability of making the journey from small- or mid-cap to large-cap than most companies. Since we are more closely aligned with the mid-cap universe, we are meaningfully underweight Information Technology and Financials and considerably overweight Industrials and Healthcare when compared to the Russell 1000® Index.

Top Contributors
↑	Roblox Corp. Class A
↑	DoorDash, Inc. Class A
↑	Vistra Corp.
↑	Cheniere Energy, Inc.
↑	Insulet Corporation

Top Detractors
↓	DexCom, Inc.
↓	West Pharmaceutical Services, Inc.
↓	Edwards Lifesciences Corporation
↓	Bio-Techne Corporation
↓	Entegris, Inc.
PERFORMANCE
The Fund’s relative outperformance during the 12-month period ending June 30, 2025 was commendable considering its structural focus on mid-caps kept it out of the top-10 Russell 1000® contributors. Returns were driven by positive stock selection, mostly in the Consumer, Energy, and Utilities sectors.
Brown Advisory Mid-Cap Growth Fund	PAGE 1	TSR-AR-115233439

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/02/2017)
Investor Shares	16.70	8.82	10.29
Russell 1000® Index	15.66	16.30	13.94
Russell Midcap® Growth Index	26.49	12.65	13.09
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$72,530,892
Number of Holdings	59
Net Advisory Fee	$511,191
Portfolio Turnover	73%
Visit https://www.brownadvisory.com/mf/funds/mid-cap-growth-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Information Technology	25.0%
Industrials	21.1%
Health Care	15.3%
Consumer Discretionary	11.6%
Financials	5.4%
Energy	4.6%
Utilities	3.7%
Communication Services	3.5%
Real Estate	2.7%
Cash & Other	7.1%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
First American Government Obligations Fund	4.8%
Vistra Corp.	3.7%
Marvell Technology, Inc.	3.7%
West Pharmaceutical Services, Inc.	3.2%
Cheniere Energy, Inc.	3.2%
Hilton Worldwide Holdings, Inc.	3.0%
CoStar Group, Inc.	2.7%
HEICO Corp.	2.6%
Datadog, Inc.	2.6%
CCC Intelligent Solutions Holdings, Inc.	2.3%
Brown Advisory Mid-Cap Growth Fund	PAGE 2	TSR-AR-115233439

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Mid-Cap Growth Fund	PAGE 3	TSR-AR-115233439

Brown Advisory Small-Cap Growth Fund
Institutional Shares | BAFSX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Small-Cap Growth Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$97	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its regulatory benchmark, the Russell 1000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE
We are in a multi-year cycle where the largest companies have provided the strongest returns, and the main factor influencing performance remains our style and area of focus. Our strategy tends to look for small-capitalization equities that have an opportunity to grow at an above average rate over the long-term. Due to our focus on smaller companies, we do not purchase mid-cap or large-cap stocks. Thus, we never considered some of the most prolific contributors in the large-cap space such as Nvidia, Broadcom and other mega-cap technology names, along with a number of the best performers within the communication services and consumer discretionary sectors.
POSITIONING
Our philosophy harnesses the power of compounding, focusing on “3G” businesses (durable Growth, sound Governance, scalable Go-to-market strategies) that have a higher than average probability of making the journey from small-cap to mid-cap (and perhaps large-cap) than most companies. Since we are more closely aligned with the smaller capitalization universe, we are underweight financials and information technology and overweight industrials and health care.

Top Contributors
↑	Curtiss-Wright Corporation
↑	SiTime Corporation
↑	Inari Medical, Inc.
↑	Mirion Technologies, Inc. Class A
↑	Encompass Health Corporation

Top Detractors
↓	KinderCare Learning Companies Inc
↓	Entegris, Inc.
↓	Bruker Corporation
↓	Bio-Techne Corporation
↓	ChampionX Corporation
PERFORMANCE
The 12-month period ending June 30, 2025 was challenging due to our lack of ownership of any of the large-cap stocks that drove the Russell 1000® Index over this period.
Brown Advisory Small-Cap Growth Fund	PAGE 1	TSR-AR-115233819

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	4.37	5.83	8.03
Russell 1000® Index	15.66	16.30	13.35
Russell 2000® Growth Index	9.73	7.42	7.14
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$932,266,930
Number of Holdings	75
Net Advisory Fee	$11,838,825
Portfolio Turnover	28%
Visit https://www.brownadvisory.com/mf/funds/small-cap-growth-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Industrials	30.1%
Information Technology	24.6%
Health Care	20.6%
Consumer Discretionary	6.4%
Energy	4.7%
Financials	4.4%
Communication Services	2.4%
Consumer Staples	2.1%
Real Estate	1.9%
Cash & Other	2.8%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
CCC Intelligent Solutions Holdings, Inc.	4.0%
HealthEquity, Inc.	3.2%
Dynatrace, Inc.	3.2%
Bright Horizons Family Solutions, Inc.	3.2%
Waste Connections, Inc.	3.0%
Prosperity Bancshares, Inc.	2.9%
Curtiss-Wright Corp.	2.5%
StandardAero, Inc.	2.5%
Mirion Technologies, Inc.	2.5%
Encompass Health Corp.	2.5%
Brown Advisory Small-Cap Growth Fund	PAGE 2	TSR-AR-115233819

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Small-Cap Growth Fund	PAGE 3	TSR-AR-115233819

Brown Advisory Small-Cap Growth Fund
Investor Shares | BIASX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Small-Cap Growth Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$112	1.10%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its regulatory benchmark, the Russell 1000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE
We are in a multi-year cycle where the largest companies have provided the strongest returns, and the main factor influencing performance remains our style and area of focus. Our strategy tends to look for small-capitalization equities that have an opportunity to grow at an above average rate over the long-term. Due to our focus on smaller companies, we do not purchase mid-cap or large-cap stocks. Thus, we never considered some of the most prolific contributors in the large-cap space such as Nvidia, Broadcom and other mega-cap technology names, along with a number of the best performers within the communication services and consumer discretionary sectors.
POSITIONING
Our philosophy harnesses the power of compounding, focusing on “3G” businesses (durable Growth, sound Governance, scalable Go-to-market strategies) that have a higher than average probability of making the journey from small-cap to mid-cap (and perhaps large-cap) than most companies. Since we are more closely aligned with the smaller capitalization universe, we are underweight financials and information technology and overweight industrials and health care.

Top Contributors
↑	Curtiss-Wright Corporation
↑	SiTime Corporation
↑	Inari Medical, Inc.
↑	Mirion Technologies, Inc. Class A
↑	Encompass Health Corporation

Top Detractors
↓	KinderCare Learning Companies Inc
↓	Entegris, Inc.
↓	Bruker Corporation
↓	Bio-Techne Corporation
↓	ChampionX Corporation
PERFORMANCE
The 12-month period ending June 30, 2025 was challenging due to our lack of ownership of any of the large-cap stocks that drove the Russell 1000® Index over this period.
Brown Advisory Small-Cap Growth Fund	PAGE 1	TSR-AR-115233835

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	4.24	5.68	7.87
Russell 1000® Index	15.66	16.30	13.35
Russell 2000® Growth Index	9.73	7.42	7.14
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$932,266,930
Number of Holdings	75
Net Advisory Fee	$11,838,825
Portfolio Turnover	28%
Visit https://www.brownadvisory.com/mf/funds/small-cap-growth-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Industrials	30.1%
Information Technology	24.6%
Health Care	20.6%
Consumer Discretionary	6.4%
Energy	4.7%
Financials	4.4%
Communication Services	2.4%
Consumer Staples	2.1%
Real Estate	1.9%
Cash & Other	2.8%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
CCC Intelligent Solutions Holdings, Inc.	4.0%
HealthEquity, Inc.	3.2%
Dynatrace, Inc.	3.2%
Bright Horizons Family Solutions, Inc.	3.2%
Waste Connections, Inc.	3.0%
Prosperity Bancshares, Inc.	2.9%
Curtiss-Wright Corp.	2.5%
StandardAero, Inc.	2.5%
Mirion Technologies, Inc.	2.5%
Encompass Health Corp.	2.5%
Brown Advisory Small-Cap Growth Fund	PAGE 2	TSR-AR-115233835

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Small-Cap Growth Fund	PAGE 3	TSR-AR-115233835

Brown Advisory Small-Cap Growth Fund
Advisor Shares | BASAX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Small-Cap Growth Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$138	1.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its regulatory benchmark, the Russell 1000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE
We are in a multi-year cycle where the largest companies have provided the strongest returns, and the main factor influencing performance remains our style and area of focus. Our strategy tends to look for small-capitalization equities that have an opportunity to grow at an above average rate over the long-term. Due to our focus on smaller companies, we do not purchase mid-cap or large-cap stocks. Thus, we never considered some of the most prolific contributors in the large-cap space such as Nvidia, Broadcom and other mega-cap technology names, along with a number of the best performers within the communication services and consumer discretionary sectors.
POSITIONING
Our philosophy harnesses the power of compounding, focusing on “3G” businesses (durable Growth, sound Governance, scalable Go-to-market strategies) that have a higher than average probability of making the journey from small-cap to mid-cap (and perhaps large-cap) than most companies. Since we are more closely aligned with the smaller capitalization universe, we are underweight financials and information technology and overweight industrials and health care.

Top Contributors
↑	Curtiss-Wright Corporation
↑	SiTime Corporation
↑	Inari Medical, Inc.
↑	Mirion Technologies, Inc. Class A
↑	Encompass Health Corporation

Top Detractors
↓	KinderCare Learning Companies Inc
↓	Entegris, Inc.
↓	Bruker Corporation
↓	Bio-Techne Corporation
↓	ChampionX Corporation
PERFORMANCE
The 12-month period ending June 30, 2025 was challenging due to our lack of ownership of any of the large-cap stocks that drove the Russell 1000® Index over this period.
Brown Advisory Small-Cap Growth Fund	PAGE 1	TSR-AR-115233827

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	3.97	5.41	7.60
Russell 1000® Index	15.66	16.30	13.35
Russell 2000® Growth Index	9.73	7.42	7.14
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$932,266,930
Number of Holdings	75
Net Advisory Fee	$11,838,825
Portfolio Turnover	28%
Visit https://www.brownadvisory.com/mf/funds/small-cap-growth-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Industrials	30.1%
Information Technology	24.6%
Health Care	20.6%
Consumer Discretionary	6.4%
Energy	4.7%
Financials	4.4%
Communication Services	2.4%
Consumer Staples	2.1%
Real Estate	1.9%
Cash & Other	2.8%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
CCC Intelligent Solutions Holdings, Inc.	4.0%
HealthEquity, Inc.	3.2%
Dynatrace, Inc.	3.2%
Bright Horizons Family Solutions, Inc.	3.2%
Waste Connections, Inc.	3.0%
Prosperity Bancshares, Inc.	2.9%
Curtiss-Wright Corp.	2.5%
StandardAero, Inc.	2.5%
Mirion Technologies, Inc.	2.5%
Encompass Health Corp.	2.5%
Brown Advisory Small-Cap Growth Fund	PAGE 2	TSR-AR-115233827

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Small-Cap Growth Fund	PAGE 3	TSR-AR-115233827

Brown Advisory Small-Cap Fundamental Value Fund
Institutional Shares | BAUUX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Small-Cap Fundamental Value Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$97	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its regulatory benchmark, the Russell 1000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was mainly driven by the financials and utilities sectors while the communication services and health care sectors were the biggest detractors. The largest individual contributor to performance was Talen Energy Corp (TLN) and the largest individual detractor to performance was Cable One, Inc. (CABO).
POSITIONING
We were active during the period and invested in fifteen new companies and exited from sixteen companies. We also had two additions and deletions during the period. The additions during the period were diversified across most economic sectors. A notable addition to the communication services sector in the second quarter of 2025 was Cars.com (CARS). CARS assists consumers navigating the new and used car market. The company’s business revenue model is based on monthly subscriptions from over 19,000 dealers along with advertising revenues from original equipment manufacturers “OEMS” and dealers. The company’s valuation is down recently due to negative sentiment in the auto sector. CARS trades at approximately 6x EBITDA and has begun to use its significant cash flow to repurchase its shares.

Top Contributors
↑	Talen Energy Corp
↑	Bancorp Inc
↑	OSI Systems, Inc.
↑	Hanover Insurance Group, Inc.
↑	Curtiss-Wright Corporation

Top Detractors
↓	Cable One, Inc.
↓	Orion S.A.
↓	Acadia Healthcare Company, Inc.
↓	Avanos Medical, Inc.
↓	Expro Group Holdings N.V.
PERFORMANCE
The Fund posted positive returns and underperformed its regulatory benchmark, Russell 1000® Index, during the period.
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 1	TSR-AR-115233777

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	3.93	13.33	6.99
Russell 1000® Index	15.66	16.30	13.35
Russell 2000® Value Index	5.54	12.47	6.72
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,177,998,140
Number of Holdings	65
Net Advisory Fee	$11,566,211
Portfolio Turnover	39%
Visit https://www.brownadvisory.com/mf/funds/small-cap-fundamental-value-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Financials	30.6%
Consumer Discretionary	11.8%
Industrials	9.5%
Information Technology	8.3%
Communication Services	7.2%
Materials	7.0%
Utilities	6.2%
Energy	5.6%
Real Estate	4.7%
Cash & Other	9.1%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Talen Energy Corp.	4.1%
First American Government Obligations Fund	3.8%
Signet Jewelers Ltd.	3.0%
Bancorp, Inc.	2.9%
NCR Atleos Corp.	2.9%
Eastern Bankshares, Inc.	2.4%
Eagle Materials, Inc.	2.4%
John Wiley & Sons, Inc.	2.3%
Old National Bancorp	2.3%
Nomad Foods Ltd.	2.2%
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 2	TSR-AR-115233777

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 3	TSR-AR-115233777

Brown Advisory Small-Cap Fundamental Value Fund
Investor Shares | BIAUX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Small-Cap Fundamental Value Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$112	1.10%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its regulatory benchmark, the Russell 1000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was mainly driven by the financials and utilities sectors while the communication services and health care sectors were the biggest detractors. The largest individual contributor to performance was Talen Energy Corp (TLN) and the largest individual detractor to performance was Cable One, Inc. (CABO).
POSITIONING
We were active during the period and invested in fifteen new companies and exited from sixteen companies. We also had two additions and deletions during the period. The additions during the period were diversified across most economic sectors. A notable addition to the communication services sector in the second quarter of 2025 was Cars.com (CARS). CARS assists consumers navigating the new and used car market. The company’s business revenue model is based on monthly subscriptions from over 19,000 dealers along with advertising revenues from original equipment manufacturers “OEMS” and dealers. The company’s valuation is down recently due to negative sentiment in the auto sector. CARS trades at approximately 6x EBITDA and has begun to use its significant cash flow to repurchase its shares.

Top Contributors
↑	Talen Energy Corp
↑	Bancorp Inc
↑	OSI Systems, Inc.
↑	Hanover Insurance Group, Inc.
↑	Curtiss-Wright Corporation

Top Detractors
↓	Cable One, Inc.
↓	Orion S.A.
↓	Acadia Healthcare Company, Inc.
↓	Avanos Medical, Inc.
↓	Expro Group Holdings N.V.
PERFORMANCE
The Fund posted positive returns and underperformed its regulatory benchmark, Russell 1000® Index, during the period.
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 1	TSR-AR-115233793

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	3.78	13.16	6.83
Russell 1000® Index	15.66	16.30	13.35
Russell 2000® Value Index	5.54	12.47	6.72
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,177,998,140
Number of Holdings	65
Net Advisory Fee	$11,566,211
Portfolio Turnover	39%
Visit https://www.brownadvisory.com/mf/funds/small-cap-fundamental-value-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Financials	30.6%
Consumer Discretionary	11.8%
Industrials	9.5%
Information Technology	8.3%
Communication Services	7.2%
Materials	7.0%
Utilities	6.2%
Energy	5.6%
Real Estate	4.7%
Cash & Other	9.1%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Talen Energy Corp.	4.1%
First American Government Obligations Fund	3.8%
Signet Jewelers Ltd.	3.0%
Bancorp, Inc.	2.9%
NCR Atleos Corp.	2.9%
Eastern Bankshares, Inc.	2.4%
Eagle Materials, Inc.	2.4%
John Wiley & Sons, Inc.	2.3%
Old National Bancorp	2.3%
Nomad Foods Ltd.	2.2%
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 2	TSR-AR-115233793

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 3	TSR-AR-115233793

Brown Advisory Small-Cap Fundamental Value Fund
Advisor Shares | BAUAX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Small-Cap Fundamental Value Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$137	1.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its regulatory benchmark, the Russell 1000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was mainly driven by the financials and utilities sectors while the communication services and health care sectors were the biggest detractors. The largest individual contributor to performance was Talen Energy Corp (TLN) and the largest individual detractor to performance was Cable One, Inc. (CABO).
POSITIONING
We were active during the period and invested in fifteen new companies and exited from sixteen companies. We also had two additions and deletions during the period. The additions during the period were diversified across most economic sectors. A notable addition to the communication services sector in the second quarter of 2025 was Cars.com (CARS). CARS assists consumers navigating the new and used car market. The company’s business revenue model is based on monthly subscriptions from over 19,000 dealers along with advertising revenues from original equipment manufacturers “OEMS” and dealers. The company’s valuation is down recently due to negative sentiment in the auto sector. CARS trades at approximately 6x EBITDA and has begun to use its significant cash flow to repurchase its shares.

Top Contributors
↑	Talen Energy Corp
↑	Bancorp Inc
↑	OSI Systems, Inc.
↑	Hanover Insurance Group, Inc.
↑	Curtiss-Wright Corporation

Top Detractors
↓	Cable One, Inc.
↓	Orion S.A.
↓	Acadia Healthcare Company, Inc.
↓	Avanos Medical, Inc.
↓	Expro Group Holdings N.V.
PERFORMANCE
The Fund posted positive returns and underperformed its regulatory benchmark, Russell 1000® Index, during the period.
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 1	TSR-AR-115233785

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	3.50	12.87	6.56
Russell 1000® Index	15.66	16.30	13.35
Russell 2000® Value Index	5.54	12.47	6.72
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,177,998,140
Number of Holdings	65
Net Advisory Fee	$11,566,211
Portfolio Turnover	39%
Visit https://www.brownadvisory.com/mf/funds/small-cap-fundamental-value-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Financials	30.6%
Consumer Discretionary	11.8%
Industrials	9.5%
Information Technology	8.3%
Communication Services	7.2%
Materials	7.0%
Utilities	6.2%
Energy	5.6%
Real Estate	4.7%
Cash & Other	9.1%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Talen Energy Corp.	4.1%
First American Government Obligations Fund	3.8%
Signet Jewelers Ltd.	3.0%
Bancorp, Inc.	2.9%
NCR Atleos Corp.	2.9%
Eastern Bankshares, Inc.	2.4%
Eagle Materials, Inc.	2.4%
John Wiley & Sons, Inc.	2.3%
Old National Bancorp	2.3%
Nomad Foods Ltd.	2.2%
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 2	TSR-AR-115233785

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 3	TSR-AR-115233785

Brown Advisory Sustainable Small-Cap Core Fund
Institutional Shares | BAFYX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Sustainable Small-Cap Core Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$96	0.93%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its regulatory benchmark, the Russell 1000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was primarily driven by stock selection in the financials and industrials sector, while the consumer discretionary sector was the biggest detractor. The largest individual contributor to performance was Talen Energy Corp (TLN) and the largest individual detractor to performance was KinderCare Learning Companies Inc (KLC).
POSITIONING
We were active during the 12-month period and invested in 24 new companies and exited from 20 companies.  Two companies were bought and sold in the quarter. Activity was broad based across sectors, but most heavily focused within the health care, industrials, and information technology sectors. A notable addition to the information technology sector during the period was Mirion Technologies. Mirion Technologies leverages their expertise in ionizing radiation technology to measure the presence of radioactive material in medical diagnostics, nuclear energy, military nuclear threat prevention settings, and deliver radiation therapies to treat cancer. Mirion has high levels of recurring revenue for their nuclear radiation detection, test, and measurement products which are required in any setting where radiation is present. They are benefitting from the growth of nuclear power globally and the increasing use of radiation therapies to treat cancer and other diseases.

Top Contributors
↑	Talen Energy Corp
↑	Bancorp Inc
↑	Encompass Health Corporation
↑	Inari Medical, Inc.
↑	Mirion Technologies, Inc. Class A

Top Detractors
↓	KinderCare Learning Companies Inc
↓	Onto Innovation, Inc.
↓	Vaxcyte, Inc.
↓	Biohaven Ltd.
↓	Cable One, Inc.
Brown Advisory Sustainable Small-Cap Core Fund	PAGE 1	TSR-AR-115233298

PERFORMANCE
Small cap indices continued to face unprecedented underperformance relative to large cap indices during the 12-month period, resulting in the fund underperforming compared to its regulatory benchmark.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Institutional Shares	6.96	1.09
Russell 1000® Index	15.66	11.11
Russell 2000® Index	7.68	1.08
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$99,422,927
Number of Holdings	74
Net Advisory Fee	$664,803
Portfolio Turnover	43%
Visit https://www.brownadvisory.com/mf/funds/sustainable-small-cap-core-fund for recent performance information.
Brown Advisory Sustainable Small-Cap Core Fund	PAGE 2	TSR-AR-115233298

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Industrials	19.8%
Financials	19.0%
Health Care	15.8%
Information Technology	14.5%
Consumer Discretionary	9.3%
Real Estate	5.0%
Consumer Staples	3.2%
Utilities	3.2%
Communication Services	3.0%
Cash & Other	7.2%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
First American Government Obligations Fund	4.5%
Talen Energy Corp.	3.2%
Bancorp, Inc.	2.9%
Encompass Health Corp.	2.4%
SPX Technologies, Inc.	2.3%
Eastern Bankshares, Inc.	2.2%
Old National Bancorp	2.0%
Valmont Industries, Inc.	2.0%
EnPro, Inc.	1.9%
Bright Horizons Family Solutions, Inc.	1.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Small-Cap Core Fund	PAGE 3	TSR-AR-115233298

Brown Advisory Sustainable Small-Cap Core Fund
Investor Shares | BIAYX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Sustainable Small-Cap Core Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$112	1.08%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its regulatory benchmark, the Russell 1000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was primarily driven by stock selection in the financials and industrials sector, while the consumer discretionary sector was the biggest detractor. The largest individual contributor to performance was Talen Energy Corp (TLN) and the largest individual detractor to performance was KinderCare Learning Companies Inc (KLC).
POSITIONING
We were active during the 12-month period and invested in 24 new companies and exited from 20 companies.  Two companies were bought and sold in the quarter. Activity was broad based across sectors, but most heavily focused within the health care, industrials, and information technology sectors. A notable addition to the information technology sector during the period was Mirion Technologies. Mirion Technologies leverages their expertise in ionizing radiation technology to measure the presence of radioactive material in medical diagnostics, nuclear energy, military nuclear threat prevention settings, and deliver radiation therapies to treat cancer. Mirion has high levels of recurring revenue for their nuclear radiation detection, test, and measurement products which are required in any setting where radiation is present. They are benefitting from the growth of nuclear power globally and the increasing use of radiation therapies to treat cancer and other diseases.

Top Contributors
↑	Talen Energy Corp
↑	Bancorp Inc
↑	Encompass Health Corporation
↑	Inari Medical, Inc.
↑	Mirion Technologies, Inc. Class A

Top Detractors
↓	KinderCare Learning Companies Inc
↓	Onto Innovation, Inc.
↓	Vaxcyte, Inc.
↓	Biohaven Ltd.
↓	Cable One, Inc.
Brown Advisory Sustainable Small-Cap Core Fund	PAGE 1	TSR-AR-115233280

PERFORMANCE
Small cap indices continued to face unprecedented underperformance relative to large cap indices during the 12-month period, resulting in the fund underperforming compared to its regulatory benchmark.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Investor Shares	6.74	0.91
Russell 1000® Index	15.66	11.11
Russell 2000® Index	7.68	1.08
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$99,422,927
Number of Holdings	74
Net Advisory Fee	$664,803
Portfolio Turnover	43%
Visit https://www.brownadvisory.com/mf/funds/sustainable-small-cap-core-fund for recent performance information.
Brown Advisory Sustainable Small-Cap Core Fund	PAGE 2	TSR-AR-115233280

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Industrials	19.8%
Financials	19.0%
Health Care	15.8%
Information Technology	14.5%
Consumer Discretionary	9.3%
Real Estate	5.0%
Consumer Staples	3.2%
Utilities	3.2%
Communication Services	3.0%
Cash & Other	7.2%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
First American Government Obligations Fund	4.5%
Talen Energy Corp.	3.2%
Bancorp, Inc.	2.9%
Encompass Health Corp.	2.4%
SPX Technologies, Inc.	2.3%
Eastern Bankshares, Inc.	2.2%
Old National Bancorp	2.0%
Valmont Industries, Inc.	2.0%
EnPro, Inc.	1.9%
Bright Horizons Family Solutions, Inc.	1.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Small-Cap Core Fund	PAGE 3	TSR-AR-115233280

Brown Advisory Sustainable Value Fund
Institutional Shares | BASVX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Sustainable Value Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$75	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its benchmark, the Russell 1000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Health Care, Utilities, and Real Estate were the leading contributors to performance during the period. Energy, Information Technology, and Communication Services were the leading sources of underperformance. Our overweight to health care hurt as the sector lagged the benchmark returns, but this was offset by our strong stock selection. Energy was a detractor to performance during the period as our exposure to oilfield services underperformed other areas of energy such as exploration & production. We were pleased that our performance over the last year was driven by stock selection across the portfolio as opposed to sector allocation.
POSITIONING
During the period, we added five new companies and eliminated six companies. The new additions included two in Health Care, one in Financials, one in Information Technology, and one in Consumer Discretionary. The eliminations included three in Health Care, one in Financials, one in Consumer Discretionary, and one in Information Technology. We remain overweight in Health Care, Financials and Materials and are underweight Information Technology and Consumer Discretionary. We continue to look for high quality businesses that generate consistent high levels of free cash flow, possess a Sustainable Free Cash Flow Advantage, exhibit capital discipline and trade at attractive valuations.

Top Contributors
↑	Constellation Energy Corporation
↑	Cardinal Health, Inc.
↑	T-Mobile US, Inc.
↑	CRH public limited company
↑	Trane Technologies plc

Top Detractors
↓	Weatherford International plc
↓	Schlumberger Limited
↓	Elevance Health, Inc.
↓	ChampionX Corporation
↓	Merck & Co., Inc.
PERFORMANCE
The Fund posted positive returns and underperformed its regulatory benchmark during the period.
Brown Advisory Sustainable Value Fund	PAGE 1	TSR-AR-115233256

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2023)
Institutional Shares	13.76	15.85
Russell 1000® Index	15.66	22.47
Russell 1000® Value Index	13.70	13.06
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$158,641,914
Number of Holdings	42
Net Advisory Fee	$717,079
Portfolio Turnover	29%
Visit https://www.brownadvisory.com/mf/funds/sustainable-value-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Financials	22.1%
Health Care	17.5%
Information Technology	12.3%
Industrials	11.5%
Communication Services	7.9%
Energy	4.9%
Consumer Staples	4.7%
Materials	4.5%
Consumer Discretionary	4.3%
Cash & Other	10.3%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
First American Government Obligations Fund	5.3%
CRH PLC	4.5%
Ferguson Enterprises, Inc.	4.2%
Sanofi SA	4.1%
Cardinal Health, Inc.	4.1%
American International Group, Inc.	3.8%
Unilever PLC	3.8%
Bank of America Corp.	3.7%
Constellation Energy Corp.	3.5%
Willis Towers Watson PLC	3.5%
Brown Advisory Sustainable Value Fund	PAGE 2	TSR-AR-115233256

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Value Fund	PAGE 3	TSR-AR-115233256

Brown Advisory Sustainable Value Fund
Investor Shares | BISVX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Sustainable Value Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$91	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its benchmark, the Russell 1000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Health Care, Utilities, and Real Estate were the leading contributors to performance during the period. Energy, Information Technology, and Communication Services were the leading sources of underperformance. Our overweight to health care hurt as the sector lagged the benchmark returns, but this was offset by our strong stock selection. Energy was a detractor to performance during the period as our exposure to oilfield services underperformed other areas of energy such as exploration & production. We were pleased that our performance over the last year was driven by stock selection across the portfolio as opposed to sector allocation.
POSITIONING
During the period, we added five new companies and eliminated six companies. The new additions included two in Health Care, one in Financials, one in Information Technology, and one in Consumer Discretionary. The eliminations included three in Health Care, one in Financials, one in Consumer Discretionary, and one in Information Technology. We remain overweight in Health Care, Financials and Materials and are underweight Information Technology and Consumer Discretionary. We continue to look for high quality businesses that generate consistent high levels of free cash flow, possess a Sustainable Free Cash Flow Advantage, exhibit capital discipline and trade at attractive valuations.

Top Contributors
↑	Constellation Energy Corporation
↑	Cardinal Health, Inc.
↑	T-Mobile US, Inc.
↑	CRH public limited company
↑	Trane Technologies plc

Top Detractors
↓	Weatherford International plc
↓	Schlumberger Limited
↓	Elevance Health, Inc.
↓	ChampionX Corporation
↓	Merck & Co., Inc.
PERFORMANCE
The Fund posted positive returns and underperformed its regulatory benchmark during the period.
Brown Advisory Sustainable Value Fund	PAGE 1	TSR-AR-115233249

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2023)
Investor Shares	13.60	15.61
Russell 1000® Index	15.66	22.47
Russell 1000® Value Index	13.70	13.06
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$158,641,914
Number of Holdings	42
Net Advisory Fee	$717,079
Portfolio Turnover	29%
Visit https://www.brownadvisory.com/mf/funds/sustainable-value-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Financials	22.1%
Health Care	17.5%
Information Technology	12.3%
Industrials	11.5%
Communication Services	7.9%
Energy	4.9%
Consumer Staples	4.7%
Materials	4.5%
Consumer Discretionary	4.3%
Cash & Other	10.3%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
First American Government Obligations Fund	5.3%
CRH PLC	4.5%
Ferguson Enterprises, Inc.	4.2%
Sanofi SA	4.1%
Cardinal Health, Inc.	4.1%
American International Group, Inc.	3.8%
Unilever PLC	3.8%
Bank of America Corp.	3.7%
Constellation Energy Corp.	3.5%
Willis Towers Watson PLC	3.5%
Brown Advisory Sustainable Value Fund	PAGE 2	TSR-AR-115233249

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Value Fund	PAGE 3	TSR-AR-115233249

Brown Advisory Global Leaders Fund
Institutional Shares | BAFLX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Global Leaders Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$81	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund outperformed its benchmark, the MSCI All Country World Index (ACWI).
WHAT FACTORS INFLUENCED PERFORMANCE
Outperformance was driven primarily by financials, consumer discretionary and industrials. Financials performed strongly in the face of volatility (e.g. Deutsche Boerse, B3), delivering counter-cyclical ballast to the portfolio. Industrials contributed to relative performance, particularly through the ongoing contribution of aerospace. Health Care contributed negatively, and we have exited two health care companies during the reporting period. Technology performed strongly in absolute terms. The Fund delivered downside capture during the market weakness in early 2025. While not an explicit target, we aim to identify companies that can help insulate our investors in bad times so we can compound a smaller loss thereafter.
POSITIONING
We are looking for high-quality companies with superior customer outcomes that we believe are able to pass on prices and generate high levels of recurring revenue while requiring low leverage. Sector and country diversification is an output of investment selection and capital allocation. During the year we added Rentokil and Experian. We exited TJX Companies, Adobe and Coloplast. We initiated and exited Illumina following an unusually short holding period due to a combination of supply-side and demand-side risks impacting our thesis.

Top Contributors
↑	Deutsche Boerse AG
↑	GE Aerospace
↑	Safran SA
↑	Mastercard Incorporated Class A
↑	London Stock Exchange Group plc

Top Detractors
↓	Illumina, Inc.
↓	Adobe Inc.
↓	Alphabet Inc. Class C
↓	Edwards Lifesciences Corporation
↓	Zoetis, Inc. Class A
PERFORMANCE
The Fund delivered absolute positive performance during the reporting period, outperforming the benchmark.
Brown Advisory Global Leaders Fund	PAGE 1	TSR-AR-115233355

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2018)
Institutional Shares	16.95	13.64	13.88
MSCI All Country World Index (ACWI)	16.17	13.65	11.96
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$2,417,663,440
Number of Holdings	34
Net Advisory Fee	$13,850,998
Portfolio Turnover	22%
Visit https://www.brownadvisory.com/mf/funds/global-leaders-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Financials	32.8%
Information Technology	22.7%
Industrials	18.9%
Health Care	8.1%
Communication Services	5.4%
Consumer Discretionary	4.5%
Consumer Staples	3.9%
Materials	1.5%
Cash & Other	2.2%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Microsoft Corp.	9.4%
London Stock Exchange Group PLC	4.9%
Deutsche Boerse AG	4.6%
Visa, Inc.	4.3%
Unilever PLC	3.9%
Mastercard, Inc.	3.8%
Intuit, Inc.	3.8%
Safran SA	3.3%
Alphabet, Inc.	3.3%
HDFC Bank Ltd.	3.2%

Top 10 Countries	(%)
United States	54.2%
United Kingdom	12.9%
Germany	6.7%
Netherlands	4.6%
France	3.3%
India	3.2%
Switzerland	3.0%
China	2.8%
Brazil	2.8%
Taiwan	2.5%
Brown Advisory Global Leaders Fund	PAGE 2	TSR-AR-115233355

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Global Leaders Fund	PAGE 3	TSR-AR-115233355

Brown Advisory Global Leaders Fund
Investor Shares | BIALX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Global Leaders Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$98	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund outperformed its benchmark, the MSCI All Country World Index (ACWI).
WHAT FACTORS INFLUENCED PERFORMANCE
Outperformance was driven primarily by financials, consumer discretionary and industrials. Financials performed strongly in the face of volatility (e.g. Deutsche Boerse, B3), delivering counter-cyclical ballast to the portfolio. Industrials contributed to relative performance, particularly through the ongoing contribution of aerospace. Health Care contributed negatively, and we have exited two health care companies during the reporting period. Technology performed strongly in absolute terms. The Fund delivered downside capture during the market weakness in early 2025. While not an explicit target, we aim to identify companies that can help insulate our investors in bad times so we can compound a smaller loss thereafter.
POSITIONING
We are looking for high-quality companies with superior customer outcomes that we believe are able to pass on prices and generate high levels of recurring revenue while requiring low leverage. Sector and country diversification is an output of investment selection and capital allocation. During the year we added Rentokil and Experian. We exited TJX Companies, Adobe and Coloplast. We initiated and exited Illumina following an unusually short holding period due to a combination of supply-side and demand-side risks impacting our thesis.

Top Contributors
↑	Deutsche Boerse AG
↑	GE Aerospace
↑	Safran SA
↑	Mastercard Incorporated Class A
↑	London Stock Exchange Group plc

Top Detractors
↓	Illumina, Inc.
↓	Adobe Inc.
↓	Alphabet Inc. Class C
↓	Edwards Lifesciences Corporation
↓	Zoetis, Inc. Class A
PERFORMANCE
The Fund delivered absolute positive performance during the reporting period, outperforming the benchmark.
Brown Advisory Global Leaders Fund	PAGE 1	TSR-AR-115233462

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2015)
Investor Shares	16.78	13.45	11.98
MSCI All Country World Index (ACWI)	16.17	13.65	9.93
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$2,417,663,440
Number of Holdings	34
Net Advisory Fee	$13,850,998
Portfolio Turnover	22%
Visit https://www.brownadvisory.com/mf/funds/global-leaders-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Financials	32.8%
Information Technology	22.7%
Industrials	18.9%
Health Care	8.1%
Communication Services	5.4%
Consumer Discretionary	4.5%
Consumer Staples	3.9%
Materials	1.5%
Cash & Other	2.2%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Microsoft Corp.	9.4%
London Stock Exchange Group PLC	4.9%
Deutsche Boerse AG	4.6%
Visa, Inc.	4.3%
Unilever PLC	3.9%
Mastercard, Inc.	3.8%
Intuit, Inc.	3.8%
Safran SA	3.3%
Alphabet, Inc.	3.3%
HDFC Bank Ltd.	3.2%

Top 10 Countries	(%)
United States	54.2%
United Kingdom	12.9%
Germany	6.7%
Netherlands	4.6%
France	3.3%
India	3.2%
Switzerland	3.0%
China	2.8%
Brazil	2.8%
Taiwan	2.5%
Brown Advisory Global Leaders Fund	PAGE 2	TSR-AR-115233462

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Global Leaders Fund	PAGE 3	TSR-AR-115233462

Brown Advisory Sustainable International Leaders Fund
Institutional Shares | BAILX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Sustainable International Leaders Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$92	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its benchmark, the MSCI ACWI ex USA Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Underperformance was driven primarily by Industrials and Information Technology. Within Technology it was mainly the exposure to semiconductor end markets that are still recovering from cyclical lows (eg. NXP Semiconductor; certain ASML end markets) that detracted from performance. Health Care was the largest relative, positive contributor to performance while Financials delivered the largest contribution to absolute returns. The main driver being the counter-cyclical revenue drivers of financial market infrastructure companies (eg. Deutsche Boerse, B3) that benefited from the market volatility in 2025.
POSITIONING
International equity indices outperformed both global and U.S. indices over the reporting period and especially since the beginning of 2025. The Fund benefited from its regional exposure with the largest allocation being to Europe. During the year we added Richemont, Amadeus IT, AstraZeneca, Anta Sports, SAP and Taiwan Semiconductor Manufacturing. We exited Coloplast. We look for competitively advantaged businesses that earn high returns on invested capital (ROIC), are run by capable management teams and are attractively valued, have the ability to generate attractive through-the-cycle shareholder returns. Sector and country diversification is an output of stock picking.

Top Contributors
↑	Deutsche Boerse AG
↑	Safran SA
↑	Airbus SE
↑	B3 SA - Brasil, Bolsa, Balcao
↑	CTS Eventim AG & Co. KGaA

Top Detractors
↓	LVMH Moet Hennessy Louis Vuitton SE
↓	Rentokil Initial plc
↓	NXP Semiconductors NV
↓	Diageo plc
↓	ASML Holding NV
PERFORMANCE
The Fund delivered absolute positive performance during the reporting period, underperforming the benchmark.
Brown Advisory Sustainable International Leaders Fund	PAGE 1	TSR-AR-115233272

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2022)
Institutional Shares	15.64	6.92
MSCI ACWI ex USA Index	17.72	7.68
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$42,021,685
Number of Holdings	35
Net Advisory Fee	$163,359
Portfolio Turnover	47%
Visit https://www.brownadvisory.com/mf/funds/sustainable-international-leaders-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Industrials	31.2%
Financials	24.7%
Consumer Discretionary	16.1%
Information Technology	13.2%
Health Care	6.5%
Communication Services	2.9%
Consumer Staples	2.6%
Cash & Other	2.8%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Deutsche Boerse AG	6.4%
London Stock Exchange Group PLC	5.2%
Howden Joinery Group PLC	4.7%
Experian PLC	4.3%
Airbus SE	4.1%
HDFC Bank Ltd.	3.8%
AIA Group Ltd.	3.8%
Wolters Kluwer NV	3.7%
Rentokil Initial PLC	3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.4%

Top 10 Countries	(%)
United Kingdom	27.4%
Germany	10.3%
France	10.2%
United States	8.2%
Netherlands	6.7%
China	5.1%
India	5.1%
Switzerland	3.9%
Japan	3.5%
Taiwan	3.4%
Brown Advisory Sustainable International Leaders Fund	PAGE 2	TSR-AR-115233272

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable International Leaders Fund	PAGE 3	TSR-AR-115233272

Brown Advisory Sustainable International Leaders Fund
Investor Shares | BISLX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Sustainable International Leaders Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$108	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its benchmark, the MSCI ACWI ex USA Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Underperformance was driven primarily by Industrials and Information Technology. Within Technology it was mainly the exposure to semiconductor end markets that are still recovering from cyclical lows (eg. NXP Semiconductor; certain ASML end markets) that detracted from performance. Health Care was the largest relative, positive contributor to performance while Financials delivered the largest contribution to absolute returns. The main driver being the counter-cyclical revenue drivers of financial market infrastructure companies (eg. Deutsche Boerse, B3) that benefited from the market volatility in 2025.
POSITIONING
International equity indices outperformed both global and U.S. indices over the reporting period and especially since the beginning of 2025. The Fund benefited from its regional exposure with the largest allocation being to Europe. During the year we added Richemont, Amadeus IT, AstraZeneca, Anta Sports, SAP and Taiwan Semiconductor Manufacturing. We exited Coloplast. We look for competitively advantaged businesses that earn high returns on invested capital (ROIC), are run by capable management teams and are attractively valued, have the ability to generate attractive through-the-cycle shareholder returns. Sector and country diversification is an output of stock picking.

Top Contributors
↑	Deutsche Boerse AG
↑	Safran SA
↑	Airbus SE
↑	B3 SA - Brasil, Bolsa, Balcao
↑	CTS Eventim AG & Co. KGaA

Top Detractors
↓	LVMH Moet Hennessy Louis Vuitton SE
↓	Rentokil Initial plc
↓	NXP Semiconductors NV
↓	Diageo plc
↓	ASML Holding NV
PERFORMANCE
The Fund delivered absolute positive performance during the reporting period, underperforming the benchmark.
Brown Advisory Sustainable International Leaders Fund	PAGE 1	TSR-AR-115233264

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2022)
Investor Shares	15.49	6.71
MSCI ACWI ex USA Index	17.72	7.68
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$42,021,685
Number of Holdings	35
Net Advisory Fee	$163,359
Portfolio Turnover	47%
Visit https://www.brownadvisory.com/mf/funds/sustainable-international-leaders-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Industrials	31.2%
Financials	24.7%
Consumer Discretionary	16.1%
Information Technology	13.2%
Health Care	6.5%
Communication Services	2.9%
Consumer Staples	2.6%
Cash & Other	2.8%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Deutsche Boerse AG	6.4%
London Stock Exchange Group PLC	5.2%
Howden Joinery Group PLC	4.7%
Experian PLC	4.3%
Airbus SE	4.1%
HDFC Bank Ltd.	3.8%
AIA Group Ltd.	3.8%
Wolters Kluwer NV	3.7%
Rentokil Initial PLC	3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.4%

Top 10 Countries	(%)
United Kingdom	27.4%
Germany	10.3%
France	10.2%
United States	8.2%
Netherlands	6.7%
China	5.1%
India	5.1%
Switzerland	3.9%
Japan	3.5%
Taiwan	3.4%
Brown Advisory Sustainable International Leaders Fund	PAGE 2	TSR-AR-115233264

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable International Leaders Fund	PAGE 3	TSR-AR-115233264

Brown Advisory Intermediate Income Fund
Investor Shares | BIAIX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Intermediate Income Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$55	0.53%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ending June 30, 2025, the Fund outperformed its regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Although we experienced periods of risk aversion during the period, there was a decidedly robust bid for risk assets, especially after the tariff announcement. Positive contributions to performance were led by an overweight position in corporate credit during a period of compressing spreads. Security selection within corporate bonds was additive throughout the period as well given our downside focused research efforts. Our ongoing overweight in asset-backed bonds was additive as securitized credit outperformed mortgage bonds in a volatile interest rate environment. Active yield curve management resulted in mixed performance results as our mild yield curve steepening posture detracted at times as expected policy accommodation wax and waned.
POSITIONING
We maintained a mildly overweight duration profile over the entirety of the period, adjusting as dictated by incoming economic data. The Fund added to its overweight allocation to corporate bonds, market value and spread duration, based on elevated yields and ongoing strong corporate fundamentals. We continued to maintain a mildly overweight position in agency-backed mortgage bonds due to relatively attractive spreads and overall yields.
PERFORMANCE
The Fund outperformed its regulatory benchmark for the reported period. Exposure to spread sectors were additive as the economy continued to perform. This performance was further bolstered by strong corporate bond selection as fundamentals remained strong and spreads tightened markedly, especially after a bout of weakness post-tariff announcement. The primary detractors were duration positioning and mortgage bonds in a volatile interest rate environment.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Brown Advisory Intermediate Income Fund	PAGE 1	TSR-AR-115233744

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	6.24	0.13	1.64
Bloomberg U.S. Aggregate Bond Index	6.08	-0.73	1.76
Bloomberg Intermediate U.S. Aggregate Bond Index	6.69	0.23	1.80
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$128,582,672
Number of Holdings	119
Net Advisory Fee	$370,608
Portfolio Turnover	50%
Visit https://www.brownadvisory.com/mf/funds/intermediate-income-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Security Type	(%)
Agency Residential Mortgage-Backed Securities	32.6%
U.S. Treasury Securities	30.8%
Corporate Bonds	27.5%
Asset-Backed Securities	4.4%
Agency Commercial Mortgage-Backed Securities	1.8%
Money Market Funds	0.9%
Non-Agency Residential Mortgage-Backed Securities	0.5%
Non-Agency Commercial Mortgage-Backed Securities	0.5%
Futures Contracts	0.0%
Cash & Other	1.0%

Top 10 Issuers	(%)
United States Treasury Note	30.8%
Federal National Mortgage Association	17.8%
Federal Home Loan Mortgage Corp.	11.4%
Ginnie Mae II Pool	5.1%
Waste Connections, Inc.	1.5%
Verizon Master Trust	1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.0%
Prologis LP	1.0%
Analog Devices, Inc.	1.0%
Kroger Co.	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Intermediate Income Fund	PAGE 2	TSR-AR-115233744

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Intermediate Income Fund	PAGE 3	TSR-AR-115233744

Brown Advisory Intermediate Income Fund
Advisor Shares | BAIAX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Intermediate Income Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$80	0.78%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ending June 30, 2025, the Fund underperformed its regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Although we experienced periods of risk aversion during the period, there was a decidedly robust bid for risk assets, especially after the tariff announcement. Positive contributions to performance were led by an overweight position in corporate credit during a period of compressing spreads. Security selection within corporate bonds was additive throughout the period as well given our downside focused research efforts. Our ongoing overweight in asset-backed bonds was additive as securitized credit outperformed mortgage bonds in a volatile interest rate environment. Active yield curve management resulted in mixed performance results as our mild yield curve steepening posture detracted at times as expected policy accommodation wax and waned.
POSITIONING
We maintained a mildly overweight duration profile over the entirety of the period, adjusting as dictated by incoming economic data. The Fund added to its overweight allocation to corporate bonds, market value and spread duration, based on elevated yields and ongoing strong corporate fundamentals. We continued to maintain a mildly overweight position in agency-backed mortgage bonds due to relatively attractive spreads and overall yields.
PERFORMANCE
The Fund underperformed its regulatory benchmark for the reported period. Exposure to spread sectors were additive as the economy continued to perform. This performance was further bolstered by strong corporate bond selection as fundamentals remained strong and spreads tightened markedly, especially after a bout of weakness post-tariff announcement. The primary detractors were duration positioning and mortgage bonds in a volatile interest rate environment.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Brown Advisory Intermediate Income Fund	PAGE 1	TSR-AR-115233736

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	5.89	-0.14	1.38
Bloomberg U.S. Aggregate Bond Index	6.08	-0.73	1.76
Bloomberg Intermediate U.S. Aggregate Bond Index	6.69	0.23	1.80
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$128,582,672
Number of Holdings	119
Net Advisory Fee	$370,608
Portfolio Turnover	50%
Visit https://www.brownadvisory.com/mf/funds/intermediate-income-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Security Type	(%)
Agency Residential Mortgage-Backed Securities	32.6%
U.S. Treasury Securities	30.8%
Corporate Bonds	27.5%
Asset-Backed Securities	4.4%
Agency Commercial Mortgage-Backed Securities	1.8%
Money Market Funds	0.9%
Non-Agency Residential Mortgage-Backed Securities	0.5%
Non-Agency Commercial Mortgage-Backed Securities	0.5%
Futures Contracts	0.0%
Cash & Other	1.0%

Top 10 Issuers	(%)
United States Treasury Note	30.8%
Federal National Mortgage Association	17.8%
Federal Home Loan Mortgage Corp.	11.4%
Ginnie Mae II Pool	5.1%
Waste Connections, Inc.	1.5%
Verizon Master Trust	1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.0%
Prologis LP	1.0%
Analog Devices, Inc.	1.0%
Kroger Co.	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Intermediate Income Fund	PAGE 2	TSR-AR-115233736

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Intermediate Income Fund	PAGE 3	TSR-AR-115233736

Brown Advisory Sustainable Bond Fund
Institutional Shares | BAISX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Sustainable Bond Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$42	0.41%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Although we experienced periods of risk aversion during the period, there was a decidedly robust bid for risk assets, especially after the tariff announcement. Positive contributors to performance were led by our overweight position in corporate credit and generally positive security selection. Our ongoing overweight in asset-backed bonds was also additive as securitized credit outperformed mortgage bonds in a volatile interest rate environment. Active yield curve management resulted in mixed performance results as our mild yield curve steepening posture detracted at times as expected policy accommodation wax and waned.
POSITIONING
We maintained an overweight position in corporate credit, by market value, during the period, while tactically increasing spread duration over time. Given the tumult in the mortgage bond market, we moved to an overweight position to capitalize on elevate yields and spreads from a high-quality sector. Toward the end of the period, we reduced our duration overweight which was reflective of recent sticky inflation data and continued full employment. We did maintain a yield curve steepening bias as well as an underweight to the longest key rates given the ongoing sizable deficit projections.
PERFORMANCE
The Fund underperformed its regulatory benchmark for the reported period. The primary detractors were duration positioning and mortgage bonds in a volatile interest rate environment. This was offset, partially, through an overweight in corporate credit and asset-backed bonds during a period of compressing spreads, particularly after a bout of weakness post tariff-announcement.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Brown Advisory Sustainable Bond Fund	PAGE 1	TSR-AR-115233389

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/02/2018)
Institutional Shares	5.68	-0.73	1.65
Bloomberg U.S. Aggregate Bond Index	6.08	-0.73	1.79
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$575,811,377
Number of Holdings	169
Net Advisory Fee	$1,734,450
Portfolio Turnover	104%
Visit https://www.brownadvisory.com/mf/funds/sustainable-bond-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Security Type	(%)
Corporate Bonds	37.3%
Agency Residential Mortgage-Backed Securities	29.4%
U.S. Treasury Securities	21.2%
Foreign Government Agency Issues	5.1%
Asset-Backed Securities	4.8%
Money Market Funds	2.1%
Non-Agency Commercial Mortgage-Backed Securities	1.6%
Municipal Bonds	0.9%
U.S. Treasury Bills	0.1%
Cash & Other	-2.5%

Top 10 Issuers	(%)
Federal National Mortgage Association	13.6%
United States Treasury Note	12.0%
Ginnie Mae II Pool	7.3%
Federal Home Loan Mortgage Corp.	6.8%
Kreditanstalt fuer Wiederaufbau	6.4%
United States Treasury Bond	5.1%
European Investment Bank	5.1%
United States Treasury STRIP	4.0%
First American Government Obligations Fund	2.1%
BX Trust	1.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Sustainable Bond Fund	PAGE 2	TSR-AR-115233389

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Bond Fund	PAGE 3	TSR-AR-115233389

Brown Advisory Sustainable Bond Fund
Investor Shares | BASBX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Sustainable Bond Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$47	0.46%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Although we experienced periods of risk aversion during the period, there was a decidedly robust bid for risk assets, especially after the tariff announcement. Positive contributors to performance were led by our overweight position in corporate credit and generally positive security selection. Our ongoing overweight in asset-backed bonds was also additive as securitized credit outperformed mortgage bonds in a volatile interest rate environment. Active yield curve management resulted in mixed performance results as our mild yield curve steepening posture detracted at times as expected policy accommodation wax and waned.
POSITIONING
We maintained an overweight position in corporate credit, by market value, during the period, while tactically increasing spread duration over time. Given the tumult in the mortgage bond market, we moved to an overweight position to capitalize on elevate yields and spreads from a high-quality sector. Toward the end of the period, we reduced our duration overweight which was reflective of recent sticky inflation data and continued full employment. We did maintain a yield curve steepening bias as well as an underweight to the longest key rates given the ongoing sizable deficit projections.
PERFORMANCE
The Fund underperformed its regulatory benchmark for the reported period. The primary detractors were duration positioning and mortgage bonds in a volatile interest rate environment. This was offset, partially, through an overweight in corporate credit and asset-backed bonds during a period of compressing spreads, particularly after a bout of weakness post tariff-announcement.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Brown Advisory Sustainable Bond Fund	PAGE 1	TSR-AR-115233447

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/07/2017)
Investor Shares	5.75	-0.76	1.27
Bloomberg U.S. Aggregate Bond Index	6.08	-0.73	1.44
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$575,811,377
Number of Holdings	169
Net Advisory Fee	$1,734,450
Portfolio Turnover	104%
Visit https://www.brownadvisory.com/mf/funds/sustainable-bond-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Security Type	(%)
Corporate Bonds	37.3%
Agency Residential Mortgage-Backed Securities	29.4%
U.S. Treasury Securities	21.2%
Foreign Government Agency Issues	5.1%
Asset-Backed Securities	4.8%
Money Market Funds	2.1%
Non-Agency Commercial Mortgage-Backed Securities	1.6%
Municipal Bonds	0.9%
U.S. Treasury Bills	0.1%
Cash & Other	-2.5%

Top 10 Issuers	(%)
Federal National Mortgage Association	13.6%
United States Treasury Note	12.0%
Ginnie Mae II Pool	7.3%
Federal Home Loan Mortgage Corp.	6.8%
Kreditanstalt fuer Wiederaufbau	6.4%
United States Treasury Bond	5.1%
European Investment Bank	5.1%
United States Treasury STRIP	4.0%
First American Government Obligations Fund	2.1%
BX Trust	1.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Sustainable Bond Fund	PAGE 2	TSR-AR-115233447

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Sustainable Bond Fund	PAGE 3	TSR-AR-115233447

Brown Advisory Maryland Bond Fund
Investor Shares | BIAMX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Maryland Bond Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$48	0.48%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund outperformed its regulatory benchmark, the Bloomberg Municipal Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contributions to relative performance were led by active yield curve positioning and individual security selection, during a period of elevated interest rate volatility. The municipal yield curve steepened dramatically over the past year as short-term municipal bond yields fell, while longer-maturity municipal bond yields rose. The Fund’s active yield curve positioning benefitted relative and absolute returns during the period as we added exposure to longer-duration bonds as the curve steepened. The Fund also benefitted from an overweight in ultra-short duration floating-rate, and short-callable bonds which helped provide downside protection during a volatile interest rate environment. Bond selection was also additive to performance as many of our active sector and individual credit overweights outperformed the broad market.
POSITIONING
We tactically added to a duration barbell with an overweight to ultra-short duration bonds, and large weightings to longer duration bonds. We maintained an overweight in revenue-backed municipal sectors and added tactically to Local GOs, Transportation, and Housing Revenue, while trimming our positions in Higher Education and Healthcare.
PERFORMANCE
The Fund outperformed its benchmark in a volatile market. Much of our outperformance was driven by downside protection, particularly during the first half of 2025 as longer maturity municipal bond yields rose sharply. This performance was further bolstered by solid credit selection and active duration management for the entire period.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Brown Advisory Maryland Bond Fund	PAGE 1	TSR-AR-115233751

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	1.70	0.83	1.74
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Bloomberg Municipal 1-15 Year Index	2.63	0.86	2.13
Bloomberg 1-10 Year Blended Municipal Bond Index	3.47	0.96	1.96
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	The Adviser has determined that the Bloomberg Municipal 1-15 Year Index reflects the Fund’s investment strategy better than the Bloomberg 1-10 Year Blended Municipal Bond Index. The Bloomberg Municipal 1-15 Year Index is now the Fund’s more narrowly based additional index. Returns for the former more narrowly based additional index are presented for comparison purposes.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$164,283,859
Number of Holdings	66
Net Advisory Fee	$505,391
Portfolio Turnover	46%
Visit https://www.brownadvisory.com/mf/funds/maryland-bond-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Security Type	(%)
Municipal Bonds	97.3%
Money Market Funds	1.8%
Cash & Other	0.9%

Industry	(%)
Revenue Bonds	78.0%
General Obligation Bonds	19.3%
Cash & Other	2.7%

Top 10 Issuers	(%)
Maryland Economic Development Corporation	11.5%
County of Frederick MD	10.1%
State of Maryland Department of Transportation	8.0%
Maryland Stadium Authority	6.7%
MedStar Health	5.8%
University of Maryland Medical System	5.2%
Maryland Community Development Administration	4.6%
State of Maryland	4.5%
Main Street Natural Gas, Inc.	3.4%
Miami-Dade County Expressway Authority	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Maryland Bond Fund	PAGE 2	TSR-AR-115233751

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Maryland Bond Fund	PAGE 3	TSR-AR-115233751

Brown Advisory Tax Exempt Bond Fund
Institutional Shares | BTEIX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Tax Exempt Bond Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$42	0.41%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund outperformed its regulatory benchmark, the Bloomberg Municipal Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contributions to relative performance were led by active yield curve positioning and individual security selection, during a period of elevated interest rate volatility. The municipal yield curve steepened dramatically over the past year as short-term municipal bond yields fell, while longer-maturity municipal bond yields rose. The Fund’s active yield curve positioning benefitted relative and absolute returns during the period as we added exposure to longer-duration bonds as the curve steepened. The Fund also benefitted from an overweight in ultra-short duration floating-rate, and short-callable bonds which helped mitigate risk during a volatile interest rate environment. Bond selection was also additive to performance as many of our active sector and individual credit overweights outperformed the broad market.
POSITIONING
We tactically added to a duration barbell with an overweight to ultra-short duration bonds, and large weightings to longer duration bonds. We maintained an overweight in revenue-backed municipal sectors and added tactically to Prepaid Gas, Airports, and Housing Revenue, while trimming our positions in Higher Education and Healthcare.
PERFORMANCE
The Fund outperformed its benchmark in a volatile market. Much of our outperformance was driven by mitigating risk, particularly during the first half of 2025 as longer maturity municipal bond yields rose sharply. This performance was further bolstered by solid credit selection and active duration management for the entire period.
HOW DID THE FUND PERFORM SINCE INCEPTION?1,2
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Brown Advisory Tax Exempt Bond Fund	PAGE 1	TSR-AR-115233371

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/02/2018)
Institutional Shares	2.44	1.58	2.27
Bloomberg Municipal Bond Index	1.11	0.51	1.93
Bloomberg Municipal 1-15 Year Index	2.63	0.86	2.07
Bloomberg 1-10 Year Blended Municipal Bond Index	3.47	0.96	2.00
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	The Adviser has determined that the Bloomberg Municipal 1-15 Year Index reflects the Fund’s investment strategy better than the Bloomberg 1-10 Year Blended Municipal Bond Index. The Bloomberg Municipal 1-15 Year Index is now the Fund’s more narrowly based additional index. Returns for the former more narrowly based additional index are presented for comparison purposes.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,019,941,148
Number of Holdings	169
Net Advisory Fee	$3,041,771
Portfolio Turnover	40%
Visit https://www.brownadvisory.com/mf/funds/tax-exempt-bond-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 States	(%)
Texas	11.5%
New York	9.9%
Alabama	8.5%
Florida	8.2%
Illinois	5.5%
Georgia	5.1%
Wisconsin	5.0%
California	4.2%
New Jersey	3.3%
Kentucky	3.1%

Top 10 Issuers	(%)
Black Belt Energy Gas District	4.7%
Public Finance Authority	3.5%
Miami-Dade County Florida Expressway Authority	3.4%
Main Street Natural Gas, Inc.	3.3%
Texas Municipal Gas Acquisition and Supply Corp. II	3.2%
Kentucky Public Energy Authority	3.1%
Tobacco Settlement Financing Corp.	2.8%
First American Government Obligations Fund	2.7%
Southeast Energy Authority A Cooperative District	2.7%
New Jersey Transportation Trust Fund Authority	2.4%

Security Type	(%)
Municipal Bonds	98.9%
Money Market Funds	2.7%
Cash & Other	-1.6%
Brown Advisory Tax Exempt Bond Fund	PAGE 2	TSR-AR-115233371

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Tax Exempt Bond Fund	PAGE 3	TSR-AR-115233371

Brown Advisory Tax Exempt Bond Fund
Investor Shares | BIAEX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Tax Exempt Bond Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$47	0.46%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund outperformed its regulatory benchmark, the Bloomberg Municipal Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contributions to relative performance were led by active yield curve positioning and individual security selection, during a period of elevated interest rate volatility. The municipal yield curve steepened dramatically over the past year as short-term municipal bond yields fell, while longer-maturity municipal bond yields rose. The Fund’s active yield curve positioning benefitted relative and absolute returns during the period as we added exposure to longer-duration bonds as the curve steepened. The Fund also benefitted from an overweight in ultra-short duration floating-rate, and short-callable bonds which helped mitigate risk during a volatile interest rate environment. Bond selection was also additive to performance as many of our active sector and individual credit overweights outperformed the broad market.
POSITIONING
We tactically added to a duration barbell with an overweight to ultra-short duration bonds, and large weightings to longer duration bonds. We maintained an overweight in revenue-backed municipal sectors and added tactically to Prepaid Gas, Airports, and Housing Revenue, while trimming our positions in Higher Education and Healthcare.
PERFORMANCE
The Fund outperformed its benchmark in a volatile market. Much of our outperformance was driven by mitigating risk, particularly during the first half of 2025 as longer maturity municipal bond yields rose sharply. This performance was further bolstered by solid credit selection and active duration management for the entire period.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Brown Advisory Tax Exempt Bond Fund	PAGE 1	TSR-AR-115233108

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	2.28	1.51	2.39
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Bloomberg Municipal 1–15 Year Index	2.63	0.86	2.13
Bloomberg 1-10 Year Blended Municipal Bond Index	3.47	0.96	1.96
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	The Adviser has determined that the Bloomberg Municipal 1-15 Year Index reflects the Fund’s investment strategy better than the Bloomberg 1-10 Year Blended Municipal Bond Index. The Bloomberg Municipal 1-15 Year Index is now the Fund’s more narrowly based additional index. Returns for the former more narrowly based additional index are presented for comparison purposes.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,019,941,148
Number of Holdings	169
Net Advisory Fee	$3,041,771
Portfolio Turnover	40%
Visit https://www.brownadvisory.com/mf/funds/tax-exempt-bond-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 States	(%)
Texas	11.5%
New York	9.9%
Alabama	8.5%
Florida	8.2%
Illinois	5.5%
Georgia	5.1%
Wisconsin	5.0%
California	4.2%
New Jersey	3.3%
Kentucky	3.1%

Top 10 Issuers	(%)
Black Belt Energy Gas District	4.7%
Public Finance Authority	3.5%
Miami-Dade County Florida Expressway Authority	3.4%
Main Street Natural Gas, Inc.	3.3%
Texas Municipal Gas Acquisition and Supply Corp. II	3.2%
Kentucky Public Energy Authority	3.1%
Tobacco Settlement Financing Corp.	2.8%
First American Government Obligations Fund	2.7%
Southeast Energy Authority A Cooperative District	2.7%
New Jersey Transportation Trust Fund Authority	2.4%

Security Type	(%)
Municipal Bonds	98.9%
Money Market Funds	2.7%
Cash & Other	-1.6%
Brown Advisory Tax Exempt Bond Fund	PAGE 2	TSR-AR-115233108

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Tax Exempt Bond Fund	PAGE 3	TSR-AR-115233108

Brown Advisory Tax-Exempt Sustainable Bond Fund
Investor Shares | BITEX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Tax-Exempt Sustainable Bond Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$48	0.47%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund outperformed its regulatory benchmark, the Bloomberg Municipal Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contributions to relative performance were led by active yield curve positioning and individual security selection, during a period of elevated interest rate volatility. The municipal yield curve steepened dramatically over the past year as short-term municipal bond yields fell, while longer-maturity municipal bond yields rose. The Fund’s active yield curve positioning benefitted relative and absolute returns during the period as we added exposure to longer-duration bonds as the curve steepened. The Fund also benefitted from an overweight in ultra-short duration floating-rate, and short-callable bonds which helped provide risk mitigation during a volatile interest rate environment. Bond selection was also additive to performance as many of our active sector and individual credit overweights outperformed the broad market.
POSITIONING
We tactically added to a duration barbell with an overweight to ultra-short duration bonds, and large weightings to longer duration bonds. We maintained an overweight in revenue-backed municipal sectors and added tactically to Prepaid Power, Airports, and Affordable Housing, while trimming our positions in Higher Education and Healthcare.
PERFORMANCE
The Fund outperformed its benchmark in a volatile market. Much of our outperformance was driven by mitigating risk, particularly during the first half of 2025 as longer maturity municipal bond yields rose sharply. This performance was further bolstered by solid credit selection and active duration management for the entire period.
HOW DID THE FUND PERFORM SINCE INCEPTION?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Brown Advisory Tax-Exempt Sustainable Bond Fund	PAGE 1	TSR-AR-115233348

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/02/2019)
Investor Shares	2.15	0.67	0.53
Bloomberg Municipal Bond Index	1.11	0.51	0.90
Bloomberg Municipal 1-15 Year Index	2.63	0.86	1.23
Bloomberg 1-10 Year Blended Municipal Bond Index	3.47	0.96	1.30
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	The Adviser has determined that the Bloomberg Municipal 1-15 Year Index reflects the Fund’s investment strategy better than the Bloomberg 1-10 Year Blended Municipal Bond Index. The Bloomberg Municipal 1-15 Year Index is now the Fund’s more narrowly based additional index. Returns for the former more narrowly based additional index are presented for comparison purposes.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$291,746,440
Number of Holdings	104
Net Advisory Fee	$873,602
Portfolio Turnover	37%
Visit https://www.brownadvisory.com/mf/funds/tax-exempt-sustainable-bond-fund for recent performance information.
Brown Advisory Tax-Exempt Sustainable Bond Fund	PAGE 2	TSR-AR-115233348

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top 10 States	(%)
California	17.0%
New York	10.5%
Texas	8.3%
Illinois	6.1%
Maryland	5.8%
Wisconsin	5.7%
Colorado	4.1%
Florida	3.4%
Indiana	3.3%
Utah	3.3%

Top 10 Issuers	(%)
California Community Choice Financing Authority	8.7%
California Earthquake Authority	5.6%
Maryland Health & Higher Educational Facilities Authority	4.0%
New York Transportation Development Corp.	3.4%
Utah Housing Corp.	3.3%
First American Government Obligations Fund	2.7%
New York Liberty Development Corp.	2.7%
Northside Independent School District	2.6%
New Jersey Economic Development Authority	2.4%
York County South Carolina Fort Mill School District No. 4	2.3%

Security Type	(%)
Municipal Bonds	97.2%
Money Market Funds	2.7%
Cash & Other	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Tax-Exempt Sustainable Bond Fund	PAGE 3	TSR-AR-115233348

Brown Advisory Mortgage Securities Fund
Institutional Shares | BAFZX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Mortgage Securities Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund outperformed its regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Despite periods of volatility, spreads on risk assets generally ended the period in a stronger position as demand for risk remained robust. Similarly, interest rate volatility managed to decline over the period and elevated interest rates constrained prepayment activity, enabling the mortgage sector to produce tighter spreads and positive excess returns relative to Treasuries and risk-free assets. Our significant allocations to agency-backed mortgage securities, in addition to asset-backed and commercial mortgage-backed credit, were key contributors to the Fund’s outperformance relative to the benchmark. Additionally, our active duration and yield curve management benefitted performance. On the other hand, our underweight to shorter term mortgages detracted from performance as these securities outperformed during the period.
POSITIONING
We continued to add to mortgage basis over the past year as we believe that agency-backed mortgages continue to offer compelling carry and relative value. We also maintain an overweight to asset-backed and commercial mortgage-backed securitized credit. We maintain a slight overall duration overweight, but remain underweight the longest points on the yield curve as inflation and longer-term deficit risks remain present.

Top Contributors
↑	US Duration Position, US IG Credit

Top Detractors
↓	Non-US Sovereign Debt, Agency Mortgages, Structured Products
PERFORMANCE
The Fund delivered positive returns and outperformed its regulatory benchmark over the reported period. Exposure to spread sectors and selection within these sectors supported performance as risk assets broadly ended the year in a better position.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Brown Advisory Mortgage Securities Fund	PAGE 1	TSR-AR-115233546

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	6.29	-0.15	1.56
Bloomberg U.S. Aggregate Bond Index	6.08	-0.73	1.76
Bloomberg Mortgage Backed Securities Index	6.52	-0.60	1.30
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$289,676,716
Number of Holdings	340
Net Advisory Fee	$870,085
Portfolio Turnover	221%
Visit https://www.brownadvisory.com/mf/funds/mortgage-securities-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Security Type	(%)
Agency Residential Mortgage-Backed Securities	98.2%
Money Market Funds	4.6%
Asset-Backed Securities	4.6%
Agency Commercial Mortgage-Backed Securities	3.6%
Non-Agency Commercial Mortgage-Backed Securities	1.0%
Municipal Bonds	0.1%
Futures Contracts	-0.2%
Cash & Other	-11.9%

Top 10 Issuers	(%)
Federal National Mortgage Association	56.4%
Federal Home Loan Mortgage Corp.	27.2%
Ginnie Mae II Pool	13.7%
First American Government Obligations Fund	4.6%
Government National Mortgage Association	3.3%
Verizon Master Trust	1.0%
BX Trust	1.0%
Toyota Auto Receivables Owner Trust	0.7%
Ford Credit Auto Owner Trust	0.7%
Fannie Mae Grantor Trust	0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Mortgage Securities Fund	PAGE 2	TSR-AR-115233546

Brown Advisory Mortgage Securities Fund
Investor Shares | BIAZX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory Mortgage Securities Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$52	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund outperformed its regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Despite periods of volatility, spreads on risk assets generally ended the period in a stronger position as demand for risk remained robust. Similarly, interest rate volatility managed to decline over the period and elevated interest rates constrained prepayment activity, enabling the mortgage sector to produce tighter spreads and positive excess returns relative to Treasuries and risk-free assets. Our significant allocations to agency-backed mortgage securities, in addition to asset-backed and commercial mortgage-backed credit, were key contributors to the Fund’s outperformance relative to the benchmark. Additionally, our active duration and yield curve management benefitted performance. On the other hand, our underweight to shorter term mortgages detracted from performance as these securities outperformed during the period.
POSITIONING
We continued to add to mortgage basis over the past year as we believe that agency-backed mortgages continue to offer compelling carry and relative value. We also maintain an overweight to asset-backed and commercial mortgage-backed securitized credit. We maintain a slight overall duration overweight, but remain underweight the longest points on the yield curve as inflation and longer-term deficit risks remain present.
PERFORMANCE
The Fund delivered positive returns and outperformed its regulatory benchmark over the reported period. Exposure to spread sectors and selection within these sectors supported performance as risk assets broadly ended the year in a better position.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Brown Advisory Mortgage Securities Fund	PAGE 1	TSR-AR-115233587

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	6.10	-0.21	1.52
Bloomberg U.S. Aggregate Bond Index	6.08	-0.73	1.76
Bloomberg Mortgage Backed Securities Index	6.52	-0.60	1.30
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$289,676,716
Number of Holdings	340
Net Advisory Fee	$870,085
Portfolio Turnover	221%
Visit https://www.brownadvisory.com/mf/funds/mortgage-securities-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Security Type	(%)
Agency Residential Mortgage-Backed Securities	98.2%
Money Market Funds	4.6%
Asset-Backed Securities	4.6%
Agency Commercial Mortgage-Backed Securities	3.6%
Non-Agency Commercial Mortgage-Backed Securities	1.0%
Municipal Bonds	0.1%
Futures Contracts	-0.2%
Cash & Other	-11.9%

Top 10 Issuers	(%)
Federal National Mortgage Association	56.4%
Federal Home Loan Mortgage Corp.	27.2%
Ginnie Mae II Pool	13.7%
First American Government Obligations Fund	4.6%
Government National Mortgage Association	3.3%
Verizon Master Trust	1.0%
BX Trust	1.0%
Toyota Auto Receivables Owner Trust	0.7%
Ford Credit Auto Owner Trust	0.7%
Fannie Mae Grantor Trust	0.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory Mortgage Securities Fund	PAGE 2	TSR-AR-115233587

Brown Advisory - WMC Strategic European Equity Fund
Institutional Shares | BAFHX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory - WMC Strategic European Equity Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$125	1.04%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund outperformed its benchmark, the MSCI Europe Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Strong security selection was the key driver of relative outperformance. Particularly, the positive stock selection results in Industrials, Health Care, and Consumer Staples contributed to relative returns. Weaker stock selection in Communication Services detracted from performance. Sector allocation, a result of our bottom-up stock selection process, also added to relative returns. Positive allocation effects driven by our overweight in Industrials and underweight in Health Care was partially offset by our underweight position in Financials and lack of exposure to Utilities detracted from performance. At the issuer level, our top two relative contributors were our overweight position in Rheinmetall and not holding Novo Nordisk, while our top two relative detractors were our overweight position in Bunzl and out-of-benchmark allocation to Vistry Group.
POSITIONING
We remain overweight industrials and consumer staples, with large underweights to information technology and consumer discretionary. We continue to hold a zero weight in Utilities. We will continue to use volatility to opportunistically adjust our positioning. We think the portfolio is well positioned, despite potential for near term volatility.

Top Contributors
↑	Rheinmetall AG
↑	British American Tobacco p.l.c.
↑	Erste Group Bank AG
↑	Technip Energies NV
↑	AIB Group plc

Top Detractors
↓	Vistry Group PLC
↓	Heineken NV
↓	Glencore plc
↓	Bunzl plc
↓	RS Group PLC
PERFORMANCE
The Fund posted positive active returns driven by positive bottom-up stock selection and positive allocation effects.
Brown Advisory - WMC Strategic European Equity Fund	PAGE 1	TSR-AR-115233629

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	40.15	17.19	10.70
MSCI Europe Index	18.38	12.38	6.78
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$684,062,760
Number of Holdings	66
Net Advisory Fee	$3,714,220
Portfolio Turnover	47%
Visit https://www.brownadvisory.com/mf/funds/wmc-strategic-european-equity-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Industrials	29.6%
Financials	20.3%
Consumer Staples	13.3%
Health Care	10.7%
Materials	6.5%
Communication Services	4.5%
Consumer Discretionary	4.2%
Information Technology	3.1%
Energy	2.8%
Cash & Other	5.0%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
British American Tobacco PLC	4.7%
First American Government Obligations Fund	4.0%
AIB Group PLC	3.4%
Smiths Group PLC	3.3%
Unilever PLC	3.0%
Haleon PLC	3.0%
Bunzl PLC	2.8%
Technip Energies NV	2.7%
Erste Group Bank AG	2.7%
Publicis Groupe SA	2.7%

Top 10 Countries	(%)
United Kingdom	27.0%
France	13.3%
Germany	13.1%
Ireland	6.5%
Switzerland	6.4%
United States	5.0%
Belgium	4.9%
Denmark	4.3%
Spain	3.9%
Austria	3.6%
Brown Advisory - WMC Strategic European Equity Fund	PAGE 2	TSR-AR-115233629

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory - WMC Strategic European Equity Fund	PAGE 3	TSR-AR-115233629

Brown Advisory - WMC Strategic European Equity Fund
Investor Shares | BIAHX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory - WMC Strategic European Equity Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$143	1.19%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund outperformed its benchmark, the MSCI Europe Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Strong security selection was the key driver of relative outperformance. Particularly, the positive stock selection results in Industrials, Health Care, and Consumer Staples contributed to relative returns. Weaker stock selection in Communication Services detracted from performance. Sector allocation, a result of our bottom-up stock selection process, also added to relative returns. Positive allocation effects driven by our overweight in Industrials and underweight in Health Care was partially offset by our underweight position in Financials and lack of exposure to Utilities detracted from performance. At the issuer level, our top two relative contributors were our overweight position in Rheinmetall and not holding Novo Nordisk, while our top two relative detractors were our overweight position in Bunzl and out-of-benchmark allocation to Vistry Group.
POSITIONING
We remain overweight industrials and consumer staples, with large underweights to information technology and consumer discretionary. We continue to hold a zero weight in Utilities. We will continue to use volatility to opportunistically adjust our positioning. We think the portfolio is well positioned, despite potential for near term volatility.

Top Contributors
↑	Rheinmetall AG
↑	British American Tobacco p.l.c.
↑	Erste Group Bank AG
↑	Technip Energies NV
↑	AIB Group plc

Top Detractors
↓	Vistry Group PLC
↓	Heineken NV
↓	Glencore plc
↓	Bunzl plc
↓	RS Group PLC
PERFORMANCE
The Fund posted positive active returns driven by positive bottom-up stock selection and positive allocation effects.
Brown Advisory - WMC Strategic European Equity Fund	PAGE 1	TSR-AR-115233611

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	40.04	17.03	10.54
MSCI Europe Index	18.38	12.38	6.78
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$684,062,760
Number of Holdings	66
Net Advisory Fee	$3,714,220
Portfolio Turnover	47%
Visit https://www.brownadvisory.com/mf/funds/wmc-strategic-european-equity-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Industrials	29.6%
Financials	20.3%
Consumer Staples	13.3%
Health Care	10.7%
Materials	6.5%
Communication Services	4.5%
Consumer Discretionary	4.2%
Information Technology	3.1%
Energy	2.8%
Cash & Other	5.0%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
British American Tobacco PLC	4.7%
First American Government Obligations Fund	4.0%
AIB Group PLC	3.4%
Smiths Group PLC	3.3%
Unilever PLC	3.0%
Haleon PLC	3.0%
Bunzl PLC	2.8%
Technip Energies NV	2.7%
Erste Group Bank AG	2.7%
Publicis Groupe SA	2.7%

Top 10 Countries	(%)
United Kingdom	27.0%
France	13.3%
Germany	13.1%
Ireland	6.5%
Switzerland	6.4%
United States	5.0%
Belgium	4.9%
Denmark	4.3%
Spain	3.9%
Austria	3.6%
Brown Advisory - WMC Strategic European Equity Fund	PAGE 2	TSR-AR-115233611

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory - WMC Strategic European Equity Fund	PAGE 3	TSR-AR-115233611

Brown Advisory - WMC Strategic European Equity Fund
Advisor Shares | BAHAX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory - WMC Strategic European Equity Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$173	1.44%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund outperformed its benchmark, the MSCI Europe Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Strong security selection was the key driver of relative outperformance. Particularly, the positive stock selection results in Industrials, Health Care, and Consumer Staples contributed to relative returns. Weaker stock selection in Communication Services detracted from performance. Sector allocation, a result of our bottom-up stock selection process, also added to relative returns. Positive allocation effects driven by our overweight in Industrials and underweight in Health Care was partially offset by our underweight position in Financials and lack of exposure to Utilities detracted from performance. At the issuer level, our top two relative contributors were our overweight position in Rheinmetall and not holding Novo Nordisk, while our top two relative detractors were our overweight position in Bunzl and out-of-benchmark allocation to Vistry Group.
POSITIONING
We remain overweight industrials and consumer staples, with large underweights to information technology and consumer discretionary. We continue to hold a zero weight in Utilities. We will continue to use volatility to opportunistically adjust our positioning. We think the portfolio is well positioned, despite potential for near term volatility.

Top Contributors
↑	Rheinmetall AG
↑	British American Tobacco p.l.c.
↑	Erste Group Bank AG
↑	Technip Energies NV
↑	AIB Group plc

Top Detractors
↓	Vistry Group PLC
↓	Heineken NV
↓	Glencore plc
↓	Bunzl plc
↓	RS Group PLC
PERFORMANCE
The Fund posted positive active returns driven by positive bottom-up stock selection and positive allocation effects.
Brown Advisory - WMC Strategic European Equity Fund	PAGE 1	TSR-AR-115233595

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	39.65	16.73	10.26
MSCI Europe Index	18.38	12.38	6.78
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$684,062,760
Number of Holdings	66
Net Advisory Fee	$3,714,220
Portfolio Turnover	47%
Visit https://www.brownadvisory.com/mf/funds/wmc-strategic-european-equity-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Industrials	29.6%
Financials	20.3%
Consumer Staples	13.3%
Health Care	10.7%
Materials	6.5%
Communication Services	4.5%
Consumer Discretionary	4.2%
Information Technology	3.1%
Energy	2.8%
Cash & Other	5.0%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
British American Tobacco PLC	4.7%
First American Government Obligations Fund	4.0%
AIB Group PLC	3.4%
Smiths Group PLC	3.3%
Unilever PLC	3.0%
Haleon PLC	3.0%
Bunzl PLC	2.8%
Technip Energies NV	2.7%
Erste Group Bank AG	2.7%
Publicis Groupe SA	2.7%

Top 10 Countries	(%)
United Kingdom	27.0%
France	13.3%
Germany	13.1%
Ireland	6.5%
Switzerland	6.4%
United States	5.0%
Belgium	4.9%
Denmark	4.3%
Spain	3.9%
Austria	3.6%
Brown Advisory - WMC Strategic European Equity Fund	PAGE 2	TSR-AR-115233595

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory - WMC Strategic European Equity Fund	PAGE 3	TSR-AR-115233595

Brown Advisory - Beutel Goodman Large-Cap Value Fund
Institutional Shares | BVALX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory - Beutel Goodman Large-Cap Value Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55	0.54%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its benchmark, the Russell 1000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Relative underperformance was driven primarily by stock selection in the Communication Services, Health Care, Information Technology and Consumer Discretionary sectors. Stock selection in Materials and an underweight in Industrials also dragged on performance. Having no exposure to the underperforming Energy sector was the main contributor to relative performance during the period.
POSITIONING
During the period, we exited Fund positions in Gentex Corp., Polaris Inc., Tempur Sealy International Inc. (which recently changed its name to Somnigroup International Inc.), Kellanova and Biogen Inc.
We initiated new Fund positions in  Elevance Health Inc., Medtronic plc and Chubb Limited.

Top Contributors
↑	Kellanova
↑	eBay Inc.
↑	American Express Company
↑	BlackRock, Inc.
↑	Westinghouse Air Brake Technologies Corporation

Top Detractors
↓	Merck & Co., Inc.
↓	Biogen Inc.
↓	Polaris Inc.
↓	Campbell’s Company
↓	Harley-Davidson, Inc.
PERFORMANCE
The Fund posted positive returns during the period, which will likely be remembered in large part for the events surrounding “Liberation Day”. The April 2 announcement, which ushered in a new era for global trade, introduced a 10% global baseline tariff as well as higher reciprocal tariffs targeting countries with large trade deficits with the United States. This led to a broad sell-off in equity markets before the U.S. government announced a 90-day moratorium on
Brown Advisory - Beutel Goodman Large-Cap Value Fund	PAGE 1	TSR-AR-115233421

tariffs for most countries. Although the baseline 10% tariff was maintained, the pause drove a market reversal, with equities rebounding through to the end of the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/13/2018)
Institutional Shares	1.94	11.99	9.44
Russell 1000® Index	15.66	16.30	13.82
Russell 1000® Value Index	13.70	13.93	9.14
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,668,425,758
Number of Holdings	28
Net Advisory Fee	$8,604,338
Portfolio Turnover	27%
Visit https://www.brownadvisory.com/mf/funds/beutel-goodman-large-cap-value-fund for recent performance information.
Brown Advisory - Beutel Goodman Large-Cap Value Fund	PAGE 2	TSR-AR-115233421

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Financials	20.6%
Information Technology	19.1%
Health Care	18.4%
Industrials	10.7%
Communication Services	10.0%
Consumer Discretionary	7.0%
Consumer Staples	6.9%
Materials	4.7%
Cash & Other	2.6%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Gen Digital, Inc.	5.1%
American Express Co.	5.1%
QUALCOMM, Inc.	4.9%
eBay, Inc.	4.9%
Merck & Co., Inc.	4.8%
PPG Industries, Inc.	4.7%
Medtronic PLC	4.7%
Comcast Corp.	4.6%
Westinghouse Air Brake Technologies Corp.	4.6%
Amdocs Ltd.	4.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory - Beutel Goodman Large-Cap Value Fund	PAGE 3	TSR-AR-115233421

Brown Advisory - Beutel Goodman Large-Cap Value Fund
Investor Shares | BIAVX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory - Beutel Goodman Large-Cap Value Fund (the“Fund”) for the period of  July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$70	0.69%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its benchmark, the Russell 1000® Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Relative underperformance was driven primarily by stock selection in the Communication Services, Health Care, Information Technology and Consumer Discretionary sectors. Stock selection in Materials and an underweight in Industrials also dragged on performance. Having no exposure to the underperforming Energy sector was the main contributor to relative performance during the period.
POSITIONING
During the period, we exited Fund positions in Gentex Corp., Polaris Inc., Tempur Sealy International Inc. (which recently changed its name to Somnigroup International Inc.), Kellanova and Biogen Inc.
We initiated new Fund positions in  Elevance Health Inc., Medtronic plc and Chubb Limited.

Top Contributors
↑	Kellanova
↑	eBay Inc.
↑	American Express Company
↑	BlackRock, Inc.
↑	Westinghouse Air Brake Technologies Corporation

Top Detractors
↓	Merck & Co., Inc.
↓	Biogen Inc.
↓	Polaris Inc.
↓	Campbell’s Company
↓	Harley-Davidson, Inc.
PERFORMANCE
The Fund posted positive returns during the period, which will likely be remembered in large part for the events surrounding “Liberation Day”. The April 2 announcement, which ushered in a new era for global trade, introduced a 10% global baseline tariff as well as higher reciprocal tariffs targeting countries with large trade deficits with the United States. This led to a broad sell-off in equity markets before the U.S. government announced a 90-day moratorium on
Brown Advisory - Beutel Goodman Large-Cap Value Fund	PAGE 1	TSR-AR-115233314

tariffs for most countries. Although the baseline 10% tariff was maintained, the pause drove a market reversal, with equities rebounding through to the end of the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Investor Shares	1.74	5.73
Russell 1000® Index	15.66	10.43
Russell 1000® Value Index	13.70	7.51
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,668,425,758
Number of Holdings	28
Net Advisory Fee	$8,604,338
Portfolio Turnover	27%
Visit https://www.brownadvisory.com/mf/funds/beutel-goodman-large-cap-value-fund for recent performance information.
Brown Advisory - Beutel Goodman Large-Cap Value Fund	PAGE 2	TSR-AR-115233314

WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Financials	20.6%
Information Technology	19.1%
Health Care	18.4%
Industrials	10.7%
Communication Services	10.0%
Consumer Discretionary	7.0%
Consumer Staples	6.9%
Materials	4.7%
Cash & Other	2.6%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
Gen Digital, Inc.	5.1%
American Express Co.	5.1%
QUALCOMM, Inc.	4.9%
eBay, Inc.	4.9%
Merck & Co., Inc.	4.8%
PPG Industries, Inc.	4.7%
Medtronic PLC	4.7%
Comcast Corp.	4.6%
Westinghouse Air Brake Technologies Corp.	4.6%
Amdocs Ltd.	4.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory - Beutel Goodman Large-Cap Value Fund	PAGE 3	TSR-AR-115233314

Brown Advisory-WMC Japan Equity Fund
Institutional Shares | BAFJX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory-WMC Japan Equity Fund (the“Fund”) for the period of  September 30, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Institutional Shares	$78	1.00%
*	Costs of a $10,000 investment is for the period from inception on September 30, 2024 to June 30, 2025. Costs paid as a percentage of a $10,000 investment is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 9-month period ended June 30, 2025, the Fund outperformed its benchmark, the TOPIX Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Security selection was the primary driver of relative outperformance. Strong selection in Information Technology and Materials was partially offset by selection in Communication Services and Consumer Discretionary. Sector allocation, a result of our bottom-up stock selection process, however, detracted from returns. Allocation effect was driven by our overweight to Materials and underweight to Communication Services, but partially offset by our underweight to Consumer Staples and Consumer Discretionary.
POSITIONING
Over the 9-month period, we increased our exposure the most to Materials, Real Estate and Health Care, while rotating away from Consumer Discretionary and Industrials. At the sector level, our largest overweight were Materials, Health Care and Real Estate. We were most underweight to Industrials, Communication Services and Consumer Staples.

Top Contributors
↑	Sony Group Corporation
↑	Mitsubishi UFJ Financial Group, Inc.
↑	TechnoPro Holdings Inc.
↑	THK Co., Ltd.
↑	Shionogi & Co., Ltd.

Top Detractors
↓	Daiichi Sankyo Company, Limited
↓	Shin-Etsu Chemical Co Ltd
↓	MISUMI Group Inc.
↓	Astellas Pharma Inc.
↓	dip Corporation
PERFORMANCE
Following a challenging ’24 (we struggled in a narrow large cap, momentum rally), in 1H ’25 our strategy generated alpha amid volatile market environments (1Q: reversal of ’24 factor pattern, 2Q: resurgence of risk-momentum rally driven by domestic/thematics areas). Our engagement led value realization (shareholder return improvement, takeovers, etc.) on the back of accelerating shareholder activism, contributed positively to alpha.
Brown Advisory-WMC Japan Equity Fund	PAGE 1	TSR-AR-115233231

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Cumulative TOTAL RETURN (%)

Since Inception (09/30/2024)
Institutional Shares	8.90
TOPIX Index	8.15
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$306,307,899
Number of Holdings	79
Net Advisory Fee	$917,513
Portfolio Turnover	73%
Visit https://www.brownadvisory.com/mf/wmc-japan-equity-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Industrials	18.1%
Materials	16.8%
Consumer Discretionary	14.5%
Financials	13.9%
Information Technology	10.8%
Health Care	10.5%
Real Estate	5.6%
Communication Services	4.1%
Consumer Staples	2.4%
Cash & Other	3.3%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
First American Government Obligations Fund	4.1%
KDDI Corp.	3.1%
Shin-Etsu Chemical Co. Ltd.	3.0%
Daiichi Sankyo Co. Ltd.	2.7%
Sony Group Corp.	2.6%
Tokyo Electron Ltd.	2.6%
Sumitomo Mitsui Trust Group, Inc.	2.5%
Asahi Group Holdings Ltd.	2.4%
Dai-ichi Life Holdings, Inc.	2.3%
Shionogi & Co. Ltd.	2.2%

Top Countries	(%)
Japan	96.7%
United States	4.1%
Brown Advisory-WMC Japan Equity Fund	PAGE 2	TSR-AR-115233231

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory-WMC Japan Equity Fund	PAGE 3	TSR-AR-115233231

Brown Advisory-WMC Japan Equity Fund
Investor Shares | BIJEX
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the Brown Advisory-WMC Japan Equity Fund (the“Fund”) for the period of  September 30, 2024, to June 30, 2025. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment*
Investor Shares	$90	1.15%
*	Costs of a $10,000 investment is for the period from inception on September 30, 2024 to June 30, 2025. Costs paid as a percentage of a $10,000 investment is annualized.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 9-month period ended June 30, 2025, the Fund outperformed its benchmark, the TOPIX Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Security selection was the primary driver of relative outperformance. Strong selection in Information Technology and Materials was partially offset by selection in Communication Services and Consumer Discretionary. Sector allocation, a result of our bottom-up stock selection process, however, detracted from returns. Allocation effect was driven by our overweight to Materials and underweight to Communication Services, but partially offset by our underweight to Consumer Staples and Consumer Discretionary.
POSITIONING
Over the 9-month period, we increased our exposure the most to Materials, Real Estate and Health Care, while rotating away from Consumer Discretionary and Industrials. At the sector level, our largest overweight were Materials, Health Care and Real Estate. We were most underweight to Industrials, Communication Services and Consumer Staples.

Top Contributors
↑	Sony Group Corporation
↑	Mitsubishi UFJ Financial Group, Inc.
↑	TechnoPro Holdings Inc.
↑	THK Co., Ltd.
↑	Shionogi & Co., Ltd.

Top Detractors
↓	Daiichi Sankyo Company, Limited
↓	Shin-Etsu Chemical Co Ltd
↓	MISUMI Group Inc.
↓	Astellas Pharma Inc.
↓	dip Corporation
PERFORMANCE
Following a challenging ’24 (we struggled in a narrow large cap, momentum rally), in 1H ’25 our strategy generated alpha amid volatile market environments (1Q: reversal of ’24 factor pattern, 2Q: resurgence of risk-momentum rally driven by domestic/thematics areas). Our engagement led value realization (shareholder return improvement, takeovers, etc.) on the back of accelerating shareholder activism, contributed positively to alpha.
Brown Advisory-WMC Japan Equity Fund	PAGE 1	TSR-AR-115233223

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Cumulative TOTAL RETURN (%)

Since Inception (09/30/2024)
Investor Shares	8.80
TOPIX Index	8.15
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$306,307,899
Number of Holdings	79
Net Advisory Fee	$917,513
Portfolio Turnover	73%
Visit https://www.brownadvisory.com/mf/wmc-japan-equity-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  June 30, 2025)

Top Sectors*	(%)
Industrials	18.1%
Materials	16.8%
Consumer Discretionary	14.5%
Financials	13.9%
Information Technology	10.8%
Health Care	10.5%
Real Estate	5.6%
Communication Services	4.1%
Consumer Staples	2.4%
Cash & Other	3.3%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

Top 10 Issuers	(%)
First American Government Obligations Fund	4.1%
KDDI Corp.	3.1%
Shin-Etsu Chemical Co. Ltd.	3.0%
Daiichi Sankyo Co. Ltd.	2.7%
Sony Group Corp.	2.6%
Tokyo Electron Ltd.	2.6%
Sumitomo Mitsui Trust Group, Inc.	2.5%
Asahi Group Holdings Ltd.	2.4%
Dai-ichi Life Holdings, Inc.	2.3%
Shionogi & Co. Ltd.	2.2%

Top Countries	(%)
Japan	96.7%
United States	4.1%
Brown Advisory-WMC Japan Equity Fund	PAGE 2	TSR-AR-115233223

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
The Fund is distributed by ALPS Distributors, Inc.
Brown Advisory-WMC Japan Equity Fund	PAGE 3	TSR-AR-115233223

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has not designated an audit committee financial expert. The Registrant has determined that it will retain the services of an independent third party to assist it if circumstances arise that require specific investment company auditing expertise.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2025	FYE 6/30/2024
(a) Audit Fees	$357.375	$332,850
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$57.950	$54,000
(d) All Other Fees	N/A	N/A

(e) (1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

(2) The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2025	FYE 6/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two fiscal years.

Non-Audit Related Fees	FYE 6/30/2025	FYE 6/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a-b)

Brown Advisory Growth Equity Fund
Brown Advisory Flexible Equity Fund
Brown Advisory Sustainable Growth Fund
Brown Advisory Mid-Cap Growth Fund
Brown Advisory Small-Cap Growth Fund
Brown Advisory Small-Cap Fundamental Value Fund
Brown Advisory Sustainable Small-Cap Core Fund
Brown Advisory Sustainable Value Fund
Brown Advisory Global Leaders Fund
Brown Advisory Sustainable International Leaders Fund
Brown Advisory Intermediate Income Fund
Brown Advisory Sustainable Bond Fund
Brown Advisory Maryland Bond Fund
Brown Advisory Tax-Exempt Bond Fund
Brown Advisory Tax-Exempt Sustainable Bond Fund
Brown Advisory Mortgage Securities Fund
Brown Advisory - WMC Strategic European Equity Fund
Brown Advisory - Beutel Goodman Large-Cap Value Fund
Brown Advisory - WMC Japan Equity Fund
Core Financial Statements
June 30, 2025

BROWN ADVISORY GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

	Shares	Value
COMMON STOCKS - 97.7%
Communication Services - 13.3%
Alphabet, Inc. - Class C	96,107	$17,048,420
Meta Platforms, Inc. - Class A	36,443	26,898,214
Netflix, Inc.(a)	20,252	27,120,061
Trade Desk, Inc. - Class A(a)	202,417	14,572,000
		85,638,695
Consumer Discretionary - 10.3%
Amazon.com, Inc.(a)	128,229	28,132,160
DraftKings, Inc. - Class A(a)	310,798	13,330,126
Hilton Worldwide Holdings, Inc.	94,076	25,056,202
		66,518,488
Consumer Staples - 4.1%
Costco Wholesale Corp.	26,708	26,439,318
Financials - 8.2%
Mastercard, Inc. - Class A	43,368	24,370,214
Progressive Corp.	75,334	20,103,631
S&P Global, Inc.	16,452	8,674,975
		53,148,820
Health Care - 9.3%
Intuitive Surgical, Inc.(a)	40,192	21,840,735
Veeva Systems, Inc. - Class A(a)	33,216	9,565,543
West Pharmaceutical Services, Inc.	55,394	12,120,207
Zoetis, Inc. - Class A	107,144	16,709,107
		60,235,592
Industrials - 16.0%
Cintas Corp.	89,911	20,038,464
Generac Holdings, Inc.(a)	64,535	9,242,057
Trane Technologies PLC	36,443	15,940,533
TransDigm Group, Inc.	13,640	20,741,530
Uber Technologies, Inc.(a)	281,187	26,234,747
Veralto Corp.	110,944	11,199,797
		103,397,128
Information Technology - 34.1%
Autodesk, Inc.(a)	66,223	20,500,654
Cadence Design Systems, Inc.(a)	52,218	16,090,977
Datadog, Inc. - Class A(a)	110,059	14,784,225
Fair Isaac Corp.(a)	8,230	15,044,111
Intuit, Inc.	30,352	23,906,146
Marvell Technology, Inc.	205,957	15,941,072
Microsoft Corp.	58,570	29,133,303
NVIDIA Corp.	207,824	32,834,114
NXP Semiconductors NV	53,259	11,636,559
ServiceNow, Inc.(a)	23,063	23,710,609
Workday, Inc. - Class A(a)	67,108	16,105,920
		219,687,690

	Shares	Value
Real Estate - 2.4%
CoStar Group, Inc.(a)	190,964	$15,353,506
TOTAL COMMON STOCKS (Cost $317,837,008)		630,419,237
SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 2.4%
First American Government Obligations Fund - Class Z, 4.21%(b)	15,341,927	15,341,927
TOTAL SHORT-TERM INVESTMENTS (Cost $15,341,927)		15,341,927
TOTAL INVESTMENTS - 100.1% (Cost $333,178,935)		$645,761,164
Liabilities in Excess of Other Assets - (0.1)%		(901,115)
TOTAL NET ASSETS - 100.0%		$644,860,049

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

1

BROWN ADVISORY FLEXIBLE EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

	Shares	Value
COMMON STOCKS - 98.0%
Communication Services - 12.1%
Alphabet, Inc. - Class A	143,854	$25,351,390
Alphabet, Inc. - Class C	133,605	23,700,191
Meta Platforms, Inc. - Class A	84,988	62,728,793
T-Mobile US, Inc.	55,596	13,246,303
		125,026,677
Consumer Discretionary - 11.6%
Amazon.com, Inc.(a)	200,791	44,051,537
Amer Sports, Inc.(a)	585,781	22,704,872
Booking Holdings, Inc.	4,855	28,106,760
Lowe’s Cos., Inc.	40,851	9,063,611
TJX Cos., Inc.	125,497	15,497,625
		119,424,405
Consumer Staples - 2.1%
Mondelez International, Inc. - Class A	178,461	12,035,410
Nomad Foods Ltd.	547,072	9,294,753
		21,330,163
Energy - 1.9%
Suncor Energy, Inc.	518,317	19,410,972
Financials - 27.1%
American International Group, Inc.	188,482	16,132,174
Bank of America Corp.	367,809	17,404,722
Berkshire Hathaway, Inc. - Class B(a)	76,439	37,131,773
Charles Schwab Corp.	116,735	10,650,902
First Citizens BancShares, Inc. - Class A	10,462	20,468,589
Fiserv, Inc.(a)	142,481	24,565,149
KKR & Co., Inc.	326,925	43,490,833
Mastercard, Inc. - Class A	81,278	45,673,359
Progressive Corp.	60,713	16,201,871
Visa, Inc. - Class A	135,190	47,999,210
		279,718,582
Health Care - 8.8%
Align Technology, Inc.(a)	46,295	8,765,032
Danaher Corp.	41,473	8,192,577
Edwards Lifesciences Corp.(a)	253,592	19,833,430
Elevance Health, Inc.	39,871	15,508,224
Illumina, Inc.(a)	109,019	10,401,503
UnitedHealth Group, Inc.	89,010	27,768,450
		90,469,216
Industrials - 10.4%
Canadian National Railway Co.	103,428	10,760,649
Carrier Global Corp.	307,472	22,503,876
Ferguson Enterprises, Inc.	56,953	12,401,516
General Electric Co.	61,682	15,876,330
Old Dominion Freight Line, Inc.	53,586	8,697,008
Uber Technologies, Inc.(a)	169,748	15,837,488
United Rentals, Inc.	28,934	21,798,875
		107,875,742

	Shares	Value
Information Technology - 24.0%
Adobe, Inc.(a)	28,771	$11,130,925
Analog Devices, Inc.	59,275	14,108,636
Apple, Inc.	74,185	15,220,536
Autodesk, Inc.(a)	56,806	17,585,433
Intuit, Inc.	38,399	30,244,204
KLA Corp.	15,088	13,514,925
Marvell Technology, Inc.	225,134	17,425,372
Microsoft Corp.	150,410	74,815,438
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	196,704	44,551,489
Workday, Inc. - Class A(a)	35,620	8,548,800
		247,145,758
TOTAL COMMON STOCKS (Cost $411,977,604)		1,010,401,515
SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
First American Government Obligations Fund - Class Z, 4.21%(b)	21,549,965	21,549,965
TOTAL SHORT-TERM INVESTMENTS (Cost $21,549,965)		21,549,965
TOTAL INVESTMENTS - 100.1% (Cost $433,527,569)		$1,031,951,480
Liabilities in Excess of Other Assets - (0.1)%		(724,682)
TOTAL NET ASSETS - 100.0%		$1,031,226,798

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

BROWN ADVISORY SUSTAINABLE GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

	Shares	Value
COMMON STOCKS - 98.0%
Communication Services - 2.9%
Spotify Technology SA(a)	123,301	$94,613,789
Trade Desk, Inc. - Class A(a)	2,260,880	162,760,751
		257,374,540
Consumer Discretionary - 11.7%
Airbnb, Inc. - Class A(a)	1,526,216	201,979,425
Amazon.com, Inc.(a)	3,059,558	671,236,430
Chipotle Mexican Grill, Inc.(a)	3,275,731	183,932,296
		1,057,148,151
Financials - 19.1%
Ares Management Corp.	1,260,406	218,302,319
Arthur J Gallagher & Co.	805,930	257,994,312
Charles Schwab Corp.	2,494,807	227,626,191
KKR & Co., Inc.	2,657,593	353,539,597
Progressive Corp.	1,138,254	303,754,462
Visa, Inc. - Class A	1,024,229	363,652,506
		1,724,869,387
Health Care - 6.3%
Danaher Corp.	1,134,128	224,035,645
Intuitive Surgical, Inc.(a)	289,190	157,148,738
West Pharmaceutical Services, Inc.	856,441	187,389,291
		568,573,674
Industrials - 10.9%
Carrier Global Corp.	2,943,407	215,427,958
General Electric Co.	837,812	215,644,431
Uber Technologies, Inc.(a)	2,088,466	194,853,878
Veralto Corp.	1,733,137	174,960,180
Verisk Analytics, Inc.	577,004	179,736,746
		980,623,193
Information Technology - 45.4%
Cadence Design Systems, Inc.(a)	598,134	184,314,992
Datadog, Inc. - Class A(a)	1,776,522	238,640,200
Dynatrace, Inc.(a)	3,290,235	181,653,874
Intuit, Inc.	502,362	395,675,382
KLA Corp.	222,675	199,458,904
Marvell Technology, Inc.	4,050,029	313,472,245
Microsoft Corp.	1,561,224	776,568,430
Monolithic Power Systems, Inc.	313,070	228,973,137
NVIDIA Corp.	5,010,119	791,548,701
ServiceNow, Inc.(a)	275,436	283,170,243
Shopify, Inc. - Class A(a)	784,011	90,435,669
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,065,100	241,234,499
Workday, Inc. - Class A(a)	738,040	177,129,600
		4,102,275,876
Materials - 1.7%
Ecolab, Inc.	583,380	157,185,907
TOTAL COMMON STOCKS (Cost $5,147,114,444)		8,848,050,728

	Shares	Value
SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
First American Government Obligations Fund - Class Z, 4.21%(b)	96,947,803	$96,947,803
TOTAL SHORT-TERM INVESTMENTS (Cost $96,947,803)		96,947,803
TOTAL INVESTMENTS - 99.1% (Cost $5,244,062,247)		$8,944,998,531
Other Assets in Excess of Liabilities - 0.9%		82,771,493
TOTAL NET ASSETS - 100.0%		$9,027,770,024

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

3

BROWN ADVISORY MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

	Shares	Value
COMMON STOCKS - 95.3%
Communication Services - 3.5%
ROBLOX Corp. - Class A(a)	12,857	$1,352,556
Trade Desk, Inc. - Class A(a)	15,949	1,148,169
		2,500,725
Consumer Discretionary - 11.6%
Bright Horizons Family Solutions, Inc.(a)	6,148	759,831
Chipotle Mexican Grill, Inc.(a)	15,865	890,820
Coupang, Inc. - Class A(a)	49,978	1,497,341
Domino’s Pizza, Inc.	2,072	933,643
DoorDash, Inc. - Class A(a)	4,618	1,138,383
Hilton Worldwide Holdings, Inc.	8,148	2,170,138
Ross Stores, Inc.	8,246	1,052,025
		8,442,181
Consumer Staples - 0.8%
Casey’s General Stores, Inc.	1,054	537,825
Energy - 4.6%
Cheniere Energy, Inc.	9,547	2,324,885
Oceaneering International, Inc.(a)	48,536	1,005,666
		3,330,551
Financials - 5.4%
Ares Management Corp.	8,621	1,493,157
Arthur J Gallagher & Co.	3,457	1,106,655
Tradeweb Markets, Inc. - Class A	9,150	1,339,560
		3,939,372
Health Care - 15.3%
Alnylam Pharmaceuticals, Inc.(a)	4,235	1,380,991
Bio-Techne Corp.	20,557	1,057,658
Bruker Corp.	26,689	1,099,587
Dexcom, Inc.(a)	16,243	1,417,852
HealthEquity, Inc.(a)	9,299	974,163
Insulet Corp.(a)	4,110	1,291,280
Veeva Systems, Inc. - Class A(a)	5,232	1,506,711
West Pharmaceutical Services, Inc.	10,749	2,351,881
		11,080,123
Industrials - 21.1%
AAON, Inc.	13,202	973,648
Applied Industrial Technologies, Inc.	3,662	851,232
Carlisle Cos., Inc.	2,212	825,961
Cintas Corp.	2,428	541,128
Comfort Systems USA, Inc.	2,302	1,234,355
Copart, Inc.(a)	13,897	681,926
Equifax, Inc.	5,289	1,371,808
HEICO Corp. - Class A	7,304	1,889,910
Old Dominion Freight Line, Inc.	6,261	1,016,160
OPENLANE, Inc.(a)	37,080	906,606
SiteOne Landscape Supply, Inc.(a)	6,696	809,814
Verisk Analytics, Inc.	4,739	1,476,199
Vertiv Holdings Co. - Class A	10,669	1,370,006
Voyager Technologies, Inc. - Class A(a)	10,757	422,212

	Shares	Value
Waste Connections, Inc.	5,071	$946,857
		15,317,822
Information Technology - 25.0%
Autodesk, Inc.(a)	2,393	740,801
CCC Intelligent Solutions Holdings, Inc.(a)	173,701	1,634,526
Cloudflare, Inc. - Class A(a)	4,361	854,015
Datadog, Inc. - Class A(a)	14,023	1,883,710
Dynatrace, Inc.(a)	18,328	1,011,889
Fair Isaac Corp.(a)	641	1,171,722
Gartner, Inc.(a)	1,522	615,223
HubSpot, Inc.(a)	1,877	1,044,795
Lattice Semiconductor Corp.(a)	12,145	594,984
Marvell Technology, Inc.	34,261	2,651,801
MongoDB, Inc. - Class A(a)	1,557	326,954
Monolithic Power Systems, Inc.	1,797	1,314,290
Onestream, Inc. - Class A(a)	23,512	665,390
Pure Storage, Inc. - Class A(a)	22,986	1,323,534
Tyler Technologies, Inc.(a)	1,830	1,084,897
Workday, Inc. - Class A(a)	2,771	665,040
Zscaler, Inc.(a)	1,843	578,591
		18,162,162
Materials - 1.6%
Vulcan Materials Co.	4,350	1,134,567
Real Estate - 2.7%
CoStar Group, Inc.(a)	24,611	1,978,724
Utilities - 3.7%
Vistra Corp.	13,875	2,689,114
TOTAL COMMON STOCKS (Cost $51,028,299)		69,113,166
SHORT-TERM INVESTMENTS - 4.8%
Money Market Funds - 4.8%
First American Government Obligations Fund - Class Z, 4.21%(b)	3,477,727	3,477,727
TOTAL SHORT-TERM INVESTMENTS (Cost $3,477,727)		3,477,727
TOTAL INVESTMENTS - 100.1% (Cost $54,506,026)		$72,590,893
Liabilities in Excess of Other Assets - (0.1)%		(60,001)
TOTAL NET ASSETS - 100.0%		$72,530,892

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

4

BROWN ADVISORY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

	Shares	Value
COMMON STOCKS - 96.8%
Communication Services - 2.4%
Cogent Communications Holdings, Inc.	303,942	$14,653,044
Take-Two Interactive Software, Inc.(a)	31,306	7,602,662
		22,255,706
Consumer Discretionary - 6.4%
Bright Horizons Family Solutions, Inc.(a)	241,986	29,907,050
First Watch Restaurant Group, Inc.(a)	200,128	3,210,053
KinderCare Learning Cos., Inc.(a)	607,448	6,135,225
Mister Car Wash, Inc.(a)	3,066,589	18,430,200
TopBuild Corp.(a)	6,504	2,105,605
		59,788,133
Consumer Staples - 2.1%
Casey’s General Stores, Inc.	38,544	19,667,847
Energy - 4.7%
Cactus, Inc. - Class A	142,858	6,245,752
ChampionX Corp.	582,074	14,458,718
Oceaneering International, Inc.(a)	1,085,863	22,499,081
		43,203,551
Financials - 4.4%
DigitalBridge Group, Inc. - Class A	794,198	8,219,949
Houlihan Lokey, Inc. - Class A	33,080	5,952,746
Prosperity Bancshares, Inc.	385,154	27,053,217
		41,225,912
Health Care - 20.6%
Biohaven Ltd.(a)	242,921	3,427,615
Bio-Techne Corp.	327,099	16,829,244
Blueprint Medicines Corp.(a)	14,431	1,849,766
Bruker Corp.	521,924	21,503,269
Cytokinetics, Inc.(a)	208,244	6,880,382
Encompass Health Corp.	187,754	23,024,273
Establishment Labs Holdings, Inc.(a)	510,938	21,822,162
HealthEquity, Inc.(a)	288,204	30,192,251
Insmed, Inc.(a)	102,102	10,275,545
Kestra Medical Technologies Ltd.(a)	124,567	2,065,321
LifeStance Health Group, Inc.(a)	1,125,321	5,817,910
Neurocrine Biosciences, Inc.(a)	73,735	9,267,752
OrthoPediatrics Corp.(a)	370,109	7,949,941
Phreesia, Inc.(a)	390,703	11,119,407
SI-BONE, Inc.(a)	568,515	10,699,452
Tandem Diabetes Care, Inc.(a)	238,300	4,441,912
Vaxcyte, Inc.(a)	134,530	4,373,570
West Pharmaceutical Services, Inc.	434	94,959
		191,634,731
Industrials - 30.1%
AAON, Inc.	129,362	9,540,448
Applied Industrial Technologies, Inc.	66,814	15,530,914
BWX Technologies, Inc.	25,501	3,673,674
Casella Waste Systems, Inc. - Class A(a)	124,616	14,378,194
Curtiss-Wright Corp.	48,307	23,600,385

	Shares	Value
EnPro, Inc.	84,264	$16,140,769
Fluor Corp.(a)	292,529	14,997,962
Generac Holdings, Inc.(a)	31,714	4,541,762
IDEX Corp.	31,546	5,538,531
Kadant, Inc.	29,916	9,496,834
MSA Safety, Inc.	69,900	11,710,347
Mueller Water Products, Inc. - Class A	309,234	7,433,985
OPENLANE, Inc.(a)	560,080	13,693,956
Rentokil Initial PLC - ADR	158,186	3,796,464
Simpson Manufacturing Co., Inc.	36,621	5,687,608
SiteOne Landscape Supply, Inc.(a)	109,101	13,194,675
SPX Technologies, Inc.(a)	78,210	13,114,253
StandardAero, Inc.(a)	735,285	23,271,770
Valmont Industries, Inc.	68,428	22,346,532
Waste Connections, Inc.	148,684	27,762,276
Woodward, Inc.	40,153	9,841,099
Zurn Elkay Water Solutions Corp.	311,989	11,409,438
		280,701,876
Information Technology - 24.6%
AppFolio, Inc. - Class A(a)	42,564	9,801,638
CCC Intelligent Solutions Holdings, Inc.(a)	3,980,780	37,459,140
Clearwater Analytics Holdings, Inc. - Class A(a)	342,562	7,512,385
Dynatrace, Inc.(a)	542,770	29,966,332
Entegris, Inc.	234,446	18,908,070
Guidewire Software, Inc.(a)	42,804	10,078,202
Lattice Semiconductor Corp.(a)	278,149	13,626,519
Littelfuse, Inc.	33,131	7,511,792
Mirion Technologies, Inc. - Class A(a)	1,074,048	23,124,253
Novanta, Inc.(a)	40,561	5,229,530
Onestream, Inc. - Class A(a)	522,666	14,791,448
Power Integrations, Inc.	175,579	9,814,866
PROS Holdings, Inc.(a)	345,626	5,412,503
SiTime Corp.(a)	84,178	17,936,648
Universal Display Corp.	118,829	18,354,327
		229,527,653
Materials - 0.8%
HB Fuller Co.	121,717	7,321,278
Real Estate - 0.7%
FirstService Corp.	37,990	6,633,814
TOTAL COMMON STOCKS (Cost $717,431,149)		901,960,501
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.2%
Real Estate - 1.2%
EastGroup Properties, Inc.	67,042	11,204,059
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $6,515,197)		11,204,059

The accompanying notes are an integral part of these financial statements.

5

BROWN ADVISORY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2025(Continued)

	Shares	Value
PRIVATE PLACEMENTS - 0.1%
StepStone VC Global Partners IV-B, L.P(a)(b)(c)	19,200	$857,621
StepStone VC Global Partners V-B, L.P.(a)(b)(d)	91,769	85,931
TOTAL PRIVATE PLACEMENTS (Cost $0)		943,552
SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
First American Government Obligations Fund - Class Z, 4.21%(e)	21,637,639	21,637,639
TOTAL SHORT-TERM INVESTMENTS (Cost $21,637,639)		21,637,639
TOTAL INVESTMENTS - 100.4% (Cost $745,583,985)		$935,745,751
Liabilities in Excess of Other Assets - (0.4)%		(3,478,821)
TOTAL NET ASSETS - 100.0%		$932,266,930

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
These securities are being fair valued, using significant unobservable inputs (Level 3), in accordance with the policies and procedures adopted by the Fund. Further, they may not be sold by the Fund. Total unfunded capital commitments related to these holdings are immaterial and total $89,000, or 0.0% of the Fund’s net assets as of the date of this report.

(c)
Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from February 2008 to April 2018 as part of a $2,000,000 capital commitment. As of the date of this report, $1,920,000 of the capital commitment has been fulfilled by the Fund.

(d)
Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from October 2012 to August 2018 as part of a $100,000 capital commitment. As of the date of this report, $91,000 of the capital commitment has been fulfilled by the Fund.

(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

6

BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

	Shares	Value
COMMON STOCKS - 91.8%
Communication Services - 7.2%
Cable One, Inc.	67,371	$9,149,656
Cars.com, Inc.(a)	796,356	9,436,819
IAC, Inc.(a)	411,130	15,351,594
John Wiley & Sons, Inc. - Class A	611,513	27,291,825
Nexstar Media Group, Inc.	136,399	23,590,207
		84,820,101
Consumer Discretionary - 11.8%
International Game Technology PLC	1,480,788	23,411,258
KinderCare Learning Cos., Inc.(a)	683,653	6,904,895
La-Z-Boy, Inc.	352,595	13,105,956
Modine Manufacturing Co.(a)	250,710	24,694,935
Monro, Inc.	370,266	5,520,666
Murphy USA, Inc.	37,000	15,051,600
Signet Jewelers Ltd.	440,398	35,033,661
YETI Holdings, Inc.(a)	486,509	15,334,764
		139,057,735
Consumer Staples - 3.7%
Guardian Pharmacy Services, Inc. - Class A(a)	831,423	17,717,624
Nomad Foods Ltd.	1,537,667	26,124,962
		43,842,586
Energy - 5.6%
Bristow Group, Inc.(a)	643,857	21,227,965
Oceaneering International, Inc.(a)	1,228,145	25,447,165
REX American Resources Corp.(a)	393,735	19,178,832
		65,853,962
Financials - 30.6%
Assured Guaranty Ltd.	237,180	20,658,378
Bancorp, Inc.(a)	607,998	34,637,646
Dime Community Bancshares, Inc.	608,827	16,401,799
Eastern Bankshares, Inc.	1,824,271	27,856,618
First Interstate BancSystem, Inc.	512,187	14,761,229
Hanover Insurance Group, Inc.	145,235	24,671,069
Horace Mann Educators Corp.	471,599	20,264,609
MGIC Investment Corp.	666,534	18,556,307
NCR Atleos Corp.(a)	1,179,826	33,660,436
Old National Bancorp	1,256,861	26,821,414
Pacific Premier Bancorp, Inc.	534,552	11,273,702
Peapack-Gladstone Financial Corp.	312,835	8,837,589
Peoples Bancorp, Inc.	412,235	12,589,657
Seacoast Banking Corp. of Florida	712,645	19,683,255
Towne Bank/Portsmouth VA	603,028	20,611,497
Virtus Investment Partners, Inc.	56,603	10,267,784
White Mountains Insurance Group Ltd.	10,216	18,345,075
WSFS Financial Corp.	368,333	20,258,315
		360,156,379

	Shares	Value
Health Care - 1.9%
Acadia Healthcare Co., Inc.(a)	440,674	$9,998,893
Avanos Medical, Inc.(a)	1,024,927	12,545,107
		22,544,000
Industrials - 9.5%
Albany International Corp. - Class A	212,330	14,890,703
Ducommun, Inc.(a)	124,388	10,278,180
EnPro, Inc.	124,803	23,906,015
Kadant, Inc.	15,186	4,820,796
Sensata Technologies Holding PLC	670,952	20,202,365
Tennant Co.	264,515	20,494,622
Thermon Group Holdings, Inc.(a)	629,281	17,670,210
		112,262,891
Information Technology - 8.3%
Bel Fuse, Inc. - Class A	90,565	8,137,265
Bel Fuse, Inc. - Class B	74,826	7,309,752
Crane NXT Co.	288,261	15,537,268
CTS Corp.	256,784	10,941,566
NCR Voyix Corp.(a)	1,987,453	23,312,824
OSI Systems, Inc.(a)	105,475	23,717,109
PC Connection, Inc.	124,803	8,209,541
		97,165,325
Materials - 7.0%
Eagle Materials, Inc.	137,504	27,790,934
Ingevity Corp.(a)	454,204	19,571,650
Innospec, Inc.	242,702	20,408,811
Orion S.A.	1,406,237	14,751,426
		82,522,821
Utilities - 6.2%
Portland General Electric Co.	545,045	22,145,178
Star Group L.P.	289,123	3,382,739
Talen Energy Corp.(a)	164,563	47,849,984
		73,377,901
TOTAL COMMON STOCKS (Cost $935,027,141)		1,081,603,701
REAL ESTATE INVESTMENT TRUSTS - COMMON - 4.7%
Real Estate - 4.7%
Curbline Properties Corp.	534,276	12,197,521
Essential Properties Realty Trust, Inc.	442,055	14,105,975
Getty Realty Corp.	321,118	8,875,701
Global Net Lease, Inc.	2,467,887	18,632,547
SITE Centers Corp.	129,220	1,461,478
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $45,493,078)		55,273,222

The accompanying notes are an integral part of these financial statements.

7

BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 3.8%
Money Market Funds - 3.8%
First American Government Obligations Fund - Class Z, 4.21%(b)	44,721,141	$44,721,141
TOTAL SHORT-TERM INVESTMENTS (Cost $44,721,141)		44,721,141
TOTAL INVESTMENTS - 100.3% (Cost $1,025,241,360)		$1,181,598,064
Liabilities in Excess of Other Assets - (0.3)%		(3,599,924)
TOTAL NET ASSETS - 100.0%		$1,177,998,140

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

8

BROWN ADVISORY SUSTAINABLE SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

	Shares	Value
COMMON STOCKS - 93.6%
Communication Services - 3.0%
John Wiley & Sons, Inc. - Class A	41,567	$1,855,135
Nexstar Media Group, Inc.	6,789	1,174,158
		3,029,293
Consumer Discretionary - 9.3%
Bright Horizons Family Solutions, Inc.(a)	15,179	1,875,973
First Watch Restaurant Group, Inc.(a)	60,670	973,147
KinderCare Learning Cos., Inc.(a)	69,015	697,051
Modine Manufacturing Co.(a)	15,788	1,555,118
TopBuild Corp.(a)	3,361	1,088,090
Wyndham Hotels & Resorts, Inc.	22,238	1,805,948
YETI Holdings, Inc.(a)	41,048	1,293,833
		9,289,160
Consumer Staples - 3.2%
Guardian Pharmacy Services, Inc. - Class A(a)	61,527	1,311,140
Nomad Foods Ltd.	107,741	1,830,520
		3,141,660
Energy - 2.0%
Bristow Group, Inc.(a)	31,485	1,038,060
ChampionX Corp.	37,688	936,170
		1,974,230
Financials - 19.0%
Assured Guaranty Ltd.	20,908	1,821,087
Bancorp, Inc.(a)	50,792	2,893,620
DigitalBridge Group, Inc. - Class A	72,241	747,694
Eastern Bankshares, Inc.	141,076	2,154,231
Horace Mann Educators Corp.	37,801	1,624,309
MGIC Investment Corp.	56,672	1,577,748
NCR Atleos Corp.(a)	64,820	1,849,315
Old National Bancorp	95,358	2,034,940
Pacific Premier Bancorp, Inc.	42,018	886,160
Prosperity Bancshares, Inc.	12,766	896,684
Towne Bank/Portsmouth VA	30,986	1,059,101
WSFS Financial Corp.	24,178	1,329,790
		18,874,679
Health Care - 15.8%
Ascendis Pharma AS - ADR(a)	6,789	1,171,781
Biohaven Ltd.(a)	22,068	311,379
Blueprint Medicines Corp.(a)	12,540	1,607,377
Bruker Corp.	25,573	1,053,608
Cytokinetics, Inc.(a)	19,091	630,767
Encompass Health Corp.	19,622	2,406,246
HealthEquity, Inc.(a)	17,141	1,795,691
Insmed, Inc.(a)	9,584	964,534
Kestra Medical Technologies Ltd.(a)	11,636	192,925

	Shares	Value
LifeStance Health Group, Inc.(a)	90,954	$470,232
Neurocrine Biosciences, Inc.(a)	10,217	1,284,175
OrthoPediatrics Corp.(a)	41,788	897,606
Phreesia, Inc.(a)	57,642	1,640,491
SI-BONE, Inc.(a)	40,386	760,065
Vaxcyte, Inc.(a)	16,704	543,047
		15,729,924
Industrials - 19.8%
Applied Industrial Technologies, Inc.	7,172	1,667,131
AZEK Co., Inc. - Class A(a)	29,952	1,627,891
EnPro, Inc.	9,879	1,892,323
Generac Holdings, Inc.(a)	7,262	1,039,991
Kadant, Inc.	4,060	1,288,847
OPENLANE, Inc.(a)	50,453	1,233,576
Sensata Technologies Holding PLC	38,455	1,157,880
SiteOne Landscape Supply, Inc.(a)	7,962	962,924
SPX Technologies, Inc.(a)	13,373	2,242,385
StandardAero, Inc.(a)	50,183	1,588,292
Tennant Co.	17,502	1,356,055
Valmont Industries, Inc.	6,090	1,988,811
Zurn Elkay Water Solutions Corp.	44,837	1,639,689
		19,685,795
Information Technology - 14.5%
CTS Corp.	25,396	1,082,124
Dynatrace, Inc.(a)	18,336	1,012,331
Entegris, Inc.	8,413	678,508
Littelfuse, Inc.	4,443	1,007,361
Mirion Technologies, Inc. - Class A(a)	78,850	1,697,641
NCR Voyix Corp.(a)	78,714	923,315
Novanta, Inc.(a)	3,955	509,918
Onestream, Inc. - Class A(a)	48,227	1,364,824
OSI Systems, Inc.(a)	8,029	1,805,401
Power Integrations, Inc.	18,336	1,024,982
SiTime Corp.(a)	5,639	1,201,558
Universal Display Corp.	8,909	1,376,084
Workiva, Inc. - Class A(a)	10,397	711,675
		14,395,722
Materials - 2.7%
HB Fuller Co.	19,351	1,163,963
Ingevity Corp.(a)	36,312	1,564,684
		2,728,647
Real Estate - 1.1%
FirstService Corp.	6,477	1,131,014
Utilities - 3.2%
Talen Energy Corp.(a)	10,803	3,141,188
TOTAL COMMON STOCKS (Cost $82,089,096)		93,121,312

The accompanying notes are an integral part of these financial statements.

9

BROWN ADVISORY SUSTAINABLE SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS
June 30, 2025(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 3.9%
Real Estate - 3.9%
Curbline Properties Corp.	41,522	$947,947
EastGroup Properties, Inc.	8,390	1,402,137
Essential Properties Realty Trust, Inc.	47,702	1,522,170
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $3,517,841)		3,872,254
SHORT-TERM INVESTMENTS - 4.5%
Money Market Funds - 4.5%
First American Government Obligations Fund - Class Z, 4.21%(b)	4,466,566	4,466,566
TOTAL SHORT-TERM INVESTMENTS (Cost $4,466,566)		4,466,566
TOTAL INVESTMENTS - 102.0% (Cost $90,073,503)		$101,460,132
Liabilities in Excess of Other Assets - (2.0)%		(2,037,205)
TOTAL NET ASSETS - 100.0%		$99,422,927

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

10

Brown Advisory Sustainable Value Fund
Schedule of Investments
June 30, 2025

	Shares	Value
COMMON STOCKS - 95.9%
Communication Services - 7.9%
Alphabet, Inc. - Class C	9,513	$1,687,511
Comcast Corp. - Class A	145,776	5,202,745
Nexstar Media Group, Inc.	10,022	1,733,305
T-Mobile US, Inc.	16,307	3,885,306
		12,508,867
Consumer Discretionary - 4.3%
Expedia Group, Inc.	10,447	1,762,200
LKQ Corp.	70,468	2,608,021
Wyndham Hotels & Resorts, Inc.	29,529	2,398,050
		6,768,271
Consumer Staples - 4.7%
Kenvue, Inc.	68,004	1,423,324
Unilever PLC - ADR	97,845	5,985,178
		7,408,502
Energy - 4.9%
ChampionX Corp.	101,327	2,516,962
Schlumberger NV	87,766	2,966,491
Weatherford International PLC	45,638	2,296,048
		7,779,501
Financials - 22.1%
American International Group, Inc.	70,468	6,031,356
Ameriprise Financial, Inc.	3,114	1,662,035
Bank of America Corp.	125,166	5,922,855
Citigroup, Inc.	48,016	4,087,122
Equitable Holdings, Inc.	55,547	3,116,187
Fidelity National Information Services, Inc.	67,042	5,457,889
KKR & Co., Inc.	24,518	3,261,630
Willis Towers Watson PLC	18,176	5,570,944
		35,110,018
Health Care - 17.5%
Cardinal Health, Inc.	38,844	6,525,792
Elevance Health, Inc.	9,003	3,501,807
Gilead Sciences, Inc.	23,810	2,639,815
ICON PLC(a)	21,884	3,183,028
Labcorp Holdings, Inc.	12,853	3,374,041
Medtronic PLC	22,111	1,927,416
Sanofi SA - ADR	136,047	6,572,430
		27,724,329
Industrials - 11.5%
Ferguson Enterprises, Inc.	30,400	6,619,600
Masco Corp.	35,566	2,289,028
Pentair PLC	34,937	3,586,632
Trane Technologies PLC	8,714	3,811,591
Waste Connections, Inc.	10,617	1,982,406
		18,289,257

	Shares	Value
Information Technology - 12.3%
Applied Materials, Inc.	16,817	$3,078,688
Cisco Systems, Inc.	23,838	1,653,881
Dell Technologies, Inc. - Class C	38,787	4,755,286
Flex Ltd.(a)	72,364	3,612,411
NXP Semiconductors NV	10,702	2,338,280
TD SYNNEX Corp.	29,642	4,022,419
		19,460,965
Materials - 4.5%
CRH PLC	78,451	7,201,802
Real Estate - 2.7%
CBRE Group, Inc. - Class A(a)	31,086	4,355,770
Utilities - 3.5%
Constellation Energy Corp.	17,343	5,597,627
TOTAL COMMON STOCKS (Cost $124,274,528)		152,204,909
SHORT-TERM INVESTMENTS - 5.3%
Money Market Funds - 5.3%
First American Government Obligations Fund - Class Z, 4.21%(b)	8,394,822	8,394,822
TOTAL SHORT-TERM INVESTMENTS (Cost $8,394,822)		8,394,822
TOTAL INVESTMENTS - 101.2% (Cost $132,669,350)		$160,599,731
Liabilities in Excess of Other Assets - (1.2)%		(1,957,817)
TOTAL NET ASSETS - 100.0%		$158,641,914

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

11

Brown Advisory Global Leaders Fund
Schedule of Investments
June 30, 2025

	Shares	Value
COMMON STOCKS - 97.8%
Brazil - 2.8%
B3 SA - Brasil Bolsa Balcao	24,982,319	$66,857,396
China - 2.8%
AIA Group Ltd.	7,457,530	67,553,616
France - 3.3%
Safran SA	246,937	80,532,368
Germany - 6.7%
CTS Eventim AG & Co. KGaA	410,715	51,072,838
Deutsche Boerse AG	341,192	111,464,184
		162,537,022
India - 3.2%
HDFC Bank Ltd.	3,273,816	76,428,748
Indonesia - 1.9%
Bank Rakyat Indonesia Persero Tbk PT	194,621,862	44,872,088
Netherlands - 4.6%
ASML Holding NV	74,302	59,544,880
Wolters Kluwer NV	306,206	51,209,462
		110,754,342
Sweden - 2.3%
Atlas Copco AB - Class B	3,841,174	54,669,845
Switzerland - 3.0%
Roche Holding AG	226,550	73,950,426
Taiwan - 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	263,851	59,759,613
United Kingdom - 12.9%
Experian PLC	1,112,798	57,382,657
London Stock Exchange Group PLC	813,372	118,953,038
Rentokil Initial PLC	8,890,350	42,893,754
Unilever PLC	1,526,940	93,183,159
		312,412,608
United States - 51.8%
Communication Services - 3.3%
Alphabet, Inc. - Class C	445,252	78,983,252
Consumer Discretionary - 4.5%
AutoZone, Inc.(a)	15,973	59,295,450
Booking Holdings, Inc.	8,513	49,283,800
		108,579,250
Financials - 12.7%
Charles Schwab Corp.	802,768	73,244,552
Mastercard, Inc. - Class A	162,986	91,588,353

	Shares	Value
Moody’s Corp.	75,900	$38,070,681
Visa, Inc. - Class A	295,119	104,782,001
		307,685,587
Health Care - 5.0%
Edwards Lifesciences Corp.(a)	744,626	58,237,200
Zoetis, Inc. - Class A	409,572	63,872,753
		122,109,953
Industrials - 7.0%
Allegion PLC	340,370	49,054,125
Ferguson Enterprises, Inc.	246,825	53,746,144
General Electric Co.	263,547	67,834,362
		170,634,631
Information Technology - 17.8%
Autodesk, Inc.(a)	188,272	58,283,363
Intuit, Inc.	115,463	90,942,123
Marvell Technology, Inc.	710,142	54,964,991
Microsoft Corp.	454,691	226,167,850
		430,358,327
Materials - 1.5%
Sherwin-Williams Co.	102,679	35,255,861
Total United States		1,253,606,861
TOTAL COMMON STOCKS (Cost $1,473,325,984)		2,363,934,933
SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 2.4%
First American Government Obligations Fund - Class Z, 4.21%(b)	57,968,478	57,968,478
TOTAL SHORT-TERM INVESTMENTS (Cost $57,968,478)		57,968,478
TOTAL INVESTMENTS - 100.2% (Cost $1,531,294,462)		$2,421,903,411
Liabilities in Excess of Other Assets - (0.2)%		(4,239,971)
TOTAL NET ASSETS - 100.0%		$2,417,663,440

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

12

BROWN ADVISORY SUSTAINABLE INTERNATIONAL LEADERS FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

	Shares	Value
COMMON STOCKS - 97.2%
Brazil - 3.2%
B3 SA - Brasil Bolsa Balcao	502,949	$1,345,986
Canada - 3.2%
Canadian National Railway Co.	5,718	595,797
Waste Connections, Inc.	3,936	735,260
		1,331,057
China - 5.1%
AIA Group Ltd.	174,472	1,580,445
ANTA Sports Products Ltd.	46,200	559,010
		2,139,455
Finland - 2.6%
Kone Oyj - Class B	16,765	1,104,494
France - 10.2%
Airbus SE	8,263	1,728,631
LVMH Moet Hennessy Louis Vuitton SE	2,526	1,322,061
Safran SA	3,747	1,221,991
		4,272,683
Germany - 10.3%
CTS Eventim AG & Co. KGaA	9,605	1,194,392
Deutsche Boerse AG	8,210	2,682,129
SAP SE	1,430	437,266
		4,313,787
India - 5.1%
HDFC Bank Ltd. - ADR	20,845	1,598,186
Tata Consultancy Services Ltd.	13,000	524,946
		2,123,132
Indonesia - 2.3%
Bank Rakyat Indonesia Persero Tbk PT	4,267,556	983,929
Japan - 3.5%
Keyence Corp.	1,888	754,876
Shimano, Inc.	5,016	727,222
		1,482,098
Netherlands - 6.7%
ASML Holding NV	1,598	1,280,540
Wolters Kluwer NV	9,216	1,541,271
		2,821,811
Spain - 2.2%
Amadeus IT Group SA	10,790	911,575
Sweden - 2.3%
Atlas Copco AB - Class B	67,059	954,423

	Shares	Value
Switzerland - 3.9%
Cie Financiere Richemont SA	4,861	$919,861
Roche Holding AG	2,260	737,709
		1,657,570
Taiwan - 3.4%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	6,360	1,440,476
United Kingdom - 27.4%
AstraZeneca PLC	4,452	619,580
Compass Group PLC	29,524	1,000,034
ConvaTec Group PLC	349,444	1,384,160
Diageo PLC	43,092	1,086,609
Experian PLC	34,900	1,799,657
Howden Joinery Group PLC	166,282	1,955,390
London Stock Exchange Group PLC	14,903	2,179,516
Rentokil Initial PLC	305,025	1,471,671
		11,496,617
United States - 5.8%
Booking Holdings, Inc.	228	1,319,947
NXP Semiconductors NV	5,137	1,122,383
		2,442,330
TOTAL COMMON STOCKS (Cost $31,759,977)		40,821,423
SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 2.4%
First American Government Obligations Fund - Class Z, 4.21%(a)	1,026,773	1,026,773
TOTAL SHORT-TERM INVESTMENTS (Cost $1,026,773)		1,026,773
TOTAL INVESTMENTS - 99.6% (Cost $32,786,750)		$41,848,196
Other Assets in Excess of Liabilities - 0.4%		173,489
TOTAL NET ASSETS - 100.0%		$42,021,685

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

13

BROWN ADVISORY INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 32.6%
Federal Home Loan Mortgage Corp.
Pool QE0622, 2.00%, 04/01/2052	$729,467	$586,589
Pool QF0492, 5.50%, 09/01/2052	680,172	685,376
Pool RA7927, 4.50%, 09/01/2052	1,137,523	1,096,808
Pool RC2401, 2.00%, 01/01/2037	904,470	833,681
Pool SB0531, 2.50%, 06/01/2036	855,399	805,022
Pool SB1179, 5.50%, 05/01/2039	568,692	581,790
Pool SD0913, 2.50%, 02/01/2052	1,311,540	1,099,326
Pool SD3234, 2.50%, 12/01/2051	1,472,432	1,230,405
Pool SD3475, 5.50%, 08/01/2053	1,131,058	1,141,434
Pool SD3477, 6.50%, 08/01/2053	473,358	495,204
Pool SD3840, 5.50%, 09/01/2053	610,664	615,541
Pool SD4697, 6.00%, 02/01/2054	1,537,460	1,576,462
Pool SD5573, 3.00%, 08/01/2052	1,228,864	1,081,880
Pool SD8315, 5.00%, 04/01/2053	505,482	497,898
Series 4634, Class MA, 4.50%, 11/15/2054	688,172	685,875
Series 5145, Class AB, 1.50%, 09/25/2049	372,716	296,093
Federal National Mortgage Association
Pool 628837, 6.50%, 03/01/2032	6,631	6,850
Pool 663238, 5.50%, 09/01/2032	8,045	8,218
Pool 741373, 6.78% (1 yr. CMT Rate + 2.28%), 12/01/2033	5,091	5,226
Pool 744805, 6.14% (RFUCCT6M + 1.52%), 11/01/2033	967	971
Pool 764342, 6.15% (RFUCCT6M + 1.52%), 02/01/2034	16,964	17,156
Pool BQ3248, 2.00%, 11/01/2050	1,302,739	1,037,941
Pool BQ6307, 2.00%, 11/01/2050	1,185,347	944,404
Pool BR5634, 2.00%, 03/01/2051	735,494	590,254
Pool BW0025, 4.00%, 07/01/2052	598,115	560,066
Pool CB2548, 2.50%, 01/01/2052	1,187,612	994,385

	Par	Value
Pool CB3853, 4.00%, 06/01/2052	$331,474	$311,604
Pool FM6555, 2.00%, 04/01/2051	914,770	735,867
Pool FM9973, 3.00%, 08/01/2051	1,201,262	1,053,438
Pool FS0031, 2.50%, 10/01/2051	1,175,584	976,473
Pool FS0348, 2.00%, 01/01/2052	1,312,248	1,055,834
Pool FS1978, 2.50%, 03/01/2052	750,809	623,347
Pool FS3239, 3.50%, 08/01/2050	1,167,830	1,065,887
Pool FS3607, 2.50%, 02/01/2037	841,949	788,598
Pool FS4862, 2.50%, 10/01/2051	1,380,344	1,152,813
Pool FS7086, 5.50%, 09/01/2053	1,735,318	1,741,646
Pool FS7276, 5.00%, 09/01/2053	1,631,459	1,609,947
Pool FS7744, 6.50%, 04/01/2054	523,813	549,036
Pool FS8384, 3.50%, 02/01/2051	1,777,900	1,641,399
Pool FS8791, 6.00%, 08/01/2054	1,357,403	1,384,289
Pool FS9366, 2.50%, 04/01/2052	447,024	372,660
Pool MA2998, 3.50%, 04/01/2032	227,554	223,257
Pool MA4208, 2.00%, 12/01/2050	673,136	537,362
Pool MA4492, 2.00%, 12/01/2051	1,040,677	827,014
Pool MB0291, 5.00%, 12/01/2054	1,345,153	1,319,521
Ginnie Mae I, Pool 781186, 9.00%, 06/15/2030	5,391	5,424
Ginnie Mae II Pool
Pool MA6598, 2.50%, 04/20/2050	635,216	541,947
Pool MA6994, 2.00%, 11/20/2050	659,843	538,091
Pool MA7706, 3.00%, 11/20/2051	2,422,591	2,145,290
Pool MA8487, 3.50%, 12/20/2052	910,382	831,500
Pool MA8876, 4.00%, 05/20/2053	1,730,974	1,617,508
Pool MA9777, 4.50%, 07/20/2054	911,174	873,341
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $43,148,389)		41,997,948

The accompanying notes are an integral part of these financial statements.

14

BROWN ADVISORY INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2025(Continued)

	Par	Value
U.S. TREASURY SECURITIES - 30.8%
United States Treasury Note
2.25%, 03/31/2026	$5,000,000	$4,932,881
3.75%, 08/31/2026	4,600,000	4,589,758
3.75%, 08/15/2027	7,600,000	7,604,750
2.88%, 05/15/2028	5,395,000	5,275,509
3.25%, 06/30/2029	3,180,000	3,122,549
0.88%, 11/15/2030	5,230,000	4,487,381
1.88%, 02/15/2032	7,000,000	6,150,566
4.38%, 05/15/2034	1,850,000	1,879,412
4.63%, 02/15/2035	1,500,000	1,548,047
TOTAL U.S. TREASURY SECURITIES (Cost $40,330,827)		39,590,853
CORPORATE BONDS - 27.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	1,445,000	1,309,966
American Tower Corp., 3.60%, 01/15/2028	646,000	634,493
Analog Devices, Inc., 1.70%, 10/01/2028	1,375,000	1,275,197
Aptiv Swiss Holdings Ltd., 5.15%, 09/13/2034	1,315,000	1,270,029
Broadcom, Inc., 4.55%, 02/15/2032	1,265,000	1,253,768
Citigroup, Inc., 3.20%, 10/21/2026	1,284,000	1,266,091
Comcast Corp., 5.30%, 06/01/2034	625,000	640,434
Dollar Tree, Inc., 4.20%, 05/15/2028	1,281,000	1,269,205
Eastman Chemical Co., 5.75%, 03/08/2033	1,205,000	1,253,551
Ferguson Finance PLC, 4.65%, 04/20/2032(a)	1,280,000	1,251,757
Goldman Sachs Group, Inc., 5.05% to 07/23/2029 then SOFR + 1.21%, 07/23/2030	1,235,000	1,255,794
HSBC Holdings PLC, 5.97% (3 mo. Term SOFR + 1.64%), 09/12/2026	1,250,000	1,253,482
JB Hunt Transport Services, Inc., 3.88%, 03/01/2026	1,254,000	1,249,598
Keysight Technologies, Inc., 4.60%, 04/06/2027	1,251,000	1,256,718
Kroger Co., 5.00%, 09/15/2034	1,280,000	1,271,639
LKQ Corp., 5.75%, 06/15/2028	1,210,000	1,247,048
Morgan Stanley, 3.13%, 07/27/2026	1,285,000	1,269,269
MSCI, Inc., 3.63%, 09/01/2030(a)	675,000	633,608
Oracle Corp., 2.80%, 04/01/2027	1,300,000	1,267,821
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	1,102,000	1,232,359

	Par	Value
Prologis LP, 5.00%, 03/15/2034	$1,280,000	$1,283,940
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	1,460,000	1,268,439
Revvity, Inc., 1.90%, 09/15/2028	694,000	643,059
Roper Technologies, Inc., 4.50%, 10/15/2029	1,255,000	1,257,900
Societe Generale SA, 5.50% (SOFR + 1.10%), 02/19/2027(a)	610,000	610,159
Sysco Corp., 5.95%, 04/01/2030	589,000	623,762
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030	1,215,000	1,251,205
VeriSign, Inc., 5.25%, 06/01/2032	1,240,000	1,264,192
Waste Connections, Inc., 5.00%, 03/01/2034	1,845,000	1,865,445
Wells Fargo & Co., 3.00%, 10/23/2026	1,289,000	1,267,297
Yara International ASA, 7.38%, 11/14/2032(a)	555,000	618,499
TOTAL CORPORATE BONDS (Cost $35,332,082)		35,315,724
ASSET-BACKED SECURITIES - 4.4%
American Homes 4 Rent, Series 2015-SFR2, Class C, 4.69%, 10/17/2052(a)	510,000	508,312
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027	108,687	109,078
CNH Equipment Trust
Series 2023-B, Class A2, 5.90%, 02/16/2027	103,771	103,830
Series 2024-B, Class A2A, 5.42%, 10/15/2027	201,255	201,833
FHF Trust, Series 2024-3A, Class A2, 4.94%, 11/15/2030(a)	800,367	803,007
Ford Credit Auto Owner Trust, Series 2024-B, Class B, 5.23%, 05/15/2030	730,000	743,949
Hyundai Auto Receivables Trust, Series 2025-B, Class B, 4.72%, 07/15/2030	565,000	570,495
Kubota Credit Owner Trust
Series 2025-2A, Class A3, 4.42%, 09/17/2029(a)	380,000	380,681
Series 2025-2A, Class A4, 4.57%, 11/15/2030(a)	390,000	393,681
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A3, 4.88%, 03/15/2029	500,000	504,965
Verizon Master Trust, Series 2024-5, Class A, 5.00%, 06/21/2032(a)	1,306,000	1,341,539
TOTAL ASSET-BACKED SECURITIES (Cost $5,647,484)		5,661,370

The accompanying notes are an integral part of these financial statements.

15

BROWN ADVISORY INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2025(Continued)

	Par	Value
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
Federal Home Loan Mortgage Corp.
Pool WA3311, 2.21%, 04/01/2038	$1,620,175	$1,222,284
Series Q006, Class APT2, 2.79%, 09/25/2026(b)	64,916	63,915
Series Q007, Class APT1, 6.48%, 10/25/2047(b)	49,267	49,220
Series Q010, Class APT1, 7.74%, 04/25/2046(b)	41,912	42,082
Federal National Mortgage Association
Pool BL1160, 3.64%, 01/01/2026	750,000	744,421
Series 2016-M10, Class AV1, 2.35%, 11/25/2045	71,416	70,776
FREMF Mortgage Trust, Series 2020-KF74, Class B, 6.58% (30 day avg SOFR US + 2.26%), 01/25/2027(a)	148,475	144,930
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,630,479)		2,337,628
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.5%
JP Morgan Mortgage Trust, Series 2020-LTV2, Class A15, 3.00%, 11/25/2050(a)(b)	670,347	609,812
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $634,735)		609,812
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%
BX Trust, Series 2025-VLT6, Class A, 5.75% (1 mo. Term SOFR + 1.44%), 03/15/2042(a)	605,000	605,542
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $603,487)		605,542

	Shares	Value
SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
First American Government Obligations Fund - Class Z, 4.21%(c)	1,116,950	$1,116,950
TOTAL SHORT-TERM INVESTMENTS (Cost $1,116,950)		1,116,950
TOTAL INVESTMENTS - 99.0% (Cost $129,444,433)		$127,235,827
Other Assets in Excess of Liabilities - 1.0%		1,346,845
TOTAL NET ASSETS - 100.0%		$128,582,672

Percentages are stated as a percent of net assets.
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
RFUCCT6M - Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Months
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

16

BROWN ADVISORY INTERMEDIATE INCOME FUND
SCHEDULE OF FUTURES CONTRACTS
June 30, 2025

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	1	09/19/2025	$114,283	$114,266	$(17)
U.S. Treasury 2 Year Notes	29	09/30/2025	6,009,789	6,032,680	22,891
U.S. Treasury 5 Year Notes	116	09/30/2025	12,505,678	12,644,000	138,322
			$18,629,750	$18,790,946	$161,196

Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(15)	09/19/2025	$(1,648,326)	$(1,681,875)	$(33,549)
U.S. Treasury Long Bonds	(21)	09/19/2025	(2,329,639)	(2,424,843)	(95,204)
U.S. Treasury Ultra Bonds	(8)	09/19/2025	(909,918)	(953,000)	(43,082)
			$(4,887,883)	$(5,059,718)	$(171,835)
Total Unrealized Appreciation (Depreciation)					$(10,639)

There is no variation margin due to or from the Fund as of the date of this report.
The accompanying notes are an integral part of these financial statements.

17

BROWN ADVISORY SUSTAINABLE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025

	Par	Value
CORPORATE BONDS - 37.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	$6,365,000	$5,770,197
AIB Group PLC
7.58% to 10/14/2025 then SOFR + 3.46%, 10/14/2026(a)	2,800,000	2,823,432
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035(a)	2,770,000	2,857,790
Aptiv Swiss Holdings Ltd., 5.15%, 09/13/2034	6,015,000	5,809,294
AT&T, Inc., 4.35%, 03/01/2029	5,665,000	5,678,277
Banco Bilbao Vizcaya Argentaria SA, 6.03% to 03/13/2034 then 1 yr. CMT Rate + 1.95%, 03/13/2035	2,740,000	2,858,314
Barclays PLC, 6.13% to 06/15/2026 then 5 yr. CMT Rate + 5.87%, Perpetual	2,800,000	2,804,567
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039(a)	2,775,000	2,870,235
Broadcom, Inc., 4.55%, 02/15/2032	5,755,000	5,703,901
CaixaBank SA, 6.84% to 09/13/2033 then SOFR + 2.77%, 09/13/2034(a)	5,195,000	5,708,859
Eastman Chemical Co., 5.75%, 03/08/2033	5,495,000	5,716,400
Equinix, Inc., 3.20%, 11/18/2029	8,965,000	8,510,384
Ferguson Finance PLC, 4.65%, 04/20/2032(a)	5,865,000	5,735,592
Ford Motor Credit Co. LLC, 7.38% (SOFR + 2.95%), 03/06/2026	2,235,000	2,256,192
Gilead Sciences, Inc., 5.25%, 10/15/2033	5,560,000	5,753,922
Intesa Sanpaolo SpA
7.80%, 11/28/2053(a)	2,470,000	2,890,731
7.78% to 06/20/2053 then 1 yr. CMT Rate + 3.90%, 06/20/2054(a)	2,585,000	2,902,729
Keysight Technologies, Inc., 4.95%, 10/15/2034	5,855,000	5,791,644
Kreditanstalt fuer Wiederaufbau
0.63%, 01/22/2026	19,025,000	18,657,164
5.00%, 03/16/2026	18,000,000	18,110,802
Kroger Co., 5.00%, 09/15/2034	5,765,000	5,727,341
LKQ Corp., 5.75%, 06/15/2028	5,500,000	5,668,400
Mercer International, Inc., 12.88%, 10/01/2028(a)	2,830,000	2,873,905
MSCI, Inc., 3.63%, 09/01/2030(a)	3,040,000	2,853,585
Oracle Corp., 6.15%, 11/09/2029	5,310,000	5,667,688
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	5,145,000	5,753,617
Prologis LP, 5.00%, 03/15/2034	5,700,000	5,717,546

	Par	Value
Regal Rexnord Corp., 6.30%, 02/15/2030	$5,450,000	$5,711,442
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	6,575,000	5,712,318
Revvity, Inc., 2.25%, 09/15/2031	10,070,000	8,638,039
Roper Technologies, Inc., 1.75%, 02/15/2031	4,995,000	4,290,524
Societe Generale SA
5.50% (SOFR + 1.10%), 02/19/2027(a)	2,790,000	2,790,729
6.07% to 01/19/2034 then 1 yr. CMT Rate + 2.10%, 01/19/2035(a)	2,760,000	2,844,155
Sprint Capital Corp., 8.75%, 03/15/2032	7,045,000	8,550,185
US Bancorp, 5.10% to 07/23/2029 then SOFR + 1.25%, 07/23/2030	5,565,000	5,681,660
VeriSign, Inc., 5.25%, 06/01/2032	5,595,000	5,704,156
Waste Connections, Inc., 5.00%, 03/01/2034	8,455,000	8,548,690
Yara International ASA, 7.38%, 11/14/2032(a)	2,580,000	2,875,186
TOTAL CORPORATE BONDS (Cost $211,807,238)		214,819,592
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 29.4%
Federal Home Loan Mortgage Corp.
Pool G31063, 3.50%, 11/01/2037	479,488	463,561
Pool QD5888, 3.50%, 02/01/2052	1,525,604	1,384,895
Pool QD7054, 3.00%, 02/01/2052	1,536,534	1,344,867
Pool QE0380, 2.50%, 04/01/2052	142,213	119,328
Pool RA6064, 2.50%, 09/01/2051	3,920,061	3,334,075
Pool RA6699, 3.50%, 02/01/2052	1,589,153	1,441,150
Pool RA7935, 5.00%, 09/01/2052	4,719,456	4,665,686
Pool RC2401, 2.00%, 01/01/2037	2,813,905	2,593,674
Pool SB0531, 2.50%, 06/01/2036	5,353,139	5,037,882
Pool SB1179, 5.50%, 05/01/2039	2,591,613	2,651,299
Pool SD1641, 4.50%, 09/01/2052	2,921,621	2,820,323
Pool SD2875, 5.00%, 05/01/2053	2,879,527	2,856,518
Pool SD3234, 2.50%, 12/01/2051	6,820,940	5,699,768
Pool SD3477, 6.50%, 08/01/2053	2,455,042	2,568,344

The accompanying notes are an integral part of these financial statements.

18

BROWN ADVISORY SUSTAINABLE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool SD7556, 3.00%, 08/01/2052	$1,786,451	$1,564,946
Series 4107, Class LI, 3.00%, 08/15/2027(b)	1,359,987	28,364
Series 4143, Class IA, 3.50%, 09/15/2042(b)	739,218	46,464
Federal National Mortgage Association
2.00%, 07/15/2055(c)	1,700,000	1,346,156
3.50%, 07/15/2055(c)	3,586,000	3,228,977
4.00%, 07/15/2055(c)	1,550,000	1,441,440
4.50%, 07/15/2055(c)	2,100,000	2,008,977
5.00%, 07/15/2055(c)	2,950,000	2,891,397
5.50%, 07/15/2055(c)	2,420,000	2,419,824
Pool BH7686, 4.50%, 12/01/2047	64,829	62,575
Pool BK5105, 5.50%, 05/01/2048	72,018	73,491
Pool BK8032, 5.50%, 06/01/2048	154,983	158,152
Pool BN4921, 5.50%, 01/01/2049	141,238	143,398
Pool BN4936, 5.50%, 12/01/2048	140,662	143,009
Pool BT7699, 4.00%, 09/01/2051	1,440,467	1,383,704
Pool BU3801, 2.00%, 12/01/2051	1,745,367	1,383,287
Pool BV4532, 3.50%, 03/01/2052	1,248,450	1,131,361
Pool CB2432, 3.00%, 12/01/2051	2,557,343	2,219,675
Pool CB2909, 3.50%, 02/01/2052	1,411,841	1,281,104
Pool DA0025, 6.00%, 09/01/2053	3,483,481	3,572,481
Pool DA4870, 6.50%, 01/01/2054	2,055,968	2,130,326
Pool FS0031, 2.50%, 10/01/2051	1,023,896	850,476
Pool FS0195, 2.50%, 01/01/2052	3,505,512	2,935,325
Pool FS0731, 2.00%, 02/01/2052	929,380	748,459
Pool FS1186, 3.50%, 01/01/2050	2,754,296	2,485,277
Pool FS1381, 3.00%, 03/01/2052	1,037,874	899,208
Pool FS1480, 2.50%, 11/01/2051	529,174	444,239
Pool FS4862, 2.50%, 10/01/2051	6,945,680	5,800,781
Pool FS5314, 2.00%, 05/01/2052	7,023,851	5,572,487

	Par	Value
Pool FS5458, 5.50%, 08/01/2053	$6,410,535	$6,416,400
Pool FS6744, 2.50%, 10/01/2051	5,939,657	5,014,214
Pool FS7086, 5.50%, 09/01/2053	4,842,748	4,860,406
Pool FS8791, 6.00%, 08/01/2054	5,791,588	5,906,300
Pool FS9155, 5.50%, 09/01/2054	2,254,701	2,267,859
Pool FS9366, 2.50%, 04/01/2052	2,048,616	1,707,821
Pool MA2897, 3.00%, 02/01/2037	344,765	327,252
Pool MA4565, 3.50%, 03/01/2052	2,032,050	1,837,684
Pool MB0291, 5.00%, 12/01/2054	2,909,729	2,854,283
Series 2012-65, Class HJ, 5.00%, 07/25/2040	136,043	138,776
Series 2021-95, Class WI, 2.05%, 02/25/2035(b)(d)	3,246,209	203,431
Ginnie Mae I Pool
Pool 723334, 5.00%, 09/15/2039	183,262	185,786
Pool 781950, 4.50%, 07/15/2035	377,491	371,839
Pool 783467, 4.00%, 10/15/2041	2,293,355	2,188,895
Ginnie Mae II Pool
Pool 784507, 4.00%, 12/20/2047	2,735,283	2,564,695
Pool MA2754, 3.50%, 04/20/2045	876,229	816,105
Pool MA6994, 2.00%, 11/20/2050	3,094,129	2,523,212
Pool MA7106, 2.00%, 01/20/2036	479,106	443,464
Pool MA7164, 2.00%, 02/20/2036	459,834	425,647
Pool MA7192, 2.00%, 02/20/2051	10,284,666	8,390,171
Pool MA7254, 2.00%, 03/20/2051	3,190,111	2,600,749
Pool MA7419, 3.00%, 06/20/2051	5,699,958	5,051,028
Pool MA7471, 2.00%, 07/20/2051	6,503,141	5,301,587
Pool MA7650, 3.00%, 10/20/2051	5,562,064	4,928,846
Pool MA7774, 6.00%, 11/20/2051	231,471	239,510
Pool MA8268, 4.50%, 09/20/2052	4,030,218	3,893,214
Pool MA8642, 2.50%, 02/20/2053	5,536,583	4,749,060

The accompanying notes are an integral part of these financial statements.

19

BROWN ADVISORY SUSTAINABLE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Government National Mortgage Association
4.00%, 07/15/2042(c)	$2,484,000	$2,309,953
Series 2017-167, Class SE, 1.77% (-1 x 1 mo. Term SOFR + 6.09%), 11/20/2047(b)(e)	1,623,170	225,081
Series 2021-125, Class UL, 1.50%, 07/20/2051	920,142	649,113
Series 2021-158, Class JD, 1.50%, 09/20/2051	1,343,418	845,525
Series 2021-160, Class DK, 2.00%, 09/20/2051	2,104,659	1,336,324
Series 2021-177, Class KD, 2.00%, 10/20/2051	1,383,690	921,557
Series 2022-9, Class CD, 2.00%, 01/20/2052	2,468,351	1,693,617
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $173,939,553)		169,566,134
U.S. TREASURY SECURITIES - 21.2%
United States Treasury Bond
3.88%, 02/15/2043	2,650,000	2,372,992
4.13%, 08/15/2053	6,000,000	5,361,328
4.75%, 05/15/2055	22,000,000	21,879,688
United States Treasury Note
4.88%, 04/30/2026	22,670,000	22,813,535
3.25%, 06/30/2027	2,800,000	2,775,281
3.75%, 08/15/2027	15,000,000	15,009,375
3.88%, 03/15/2028	1,000,000	1,004,961
3.50%, 04/30/2028	2,980,000	2,964,285
2.88%, 05/15/2028	13,560,000	13,259,667
4.25%, 06/30/2029	2,200,000	2,241,465
0.88%, 11/15/2030	5,565,000	4,774,813
4.50%, 11/15/2033	4,200,000	4,315,500
United States Treasury STRIP, 4.40%, 05/15/2043(f)	56,520,000	23,226,283
TOTAL U.S. TREASURY SECURITIES (Cost $124,776,989)		121,999,173
FOREIGN GOVERNMENT AGENCY ISSUES - 5.1%
European Investment Bank
0.75%, 10/26/2026	5,785,000	5,554,000
1.38%, 03/15/2027	24,655,000	23,675,459
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $29,560,215)		29,229,459

	Par	Value
ASSET-BACKED SECURITIES - 4.8%
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027	$525,319	$527,210
CNH Equipment Trust
Series 2021-C, Class B, 1.41%, 04/16/2029	2,650,000	2,592,634
Series 2023-B, Class A2, 5.90%, 02/16/2027	434,488	434,737
FHF Trust
Series 2024-1A, Class A2, 5.69%, 02/15/2030(a)	1,432,033	1,447,110
Series 2024-2A, Class A2, 5.89%, 06/15/2030(a)	1,429,380	1,447,033
Series 2024-3A, Class A2, 4.94%, 11/15/2030(a)	1,994,285	2,000,864
Ford Credit Auto Owner Trust
Series 2024-B, Class B, 5.23%, 05/15/2030	3,475,000	3,541,399
Series 2024-D, Class B, 4.88%, 09/15/2030	1,000,000	1,014,180
Hyundai Auto Receivables Trust, Series 2025-B, Class B, 4.72%, 07/15/2030	2,490,000	2,514,216
Kubota Credit Owner Trust
Series 2025-2A, Class A3, 4.42%, 09/17/2029(a)	1,615,000	1,617,896
Series 2025-2A, Class A4, 4.57%, 11/15/2030(a)	1,745,000	1,761,468
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A3, 4.88%, 03/15/2029	2,545,000	2,570,272
Verizon Master Trust, Series 2024-5, Class A, 5.00%, 06/21/2032(a)	5,859,000	6,018,433
TOTAL ASSET-BACKED SECURITIES (Cost $27,333,418)		27,487,452
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.6%
BX Trust
Series 2024-VLT4, Class A, 5.80% (1 mo. Term SOFR + 1.49%), 07/15/2029(a)	2,725,000	2,727,793
Series 2024-VLT5, Class A, 5.59%, 11/13/2046(a)(d)	3,430,000	3,474,504
Series 2025-VLT6, Class A, 5.75% (1 mo. Term SOFR + 1.44%), 03/15/2042(a)	2,780,000	2,782,491
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,973,961)		8,984,788

The accompanying notes are an integral part of these financial statements.

20

BROWN ADVISORY SUSTAINABLE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025(Continued)

	Par	Value
MUNICIPAL BONDS - 0.9%
California Health Facilities Financing Authority, 3.03%, 06/01/2034	$2,650,000	$2,305,997
City & County of Honolulu HI, 3.00%, 09/01/2027	100,000	98,223
City of Los Angeles CA Wastewater System Revenue, 3.49%, 06/01/2029	430,000	420,661
Colorado Health Facilities Authority, 3.36%, 12/01/2030 (Obligor: Covenant Living Cmn)	1,325,000	1,235,096
New York City Housing Development Corp., 2.71%, 08/01/2031	1,000,000	897,519
University of California, 2.99%, 05/15/2026	355,000	351,486
TOTAL MUNICIPAL BONDS (Cost $5,869,857)		5,308,982
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.1%
Federal Home Loan Mortgage Corp.
Series KW03, Class A2, 3.02%, 06/25/2027	300,000	293,933
Series Q007, Class APT1, 6.48%, 10/25/2047(d)	90,954	90,869
Series Q010, Class APT1, 7.74%, 04/25/2046(d)	83,823	84,164
Federal National Mortgage Association, Pool 467095, 5.90%, 01/01/2041	232,926	249,940
Government National Mortgage Association
Series 2014-135, Class IO, 0.41%, 01/16/2056(b)(d)	213,148	4,438
Series 2014-45, Class BI, 0.49%, 07/16/2054(b)(d)	339,658	3,049
Series 2015-172, Class IO, 0.59%, 03/16/2057(b)(d)	191,961	3,909
Series 2016-40, Class IO, 0.57%, 07/16/2057(b)(d)	372,556	7,676
Series 2016-56, Class IO, 0.96%, 11/16/2057(b)(d)	244,400	10,541
Series 2016-98, Class IO, 0.83%, 05/16/2058(b)(d)	405,542	17,118
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $851,064)		765,637

	Shares	Value
SHORT-TERM INVESTMENTS - 2.2%
Money Market Funds - 2.1%
First American Government Obligations Fund - Class Z, 4.21%(g)	12,026,912	$12,026,912
	Par
U.S. Treasury Bills - 0.1%
4.26%, 07/10/2025(h)	$800,000	799,163
TOTAL SHORT-TERM INVESTMENTS (Cost $12,826,069)		12,826,075
TOTAL INVESTMENTS - 102.6% (Cost $595,938,364)		$590,987,292
Liabilities in Excess of Other Assets - (2.6)%		(15,175,915)
TOTAL NET ASSETS - 100.0%		$575,811,377

Percentages are stated as a percent of net assets.
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	Interest only security.
(c)	To-be-announced security.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(e)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(f)	Zero-coupon bond. The rate shown is the effective yield as of March 31, 2025.
(g)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(h)	This security is pledged as collateral in connection with open futures contracts. The rate shown is the annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

21

BROWN ADVISORY SUSTAINABLE BOND FUND
SCHEDULE OF FUTURES CONTRACTS
June 30, 2025

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	80	09/30/2025	$16,573,899	$16,641,875	$67,976
U.S. Treasury 5 Year Note	481	09/30/2025	51,827,665	52,429,001	601,336
U.S. Treasury Long Bonds	6	09/19/2025	692,825	692,812	(13)
U.S. Treasury Ultra Bonds	3	09/19/2025	357,381	357,375	(6)
			$69,451,770	$70,121,063	$669,293

Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(106)	09/19/2025	$(11,648,171)	$(11,885,250)	$(237,079)
			$(11,648,171)	$(11,885,250)	$(237,079)
Total Unrealized Appreciation (Depreciation)					$432,214

There is no variation margin due to or from the Fund as of the date of this report.
The accompanying notes are an integral part of these financial statements.

22

Brown Advisory Maryland Bond Fund
Schedule of Investments
June 30, 2025

	Par	Value
MUNICIPAL BONDS - 97.3%
General Obligation Bonds - 19.3%
Anne Arundel County Maryland, 5.00%, 10/01/2033	$2,000,000	$2,040,941
Baltimore County Maryland, 4.00%, 03/01/2038	5,000,000	5,004,707
Frederick County Maryland
1.63%, 10/01/2035	7,295,000	5,595,927
2.00%, 10/01/2039	8,830,000	6,210,432
Hyattsville Maryland
5.00%, 01/01/2026	160,000	161,084
5.00%, 01/01/2027	170,000	173,811
5.00%, 01/01/2044	2,065,000	2,047,804
Maryland State, 3.00%, 06/01/2031	7,500,000	7,387,729
Montgomery County Maryland, 3.00%, 10/01/2034	3,370,000	3,136,746
		31,759,181
Revenue Bonds - 78.0%
Anne Arundel County Maryland, 4.25%, 07/01/2044	2,000,000	1,863,915
Austin Texas, 7.88%, 09/01/2026	475,000	476,790
Baltimore Maryland
5.00%, 06/15/2030	520,000	520,369
3.25%, 06/01/2031(a)	225,000	214,908
4.50%, 06/01/2033	1,455,000	1,462,668
5.00%, 06/15/2033	670,000	670,366
3.50%, 06/01/2039(a)	1,260,000	1,099,276
California Municipal Finance Authority, 5.00%, 11/01/2039(a)	1,750,000	1,638,960
Florida Development Finance Corp., 5.25%, 07/01/2047	3,435,000	3,447,486
Franklin County Ohio, 5.00%, 11/15/2034	1,550,000	1,550,247
Frederick County Maryland
5.00%, 07/01/2029	1,970,000	2,091,312
5.00%, 07/01/2030	1,380,000	1,476,769
3.75%, 07/01/2039	1,410,000	1,246,576
Gaithersburg Maryland
5.00%, 01/01/2028	1,000,000	1,019,728
5.00%, 01/01/2033	2,000,000	2,030,246
Lehigh County Pennsylvania, 3.02% (SIFMA Municipal Swap Index + 1.10%), 08/15/2038	2,550,000	2,515,761
Main Street Natural Gas, Inc., 4.64% (SOFR + 1.70%), 12/01/2053	5,500,000	5,529,469
Maryland Community Development Administration
1.50%, 09/01/2027	1,270,000	1,202,431
5.00%, 09/01/2030	1,245,000	1,314,364
5.00%, 09/01/2031	1,030,000	1,086,042
4.60%, 03/01/2042	3,930,000	3,931,984
2.41%, 07/01/2043	2,660,000	1,797,493

	Par	Value
Maryland Economic Development Corp.
5.00%, 07/01/2028	$1,000,000	$1,047,280
5.00%, 07/01/2029	750,000	794,167
5.00%, 06/01/2035	6,715,000	6,772,063
4.10%, 10/01/2036(b)	2,600,000	2,658,870
4.00%, 07/01/2040	1,500,000	1,373,535
4.50%, 07/01/2044	4,500,000	4,002,842
5.00%, 10/01/2050	5,000,000	4,958,067
Maryland Health & Higher Educational Facilities Authority
5.00%, 07/01/2026	420,000	420,463
5.00%, 08/15/2027	4,000,000	4,003,706
5.00%, 07/01/2029	2,000,000	2,076,595
5.00%, 08/15/2033	1,250,000	1,250,637
5.00%, 07/01/2034	1,955,000	1,956,149
2.00%, 04/01/2035(b)	2,000,000	2,000,000
5.00%, 01/01/2036	1,000,000	1,010,526
5.00%, 05/15/2037	5,000,000	5,003,113
5.00%, 07/01/2037	1,200,000	1,199,652
5.00%, 07/01/2038	1,500,000	1,525,761
5.00%, 05/15/2042	4,335,000	4,340,510
5.00%, 07/01/2043	1,310,000	1,312,477
5.00%, 07/01/2045(b)	4,000,000	4,093,201
Maryland Stadium Authority
4.00%, 06/01/2035	1,340,000	1,362,462
4.00%, 06/01/2037	1,000,000	1,005,812
5.00%, 05/01/2038	5,000,000	5,154,323
3.00%, 06/01/2041	4,460,000	3,432,907
Maryland State Department of Transportation
3.00%, 06/01/2026	5,000,000	5,000,095
5.00%, 08/01/2033	1,000,000	1,060,588
2.50%, 10/01/2033	1,395,000	1,255,340
2.13%, 10/01/2036	1,000,000	797,510
4.00%, 08/01/2038	1,150,000	1,090,067
5.00%, 08/01/2046	4,000,000	3,957,901
Metropolitan Washington DC Airports Authority Aviation Revenue, 5.00%, 10/01/2040	1,500,000	1,519,084
Miami-Dade County Florida Expressway Authority, 5.49% (1 mo. Term SOFR + 1.05%), 07/01/2032	5,000,000	5,043,944
New York Transportation Development Corp., 6.00%, 04/01/2035	3,000,000	3,265,103
Washington Suburban Sanitary Commission, 3.00%, 06/01/2047	5,600,000	4,099,950
		128,031,860
TOTAL MUNICIPAL BONDS (Cost $164,023,832)		159,791,041

The accompanying notes are an integral part of these financial statements.

23

Brown Advisory Maryland Bond Fund
Schedule of Investments
June 30, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 1.8%
Money Market Funds - 1.8%
First American Government Obligations Fund - Class Z, 4.21%(c)	2,977,259	$2,977,259
TOTAL SHORT-TERM INVESTMENTS (Cost $2,977,259)		2,977,259
TOTAL INVESTMENTS - 99.1% (Cost $167,001,091)		$162,768,300
Other Assets in Excess of Liabilities - 0.9%		1,515,559
TOTAL NET ASSETS - 100.0%		$164,283,859

Percentages are stated as a percent of net assets.
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2025.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

24

Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
June 30, 2025

	Par	Value
MUNICIPAL BONDS - 98.9%
Alabama - 8.5%
Black Belt Energy Gas District
2.27% (SIFMA Municipal Swap Index + 0.35%), 10/01/2052	$34,250,000	$33,810,237
4.00%, 10/01/2052(a)	14,500,000	14,538,554
Energy Southeast A Cooperative District, 5.25%, 07/01/2054(a)	5,500,000	5,886,840
Industrial Development Board of Mobile Alabama, 3.78%, 06/01/2034(a)	2,500,000	2,505,466
Madison Alabama, 3.00%, 02/01/2036	2,730,000	2,459,980
Southeast Energy Authority A Cooperative District
5.25%, 03/01/2055(a)	4,100,000	4,285,904
5.25%, 11/01/2055(a)	12,000,000	12,909,876
5.00%, 01/01/2056(a)	10,000,000	10,211,229
		86,608,086
Arizona - 2.7%
Chandler Industrial Development Authority, 4.00%, 06/01/2049(a)	7,000,000	6,986,702
Maricopa County Pollution Control Corp., 2.40%, 06/01/2035	12,555,000	10,043,156
Maricopa County Unified School District No 69 Paradise Valley, 3.00%, 07/01/2031	10,500,000	10,218,264
		27,248,122
Arkansas - 0.5%
Bentonville South Dakota School District No 6
2.13%, 06/01/2041	2,680,000	1,761,457
2.13%, 06/01/2042	2,750,000	1,750,582
2.13%, 06/01/2043	2,825,000	1,753,566
		5,265,605
California - 4.2%
California Community Choice Financing Authority
5.00%, 03/01/2029	4,280,000	4,516,739
2.37% (SIFMA Municipal Swap Index + 0.45%), 02/01/2052	10,000,000	9,396,560
California Earthquake Authority, 5.60%, 07/01/2027	15,275,000	15,441,919
Los Angeles California Department of Airports
4.00%, 05/15/2041	3,660,000	3,445,862
4.00%, 05/15/2042	7,950,000	7,365,498
San Diego California Tobacco Settlement Revenue Funding Corp., 4.00%, 06/01/2032	1,825,000	1,817,648
Temecula Valley California Unified School District, 3.00%, 08/01/2047	2,000,000	1,494,933
		43,479,159

	Par	Value
Colorado - 0.4%
Board of Governors of Colorado State University System, 4.00%, 03/01/2036	$3,255,000	$3,258,603
Park Creek Metropolitan District, 5.00%, 12/01/2034	1,000,000	1,004,627
		4,263,230
District of Columbia - 0.8%
District of Columbia, 5.00%, 07/15/2028	1,500,000	1,515,445
Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, 10/01/2032	2,660,000	2,692,162
Washington Convention & Sports Authority, 5.00%, 10/01/2029	3,565,000	3,700,545
		7,908,152
Florida - 8.2%
Florida Development Finance Corp., 5.25%, 07/01/2047	17,500,000	17,563,611
Miami-Dade County Florida Aviation Revenue
5.00%, 10/01/2031	3,500,000	3,773,098
5.00%, 10/01/2034	5,735,000	6,185,304
5.00%, 10/01/2038	10,000,000	10,000,191
Miami-Dade County Florida Expressway Authority
5.49% (1 mo. Term SOFR + 1.05%), 07/01/2026	2,715,000	2,721,987
5.49% (1 mo. Term SOFR + 1.05%), 07/01/2029	18,260,000	18,393,145
5.49% (1 mo. Term SOFR + 1.05%), 07/01/2032	9,260,000	9,341,383
5.00%, 07/01/2040	4,000,000	4,000,008
Tampa Bay Water, 3.38%, 10/01/2038	10,800,000	9,706,398
Tampa Florida
4.60%, 09/01/2039(b)	1,100,000	557,705
4.69%, 09/01/2041(b)	1,280,000	569,730
3.76%, 09/01/2045(b)	1,850,000	633,123
		83,445,683
Georgia - 5.1%
Bartow County Georgia Development Authority, 3.95%, 12/01/2032(a)	6,295,000	6,406,933
Clayton County Development Authority, 5.00%, 07/01/2032	12,000,000	11,966,713
Main Street Natural Gas, Inc.
4.64% (SOFR + 1.70%), 12/01/2053	28,500,000	28,652,703
5.00%, 12/01/2054(a)	5,000,000	5,286,877
		52,313,226

The accompanying notes are an integral part of these financial statements.

25

Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
June 30, 2025(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - 5.5%
Chicago Illinois Board of Education Dedicated Capital Improvement Tax
5.25%, 04/01/2036	$3,200,000	$3,427,645
5.25%, 04/01/2037	3,700,000	3,931,899
5.25%, 04/01/2039	2,250,000	2,351,171
5.25%, 04/01/2040	5,250,000	5,444,068
5.50%, 04/01/2042	1,000,000	1,037,427
Chicago Illinois Park District, 5.00%, 01/01/2044(e)	9,000,000	9,130,268
Du Page County Illinois, 3.00%, 05/15/2047	7,680,000	5,369,656
DuPage & Cook Counties Community Unit School District No 205 Elmhurst, 2.13%, 01/01/2040	1,600,000	1,099,836
Illinois Finance Authority
4.80%, 12/01/2043(a)(c)	3,000,000	3,039,539
4.13%, 12/01/2050(a)(c)	5,000,000	4,845,579
Illinois State
4.00%, 10/01/2033	1,700,000	1,689,472
6.73%, 04/01/2035	5,384,615	5,697,992
Metropolitan Pier & Exposition Authority, 5.64%, 12/15/2037(b)	15,365,000	8,750,222
		55,814,774
Indiana - 1.3%
Indiana Finance Authority, 5.00%, 10/01/2063(a)	12,000,000	13,070,525
Iowa - 0.6%
Des Moines Iowa
2.00%, 06/01/2039	4,635,000	3,235,948
1.88%, 06/01/2040	3,575,000	2,289,779
West Des Moines Iowa, 2.00%, 06/01/2040	1,280,000	846,819
		6,372,546
Kentucky - 3.1%
Kentucky Public Energy Authority
5.00%, 01/01/2055(a)	10,000,000	10,571,573
5.00%, 05/01/2055(a)	20,000,000	20,999,732
		31,571,305
Louisiana - 0.2%
Terrebonne Parish Louisiana, 3.19%, 04/01/2036(b)	3,045,000	1,942,030
Maine - 0.2%
Lewiston Maine
1.75%, 02/15/2038	1,270,000	865,445
1.75%, 02/15/2039	1,270,000	833,371
		1,698,816

	Par	Value
Maryland - 0.6%
Maryland Community Development Administration, 2.41%, 07/01/2043	$5,000,000	$3,378,747
Maryland Economic Development Corp., 4.38%, 07/01/2036	3,000,000	2,842,934
		6,221,681
Massachusetts - 1.8%
Commonwealth of Massachusetts
2.00%, 03/01/2037	2,250,000	1,742,236
4.00%, 10/01/2038	6,000,000	5,944,504
Massachusetts Housing Finance Agency, 4.00%, 12/01/2033	2,540,000	2,493,333
Milford Massachusetts, 2.00%, 12/01/2037	3,000,000	2,259,985
Waltham Massachusetts
2.13%, 10/15/2038	3,455,000	2,585,485
2.13%, 10/15/2039	4,455,000	3,239,684
		18,265,227
Minnesota - 0.7%
Osseo Independent School District No 279, 3.00%, 02/01/2028	6,900,000	6,856,982
Missouri - 1.3%
Cass County Missouri Reorganized School District No R-2
2.00%, 03/01/2039	3,375,000	2,379,682
2.00%, 03/01/2041	2,235,000	1,462,197
Industrial Development Authority of St Louis Missouri, 2.22%, 12/01/2038	4,722,720	3,505,666
St Charles County Francis Howell R-III School District, 3.00%, 03/01/2033	6,180,000	5,902,960
		13,250,505
Multi-State - 0.6%
FHLMC Multifamily VRD Certificates
2.63%, 08/15/2051(a)	2,440,606	2,423,030
2.63%, 08/15/2051(a)	3,538,879	3,456,157
		5,879,187
Nebraska - 2.5%
Central Plains Energy Project
5.00%, 05/01/2053(a)	7,670,000	8,012,544
5.13% (SOFR + 2.18%), 05/01/2053	10,000,000	10,346,400
Omaha Nebraska School District, 2.00%, 12/15/2039	8,010,000	5,636,165
Sarpy County Nebraska, 1.75%, 06/01/2036	2,710,000	2,044,425
		26,039,534

The accompanying notes are an integral part of these financial statements.

26

Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
June 30, 2025(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Nevada - 1.2%
Clark County Nevada, 2.10%, 06/01/2031	$6,460,000	$5,655,784
Henderson Nevada
2.00%, 06/01/2038	2,830,000	2,003,345
2.00%, 06/01/2039	1,585,000	1,090,186
Las Vegas Nevada Redevelopment Agency
5.00%, 06/15/2026	1,000,000	1,012,491
5.00%, 06/15/2028	2,280,000	2,307,972
		12,069,778
New Jersey - 3.3%
New Jersey Transportation Trust Fund Authority
4.33%, 12/15/2037(b)	5,050,000	3,023,308
4.88%, 12/15/2039(b)	16,355,000	8,638,518
5.25%, 06/15/2041	8,750,000	9,292,352
5.00%, 06/15/2042	3,500,000	3,608,656
Tobacco Settlement Financing Corp., 5.25%, 06/01/2046	5,000,000	5,034,660
West Windsor-Plainsboro Regional School District/NJ, 2.25%, 08/01/2033	4,570,000	3,983,385
		33,580,879
New Mexico - 1.3%
Farmington New Mexico, 1.80%, 04/01/2029	15,000,000	13,756,547
New York - 9.9%
Metropolitan Transportation Authority, 5.25%, 11/15/2031	11,540,000	11,593,218
Mount Vernon City School District, 3.00%, 08/15/2031	4,005,000	3,864,371
New York City New York, 5.00%, 08/01/2038	5,500,000	5,566,297
New York City Transitional Finance Authority Building Aid Revenue, 5.00%, 07/15/2031	2,720,000	2,721,896
New York Convention Center Development Corp.
5.00%, 11/15/2028	8,000,000	8,054,740
5.00%, 11/15/2029	5,000,000	5,032,017
New York Liberty Development Corp., 3.13%, 09/15/2050	13,735,000	9,866,228
New York Mortgage Agency Homeowner Mortgage Revenue
4.70%, 04/01/2036	1,745,000	1,733,905
4.65%, 10/01/2043	6,380,000	6,253,802
New York Transportation Development Corp.
5.00%, 07/01/2041	11,775,000	11,775,409
5.25%, 12/31/2054	6,700,000	6,710,352
Port Authority of New York & New Jersey, 4.00%, 09/01/2043	2,970,000	2,649,253

	Par	Value
Suffolk County Water Authority, 3.25%, 06/01/2042	$19,000,000	$15,651,250
TSASC, Inc.
5.00%, 06/01/2030	7,960,000	8,080,215
5.00%, 06/01/2031	1,070,000	1,085,174
		100,638,127
North Carolina - 2.5%
Cary North Carolina
1.75%, 09/01/2037	6,250,000	4,529,211
1.75%, 09/01/2038	6,250,000	4,359,314
North Carolina State, 3.00%, 05/01/2032	16,820,000	16,461,651
		25,350,176
Ohio - 2.7%
American Municipal Power, Inc.
4.00%, 02/15/2037	5,510,000	5,437,452
4.00%, 02/15/2038	5,940,000	5,713,740
Buckeye Ohio Tobacco Settlement Financing Authority, 4.00%, 06/01/2037	10,325,000	9,825,015
Columbus Ohio, 3.00%, 08/15/2030	4,325,000	4,240,710
Warren County Ohio, 5.00%, 05/15/2044	2,000,000	1,963,898
		27,180,815
Oregon - 0.3%
Seaside School District No 10, 5.40%, 06/15/2040(b)	6,825,000	3,273,009
Pennsylvania - 1.2%
Delaware Valley Regional Finance Authority, 2.32% (SIFMA Municipal Swap Index + 0.40%), 03/01/2057	3,000,000	2,986,797
Lehigh County Pennsylvania, 3.02% (SIFMA Municipal Swap Index + 1.10%), 08/15/2038	9,435,000	9,308,314
		12,295,111
Puerto Rico - 1.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.68%, 07/01/2031(b)	16,249,000	12,700,058
Rhode Island - 2.3%
Tobacco Settlement Financing Corp., 5.00%, 06/01/2035	23,310,000	23,320,233
South Carolina - 2.2%
Fort Mill School District No 4, 3.00%, 03/01/2029	6,500,000	6,474,803
South Carolina Public Service Authority, 5.00%, 12/01/2038	5,890,000	6,281,889
South Carolina State, 2.25%, 04/01/2029	9,680,000	9,328,595
		22,085,287

The accompanying notes are an integral part of these financial statements.

27

Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
June 30, 2025(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Tennessee - 1.9%
Knox Tennesee, 3.05%, 06/01/2035	$4,905,000	$4,561,621
Metropolitan Nashville Airport Authority, 5.00%, 07/01/2040	1,250,000	1,249,929
Oak Ridge Tennessee, 2.00%, 06/01/2032	1,865,000	1,641,329
Rutherford Tennessee, 3.00%, 04/01/2036	5,355,000	4,832,415
Tennergy Corp., 5.00%, 10/01/2054(a)	6,500,000	6,838,366
		19,123,660
Texas - 11.5%
Austin Texas, 7.88%, 09/01/2026	2,000,000	2,007,538
Clifton Higher Education Finance Corp., 5.00%, 02/15/2032	10,000,000	10,953,190
Del Valle Independent School District
2.00%, 06/15/2038	10,135,000	7,574,788
2.00%, 06/15/2039	3,085,000	2,235,807
Fort Worth Texas, 2.00%, 03/01/2039	6,475,000	4,533,511
Frisco Texas
2.00%, 02/15/2039	1,710,000	1,236,723
2.00%, 02/15/2040	1,745,000	1,208,770
Joshua Texas Independent School District, 3.00%, 08/15/2035	3,105,000	2,845,277
Lewisville Independent School District, 3.00%, 08/15/2028	8,635,000	8,618,919
Love Field Texas Airport Modernization Corp., 4.00%, 11/01/2036	17,720,000	17,354,070
San Marcos Texas, 2.00%, 08/15/2039	4,265,000	2,873,729
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054(a)	8,210,000	8,723,683
Texas Municipal Gas Acquisition and Supply Corp. II
2.47% (SIFMA Municipal Swap Index + 0.55%), 09/15/2027	5,315,000	5,281,669
3.71% (3 mo. Term SOFR + 0.86%), 09/15/2027	17,735,000	17,747,308
3.94% (3 mo. Term SOFR + 1.05%), 09/15/2027	10,020,000	10,055,619
Texas Municipal Power Agency
3.00%, 09/01/2035	1,630,000	1,475,345
3.00%, 09/01/2038	3,985,000	3,329,756
3.00%, 09/01/2040	3,780,000	3,046,167
Travis County Water Control & Improvement District No 10, 3.00%, 08/15/2041	5,035,000	3,895,173

	Par	Value
Willis Texas Independent School District
2.00%, 02/15/2038	$1,525,000	$1,130,394
2.00%, 02/15/2039	1,500,000	1,077,042
		117,204,478
Utah - 1.6%
Utah Housing Corp.
3.00%, 01/21/2052	5,018,367	4,364,046
4.50%, 06/21/2052	8,028,671	7,865,195
5.00%, 10/21/2052	4,261,094	4,271,549
		16,500,790
Vermont - 0.7%
Vermont Student Assistance Corp., 5.43% (30 day avg SOFR US + 1.00%), 06/02/2042	7,414,647	7,347,545
Virginia - 0.9%
Henrico County Virginia Economic Development Authority, 5.98%, 08/23/2027(a)	1,150,000	1,150,000
Newport News Virginia Economic Development Authority, 5.00%, 12/01/2031	3,375,000	3,387,145
Suffolk Virginia
1.88%, 02/01/2038	1,645,000	1,187,126
1.88%, 02/01/2040	1,385,000	926,320
Virginia Small Business Financing Authority, 4.00%, 12/01/2036	2,560,000	2,494,538
		9,145,129
West Virginia - 0.4%
Tobacco Settlement Finance Authority, 2.55%, 06/01/2029	4,505,000	4,186,584
Wisconsin - 5.0%
Neenah Joint School District, 2.00%, 03/01/2034	5,590,000	4,653,514
Oak Creek-Franklin Joint School District, 3.15%, 04/01/2028	5,140,000	5,138,325
Public Finance Authority
Series 2024-1, 4.00%, 08/01/2059(a)	13,485,105	13,503,883
Series 2024-2, 4.00%, 08/01/2059(a)	21,932,205	21,905,483
Wisconsin Housing & Economic Development Authority, 5.00%, 02/01/2058(a)	6,000,000	6,108,895
		51,310,100
TOTAL MUNICIPAL BONDS (Cost $1,010,037,882)		1,008,582,681

The accompanying notes are an integral part of these financial statements.

28

Brown Advisory Tax-Exempt Bond Fund
Schedule of Investments
June 30, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
First American Government Obligations Fund - Class Z, 4.21%(d)	27,798,454	$27,798,454
TOTAL SHORT-TERM INVESTMENTS (Cost $27,798,454)		27,798,454
TOTAL INVESTMENTS - 101.6% (Cost $1,037,836,336)		$1,036,381,135
Floating Rate Note Obligations - (0.6)%
Note with interest and fee rate of 2.57% as of the date of this report and contractual maturity of collateral of 01/01/2044(f)		(6,000,000)
Liabilities in Excess of Other Assets - (1.0)%		(10,439,987)
TOTAL NET ASSETS - 100.0%		$1,019,941,148

Percentages are stated as a percent of net assets.
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2025.

(b)	Zero-coupon bond. The rate shown is the effective yield as of June 30, 2025.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(e)	Underlying security related to Tender Option Bond (“TOB”) transaction entered into by the Fund.
(f)
Floating rate note obligations related to securities held. The interest and fee rate shown reflects the rates in effect as of the date of this report. As of the date of this report, the Fund’s investments with a value of $9,130,268 are held by TOB Trusts and serve as collateral for the $6,000,000 in the floating rate note obligations outstanding at that date.

The accompanying notes are an integral part of these financial statements.

29

Brown Advisory Tax-Exempt Sustainable Bond Fund
Schedule of Investments
June 30, 2025

	Par	Value
MUNICIPAL BONDS - 97.2%
Alaska - 0.3%
Alaska Housing Finance Corp., 4.60%, 12/01/2042	$890,000	$876,979
Arizona - 2.6%
Arizona Industrial Development Authority, 4.00%, 07/01/2041	1,920,000	1,702,446
Peoria Arizona, 2.00%, 07/15/2038	3,375,000	2,470,891
Pima County Unified School District No 20 Vail, 5.00%, 07/01/2036	3,280,000	3,323,890
		7,497,227
California - 17.0%
California Community Choice Financing Authority
5.00%, 09/01/2029	3,805,000	4,037,384
2.37% (SIFMA Municipal Swap Index + 0.45%), 02/01/2052	5,900,000	5,543,970
5.50%, 05/01/2054(a)	5,000,000	5,263,202
5.00%, 01/01/2056(a)	10,000,000	10,528,023
California Earthquake Authority, 5.60%, 07/01/2027	16,095,000	16,270,880
California Municipal Finance Authority
5.00%, 11/01/2029(b)	1,020,000	1,038,299
5.00%, 11/01/2049(b)	1,575,000	1,368,502
California School Finance Authority, 5.00%, 07/01/2037(b)	1,180,000	1,190,419
San Joaquin Valley Clean Energy Authority, 5.50%, 01/01/2056(a)	4,000,000	4,390,166
		49,630,845
Colorado - 4.1%
Adams & Arapahoe Colorado Joint School District 28J Aurora, 5.00%, 12/01/2031	3,000,000	3,075,433
Colorado Health Facilities Authority, 4.00%, 12/01/2040	3,500,000	3,202,809
Colorado Housing and Finance Authority, 5.75%, 11/01/2053	5,255,000	5,605,963
		11,884,205
District of Columbia - 0.9%
District of Columbia Housing Finance Agency, 5.00%, 12/01/2026(a)	2,500,000	2,516,819
Florida - 3.4%
Florida Development Finance Corp., 5.25%, 07/01/2047	5,500,000	5,519,992
Miami Beach Florida Health Facilities Authority, 5.00%, 11/15/2039	4,455,000	4,455,174
		9,975,166
Georgia - 1.8%
Cartersville Georgia, 2.00%, 10/01/2039	3,195,000	2,266,818
Decatur Housing Authority, 3.25%, 09/01/2028(a)	2,250,000	2,258,976

	Par	Value
Development Authority for Fulton County, 5.00%, 06/01/2029	$700,000	$757,348
		5,283,142
Illinois - 6.1%
Chicago Illinois Park District
4.00%, 01/01/2034	1,425,000	1,425,678
4.00%, 01/01/2036	1,000,000	978,473
4.00%, 01/01/2036	2,930,000	2,862,074
Du Page County Illinois, 3.00%, 05/15/2047	7,495,000	5,240,309
Illinois Finance Authority
4.80%, 12/01/2043(a)(b)	2,000,000	2,026,359
4.13%, 12/01/2050(a)(b)	2,500,000	2,422,789
Illinois Housing Development Authority, 4.85%, 10/01/2042	2,700,000	2,735,109
		17,690,791
Indiana - 3.3%
Indiana Housing & Community Development Authority, 5.00%, 10/01/2026(a)	4,452,000	4,461,254
Indianapolis Local Public Improvement Bond Bank, 5.00%, 02/01/2049	5,050,000	5,168,693
		9,629,947
Iowa - 2.4%
Bondurant-Farrar Iowa Community School District
2.00%, 06/01/2038	1,805,000	1,248,898
2.00%, 06/01/2039	2,555,000	1,698,522
Iowa Finance Authority, 3.88%, 01/01/2042(a)	4,000,000	3,996,405
		6,943,825
Louisiana - 0.8%
Louisiana Housing Corp., 5.00%, 11/01/2026(a)	2,300,000	2,312,082
Maine - 0.5%
Portland Maine General Airport Revenue, 4.00%, 01/01/2038	1,500,000	1,458,522
Maryland - 5.8%
Baltimore County Maryland
4.00%, 01/01/2039	1,000,000	942,231
4.00%, 01/01/2040	1,525,000	1,408,432
Maryland Community Development Administration, 2.41%, 07/01/2043	2,500,000	1,689,373
Maryland Economic Development Corp., 4.00%, 07/01/2040	1,275,000	1,167,505
Maryland Health & Higher Educational Facilities Authority
5.00%, 08/15/2038	10,000,000	10,002,478
2.60%, 07/01/2041(a)	1,800,000	1,800,000
		17,010,019

The accompanying notes are an integral part of these financial statements.

30

Brown Advisory Tax-Exempt Sustainable Bond Fund
Schedule of Investments
June 30, 2025(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Massachusetts - 0.3%
Massachusetts Development Finance Agency, 2.52% (SIFMA Municipal Swap Index + 0.60%), 07/01/2049(b)	$1,000,000	$999,386
Michigan - 0.3%
Wayne County Airport Authority, 5.75%, 12/01/2050	750,000	793,417
Missouri - 0.7%
Industrial Development Authority of St Louis Missouri, 2.22%, 12/01/2038	2,833,632	2,103,399
Montana - 0.3%
Montana Board of Housing, 4.90%, 12/01/2042	1,000,000	1,015,463
Nebraska - 0.8%
Nebraska Investment Finance Authority, 4.35%, 09/01/2043	2,500,000	2,363,669
New Hampshire - 0.6%
New Hampshire Housing Finance Authority, 4.65%, 07/01/2047	1,800,000	1,752,243
New Jersey - 3.0%
New Jersey Economic Development Authority, 3.17% (SIFMA Municipal Swap Index + 1.25%), 09/01/2025	6,910,000	6,908,671
New Jersey Housing & Mortgage Finance Agency, 1.60%, 10/01/2026	1,765,000	1,711,264
		8,619,935
New York - 10.5%
Buffalo New York Sewer Authority, 4.00%, 06/15/2051	750,000	656,120
Build NYC Resource Corp., 5.00%, 09/01/2030	1,200,000	1,294,224
Metropolitan Transportation Authority, 5.00%, 11/15/2030	1,885,000	1,929,453
New York City Municipal Water Finance Authority, 2.65%, 06/15/2033(a)	1,240,000	1,240,000
New York City New York Housing Development Corp., 2.60%, 11/01/2034	1,970,000	1,729,695
New York Liberty Development Corp., 3.13%, 09/15/2050	11,000,000	7,901,603
New York Mortgage Agency Homeowner Mortgage Revenue, 4.65%, 10/01/2043	3,000,000	2,940,659
New York State Dormitory Authority
5.25%, 05/01/2040	1,205,000	1,239,682
5.50%, 05/01/2049	750,000	755,467

	Par	Value
New York State Housing Finance Agency, 1.65%, 05/15/2039	$1,190,546	$954,714
New York Transportation Development Corp.
5.00%, 07/01/2041	5,000,000	5,000,173
5.25%, 12/31/2054	5,000,000	5,007,726
		30,649,516
North Carolina - 1.6%
North Carolina Housing Finance Agency, 3.20%, 07/01/2056(a)	4,700,000	4,699,772
North Dakota - 1.9%
North Dakota Housing Finance Agency, 4.60%, 07/01/2043	5,660,000	5,517,027
Ohio - 0.4%
American Municipal Power, Inc., 5.00%, 02/15/2036	1,000,000	1,040,943
Pennsylvania - 3.2%
Allegheny County Pennsylvania Hospital Development Authority, 2.50% (SIFMA Municipal Swap Index + 0.58%), 11/15/2026	1,750,000	1,734,581
Lancaster County Pennsylvania Hospital Authority, 5.00%, 08/15/2042	2,380,000	2,383,951
Lancaster Municipal Authority, 5.00%, 05/01/2044	1,200,000	1,198,900
Lehigh County Pennsylvania, 3.02% (SIFMA Municipal Swap Index + 1.10%), 08/15/2038	4,145,000	4,089,344
		9,406,776
Rhode Island - 1.1%
Rhode Island Housing & Mortgage Finance Corp., 3.60%, 10/01/2054(a)	3,300,000	3,308,078
South Carolina - 2.3%
York County South Carolina Fort Mill School District No. 4
1.88%, 03/01/2037	4,585,000	3,450,018
1.88%, 03/01/2038	4,675,000	3,391,056
		6,841,074
Tennessee - 2.1%
Health Educational and Housing Facility Board of Memphis Tennessee, 5.00%, 07/01/2027(a)	6,000,000	6,111,085
Texas - 8.3%
Arlington Higher Education Finance Corp.
5.00%, 06/15/2039	225,000	239,016
4.00%, 06/15/2044	400,000	366,204
4.00%, 06/15/2049	270,000	234,459
4.13%, 06/15/2054	460,000	402,634

The accompanying notes are an integral part of these financial statements.

31

Brown Advisory Tax-Exempt Sustainable Bond Fund
Schedule of Investments
June 30, 2025(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Texas - (Continued)
Austin Texas
7.88%, 09/01/2026	$1,100,000	$1,104,146
4.25%, 11/01/2032(b)	470,000	461,101
5.00%, 11/01/2044(b)	1,126,000	1,055,644
5.25%, 11/01/2053(b)	750,000	697,754
Clifton Higher Education Finance Corp., 5.00%, 02/15/2036	5,000,000	5,390,749
Clifton Texas Higher Education Finance Corp., 4.00%, 04/01/2040	2,450,000	2,316,395
Houston Texas Combined Utility System Revenue, 2.35% (SIFMA Municipal Swap Index + 0.01%), 05/15/2034	2,000,000	2,000,000
Kilgore Independent School District, 2.00%, 02/15/2052(a)	2,470,000	2,465,359
Northside Independent School District, 3.55%, 06/01/2050(a)	7,500,000	7,562,315
		24,295,776
Utah - 3.3%
Utah Housing Corp.
3.63%, 02/01/2026	1,957,000	1,960,895
3.00%, 01/21/2052	1,672,789	1,454,682
4.50%, 06/21/2052	4,014,567	3,932,824
5.00%, 10/21/2052	2,130,547	2,135,774
		9,484,175
Virginia - 1.8%
City of Harrisonburg VA, 1.88%, 07/15/2038	4,150,000	2,919,866
Virginia Small Business Financing Authority, 4.00%, 01/01/2036	2,250,000	2,205,299
		5,125,165
Wisconsin - 5.7%
Calumet County Wisconsin
1.75%, 12/01/2037	1,035,000	702,600
1.88%, 12/01/2038	1,320,000	873,394
1.88%, 12/01/2039	2,650,000	1,680,228
New Glarus School District, 2.00%, 04/01/2039	1,510,000	1,029,411
Public Finance Authority
5.00%, 06/01/2030	750,000	780,917
5.00%, 06/01/2035	1,100,000	1,143,065
4.00%, 08/01/2059	3,719,745	3,724,925
Westosha Wisconsin Central High School District
2.00%, 03/01/2038	1,000,000	714,895
2.00%, 03/01/2039	1,500,000	1,028,456

	Par	Value
Wisconsin Housing & Economic Development Authority, 5.00%, 02/01/2058(a)	$5,000,000	$5,090,746
		16,768,637
TOTAL MUNICIPAL BONDS (Cost $291,315,590)		283,605,105
	Shares
SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
First American Government Obligations Fund - Class Z, 4.21%(c)	7,986,029	7,986,029
TOTAL SHORT-TERM INVESTMENTS (Cost $7,986,029)		7,986,029
TOTAL INVESTMENTS - 99.9% (Cost $299,301,619)		$291,591,134
Other Assets in Excess of Liabilities - 0.1%		155,306
TOTAL NET ASSETS - 100.0%		$291,746,440

Percentages are stated as a percent of net assets.
SIFMA - Securities Industry and Financial Markets Association
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2025.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

32

Brown Advisory Mortgage Securities Fund
Schedule of Investments
June 30, 2025

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 98.2%
Fannie Mae Grantor Trust, Series 2017-T1, Class A, 2.90%, 06/25/2027	$1,981,531	$1,928,333
Fannie Mae Whole Loan
Series 2003-W10, Class 3A5, 4.30%, 06/25/2043	4,796	4,508
Series 2003-W12, Class 1A8, 4.55%, 06/25/2043	7,647	7,673
Series 2003-W12, Class 1A9, 4.48%, 06/25/2043	1,275	1,277
Series 2003-W12, Class 2A6, 5.00%, 06/25/2043	5,168	5,142
Series 2003-W12, Class 2A7, 4.68%, 06/25/2043	4,430	4,322
Federal Home Loan Mortgage Corp.
Pool 1G2249, 6.78% (RFUCCT1Y + 1.78%), 10/01/2037	32,576	33,280
Pool 1H1348, 7.17% (1 yr. CMT Rate + 2.14%), 10/01/2036	9,934	10,288
Pool 1J0204, 6.65% (RFUCCT1Y + 1.75%), 05/01/2035	13,365	13,642
Pool 1J1681, 6.73% (RFUCCT1Y + 1.98%), 06/01/2037	16,200	16,645
Pool 1L1263, 6.50% (1 yr. CMT Rate + 2.25%), 03/01/2036	12,235	12,633
Pool 847727, 6.49% (RFUCCT1Y + 1.74%), 02/01/2037	2,814	2,858
Pool A14256, 5.50%, 10/01/2033	28,319	29,061
Pool A46629, 5.00%, 08/01/2035	28,208	28,683
Pool B31891, 5.38%, 01/01/2037	57,790	59,516
Pool B31900, 5.38%, 02/01/2037	74,760	76,848
Pool B31934, 5.38%, 04/01/2037	37,055	38,076
Pool B31976, 5.10%, 05/01/2037	75,184	76,550
Pool C03427, 5.50%, 10/01/2039	216,267	222,008
Pool C53878, 5.50%, 12/01/2030	29,595	30,277
Pool C66421, 6.50%, 02/01/2032	39,414	40,756
Pool C91366, 4.50%, 04/01/2031	63,507	63,841
Pool C91826, 3.00%, 05/01/2035	283,035	269,116
Pool G04540, 6.00%, 08/01/2038	89,259	93,734
Pool G04655, 6.00%, 08/01/2038	78,986	82,947
Pool G08348, 5.00%, 06/01/2039	46,674	47,343

	Par	Value
Pool G08828, 5.50%, 04/01/2048	$72,090	$73,697
Pool G20028, 7.50%, 12/01/2036	53,150	54,661
Pool G30932, 4.50%, 03/01/2034	74,102	74,569
Pool G31063, 3.50%, 11/01/2037	479,488	463,561
Pool K93349, 4.00%, 11/01/2035	196,983	193,308
Pool K93365, 3.50%, 11/01/2035	147,148	143,109
Pool N30530, 5.50%, 01/01/2029	23,470	23,645
Pool N70071, 6.00%, 06/01/2035	85,154	86,043
Pool N70078, 5.50%, 01/01/2033	119,674	120,623
Pool N70082, 6.00%, 07/01/2038	251,424	256,741
Pool QC5310, 3.00%, 08/01/2051	1,338,898	1,169,093
Pool QD1254, 2.00%, 11/01/2051	2,398,788	1,902,952
Pool QD9382, 4.00%, 04/01/2052	2,590,374	2,415,465
Pool QD9775, 4.00%, 04/01/2052	2,493,856	2,324,938
Pool QE0380, 2.50%, 04/01/2052	832,962	698,921
Pool QE0622, 2.00%, 04/01/2052	494,417	397,577
Pool QE0898, 4.50%, 04/01/2052	2,516,880	2,413,500
Pool QE2358, 3.50%, 05/01/2052	2,889,291	2,604,000
Pool QF0493, 5.50%, 09/01/2052	2,021,503	2,034,306
Pool QF0773, 5.50%, 09/01/2052	2,524,821	2,540,724
Pool RA5286, 2.50%, 05/01/2051	3,448,099	2,863,235
Pool RA5971, 3.00%, 09/01/2051	3,240,791	2,852,590
Pool RA6766, 2.50%, 02/01/2052	1,641,938	1,379,225
Pool RA6966, 2.00%, 03/01/2052	3,330,957	2,672,591
Pool RA7935, 5.00%, 09/01/2052	2,493,297	2,464,891
Pool RA9851, 6.00%, 09/01/2053	1,362,295	1,398,142
Pool RC2401, 2.00%, 01/01/2037	2,847,404	2,624,551
Pool SB0531, 2.50%, 06/01/2036	2,704,163	2,544,909

The accompanying notes are an integral part of these financial statements.

33

Brown Advisory Mortgage Securities Fund
Schedule of Investments
June 30, 2025(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool SB1179, 5.50%, 05/01/2039	$1,970,113	$2,015,486
Pool SD0846, 2.50%, 02/01/2052	2,703,538	2,259,805
Pool SD1641, 4.50%, 09/01/2052	1,420,232	1,370,990
Pool SD1846, 4.50%, 10/01/2052	2,907,525	2,790,194
Pool SD3234, 2.50%, 12/01/2051	3,197,316	2,671,766
Pool SD3475, 5.50%, 08/01/2053	2,610,134	2,634,079
Pool SD3477, 6.50%, 08/01/2053	1,211,475	1,267,386
Pool SD3840, 5.50%, 09/01/2053	1,054,383	1,062,804
Pool SD4697, 6.00%, 02/01/2054	3,672,820	3,765,994
Pool SD5573, 3.00%, 08/01/2052	3,004,887	2,645,473
Pool SD7556, 3.00%, 08/01/2052	557,508	488,381
Pool SD8196, 3.50%, 02/01/2052	4,128,808	3,737,766
Pool SD8315, 5.00%, 04/01/2053	959,559	945,162
Pool SL0655, 6.00%, 03/01/2055	2,043,091	2,080,785
Pool T30346, 5.38%, 10/01/2037	64,357	65,884
Pool U30653, 5.13%, 07/01/2037	43,517	44,676
Pool U30681, 5.10%, 09/01/2037	179,237	182,492
Pool U30800, 5.10%, 11/01/2037	63,532	64,795
Pool U31874, 5.38%, 04/01/2038	118,279	121,062
Series 1843, Class Z, 7.00%, 04/15/2026	16	16
Series 2517, Class Z, 5.50%, 10/15/2032	24,708	25,450
Series 2890, Class ZA, 5.00%, 11/15/2034	119,856	122,350
Series 2907, Class VZ, 4.50%, 05/15/2034	427,616	429,559
Series 3150, Class DZ, 5.50%, 05/15/2036	242,244	252,866
Series 3294, Class CB, 5.50%, 03/15/2037	148,736	156,301
Series 366, Class IO, 4.00%, 08/15/2049(a)	644,699	102,526
Series 4121, Class DH, 2.00%, 10/15/2042	762,101	537,224

	Par	Value
Series 4888, Class AC, 3.50%, 01/15/2049	$567,117	$522,335
Series 4891, Class PA, 3.50%, 07/15/2048	76,995	75,533
Series 5080, Class PB, 1.25%, 03/25/2050	1,777,533	1,383,420
Series 5083, Class UB, 1.25%, 03/25/2051	2,336,680	1,726,902
Federal National Mortgage Association
2.00%, 07/15/2055(b)	21,445,000	16,981,359
2.50%, 07/15/2055(b)	9,145,000	7,583,794
3.50%, 07/15/2055(b)	2,044,000	1,840,499
4.00%, 07/15/2055(b)	1,600,000	1,487,938
4.50%, 07/15/2055(b)	750,000	717,492
5.00%, 07/15/2055(b)	1,350,000	1,323,182
5.50%, 07/15/2055(b)	2,875,000	2,874,791
6.00%, 07/15/2055(b)	1,560,000	1,585,395
Pool 257203, 5.00%, 05/01/2028	160,132	160,745
Pool 356232, 6.50%, 01/01/2026	2,978	3,076
Pool 356329, 6.90% (1 yr. CMT Rate + 2.65%), 01/01/2027	13,847	13,901
Pool 363850, 6.38% (1 yr. CMT Rate + 2.13%), 04/01/2027	5,633	5,639
Pool 520478, 6.66% (1 yr. CMT Rate + 2.16%), 11/01/2029	6,117	6,158
Pool 628837, 6.50%, 03/01/2032	6,216	6,422
Pool 640225, 6.40% (1 yr. CMT Rate + 2.27%), 04/01/2032	10,258	10,489
Pool 642122, 6.40% (1 yr. CMT Rate + 2.27%), 03/01/2032	6,437	6,548
Pool 656181, 6.38% (1 yr. CMT Rate + 2.16%), 08/01/2031	21,270	21,513
Pool 662138, 7.43% (1 yr. CMT Rate + 2.30%), 09/01/2032	26,460	27,115
Pool 723313, 7.67% (1 yr. CMT Rate + 2.54%), 09/01/2031	23,400	23,917
Pool 741373, 6.78% (1 yr. CMT Rate + 2.28%), 12/01/2033	12,960	13,305
Pool 744805, 6.14% (RFUCCT6M + 1.52%), 11/01/2033	1,441	1,447
Pool 745626, 6.59% (1 yr. CMT Rate + 2.14%), 05/01/2036	14,850	15,208
Pool 745818, 6.50%, 09/01/2036	51,270	53,355
Pool 751498, 6.34% (1 yr. CMT Rate + 2.22%), 11/01/2033	4,707	4,820
Pool 764342, 6.15% (RFUCCT6M + 1.52%), 02/01/2034	20,294	20,524
Pool 774969, 6.53% (1 yr. CMT Rate + 2.28%), 04/01/2034	21,648	22,253
Pool 783554, 7.34% (1 yr. CMT Rate + 2.21%), 07/01/2034	87,144	89,563

The accompanying notes are an integral part of these financial statements.

34

Brown Advisory Mortgage Securities Fund
Schedule of Investments
June 30, 2025(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool 819649, 6.52% (RFUCCT1Y + 1.52%), 03/01/2035	$2,440	$2,478
Pool 836715, 6.64% (RFUCCT1Y + 1.77%), 10/01/2035	41,621	42,561
Pool 837329, 7.17% (1 yr. CMT Rate + 2.04%), 09/01/2035	17,618	17,949
Pool 842006, 4.25%, 10/01/2035	80,103	78,823
Pool 850232, 4.25%, 12/01/2035	139,515	138,186
Pool 865849, 6.60% (RFUCCT1Y + 1.60%), 03/01/2036	7,612	7,754
Pool 868568, 6.73% (RFUCCT1Y + 1.78%), 04/01/2036	6,421	6,567
Pool 877009, 7.62% (RFUCCT1Y + 2.38%), 03/01/2036	5,536	5,730
Pool 882017, 6.19% (RFUCCT6M + 1.56%), 05/01/2036	30,277	30,451
Pool 886163, 7.58% (RFUCCT1Y + 1.83%), 07/01/2036	13,858	14,197
Pool 889829, 5.00%, 07/01/2035	24,289	24,493
Pool 896838, 5.45%, 07/01/2036	185,178	186,604
Pool 922680, 7.10% (RFUCCT1Y + 1.91%), 11/01/2035	10,513	10,818
Pool 930507, 6.50%, 02/01/2039	74,414	77,402
Pool 941050, 7.45% (RFUCCT1Y + 1.70%), 08/01/2037	21,794	22,152
Pool 950382, 5.80% (RFUCCT6M + 1.13%), 08/01/2037	27,576	28,068
Pool 952835, 7.37% (1 yr. CMT Rate + 2.32%), 09/01/2037	23,671	24,358
Pool 955233, 6.50%, 12/01/2037	57,606	60,922
Pool 995521, 6.82% (RFUCCT1Y + 1.82%), 05/01/2037	15,645	15,998
Pool AB0577, 4.00%, 03/01/2036	144,819	139,826
Pool AD0100, 7.00%, 12/01/2038	145,415	154,511
Pool AD0427, 5.50%, 10/01/2039	116,106	119,044
Pool AD0941, 5.50%, 04/01/2040	162,962	167,085
Pool AI4717, 4.50%, 07/01/2031	697,937	697,817
Pool AL0407, 6.50%, 04/01/2039	136,601	141,987
Pool AL0898, 5.00%, 02/01/2031	34,687	35,067
Pool AL7654, 3.00%, 09/01/2035	311,494	295,062
Pool AS1429, 4.00%, 12/01/2043	135,061	130,170

	Par	Value
Pool AS2249, 4.00%, 04/01/2039	$1,092,274	$1,058,727
Pool AV7739, 4.00%, 01/01/2044	215,243	207,338
Pool AW6485, 4.00%, 06/01/2044	76,888	73,370
Pool AW9534, 4.00%, 03/01/2045	254,560	240,279
Pool AY0382, 4.00%, 11/01/2044	151,267	148,910
Pool AZ4154, 4.00%, 06/01/2045	61,823	59,054
Pool AZ7828, 4.00%, 08/01/2045	793,946	753,988
Pool BA3674, 4.50%, 10/01/2045	473,248	463,368
Pool BC1738, 4.50%, 09/01/2043	201,023	200,738
Pool BC6366, 4.50%, 02/01/2046	300,523	294,624
Pool BD1241, 4.50%, 05/01/2046	122,283	119,352
Pool BD5189, 4.50%, 07/01/2046	416,151	406,699
Pool BD8599, 4.50%, 11/01/2046	159,504	156,342
Pool BH7686, 4.50%, 12/01/2047	193,657	186,924
Pool BJ8287, 4.50%, 01/01/2048	134,181	130,827
Pool BK5105, 5.50%, 05/01/2048	176,588	180,198
Pool BK8032, 5.50%, 06/01/2048	274,452	280,063
Pool BN4921, 5.50%, 01/01/2049	101,653	103,208
Pool BN4936, 5.50%, 12/01/2048	175,782	178,715
Pool BP5419, 3.00%, 05/01/2050	1,870,438	1,658,897
Pool BQ3248, 2.00%, 11/01/2050	2,486,935	1,981,435
Pool BQ6307, 2.00%, 11/01/2050	1,185,347	944,404
Pool BR5634, 2.00%, 03/01/2051	735,494	590,254
Pool BU3801, 2.00%, 12/01/2051	2,313,626	1,833,659
Pool BV4128, 2.00%, 03/01/2052	3,422,499	2,712,910
Pool BV4532, 3.50%, 03/01/2052	1,827,315	1,655,935
Pool BW0025, 4.00%, 07/01/2052	647,958	606,738
Pool BY4776, 5.00%, 07/01/2053	1,915,937	1,882,365

The accompanying notes are an integral part of these financial statements.

35

Brown Advisory Mortgage Securities Fund
Schedule of Investments
June 30, 2025(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Pool CB2088, 2.50%, 11/01/2051	$1,554,497	$1,293,867
Pool CB2539, 2.50%, 01/01/2052	2,636,770	2,210,006
Pool CB2548, 2.50%, 01/01/2052	2,686,379	2,249,298
Pool CB2789, 2.00%, 02/01/2052	3,394,102	2,693,245
Pool CB2909, 3.50%, 02/01/2052	2,117,761	1,921,656
Pool CB3103, 2.50%, 03/01/2052	3,453,486	2,914,810
Pool CB3853, 4.00%, 06/01/2052	1,520,879	1,429,713
Pool CB8316, 5.00%, 04/01/2054	2,877,846	2,843,540
Pool CB8494, 6.00%, 05/01/2054	1,362,401	1,389,019
Pool DA0025, 6.00%, 09/01/2053	1,697,807	1,741,184
Pool DA4870, 6.50%, 01/01/2054	2,360,556	2,445,930
Pool FA0345, 5.50%, 02/01/2055	2,755,829	2,771,917
Pool FM8754, 3.00%, 09/01/2051	3,327,650	2,891,838
Pool FM9097, 2.00%, 11/01/2051	1,802,558	1,446,599
Pool FM9501, 2.50%, 11/01/2051	1,642,747	1,380,040
Pool FM9760, 3.50%, 11/01/2051	3,332,301	3,024,946
Pool FM9973, 3.00%, 08/01/2051	2,336,108	2,048,632
Pool FS0031, 2.50%, 10/01/2051	2,784,242	2,312,669
Pool FS0348, 2.00%, 01/01/2052	3,631,839	2,922,177
Pool FS0731, 2.00%, 02/01/2052	929,380	748,459
Pool FS0832, 3.50%, 03/01/2052	2,465,276	2,237,889
Pool FS0922, 3.50%, 03/01/2052	1,301,635	1,173,242
Pool FS0945, 4.00%, 03/01/2052	3,188,857	2,973,358
Pool FS1186, 3.50%, 01/01/2050	1,411,510	1,273,644
Pool FS1381, 3.00%, 03/01/2052	1,967,968	1,705,037
Pool FS1480, 2.50%, 11/01/2051	388,246	325,931
Pool FS1521, 3.00%, 04/01/2052	3,107,821	2,732,921

	Par	Value
Pool FS2805, 2.50%, 09/01/2052	$1,123,133	$933,557
Pool FS3166, 3.00%, 06/01/2052	2,445,144	2,156,569
Pool FS3607, 2.50%, 02/01/2037	2,525,847	2,365,793
Pool FS4862, 2.50%, 10/01/2051	3,253,040	2,716,822
Pool FS5126, 2.50%, 05/01/2051	1,524,918	1,266,074
Pool FS5314, 2.00%, 05/01/2052	3,444,819	2,733,003
Pool FS5458, 5.50%, 08/01/2053	2,838,951	2,841,548
Pool FS6744, 2.50%, 10/01/2051	3,030,592	2,558,403
Pool FS7086, 5.50%, 09/01/2053	2,655,440	2,665,123
Pool FS7269, 4.00%, 07/01/2050	1,369,503	1,300,677
Pool FS7276, 5.00%, 09/01/2053	2,615,654	2,581,165
Pool FS7518, 6.00%, 03/01/2053	1,789,840	1,839,634
Pool FS7553, 2.50%, 06/01/2037	1,459,270	1,364,817
Pool FS7622, 5.50%, 04/01/2054	1,399,717	1,411,493
Pool FS7744, 6.50%, 04/01/2054	1,230,432	1,289,682
Pool FS8791, 6.00%, 08/01/2054	2,606,214	2,657,835
Pool FS9155, 5.50%, 09/01/2054	1,409,188	1,417,412
Pool FS9366, 2.50%, 04/01/2052	1,066,820	889,351
Pool MA3208, 4.50%, 10/01/2037	1,200,087	1,214,711
Pool MA4208, 2.00%, 12/01/2050	875,076	698,570
Pool MA4492, 2.00%, 12/01/2051	1,039,813	826,327
Pool MA4565, 3.50%, 03/01/2052	1,596,611	1,443,894
Pool MB0291, 5.00%, 12/01/2054	2,814,328	2,760,699
Series 2001-80, Class Z, 6.00%, 01/25/2032	47,582	48,038
Series 2003-71, Class MB, 5.50%, 08/25/2033	184,701	191,205
Series 2005-110, Class GL, 5.50%, 12/25/2035	431,180	450,470
Series 2006-112, Class QC, 5.50%, 11/25/2036	621,743	648,279
Series 2006-21, Class Z, 5.50%, 04/25/2036	192,746	200,451

The accompanying notes are an integral part of these financial statements.

36

Brown Advisory Mortgage Securities Fund
Schedule of Investments
June 30, 2025(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2007-22, Class A, 5.50%, 03/25/2037	$271,394	$279,305
Series 2008-2, Class PH, 5.50%, 02/25/2038	360,327	366,618
Series 2009-20, Class DS, 2.98% (-1 x 30 day avg SOFR US + 7.29%), 04/25/2039(a)(c)	437,789	61,399
Series 2012-10, Class UF, 4.97% (30 day avg SOFR US + 0.66%), 02/25/2042	42,219	41,891
Series 2012-139, Class HI, 2.50%, 12/25/2027(a)	201,219	3,730
Series 2012-27, Class PI, 4.50%, 02/25/2042(a)	343,398	22,454
Series 2012-65, Class HJ, 5.00%, 07/25/2040	680,217	693,880
Series 2013-15, Class QI, 3.00%, 03/25/2028(a)	16,027	405
Series 2013-34, Class IG, 3.00%, 05/25/2042(a)	217,954	17,202
Series 2014-8, Class IQ, 4.00%, 03/25/2034(a)	827,657	80,259
Series 2015-40, Class LI, 4.50%, 03/25/2045(a)	267,138	44,680
Series 2018-86, Class JA, 4.00%, 05/25/2047	97,075	96,337
Series 2019-37, Class IM, 5.00%, 07/25/2049(a)	700,153	130,291
Series 2021-95, Class WI, 2.05%, 02/25/2035(a)(d)	4,173,696	261,555
Ginnie Mae I Pool
Pool 589694, 4.50%, 08/15/2029	461,524	461,216
Pool 623145, 5.50%, 10/15/2028	76,927	78,967
Pool 728157, 3.75%, 11/15/2029	15,458	15,261
Pool 784315, 6.00%, 06/15/2036	13,286	13,576
Ginnie Mae II Pool
Pool 3160, 6.00%, 11/20/2031	166,031	172,589
Pool 3489, 6.00%, 12/20/2033	244,931	253,234
Pool 4194, 5.50%, 07/20/2038	89,372	91,413
Pool 770225, 4.25%, 08/20/2031	151,126	150,859
Pool 770226, 4.75%, 09/20/2036	171,643	169,192
Pool 782173, 5.50%, 05/20/2035	130,463	133,336
Pool AC0521, 5.50%, 05/20/2042	431,105	440,751
Pool BM9287, 4.00%, 08/20/2049	824,652	770,660
Pool BT1891, 2.50%, 12/20/2050	970,031	809,560

	Par	Value
Pool CJ2171, 4.00%, 05/20/2052	$1,487,851	$1,430,803
Pool MA6598, 2.50%, 04/20/2050	1,023,940	873,593
Pool MA6656, 3.00%, 05/20/2050	2,450,635	2,177,606
Pool MA6994, 2.00%, 11/20/2050	1,512,883	1,233,732
Pool MA7051, 2.00%, 12/20/2050	3,154,561	2,571,777
Pool MA7106, 2.00%, 01/20/2036	479,106	443,464
Pool MA7164, 2.00%, 02/20/2036	459,834	425,647
Pool MA7192, 2.00%, 02/20/2051	3,135,569	2,557,979
Pool MA7254, 2.00%, 03/20/2051	3,253,913	2,652,764
Pool MA7312, 2.50%, 04/20/2051	3,045,105	2,590,943
Pool MA7419, 3.00%, 06/20/2051	2,849,979	2,525,514
Pool MA7471, 2.00%, 07/20/2051	3,188,637	2,599,488
Pool MA7650, 3.00%, 10/20/2051	2,781,032	2,464,423
Pool MA7834, 6.00%, 01/20/2052	275,525	289,341
Pool MA8268, 4.50%, 09/20/2052	1,865,991	1,802,558
Pool MA8348, 5.00%, 10/20/2052	3,105,222	3,068,675
Pool MA8642, 2.50%, 02/20/2053	2,847,385	2,442,374
Pool MA8646, 4.50%, 02/20/2053	3,199,128	3,084,115
Pool MB0025, 5.00%, 11/20/2054	1,569,851	1,543,497
Government National Mortgage Association
Series 2004-93, Class PD, 5.00%, 11/16/2034	244,239	243,948
Series 2006-40, Class B, 6.00%, 08/20/2036	46,521	46,853
Series 2010-105, Class IB, 4.50%, 01/16/2040(a)	411,828	33,593
Series 2011-156, Class PM, 2.00%, 04/20/2040	682,000	556,384
Series 2011-2, Class DP, 5.46%, 03/20/2039(d)	343,944	350,552
Series 2012-143, Class IC, 5.00%, 10/16/2041(a)	682,007	116,667
Series 2012-52, Class WA, 6.19%, 04/20/2038(d)	256,224	265,579
Series 2012-97, Class GB, 2.00%, 08/16/2042	831,612	688,815

The accompanying notes are an integral part of these financial statements.

37

Brown Advisory Mortgage Securities Fund
Schedule of Investments
June 30, 2025(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
Series 2013-168, Class IA, 2.50%, 11/16/2028(a)	$88,301	$1,681
Series 2013-86, Class IA, 5.00%, 06/20/2043(a)	376,363	39,017
Series 2014-6, Class IG, 4.50%, 01/16/2044(a)	279,401	34,083
Series 2016-112, Class AW, 6.93%, 12/20/2040(d)	135,166	142,445
Series 2016-12, Class KI, 5.00%, 09/20/2038(a)	544,479	62,845
Series 2016-68, Class IC, 6.00%, 01/20/2040(a)(d)	354,462	41,448
Series 2017-103, Class IM, 5.00%, 06/20/2043(a)	594,923	67,351
Series 2017-167, Class SE, 1.77% (-1 x 1 mo. Term SOFR + 6.09%), 11/20/2047(a)(c)	1,623,170	225,081
Series 2017-83, Class ID, 7.00%, 01/20/2039(a)	203,314	19,602
Series 2017-83, Class IK, 6.00%, 05/20/2040(a)	615,784	101,084
Series 2018-127, Class PB, 3.00%, 09/20/2047	221,340	209,515
Series 2018-153, Class QA, 3.50%, 11/20/2048	363,268	349,157
Series 2018-36, Class LI, 5.00%, 03/20/2048(a)	1,607,476	224,596
Series 2019-162, Class KB, 2.00%, 12/20/2049	579,422	360,877
Series 2021-125, Class UL, 1.50%, 07/20/2051	1,840,284	1,298,226
Series 2021-160, Class DK, 2.00%, 09/20/2051	1,049,804	666,558
Series 2021-177, Class KD, 2.00%, 10/20/2051	1,791,418	1,193,109
Series 2021-50, Class PL, 1.25%, 03/20/2051	552,000	235,508
Series 2022-9, Class CD, 2.00%, 01/20/2052	2,515,250	1,725,796
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $294,754,084)		284,538,687
ASSET-BACKED SECURITIES - 4.6%
American Homes 4 Rent
Series 2015-SFR2, Class A, 3.73%, 10/17/2052(e)	202,777	201,897
Series 2015-SFR2, Class C, 4.69%, 10/17/2052(e)	250,000	249,173
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027	271,717	272,695
CNH Equipment Trust, Series 2023-B, Class A2, 5.90%, 02/16/2027	371,213	371,426

	Par	Value
FHF Trust
Series 2024-2A, Class A2, 5.89%, 06/15/2030(e)	$736,347	$745,441
Series 2024-3A, Class A2, 4.94%, 11/15/2030(e)	963,978	967,158
Ford Credit Auto Owner Trust
Series 2023-C, Class A2A, 5.68%, 09/15/2026	137,244	137,324
Series 2024-B, Class B, 5.23%, 05/15/2030	1,795,000	1,829,298
Hyundai Auto Receivables Trust, Series 2025-B, Class B, 4.72%, 07/15/2030	1,695,000	1,711,484
Kubota Credit Owner Trust
Series 2025-2A, Class A3, 4.42%, 09/17/2029(e)	855,000	856,533
Series 2025-2A, Class A4, 4.57%, 11/15/2030(e)	865,000	873,163
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83%, 10/16/2028	2,000,000	2,012,466
Verizon Master Trust, Series 2024-5, Class A, 5.00%, 06/21/2032(e)	2,935,000	3,014,866
TOTAL ASSET-BACKED SECURITIES (Cost $13,169,024)		13,242,924
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.6%
Federal Home Loan Mortgage Corp.
Pool WA3311, 2.21%, 04/01/2038	3,108,165	2,344,847
Series Q006, Class APT2, 2.79%, 09/25/2026(d)	302,942	298,269
Series Q007, Class APT1, 6.48%, 10/25/2047(d)	432,042	431,639
Series Q010, Class APT1, 7.74%, 04/25/2046(d)	69,853	70,136
Federal National Mortgage Association
Pool 467095, 5.90%, 01/01/2041	543,493	583,193
Pool 470828, 3.53%, 03/01/2032	736,414	709,942
Pool 957502, 3.98%, 07/01/2029	206,175	205,540
Pool 958720, 5.65%, 10/01/2028	713,625	744,804
Pool AN8842, 3.32%, 04/01/2028	150,000	146,873
Pool AN9931, 4.24%, 08/01/2048	973,245	858,308
Pool BL0387, 4.28%, 05/01/2028	2,616,876	2,616,010
Series 2006-M2, Class A2A, 5.27%, 10/25/2032(d)	66,190	66,292

The accompanying notes are an integral part of these financial statements.

38

Brown Advisory Mortgage Securities Fund
Schedule of Investments
June 30, 2025(Continued)

	Par	Value
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - (Continued)
FREMF Mortgage Trust
Series 2019-KF73, Class B, 6.88% (30 day avg SOFR US + 2.56%), 11/25/2029(e)	$544,733	$504,314
Series 2020-KF74, Class B, 6.58% (30 day avg SOFR US + 2.26%), 01/25/2027(e)	490,858	479,138
Government National Mortgage Association
Series 2014-135, Class IO, 0.41%, 01/16/2056(a)(d)	1,012,454	21,079
Series 2015-172, Class IO, 0.59%, 03/16/2057(a)(d)	911,815	18,570
Series 2016-40, Class IO, 0.57%, 07/16/2057(a)(d)	1,814,135	37,378
Series 2016-56, Class IO, 0.96%, 11/16/2057(a)(d)	1,191,817	51,402
Series 2016-98, Class IO, 0.83%, 05/16/2058(a)(d)	1,926,324	81,313
Small Business Administration Pools, Pool 522053, 8.11% (Prime Rate + 0.61%), 05/25/2026	2,068	2,050
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $11,491,038)		10,271,097
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.0%
BX Trust
Series 2024-VLT4, Class A, 5.80% (1 mo. Term SOFR + 1.49%), 07/15/2029(e)	1,425,000	1,426,460
Series 2024-VLT5, Class A, 5.59%, 11/13/2046(d)(e)	570,000	577,396
Series 2025-VLT6, Class A, 5.75% (1 mo. Term SOFR + 1.44%), 03/15/2042(e)	915,000	915,820
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,914,778)		2,919,676
MUNICIPAL BONDS - 0.1%
Colorado Health Facilities Authority, 2.80%, 12/01/2026	365,000	356,236
TOTAL MUNICIPAL BONDS (Cost $365,000)		356,236

	Shares	Value
SHORT-TERM INVESTMENTS - 4.6%
Money Market Funds - 4.6%
First American Government Obligations Fund - Class Z, 4.21%(f)	13,292,743	$13,292,743
TOTAL SHORT-TERM INVESTMENTS (Cost $13,292,743)		13,292,743
TOTAL INVESTMENTS - 112.1% (Cost $335,986,667)		$324,621,363
Liabilities in Excess of Other Assets - (12.1)%		(34,944,647)
TOTAL NET ASSETS - 100.0%		$289,676,716

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
RFUCCT1Y -	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M -	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Months
SOFR - Secured Overnight Financing Rate
(a)	Interest only security.
(b)	To-be-announced security.
(c)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(f)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

39

Brown Advisory Mortgage Securities Fund
Schedule of Futures Contracts
June 30, 2025

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	32	09/19/2025	$3,564,821	$3,656,500	$91,679
U.S. Treasury 10 Year Notes	19	09/19/2025	2,098,142	2,130,375	32,233
			$5,662,963	$5,786,875	$123,912

Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	(6)	09/30/2025	$(1,242,878)	$(1,248,141)	$(5,263)
U.S. Treasury 5 Year Note	(4)	09/30/2025	(436,086)	(436,000)	86
U.S. Treasury Long Bonds	(104)	09/19/2025	(11,537,262)	(12,008,750)	(471,488)
U.S. Treasury Ultra Bonds	(41)	09/19/2025	(4,663,333)	(4,884,125)	(220,792)
			$(17,879,559)	$(18,577,016)	$(697,457)
Total Unrealized Appreciation (Depreciation)					$(573,545)

There is no variation margin due to or from the Fund as of the date of this report.
The accompanying notes are an integral part of these financial statements.

40

Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
June 30, 2025

	Shares	Value
COMMON STOCKS - 94.4%
Austria - 3.6%
Erste Group Bank AG	214,902	$18,293,652
Vienna Insurance Group AG Wiener Versicherung Gruppe	119,078	6,132,086
		24,425,738
Belgium - 4.9%
Azelis Group NV	187,160	2,991,989
KBC Group NV	162,656	16,787,714
UCB SA	68,707	13,518,679
		33,298,382
Czech Republic - 0.7%
Komercni Banka AS	94,046	4,551,173
Denmark - 4.3%
Pandora AS	96,662	17,031,398
Royal Unibrew AS	149,510	12,213,056
		29,244,454
Finland - 1.8%
Sampo Oyj	839,888	9,039,324
Wartsila OYJ Abp	150,554	3,558,258
		12,597,582
France - 13.3%
Danone SA	123,525	10,107,257
Dassault Aviation SA	18,115	6,404,978
Elis SA	595,780	17,093,868
Legrand SA	20,365	2,729,499
Publicis Groupe SA	160,611	18,140,224
SPIE SA	175,221	9,852,796
Technip Energies NV	445,625	18,748,637
Thales SA	25,581	7,553,441
		90,630,700
Germany - 12.1%
AlzChem Group AG	12,245	2,004,803
Beiersdorf AG	18,496	2,324,916
Brenntag SE	247,120	16,371,740
Hannover Rueck SE	11,605	3,656,901
Heidelberg Materials AG	51,510	12,130,476
Hensoldt AG	29,928	3,437,803
IONOS Group SE(a)	197,413	9,287,470
Jenoptik AG	92,878	2,143,952
RENK Group AG	63,772	5,101,178
Rheinmetall AG	6,255	13,246,244
United Internet AG	461,274	12,864,314
		82,569,797
Ireland - 6.5%
AIB Group PLC	2,852,451	23,540,924
Bank of Ireland Group PLC	1,009,870	14,390,816
Ryanair Holdings PLC - ADR	117,986	6,804,253
		44,735,993

	Shares	Value
Italy - 0.8%
Buzzi SpA	33,548	$1,860,580
DiaSorin SpA	36,595	3,916,776
		5,777,356
Netherlands - 2.5%
QIAGEN NV	348,732	16,801,824
Norway - 1.1%
Storebrand ASA	519,918	7,363,537
Portugal - 1.9%
Jeronimo Martins SGPS SA	524,356	13,275,623
Spain - 3.9%
Bankinter SA	1,265,347	16,518,489
Fluidra SA	412,876	10,351,109
		26,869,598
Sweden - 2.6%
Assa Abloy AB - Class B	250,156	7,820,788
Hexpol AB	372,845	3,606,693
Trelleborg AB - Class B	172,657	6,431,664
		17,859,145
Switzerland - 6.4%
ABB Ltd.	108,620	6,509,471
Baloise Holding AG	35,728	8,426,522
Galderma Group AG	102,597	14,913,058
Holcim AG	119,459	8,870,923
Sulzer AG	28,825	5,209,070
		43,929,044
United Kingdom - 27.0%
Beazley PLC	790,225	10,146,473
British American Tobacco PLC	681,075	32,382,546
Bunzl PLC	594,273	18,937,337
Haleon PLC	3,996,311	20,539,504
Hikma Pharmaceuticals PLC	130,174	3,552,311
Hill & Smith PLC	85,260	2,101,375
IMI PLC	193,371	5,564,262
Next PLC	44,735	7,640,446
Rotork PLC	1,187,564	5,239,335
RS GROUP PLC	1,252,016	9,883,342
Savills PLC	191,027	2,610,046
Serco Group PLC	3,083,451	8,554,773
Smiths Group PLC	740,760	22,848,194
Spectris PLC	187,683	9,890,459
Unilever PLC	337,944	20,623,397
WH Smith PLC	277,900	4,162,427
		184,676,227
United States - 1.0%
Amrize Ltd.(a)	143,582	7,162,361
TOTAL COMMON STOCKS (Cost $477,683,033)		645,768,534

The accompanying notes are an integral part of these financial statements.

41

Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
June 30, 2025(Continued)

	Shares	Value
PREFERRED STOCKS - 1.0%
Germany - 1.0%
FUCHS SE	124,987	$6,907,745
TOTAL PREFERRED STOCKS (Cost $5,217,758)		6,907,745
SHORT-TERM INVESTMENTS - 4.0%
Money Market Funds - 4.0%
First American Government Obligations Fund - Class Z, 4.21%(b)	27,455,721	27,455,721
TOTAL SHORT-TERM INVESTMENTS (Cost $27,455,721)		27,455,721
TOTAL INVESTMENTS - 99.4% (Cost $510,356,512)		$680,132,000
Other Assets in Excess of Liabilities - 0.6%		3,930,760
TOTAL NET ASSETS - 100.0%		$684,062,760

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

42

Brown Advisory - Beutel Goodman Large-Cap Value Fund
Schedule of Investments
June 30, 2025

	Shares	Value
COMMON STOCKS - 97.4%
Communication Services - 10.0%
Comcast Corp. - Class A	2,157,085	$76,986,364
Interpublic Group of Cos., Inc.	1,774,955	43,450,898
Omnicom Group, Inc.	635,752	45,735,999
		166,173,261
Consumer Discretionary - 7.0%
eBay, Inc.	1,089,205	81,102,204
Harley-Davidson, Inc.	1,502,414	35,456,971
		116,559,175
Consumer Staples - 6.9%
Kimberly-Clark Corp.	549,635	70,858,944
The Campbell’s Co.	1,472,370	45,128,141
		115,987,085
Financials - 20.6%
American Express Co.	266,740	85,084,725
Ameriprise Financial, Inc.	116,420	62,136,846
Blackrock, Inc.	44,355	46,539,484
Carlyle Group, Inc.	559,810	28,774,234
Chubb Ltd.	252,650	73,197,758
SEI Investments Co.	536,600	48,218,876
		343,951,923
Health Care - 18.4%
Amgen, Inc.	273,895	76,474,223
Cencora, Inc.	57,121	17,127,732
Elevance Health, Inc.	142,650	55,485,144
Medtronic PLC	892,070	77,761,742
Merck & Co., Inc.	1,016,725	80,483,951
		307,332,792
Industrials - 10.7%
Cummins, Inc.	121,495	39,789,613
Flowserve Corp.	516,689	27,048,669
Masco Corp.	539,820	34,742,815
Westinghouse Air Brake Technologies Corp.	367,480	76,931,938
		178,513,035
Information Technology - 19.1%
Amdocs Ltd.	842,617	76,880,375
Gen Digital, Inc.	2,902,075	85,321,005
NetApp, Inc.	706,685	75,297,287
QUALCOMM, Inc.	510,410	81,287,896
		318,786,563
Materials - 4.7%
PPG Industries, Inc.	684,610	77,874,387
TOTAL COMMON STOCKS (Cost $1,313,012,618)		1,625,178,221

	Shares	Value
SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
First American Government Obligations Fund - Class Z, 4.21%(a)	28,157,097	$28,157,097
TOTAL SHORT-TERM INVESTMENTS (Cost $28,157,097)		28,157,097
TOTAL INVESTMENTS - 99.1% (Cost $1,341,169,715)		$1,653,335,318
Other Assets in Excess of Liabilities - 0.9%		15,090,440
TOTAL NET ASSETS - 100.0%		$1,668,425,758

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

43

Brown Advisory - WMC Japan Equity Fund
Schedule of Investments
June 30, 2025

	Shares	Value
COMMON STOCKS - 95.0%
Japan - 95.0%
Communication Services - 4.1%
KDDI Corp.	550,261	$9,448,304
Nippon Telegraph & Telephone Corp.	2,859,632	3,057,262
		12,505,566
Consumer Discretionary - 14.5%
ABC-Mart, Inc.	150,367	3,089,114
Adastria Co. Ltd.	87,959	1,818,704
Aisin Corp.	176,037	2,251,937
ASKUL Corp.	250,815	2,675,664
Denso Corp.	214,000	2,887,992
Honda Motor Co. Ltd.	290,244	2,798,781
Isuzu Motors Ltd.	505,353	6,401,781
Sega Sammy Holdings, Inc.	165,469	3,960,681
Sekisui House Ltd.	162,421	3,574,779
Shimamura Co. Ltd.	32,926	2,310,288
Sony Group Corp.	310,816	8,081,317
Suzuki Motor Corp.	287,242	3,463,056
Yamaha Motor Co. Ltd.	135,297	1,012,438
		44,326,532
Consumer Staples - 2.4%
Asahi Group Holdings Ltd.	550,417	7,357,501
Financials - 13.9%
77 Bank Ltd.	91,931	3,137,301
Dai-ichi Life Holdings, Inc.	928,140	7,056,283
Mebuki Financial Group, Inc.	632,197	3,298,950
Mitsubishi UFJ Financial Group, Inc.	236,532	3,224,781
Mizuho Financial Group, Inc.	204,275	5,670,659
MS&AD Insurance Group Holdings, Inc.	222,371	4,971,239
Resona Holdings, Inc.	245,800	2,270,165
Sumitomo Mitsui Trust Group, Inc.	289,585	7,702,217
T&D Holdings, Inc.	233,300	5,120,961
		42,452,556
Health Care - 10.5%
Astellas Pharma, Inc.	572,462	5,604,949
Daiichi Sankyo Co. Ltd.	363,236	8,415,490
Kyowa Kirin Co. Ltd.	115,403	1,975,386
M3, Inc.	151,877	2,086,290
Otsuka Holdings Co. Ltd.	128,847	6,388,145
Shionogi & Co. Ltd.	369,443	6,650,817
Ship Healthcare Holdings, Inc.	79,400	1,068,669
		32,189,746
Industrials - 18.1%
dip Corp.	242,430	3,835,082
en Japan, Inc.	149,933	1,728,629
Fuji Corp.	231,664	4,312,118
Hikari Tsushin, Inc.	6,833	2,017,555
ITOCHU Corp.	65,765	3,443,785

	Shares	Value
JGC Holdings Corp.	177,930	$1,539,595
Marubeni Corp.	224,393	4,523,370
MISUMI Group, Inc.	460,441	6,150,796
Open Up Group, Inc.	293,914	3,481,796
OSG Corp.	138,700	1,636,258
Persol Holdings Co. Ltd.	2,023,292	3,948,852
SIGMAXYZ Holdings, Inc.	358,100	3,113,636
TechnoPro Holdings, Inc.	91,221	2,658,355
THK Co. Ltd.	67,181	1,793,022
Toyo Tanso Co. Ltd.	134,666	4,567,813
Toyota Tsusho Corp.	196,909	4,460,235
Ushio, Inc.	179,639	2,231,518
		55,442,415
Information Technology - 10.8%
BIPROGY, Inc.	62,162	2,599,086
Canon Marketing Japan, Inc.	14,407	527,865
Future Corp.	341,038	5,071,810
Koa Corp.	134,661	788,303
Maruwa Co. Ltd.	9,278	2,659,250
Nichicon Corp.	209,057	1,719,360
Optorun Co. Ltd.	122,753	1,388,083
Rohm Co. Ltd.	227,066	2,890,702
TechMatrix Corp.	143,108	2,243,852
Tokyo Electron Ltd.	41,921	8,028,268
Tokyo Seimitsu Co. Ltd.	33,389	2,218,570
Ulvac, Inc.	81,815	3,001,063
		33,136,212
Materials - 16.8%
ADEKA Corp.	242,012	4,627,413
Aica Kogyo Co. Ltd.	97,549	2,434,256
ARE Holdings, Inc.	290,071	3,626,389
Fuso Chemical Co. Ltd.	224,598	6,019,651
KH Neochem Co. Ltd.	199,266	3,490,000
Lintec Corp.	167,500	3,433,718
Mitsubishi Gas Chemical Co., Inc.	205,388	3,153,654
Nippon Soda Co. Ltd.	128,504	2,705,730
Nissan Chemical Corp.	147,922	4,511,261
NOF Corp.	167,873	3,216,907
Osaka Soda Co. Ltd.	169,904	2,113,163
Shin-Etsu Chemical Co. Ltd.	273,969	9,046,999
Yamato Kogyo Co. Ltd.	50,394	3,062,097
		51,441,238
Real Estate - 3.9%
Daito Trust Construction Co. Ltd.	39,601	4,313,280
Mitsubishi Estate Co. Ltd.	340,051	6,374,976
Relo Group, Inc.	120,500	1,430,092
		12,118,348
TOTAL COMMON STOCKS (Cost $268,904,204)		290,970,114

The accompanying notes are an integral part of these financial statements.

44

Brown Advisory - WMC Japan Equity Fund
Schedule of Investments
June 30, 2025(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.7%
Japan - 1.7%
Real Estate - 1.7%
LaSalle Logiport	5,288	$5,110,974
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $5,025,863)		5,110,974
SHORT-TERM INVESTMENTS - 4.1%
Money Market Funds - 4.1%
First American Government Obligations Fund - Class Z, 4.21%(a)	12,580,377	12,580,377
TOTAL SHORT-TERM INVESTMENTS (Cost $12,580,377)		12,580,377
TOTAL INVESTMENTS - 100.8% (Cost $286,510,444)		$308,661,465
Liabilities in Excess of Other Assets - (0.8)%		(2,353,566)
TOTAL NET ASSETS - 100.0%		$306,307,899

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

45

BROWN ADVISORY FUNDS
Statements of Assets and Liabilities
June 30, 2025

	BROWN ADVISORY GROWTH EQUITY FUND	BROWN ADVISORY FLEXIBLE EQUITY FUND	BROWN ADVISORY SUSTAINABLE GROWTH FUND	BROWN ADVISORY MID-CAP GROWTH FUND
ASSETS
Investments:
Total investments, at cost	$333,178,935	$433,527,569	$5,244,062,247	$54,506,026
Net unrealized appreciation (depreciation)	312,582,229	598,423,911	3,700,936,284	18,084,867
Total investments, at value	645,761,164	1,031,951,480	8,944,998,531	72,590,893
Receivables:
Investments sold	—	—	97,788,834	—
Fund shares sold	121,898	286,644	3,018,330	2,000
Interest and dividends	114,929	338,189	2,336,657	13,422
Foreign tax reclaims	—	—	—	372
Prepaid expenses and other assets	68,604	52,316	229,345	29,189
Total assets	646,066,595	1,032,628,629	9,048,371,697	72,635,876
LIABILITIES
Payables:
Fund shares redeemed	748,895	855,237	15,556,132	31,686
Accrued Liabilities:
Investment advisory fees	314,407	346,273	3,703,509	34,522
Service fees	43,641	71,249	318,132	173
Administration, accounting and transfer agent fees	21,900	35,459	290,949	3,027
Business management fees	26,201	41,244	363,556	2,883
Trustee fees	4,097	6,264	55,925	433
Distribution fees	2,533	1,829	81,662	—
Professional fees	27,906	31,319	95,233	23,422
Custodian fees	4,058	4,583	37,605	1,941
Other liabilities	12,908	8,374	98,970	6,897
Total liabilities	1,206,546	1,401,831	20,601,673	104,984
NET ASSETS	$ 644,860,049	$1,031,226,798	$9,027,770,024	$72,530,892
COMPONENTS OF NET ASSETS
Paid-in capital	$168,924,282	$376,501,194	$4,559,666,839	$43,121,726
Total distributable earnings (loss)	475,935,767	654,725,604	4,468,103,185	29,409,166
NET ASSETS	$ 644,860,049	$1,031,226,798	$9,027,770,024	$72,530,892
COMPUTATION OF NET ASSET VALUE
Institutional Shares:
Net assets	$283,773,683	$438,173,466	$6,380,925,189	$71,081,129
Shares outstanding (unlimited shares authorized)	15,164,972	10,038,643	109,981,489	3,926,586
Net asset value per share	$18.71	$43.65	$58.02	$18.10
Investor Shares:
Net assets	$347,795,890	$583,865,480	$2,233,631,820	$1,449,763
Shares outstanding (unlimited shares authorized)	19,559,366	13,424,442	39,367,633	81,060
Net asset value per share	$17.78	$43.49	$56.74	$17.89
Advisor Shares:
Net assets	$13,290,476	$9,187,852	$413,213,015	$—
Shares outstanding (unlimited shares authorized)	916,609	212,568	7,549,315	—
Net asset value per share	$14.50	$43.22	$54.74	$—

The accompanying notes are an integral part of these financial statements.

46

BROWN ADVISORY FUNDS
Statements of Assets and Liabilities
June 30, 2025(Continued)

	BROWN ADVISORY SMALL-CAP GROWTH FUND	BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND	BROWN ADVISORY SUSTAINABLE SMALL-CAP CORE FUND	BROWN ADVISORY SUSTAINABLE VALUE FUND
ASSETS
Investments:
Total investments, at cost	$745,583,985	$1,025,241,360	$90,073,503	$132,669,350
Net unrealized appreciation (depreciation)	190,161,766	156,356,704	11,386,629	27,930,381
Total investments, at value	935,745,751	1,181,598,064	101,460,132	160,599,731
Receivables:
Investments sold	—	81,435	—	—
Fund shares sold	204,218	175,635	43,719	85,075
Interest and dividends	456,896	1,341,832	71,713	116,279
Foreign tax reclaims	1,045	—	178	34,856
Prepaid expenses and other assets	75,089	66,651	25,142	37,158
Total Assets	936,482,999	1,183,263,617	101,600,884	160,873,099
LIABILITIES
Payables:
Investments purchased	—	2,274,390	—	—
Fund shares redeemed	3,327,933	1,959,411	2,081,444	2,116,434
Accrued Liabilities:
Investment advisory fees, net	675,282	813,946	59,265	73,794
Service fees	55,893	66,540	784	61
Administration, accounting and transfer agent fees	37,117	42,227	3,944	5,684
Business management fees	39,722	47,879	4,068	6,681
Trustee fees	6,560	7,627	624	985
Distribution fees	1,427	434	—	—
Professional fees	27,911	31,920	19,428	19,230
Custodian fees	6,683	7,743	1,928	2,027
Other liabilities	37,541	13,360	6,472	6,289
Total Liabilities	4,216,069	5,265,477	2,177,957	2,231,185
NET ASSETS	$ 932,266,930	$1,177,998,140	$99,422,927	$158,641,914
COMPONENTS OF NET ASSETS
Paid-in capital	$651,853,676	$970,990,566	$91,828,988	$129,420,071
Total distributable earnings (loss)	280,413,254	207,007,574	7,593,939	29,221,843
NET ASSETS	$ 932,266,930	$1,177,998,140	$99,422,927	$158,641,914
COMPUTATION OF NET ASSET VALUE
Institutional Shares:
Net assets	$514,752,663	$630,240,913	$92,869,736	$157,961,502
Shares outstanding (unlimited shares authorized)	11,439,407	23,199,474	9,010,410	11,576,019
Net asset value per share	$45.00	$27.17	$10.31	$13.65
Investor Shares:
Net assets	$410,465,969	$545,969,067	$6,553,191	$680,412
Shares outstanding (unlimited shares authorized)	18,399,666	20,149,920	637,784	49,999
Net asset value per share	$22.31	$27.10	$10.27	$13.61
Advisor Shares:
Net assets	$7,048,298	$1,788,160	$—	$—
Shares outstanding (unlimited shares authorized)	335,595	66,597	—	—
Net asset value per share	$21.00	$26.85	$—	$—
The accompanying notes are an integral part of these financial statements.

47

BROWN ADVISORY FUNDS
Statements of Assets and Liabilities
June 30, 2025(Continued)

	BROWN ADVISORY GLOBAL LEADERS FUND	BROWN ADVISORY SUSTAINABLE INTERNATIONAL LEADERS FUND	BROWN ADVISORY INTERMEDIATE INCOME FUND	BROWN ADVISORY SUSTAINABLE BOND FUND
ASSETS
Investments:
Total investments, at cost	$1,531,294,462	$32,786,750	$129,444,433	$595,938,364
Net unrealized appreciation (depreciation)	890,608,949	9,061,446	(2,208,606)	(4,951,072)
Total investments, at value	2,421,903,411	41,848,196	127,235,827	590,987,292
Cash	172,727	—	—	—
Cash deposit at broker - futures contracts (Note 6)	—	—	112,581	9,130
Gross unrealized appreciation - futures contracts (Note 6)	—	—	161,213	669,312
Receivables:
Fund shares sold	2,886,795	74,422	755,004	1,732,421
Interest and dividends	1,933,975	42,642	870,766	4,206,219
Foreign tax reclaims	2,377,249	63,860	—	20,254
Prepaid expenses and other assets	73,643	32,256	37,262	59,122
Total Assets	2,429,347,800	42,061,376	129,172,653	597,683,750
LIABILITIES
Gross unrealized depreciation - futures contracts (Note 6)	—	—	171,852	237,098
Payables:
Investments purchased	5,274,524	—	—	15,389,045
Fund shares redeemed	1,218,973	—	38,334	4,624,632
Distribution to shareholders	—	—	296,339	1,389,058
Accrued Liabilities:
Non-U.S. deferred tax	3,637,466	—	—	—
Investment advisory fees, net	1,260,683	9,280	31,396	140,597
Service fees	3,471	129	5,233	255
Administration, accounting and transfer agent fees	84,280	2,057	7,246	24,039
Business management fees	96,976	1,694	5,233	23,433
Trustee fees	14,212	256	790	3,548
Distribution fees	—	—	432	—
Professional fees	43,922	18,900	24,598	28,029
Custodian fees	44,844	4,135	1,746	4,141
Other liabilities	5,009	3,240	6,782	8,498
Total Liabilities	11,684,360	39,691	589,981	21,872,373
NET ASSETS	$2,417,663,440	$42,021,685	$128,582,672	$575,811,377
COMPONENTS OF NET ASSETS
Paid-in capital	$1,463,380,971	$32,108,351	$143,702,083	$707,269,353
Total distributable earnings (loss)	954,282,469	9,913,334	(15,119,411)	(131,457,976)
NET ASSETS	$2,417,663,440	$42,021,685	$128,582,672	$575,811,377
COMPUTATION OF NET ASSET VALUE
Institutional Shares:
Net assets	$2,389,293,636	$40,955,017	$—	$569,474,501
Shares outstanding (unlimited shares authorized)	79,331,311	3,340,846	—	67,051,556
Net asset value per share	$30.12	$12.26	$—	$8.49

The accompanying notes are an integral part of these financial statements.

48

BROWN ADVISORY FUNDS
Statements of Assets and Liabilities
June 30, 2025(Continued)

	BROWN ADVISORY GLOBAL LEADERS FUND	BROWN ADVISORY SUSTAINABLE INTERNATIONAL LEADERS FUND	BROWN ADVISORY INTERMEDIATE INCOME FUND	BROWN ADVISORY SUSTAINABLE BOND FUND
Investor Shares:
Net assets	$28,369,804	$1,066,668	$126,531,918	$6,336,876
Shares outstanding (unlimited shares authorized)	945,417	87,325	12,940,281	745,755
Net asset value per share	$30.01	$12.21	$9.78	$8.50
Advisor Shares:
Net assets	$—	$—	$2,050,754	$—
Shares outstanding (unlimited shares authorized)	—	—	215,182	—
Net asset value per share	$—	$—	$9.53	$—

The accompanying notes are an integral part of these financial statements.

49

BROWN ADVISORY FUNDS
Statements of Assets and Liabilities
June 30, 2025(Continued)

	BROWN ADVISORY MARYLAND BOND FUND	BROWN ADVISORY TAX-EXEMPT BOND FUND	BROWN ADVISORY TAX-EXEMPT SUSTAINABLE BOND FUND	BROWN ADVISORY MORTGAGE SECURITIES FUND
ASSETS
Investments:
Total investments, at cost	$167,001,091	$1,037,836,336	$299,301,619	$335,986,667
Net unrealized appreciation (depreciation)	(4,232,791)	(1,455,201)	(7,710,485)	(11,365,304)
Total investments, at value	162,768,300	1,036,381,135	291,591,134	324,621,363
Cash - segregated	—	—	—	651
Cash deposit at broker - futures contracts (Note 6)	—	—	—	1,054,202
Gross unrealized appreciation - futures contracts (Note 6)	—	—	—	123,998
Receivables:
Investments sold	—	—	—	1,884,177
Fund shares sold	150,247	870,000	246,306	54,466
Interest and dividends	1,879,445	8,599,087	3,555,923	993,129
Prepaid expenses and other assets	12,666	58,524	28,183	36,739
Total Assets	164,810,658	1,045,908,746	295,421,546	328,768,725
LIABILITIES
Floating rate note obligations, interest and fees	—	6,083,829	—	—
Gross unrealized depreciation - futures contracts (Note 6)	—	—	—	697,543
Payables:
Investments purchased	—	15,932,040	2,788,978	37,462,810
Fund shares redeemed	27,794	951,839	77,795	27,344
Distribution to shareholders	406,176	2,617,059	665,297	761,853
Accrued Liabilities:
Investment advisory fees	40,346	250,412	72,577	70,682
Service fees	6,724	459	12,096	29
Administration, accounting and transfer agent fees	7,048	39,365	12,517	20,150
Business management fees	6,724	41,736	12,096	11,780
Trustee fees	1,031	6,403	1,877	1,817
Professional fees	24,209	31,171	24,040	26,370
Custodian fees	802	4,725	1,399	4,079
Other liabilities	5,945	8,560	6,434	7,552
Total Liabilities	526,799	25,967,598	3,675,106	39,092,009
NET ASSETS	$ 164,283,859	$1,019,941,148	$291,746,440	$289,676,716
COMPONENTS OF NET ASSETS
Paid-in capital	$180,933,446	$1,128,211,544	$321,688,758	$333,106,247
Total distributable earnings (loss)	(16,649,587)	(108,270,396)	(29,942,318)	(43,429,531)
NET ASSETS	$ 164,283,859	$1,019,941,148	$291,746,440	$289,676,716

The accompanying notes are an integral part of these financial statements.

50

BROWN ADVISORY FUNDS
Statements of Assets and Liabilities
June 30, 2025(Continued)

	BROWN ADVISORY MARYLAND BOND FUND	BROWN ADVISORY TAX-EXEMPT BOND FUND	BROWN ADVISORY TAX-EXEMPT SUSTAINABLE BOND FUND	BROWN ADVISORY MORTGAGE SECURITIES FUND
COMPUTATION OF NET ASSET VALUE
Institutional Shares:
Net assets	$—	$1,008,523,471	$—	$288,984,812
Shares outstanding (unlimited shares authorized)	—	109,867,049	—	31,971,789
Net asset value per share	$—	$9.18	$—	$9.04
Investor Shares:
Net assets	$164,283,859	$11,417,677	$291,746,440	$691,904
Shares outstanding (unlimited shares authorized)	16,988,873	1,243,160	32,727,375	76,415
Net asset value per share	$9.67	$9.18	$8.91	$9.05
Advisor Shares:
Net assets	$—	$—	$—	$—
Shares outstanding (unlimited shares authorized)	—	—	—	—
Net asset value per share	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

51

BROWN ADVISORY FUNDS
Statements of Assets and Liabilities
June 30, 2025(Continued)

	BROWN ADVISORY - WMC STRATEGIC EUROPEAN EQUITY FUND	BROWN ADVISORY - BEUTEL GOODMAN LARGE-CAP VALUE FUND	BROWN ADVISORY - WMC JAPAN EQUITY FUND
ASSETS
Investments:
Total investments, at cost	$510,356,512	$1,341,169,715	$286,510,444
Net unrealized appreciation (depreciation)	169,775,488	312,165,603	22,151,021
Total investments, at value	680,132,000	1,653,335,318	308,661,465
Foreign currency (Cost of $653,927, $—, and $8,721, respectively.)	653,927	—	8,767
Receivables:
Investments sold	173,795	16,848,157	1,922,001
Fund shares sold	3,375,275	583,808	1,503,745
Interest and dividends	1,475,422	3,409,080	616,898
Foreign tax reclaims	1,726,912	161,530	175,537
Prepaid expenses and other assets	45,862	71,745	35,765
Total Assets	687,583,193	1,674,409,638	312,924,178
LIABILITIES
Payables:
Investments purchased	2,816,233	—	6,362,368
Fund shares redeemed	99,324	5,149,569	1,108
Accrued Liabilities:
Investment advisory fees	475,204	629,004	189,379
Service fees	12,768	2,208	15
Administration, accounting and transfer agent fees	23,954	61,387	10,886
Business management fees	26,400	69,889	11,393
Trustee fees	3,416	10,999	1,448
Distribution fees	3,583	—	—
Professional fees	30,189	36,186	18,340
Custodian fees	20,262	9,022	15,621
Other liabilities	9,100	15,616	5,721
Total Liabilities	3,520,433	5,983,880	6,616,279
NET ASSETS	$ 684,062,760	$1,668,425,758	$306,307,899
COMPONENTS OF NET ASSETS
Paid-in capital	$486,790,474	$1,400,349,034	$279,109,322
Total distributable earnings (loss)	197,272,286	268,076,724	27,198,577
NET ASSETS	$ 684,062,760	$1,668,425,758	$306,307,899
COMPUTATION OF NET ASSET VALUE
Institutional Shares:
Net assets	$575,188,308	$1,650,416,022	$306,180,986
Shares outstanding (unlimited shares authorized)	31,893,424	113,269,206	28,116,822
Net asset value per share	$18.03	$14.57	$10.89

The accompanying notes are an integral part of these financial statements.

52

BROWN ADVISORY FUNDS
Statements of Assets and Liabilities
June 30, 2025(Continued)

	BROWN ADVISORY - WMC STRATEGIC EUROPEAN EQUITY FUND	BROWN ADVISORY - BEUTEL GOODMAN LARGE-CAP VALUE FUND	BROWN ADVISORY - WMC JAPAN EQUITY FUND
Investor Shares:
Net assets	$89,761,099	$18,009,736	$126,913
Shares outstanding (unlimited shares authorized)	4,992,431	1,240,952	11,668
Net asset value per share	$17.98	$14.51	$10.88
Advisor Shares:
Net assets	$19,113,353	$—	$—
Shares outstanding (unlimited shares authorized)	1,079,805	—	—
Net asset value per share	$17.70	$—	$—

The accompanying notes are an integral part of these financial statements.

53

BROWN ADVISORY FUNDS
Statements of Operations
For the Year Ended June 30, 2025

	BROWN ADVISORY GROWTH EQUITY FUND	BROWN ADVISORY FLEXIBLE EQUITY FUND	BROWN ADVISORY SUSTAINABLE GROWTH FUND	BROWN ADVISORY MID-CAP GROWTH FUND
INVESTMENT INCOME
Dividend income	$4,051,103	$8,319,313	$43,362,465	$298,551
Less: foreign taxes withheld	(42,975)	(262,788)	(137,414)	(2,906)
Interest Income	1,046,473	817,869	5,259,374	112,378
Total investment income	5,054,601	8,874,394	48,484,425	408,023
EXPENSES
Investment advisory fees	5,213,858	4,143,680	47,705,230	540,236
Service fees - Investor Shares (Note 3)	702,147	847,052	3,683,428	20,429
Business management fees	434,488	493,244	4,717,248	41,557
Administration, accounting and transfer agent fees	191,728	220,811	2,066,041	21,618
Miscellaneous expenses	72,976	63,522	582,203	30,716
Registration fees	72,602	50,275	152,315	34,275
Professional fees	60,104	64,125	419,080	26,375
Trustee fees	44,110	46,154	453,270	4,086
Distribution fees - Advisor Shares (Note 3)	36,713	19,094	1,035,969	—
Custodian fees	33,609	30,795	284,535	10,568
Service fees - Advisor Shares (Note 3)	22,028	11,456	621,581	—
Insurance fees	13,614	10,524	114,442	1,143
Interest expense on line of credit (Note 7)	1,118	—	—	—
Total Expenses	6,899,095	6,000,732	61,835,342	731,003
Expenses waived by adviser - expense cap (Note 3)	—	—	—	(29,045)
Net Expenses	6,899,095	6,000,732	61,835,342	701,958
Net Investment Income (Loss)	(1,844,494)	2,873,662	(13,350,917)	(293,935)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	374,820,277	73,830,977	1,092,130,280	21,206,546
Net change in unrealized appreciation (depreciation) on investments	(248,887,226)	64,613,275	(144,787,956)	(6,254,201)
Net realized and unrealized gain (Loss)	125,933,051	138,444,252	947,342,324	14,952,345
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$124,088,557	$ 141,317,914	$933,991,407	$ 14,658,410

The accompanying notes are an integral part of these financial statements.

54

BROWN ADVISORY FUNDS
Statements of Operations
For the Year Ended June 30, 2025(Continued)

	BROWN ADVISORY SMALL-CAP GROWTH FUND	BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND	BROWN ADVISORY SUSTAINABLE SMALL-CAP CORE FUND	BROWN ADVISORY SUSTAINABLE VALUE FUND
INVESTMENT INCOME
Dividend income	$6,615,386	$21,543,917	$811,418	$2,454,574
Less: foreign taxes withheld	(92,799)	(23,267)	(677)	(61,407)
Interest Income	1,223,616	2,451,844	189,036	293,441
Total investment income	7,746,203	23,972,494	999,777	2,686,608
EXPENSES
Investment advisory fees	11,838,825	11,566,211	765,203	792,003
Service fees - Investor Shares (Note 3)	1,072,669	935,204	10,151	1,027
Business management fees	696,402	680,365	45,012	66,000
Administration, accounting and transfer agent fees	314,551	304,132	23,571	31,197
Miscellaneous expenses	139,726	90,289	30,184	30,952
Professional fees	78,383	79,071	22,326	23,296
Registration fees	74,288	56,549	35,826	36,975
Trustee fees	70,359	65,164	4,138	5,781
Custodian fees	48,284	48,867	10,481	11,730
Insurance fees	19,624	16,039	882	994
Distribution fees - Advisor Shares (Note 3)	19,270	7,244	—	—
Service fees - Advisor Shares (Note 3)	11,562	4,346	—	—
Interest expense on line of credit (Note 7)	4,006	—	—	—
Total Expenses	14,387,949	13,853,481	947,774	999,955
Expenses waived by adviser - expense cap (Note 3)	—	—	(100,400)	(74,924)
Net Expenses	14,387,949	13,853,481	847,374	925,031
Net Investment Income (Loss)	(6,641,746)	10,119,013	152,403	1,761,577
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	152,373,024	158,915,432	487,721	2,032,574
Net change in unrealized appreciation (depreciation) on investments	(114,472,526)	(115,844,686)	4,762,026	13,274,467
Net realized and unrealized gain (Loss)	37,900,498	43,070,746	5,249,747	15,307,041
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$31,258,752	$53,189,759	$ 5,402,150	$ 17,068,618

The accompanying notes are an integral part of these financial statements.

55

BROWN ADVISORY FUNDS
Statements of Operations
For the Year Ended June 30, 2025(Continued)

	BROWN ADVISORY GLOBAL LEADERS FUND	BROWN ADVISORY SUSTAINABLE INTERNATIONAL LEADERS FUND	BROWN ADVISORY INTERMEDIATE INCOME FUND	BROWN ADVISORY SUSTAINABLE BOND FUND
INVESTMENT INCOME
Dividend income - unaffiliated	$29,046,027	$708,176	$—	$—
Dividend income - affiliated (Note 3)	—	—	24,811	—
Less: foreign taxes withheld	(2,334,931)	(76,103)	—	—
Interest Income	1,551,546	37,881	5,178,790	28,090,580
Total investment income	28,262,642	669,954	5,203,601	28,090,580
EXPENSES
Investment advisory fees	13,850,998	280,147	371,376	1,734,450
Business management fees	1,065,461	18,676	61,896	289,075
Administration, accounting and transfer agent fees	484,758	11,830	45,460	157,798
Custodian fees	255,854	29,534	9,269	25,509
Professional fees	113,326	20,121	28,731	45,754
Miscellaneous expenses	105,617	34,985	35,289	53,000
Trustee fees	98,064	1,741	5,777	26,987
Service fees - Investor Shares (Note 3)	44,985	2,453	60,572	3,628
Registration fees	40,978	35,538	31,886	49,610
Insurance fees	22,060	440	1,369	6,455
Distribution fees - Advisor Shares (Note 3)	—	—	6,619	—
Service fees - Advisor Shares (Note 3)	—	—	1,324	—
Interest expense on line of credit (Note 7)	—	1,276	—	—
Total Expenses	16,082,101	436,741	659,568	2,392,266
Expenses (waived) recovered by adviser - expense cap (Note 3)	—	(116,788)	3,096	—
Expenses waived by adviser - investments in affiliates (Note 3)	—	—	(3,864)	—
Net Expenses	16,082,101	319,953	658,800	2,392,266
Net Investment Income (Loss)	12,180,541	350,001	4,544,801	25,698,314
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments - unaffiliated	76,671,828	1,058,478	(1,112,738)	(3,015,725)
Less: foreign capital gains taxes paid	—	(15,618)	—	—
Investments - affiliated (Note 3)	—	—	(1,931,982)	—
Forreign currrency translations	(106,755)	(4,563)	—	—
Futures contracts (Note 6)	—	—	128,804	(2,757,850)
Net realized gain (loss)	76,565,073	1,038,297	(2,915,916)	(5,773,575)
Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated	258,398,406	4,432,432	3,508,734	11,148,508
Less: Non-U.S. deferred tax on unrealized appreciation	(3,637,466)	—	—	—
Investments - affiliated (Note 3)	—	—	2,234,687	—
Forreign currrency translations	197,809
Futures contracts (Note 6)	—	—	(45,320)	226,064
Net change in unrealized appreciation (depreciation)	254,958,749	4,432,432	5,698,101	11,374,572
Net realized and unrealized gain (Loss)	331,523,822	5,470,729	2,782,185	5,600,997
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$343,704,363	$5,820,730	$7,326,986	$31,299,311

The accompanying notes are an integral part of these financial statements.

56

BROWN ADVISORY FUNDS
Statements of Operations
For the Year Ended June 30, 2025(Continued)

	BROWN ADVISORY MARYLAND BOND FUND	BROWN ADVISORY TAX-EXEMPT BOND FUND	BROWN ADVISORY TAX-EXEMPT SUSTAINABLE BOND FUND	BROWN ADVISORY MORTGAGE SECURITIES FUND
INVESTMENT INCOME
Interest Income	$6,190,455	$43,338,614	$11,817,242	$ 13,819,889
Total investment income	6,190,455	43,338,614	11,817,242	13,819,889
EXPENSES
Investment advisory fees	505,391	3,041,771	873,602	870,085
Service fees - Investor Shares (Note 3)	84,232	5,339	145,600	462
Business management fees	84,232	506,962	145,600	145,014
Administration, accounting and transfer agent fees	48,158	249,706	79,453	128,667
Miscellaneous expenses	31,635	65,227	37,026	43,048
Professional fees	29,917	64,774	33,715	36,067
Registration fees	17,888	48,885	33,394	37,111
Trustee fees	7,956	46,912	13,665	13,576
Custodian fees	5,354	31,158	9,156	25,166
Insurance fees	1,970	10,450	3,254	3,314
Interest expense and fees on floating rate note obligations	—	83,829	—	—
Total expenses	816,733	4,155,013	1,374,465	1,302,510
Net Investment Income (Loss)	5,373,722	39,183,601	10,442,777	12,517,379
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(2,776,437)	(13,150,539)	(7,176,519)	(1,814,533)
Futures contracts (Note 6)	—	—		951,680
Net realized gain (loss)	(2,776,437)	(13,150,539)	(7,176,519)	(862,853)
Net change in unrealized appreciation (depreciation) on:
Investments	397,987	(3,972,838)	2,994,537	6,132,467
Futures contracts (Note 6)	—	—	—	(591,590)
Net change in unrealized appreciation (depreciation)	397,987	(3,972,838)	2,994,537	5,540,877
Net realized and unrealized gain (Loss)	(2,378,450)	(17,123,377)	(4,181,982)	4,678,024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,995,272	$22,060,224	$6,260,795	$ 17,195,403

The accompanying notes are an integral part of these financial statements.

57

BROWN ADVISORY FUNDS
Statements of Operations
For the Year Ended June 30, 2025(Continued)

	BROWN ADVISORY - WMC STRATEGIC EUROPEAN EQUITY FUND	BROWN ADVISORY - BEUTEL GOODMAN LARGE-CAP VALUE FUND	BROWN ADVISORY - WMC JAPAN EQUITY FUND*
INVESTMENT INCOME
Dividend income	$14,536,456	$42,720,377	$3,208,241
Less: foreign taxes withheld	(1,260,264)	—	(318,884)
Interest Income	679,316	2,971,619	219,592
Total investment income	13,955,508	45,691,996	3,108,949
EXPENSES
Investment advisory fees	3,714,220	8,604,338	929,993
Business management fees	206,346	956,038	58,124
Custodian fees	106,826	60,562	66,878
Administration, accounting and transfer agent fees	105,075	423,050	31,680
Registration fees	47,964	50,892	26,342
Miscellaneous expenses	47,238	107,613	36,801
Service fees - Investor Shares (Note 3)	45,437	27,956	58
Professional fees	42,495	101,772	20,923
Trustee fees	18,110	90,948	4,229
Distribution fees - Advisor Shares (Note 3)	13,692	—	—
Service fees - Advisor Shares (Note 3)	8,215	—	—
Insurance fees	3,958	22,190	1
Total Expenses	4,359,576	10,445,359	1,175,029
Expenses waived by adviser - expense cap (Note 3)	—	—	(12,480)
Net Expenses	4,359,576	10,445,359	1,162,549
Net Investment Income (Loss)	9,595,932	35,246,637	1,946,400
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	41,876,198	14,982,562	3,418,597
Foreign currency translations	25,406	—	(247,286)
Net realized gain (loss)	41,901,604	14,982,562	3,171,311
Net change in unrealized appreciation (depreciation) on:
Investments	106,468,263	(22,012,402)	22,151,021
Foreign currency translations	180,800	—	4,735
Net change in unrealized appreciation (depreciation)	106,649,063	(22,012,402)	22,155,756
Net realized and unrealized gain (Loss)	148,550,667	(7,029,840)	25,327,067
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 158,146,599	$28,216,797	$ 27,273,467

*	Inception date of Fund was September 30, 2024. Results of operations are for the period from October 1, 2024 to June 30, 2025.
The accompanying notes are an integral part of these financial statements.

58

BROWN ADVISORY FUNDS
Statements of Changes in Net Assets

	Brown Advisory Growth Equity Fund		Brown Advisory Flexible Equity Fund
	Fiscal Year Ended June 30,
	2025	2024	2025	2024
OPERATIONS
Net investment income (loss)	$(1,844,494)	$(2,168,948)	$2,873,662	$2,882,423
Net realized gain (loss)	374,820,277	799,401,485	73,830,977	37,289,841
Net change in unrealized appreciation (depreciation)	(248,887,226)	(435,614,320)	64,613,275	154,549,573
Increase (Decrease) in Net Assets from Operations	124,088,557	361,618,217	141,317,914	194,721,837
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(191,713,498)	(106,614,685)	(20,214,575)	(8,129,121)
Investor Shares	(257,849,015)	(42,711,889)	(26,919,046)	(12,731,778)
Advisor Shares	(10,242,610)	(1,128,327)	(325,084)	(147,368)
Total Distributions from earnings	(459,805,123)	(150,454,901)	(47,458,705)	(21,008,267)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	27,630,911	154,867,016	68,379,031	68,950,789
Investor Shares	23,865,804	28,987,614	16,638,643	33,292,821
Advisor Shares	10,717,941	11,180,291	1,816,198	1,351,700
Reinvestment of distributions:
Institutional Shares	154,769,055	99,969,257	13,034,043	5,190,025
Investor Shares	206,503,060	36,922,572	17,158,576	7,923,735
Advisor Shares	8,562,473	885,281	277,765	127,562
Redemption of shares:
Institutional Shares	(272,687,028)	(1,723,801,021)	(59,080,109)	(24,084,013)
Investor Shares	(308,792,852)	(204,167,045)	(46,210,251)	(46,482,100)
Advisor Shares	(14,447,622)	(10,339,925)	(1,046,250)	(781,915)
Redemption fees:
Institutional Shares	22,112	3,852	1,399	1,024
Investor Shares	27,360	1,715	1,913	1,713
Advisor Shares	932	40	25	21
Increase (Decrease) from Capital Share Transactions	(163,827,854)	(1,605,490,353)	10,970,983	45,491,362
Increase (Decrease) in Net Assets	(499,544,420)	(1,394,327,037)	104,830,192	219,204,932
NET ASSETS
Beginning of period	1,144,404,469	2,538,731,506	926,396,606	707,191,674
End of period	$644,860,049	$1,144,404,469	$1,031,226,798	$926,396,606
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	1,199,000	5,804,597	1,648,325	1,899,274
Investor Shares	1,133,463	1,069,616	404,030	956,010
Advisor Shares	648,088	469,950	46,452	38,288
Reinvestment of distributions:
Institutional Shares	8,531,921	3,786,715	306,836	151,142
Investor Shares	11,971,192	1,434,443	405,268	231,877
Advisor Shares	607,699	38,028	6,605	3,751
Redemption of shares:
Institutional Shares	(11,550,406)	(61,339,233)	(1,415,754)	(690,389)
Investor Shares	(14,739,257)	(7,609,771)	(1,114,809)	(1,340,542)
Advisor Shares	(990,180)	(439,355)	(25,651)	(22,262)
Increase (decrease) in shares outstanding	(3,188,480)	(56,785,010)	261,302	1,227,149

The accompanying notes are an integral part of these financial statements.

59

BROWN ADVISORY FUNDS
Statements of Changes in Net Assets(Continued)

	Brown Advisory Sustainable Growth Fund		Brown Advisory Mid-Cap Growth Fund
	Fiscal Year Ended June 30,
	2025	2024	2025	2024
OPERATIONS
Net investment income (loss)	$(13,350,917)	$(9,019,452)	$(293,935)	$(246,009)
Net realized gain (loss)	1,092,130,280	438,620,143	21,206,546	9,062,653
Net change in unrealized appreciation (depreciation)	(144,787,956)	1,727,039,131	(6,254,201)	4,375,232
Increase (Decrease) in Net Assets from Operations	933,991,407	2,156,639,822	14,658,410	13,191,876
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(342,901,666)	(633,798)	—	—
Investor Shares	(133,279,990)	—	—	—
Advisor Shares	(22,893,830)	—	—	—
Total Distributions from earnings	(499,075,486)	(633,798)	—	—
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	1,182,844,474	1,917,817,384	9,867,423	17,918,626
Investor Shares	379,131,057	633,488,241	1,121,656	2,651,464
Advisor Shares	36,536,239	60,492,485	—	—
Reinvestment of distributions:
Institutional Shares	253,752,368	415,944	—	—
Investor Shares	124,171,709	—	—	—
Advisor Shares	20,510,704	—	—	—
Redemption of shares:
Institutional Shares	(2,196,433,036)	(1,718,053,838)	(18,893,329)	(30,451,794)
Investor Shares	(1,066,330,187)	(673,243,513)	(31,147,571)	(2,765,430)
Advisor Shares	(95,237,119)	(76,037,156)	—	—
Redemption fees:
Institutional Shares	22,039	18,889	427	9
Investor Shares	8,263	7,588	8	3
Advisor Shares	1,400	1,255	—	—
Increase (Decrease) from Capital Share Transactions	(1,361,022,089)	144,907,279	(39,051,386)	(12,647,122)
Increase (Decrease) in Net Assets	(926,106,168)	2,300,913,303	(24,392,976)	544,754
NET ASSETS
Beginning of period	9,953,876,192	7,652,962,889	96,923,868	96,379,114
End of period	$9,027,770,024	$9,953,876,192	$72,530,892	$96,923,868
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	21,875,812	39,896,249	590,696	1,350,814
Investor Shares	7,058,545	13,252,830	71,820	183,606
Advisor Shares	703,450	1,395,798	—	—
Reinvestment of distributions:
Institutional Shares	4,461,972	8,635	—	—
Investor Shares	2,230,897	—	—	—
Advisor Shares	381,453	—	—	—
Redemption of shares:
Institutional Shares	(40,533,485)	(35,179,424)	(1,127,695)	(2,199,885)
Investor Shares	(20,066,781)	(13,958,355)	(1,800,803)	(192,488)
Advisor Shares	(1,890,935)	(1,722,429)	—	—
Increase (decrease) in shares outstanding	(25,779,072)	3,693,304	(2,265,982)	(857,953)

The accompanying notes are an integral part of these financial statements.

60

BROWN ADVISORY FUNDS
Statements of Changes in Net Assets(Continued)

	Brown Advisory Small-Cap Growth Fund		Brown Advisory Small-Cap Fundamental Value Fund
	Fiscal Year Ended June 30,
	2025	2024	2025	2024
OPERATIONS
Net investment income (loss)	$(6,641,746)	$(4,127,980)	$10,119,013	$9,982,536
Net realized gain (loss)	152,373,024	105,416,039	158,915,432	156,455,112
Net change in unrealized appreciation (depreciation)	(114,472,526)	(43,293,407)	(115,844,686)	21,293,340
Increase (Decrease) in Net Assets from Operations	31,258,752	57,994,652	53,189,759	187,730,988
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(38,524,053)	—	(114,272,275)	(38,971,460)
Investor Shares	(42,930,108)	—	(95,475,678)	(36,311,622)
Advisor Shares	(442,251)	—	(376,775)	(186,263)
Total Distributions from earnings	(81,896,412)	—	(210,124,728)	(75,469,345)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	85,345,430	226,319,186	117,871,522	149,333,601
Investor Shares	66,950,868	143,478,279	45,388,613	47,591,769
Advisor Shares	500,929	1,344,015	31,152	896,280
Reinvestment of distributions:
Institutional Shares	30,028,509	—	67,547,544	24,734,303
Investor Shares	34,570,233	—	57,607,026	24,239,860
Advisor Shares	364,416	—	359,801	179,554
Redemption of shares:
Institutional Shares	(386,485,998)	(812,197,912)	(192,892,531)	(94,919,377)
Investor Shares	(467,255,571)	(235,211,167)	(113,875,715)	(91,783,890)
Advisor Shares	(1,734,745)	(3,051,675)	(1,937,957)	(470,397)
Redemption fees:
Institutional Shares	1,928	664	873	1,348
Investor Shares	1,713	443	751	1,233
Advisor Shares	25	4	3	7
Increase (Decrease) from Capital Share Transactions	(637,712,263)	(679,318,163)	(19,898,918)	59,804,291
Increase (Decrease) in Net Assets	(688,349,923)	(621,323,511)	(176,833,887)	172,065,934
NET ASSETS
Beginning of period	1,620,616,853	2,241,940,364	1,354,832,027	1,182,766,093
End of period	$932,266,930	$1,620,616,853	$1,177,998,140	$1,354,832,027
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	1,878,589	5,113,312	4,049,300	5,063,383
Investor Shares	2,935,756	6,584,618	1,563,530	1,631,173
Advisor Shares	23,178	64,569	1,088	30,928
Reinvestment of distributions:
Institutional Shares	640,403	—	2,227,110	862,977
Investor Shares	1,486,252	—	1,902,688	849,598
Advisor Shares	16,617	—	12,037	6,340
Redemption of shares:
Institutional Shares	(8,696,507)	(17,843,609)	(6,988,893)	(3,280,665)
Investor Shares	(21,912,379)	(10,585,282)	(4,045,311)	(3,164,142)
Advisor Shares	(81,855)	(147,723)	(65,205)	(16,532)
Increase (decrease) in shares outstanding	(23,709,946)	(16,814,115)	(1,343,656)	1,983,060

The accompanying notes are an integral part of these financial statements.

61

BROWN ADVISORY FUNDS
Statements of Changes in Net Assets(Continued)

	Brown Advisory Sustainable Small-Cap Core Fund		Brown Advisory Sustainable Value Fund
	Fiscal Year Ended June 30,
	2025	2024	2025	2024
OPERATIONS
Net investment income (loss)	$152,403	$107,465	$1,761,577	$977,259
Net realized gain (loss)	487,721	3,440,884	2,032,574	282,853
Net change in unrealized appreciation (depreciation)	4,762,026	2,717,993	13,274,467	13,190,651
Increase (Decrease) in Net Assets from Operations	5,402,150	6,266,342	17,068,618	14,450,763
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(671,378)	(104,328)	(2,788,977)	(656,605)
Investor Shares	(50,008)	(182)	(19,486)	(2,992)
Total Distributions from earnings	(721,386)	(104,510)	(2,808,463)	(659,597)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	34,388,090	18,805,048	64,934,572	36,959,292
Investor Shares	3,033,559	5,434,563	811,349	521,702
Reinvestment of distributions:
Institutional Shares	268,090	28,260	1,119,990	118,098
Investor Shares	49,986	179	9,693	20
Redemption of shares:
Institutional Shares	(16,488,544)	(6,313,716)	(22,054,797)	(1,342,824)
Investor Shares	(3,459,901)	(640,657)	(839,804)	(117,377)
Redemption fees:
Institutional Shares	4	—	—	50
Investor Shares	—	—	—	—
Increase (Decrease) from Capital Share Transactions	17,791,284	17,313,677	43,981,003	36,138,961
Increase (Decrease) in Net Assets	22,472,048	23,475,509	58,241,158	49,930,127
NET ASSETS
Beginning of period	76,950,879	53,475,370	100,400,756	50,470,629
End of period	$99,422,927	$76,950,879	$158,641,914	$100,400,756
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	3,388,244	2,052,148	5,057,739	3,227,009
Investor Shares	304,464	569,073	61,876	45,587
Reinvestment of distributions:
Institutional Shares	25,609	2,898	85,098	10,659
Investor Shares	4,817	18	742	2
Redemption of shares:
Institutional Shares	(1,647,207)	(704,569)	(1,700,173)	(117,948)
Investor Shares	(348,134)	(67,726)	(64,414)	(10,096)
Increase (decrease) in shares outstanding	1,727,793	1,851,842	3,440,868	3,155,213

The accompanying notes are an integral part of these financial statements.

62

BROWN ADVISORY FUNDS
Statements of Changes in Net Assets(Continued)

	Brown Advisory Global Leaders Fund		Brown Advisory Sustainable International Leaders Fund
	Fiscal Year Ended June 30,
	2025	2024	2025	2024
OPERATIONS
Net investment income (loss)	$12,180,541	$10,532,245	$350,001	$359,474
Net realized gain (loss)	76,565,073	47,039,773	1,038,297	(121,927)
Net change in unrealized appreciation (depreciation)	254,958,749	227,574,950	4,432,432	1,265,011
Increase (Decrease) in Net Assets from Operations	343,704,363	285,146,968	5,820,730	1,502,558
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(10,854,902)	(8,537,871)	(376,141)	(147,645)
Investor Shares	(105,331)	(236,099)	(19,395)	(6,044)
Total Distributions from earnings	(10,960,233)	(8,773,970)	(395,536)	(153,689)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	343,737,328	348,669,548	12,713,628	14,282,825
Investor Shares	12,518,373	7,733,420	215,487	468,155
Reinvestment of distributions:
Institutional Shares	2,932,684	2,087,276	139,020	50,961
Investor Shares	88,388	218,403	19,395	6,045
Redemption of shares:
Institutional Shares	(212,150,869)	(95,537,188)	(14,086,090)	(1,588,061)
Investor Shares	(21,238,483)	(59,661,836)	(1,198,561)	(121,909)
Redemption fees:
Institutional Shares	1,619	50	—	—
Investor Shares	22	3	—	—
Increase (Decrease) from Capital Share Transactions	125,889,062	203,509,676	(2,197,121)	13,098,016
Increase (Decrease) in Net Assets	458,633,192	479,882,674	3,228,073	14,446,885
NET ASSETS
Beginning of period	1,959,030,248	1,479,147,574	38,793,612	24,346,727
End of period	$2,417,663,440	$1,959,030,248	$42,021,685	$38,793,612
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	12,545,452	14,969,600	1,136,431	1,414,331
Investor Shares	442,394	327,249	19,590	46,767
Reinvestment of distributions:
Institutional Shares	107,899	88,481	12,998	4,877
Investor Shares	3,262	9,286	1,825	580
Redemption of shares:
Institutional Shares	(7,754,293)	(4,094,157)	(1,250,502)	(152,791)
Investor Shares	(753,716)	(2,611,070)	(109,235)	(11,634)
Increase (decrease) in shares outstanding	4,590,998	8,689,389	(188,893)	1,302,130

The accompanying notes are an integral part of these financial statements.

63

BROWN ADVISORY FUNDS
Statements of Changes in Net Assets(Continued)

	Brown Advisory Intermediate Income Fund		Brown Advisory Sustainable Bond Fund
	Fiscal Year Ended June 30,
	2025	2024	2025	2024
OPERATIONS
Net investment income (loss)	$4,544,801	$3,973,687	$25,698,314	$24,756,275
Net realized gain (loss)	(2,915,916)	(3,255,623)	(5,773,575)	(26,803,620)
Net change in unrealized appreciation (depreciation)	5,698,101	2,369,173	11,374,572	9,559,118
Increase (Decrease) in Net Assets from Operations	7,326,986	3,087,237	31,299,311	7,511,773
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	—	—	(25,512,359)	(24,488,981)
Investor Shares	(4,461,623)	(3,869,544)	(318,340)	(462,293)
Advisor Shares	(88,449)	(99,330)	—	—
Total Distributions from earnings	(4,550,072)	(3,968,874)	(25,830,699)	(24,951,274)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	—	—	163,113,676	186,255,910
Investor Shares	27,835,948	17,654,002	2,852,804	3,400,933
Advisor Shares	423,407	402,279	—	—
Reinvestment of distributions:
Institutional Shares	—	—	7,483,922	6,436,616
Investor Shares	996,948	949,314	285,547	433,724
Advisor Shares	83,764	94,024	—	—
Redemption of shares:
Institutional Shares	—	—	(156,539,855)	(348,925,269)
Investor Shares	(18,151,384)	(27,262,957)	(5,101,558)	(8,137,193)
Advisor Shares	(1,787,067)	(331,615)	—	—
Redemption fees:
Institutional Shares	—	—	1,796	75
Investor Shares	476	—	26	1
Advisor Shares	12	—	—	—
Increase (Decrease) from Capital Share Transactions	9,402,104	(8,494,953)	12,096,358	(160,535,203)
Increase (Decrease) in Net Assets	12,179,018	(9,376,590)	17,564,970	(177,974,704)
NET ASSETS
Beginning of period	116,403,654	125,780,244	558,246,407	736,221,111
End of period	$128,582,672	$116,403,654	$575,811,377	$558,246,407
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	—	—	19,127,845	22,147,561
Investor Shares	2,850,714	1,843,538	336,708	401,555
Advisor Shares	45,004	43,045	—	—
Reinvestment of distributions:
Institutional Shares	—	—	880,775	767,017
Investor Shares	102,573	99,893	33,564	51,625
Advisor Shares	8,826	10,131	—	—
Redemption of shares:
Institutional Shares	—	—	(18,473,267)	(41,474,248)
Investor Shares	(1,860,634)	(2,869,971)	(600,073)	(967,957)
Advisor Shares	(190,630)	(36,039)	—	—
Increase (decrease) in shares outstanding	955,853	(909,403)	1,305,552	(19,074,447)

The accompanying notes are an integral part of these financial statements.

64

BROWN ADVISORY FUNDS
Statements of Changes in Net Assets(Continued)

	Brown Advisory Maryland Bond Fund		Brown Advisory Tax-Exempt Bond Fund
	Fiscal Year Ended June 30,
	2025	2024	2025	2024
OPERATIONS
Net investment income (loss)	$5,373,722	$4,825,390	$39,183,601	$33,862,821
Net realized gain (loss)	(2,776,437)	(229,059)	(13,150,539)	(7,992,587)
Net change in unrealized appreciation (depreciation)	397,987	1,347,397	(3,972,838)	11,058,646
Increase (Decrease) in Net Assets from Operations	2,995,272	5,943,728	22,060,224	36,928,880
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	—	—	(39,486,775)	(33,901,558)
Investor Shares	(5,785,999)	(5,293,681)	(414,946)	(364,922)
Total Distributions from earnings	(5,785,999)	(5,293,681)	(39,901,721)	(34,266,480)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	—	—	367,248,793	462,186,030
Investor Shares	31,300,424	43,965,536	5,214,510	5,844,870
Reinvestment of distributions:
Institutional Shares	—	—	7,605,036	6,335,010
Investor Shares	967,026	955,621	366,798	262,301
Redemption of shares:
Institutional Shares	—	—	(258,670,892)	(349,068,471)
Investor Shares	(33,854,770)	(40,870,616)	(3,805,129)	(4,439,792)
Redemption fees:
Institutional Shares	—	—	—	138
Investor Shares	—	—	—	2
Increase (Decrease) from Capital Share Transactions	(1,587,320)	4,050,541	117,959,116	121,120,088
Increase (Decrease) in Net Assets	(4,378,047)	4,700,588	100,117,619	123,782,488
NET ASSETS
Beginning of period	168,661,906	163,961,318	919,823,529	796,041,041
End of period	$164,283,859	$168,661,906	$1,019,941,148	$919,823,529
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	—	—	39,483,833	50,313,735
Investor Shares	3,180,589	4,522,052	561,326	627,451
Reinvestment of distributions:
Institutional Shares	—	—	817,956	685,667
Investor Shares	98,420	97,878	39,439	28,354
Redemption of shares:
Institutional Shares	—	—	(28,057,817)	(38,209,731)
Investor Shares	(3,435,667)	(4,218,167)	(412,441)	(479,861)
Increase (decrease) in shares outstanding	(156,658)	401,763	12,432,296	12,965,615

The accompanying notes are an integral part of these financial statements.

65

BROWN ADVISORY FUNDS
Statements of Changes in Net Assets(Continued)

	Brown Advisory Tax-Exempt Sustainable Bond Fund		Brown Advisory Mortgage Securities Fund
	Fiscal Year Ended June 30,
	2025	2024	2025	2024
OPERATIONS
Net investment income (loss)	$10,442,777	$10,387,164	$12,517,379	$11,905,373
Net realized gain (loss)	(7,176,519)	(463,917)	(862,853)	(8,983,161)
Net change in unrealized appreciation (depreciation)	2,994,537	297,427	5,540,877	2,651,006
Increase (Decrease) in Net Assets from Operations	6,260,795	10,220,674	17,195,403	5,573,218
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	—	—	(12,826,285)	(12,109,609)
Investor Shares	(10,442,805)	(10,387,080)	(38,968)	(41,372)
Total Distributions from earnings	(10,442,805)	(10,387,080)	(12,865,253)	(12,150,981)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	—	—	41,600,493	46,426,497
Investor Shares	89,777,141	132,387,588	863,223	8,520
Reinvestment of distributions:
Institutional Shares	—	—	3,492,985	2,754,137
Investor Shares	2,176,514	2,249,883	32,436	33,978
Redemption of shares:
Institutional Shares	—	—	(45,597,034)	(59,755,895)
Investor Shares	(77,045,306)	(142,449,679)	(990,822)	(626,992)
Redemption fees:
Institutional Shares	—	—	39	—
Investor Shares	6,046	—	—	—
Increase (Decrease) from Capital Share Transactions	14,914,395	(7,812,208)	(598,680)	(11,159,755)
Increase (Decrease) in Net Assets	10,732,385	(7,978,614)	3,731,470	(17,737,518)
NET ASSETS
Beginning of period	281,014,055	288,992,669	285,945,246	303,682,764
End of period	$291,746,440	$281,014,055	$289,676,716	$285,945,246
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	—	—	4,567,684	5,210,736
Investor Shares	10,015,551	14,920,755	96,786	942
Reinvestment of distributions:
Institutional Shares	—	—	386,861	310,059
Investor Shares	240,909	251,062	3,582	3,813
Redemption of shares:
Institutional Shares	—	—	(5,046,948)	(6,667,153)
Investor Shares	(8,618,576)	(15,968,306)	(110,417)	(70,705)
Increase (decrease) in shares outstanding	1,637,884	(796,489)	(102,452)	(1,212,308)

The accompanying notes are an integral part of these financial statements.

66

BROWN ADVISORY FUNDS
Statements of Changes in Net Assets(Continued)

	Brown Advisory - WMC Strategic European Equity Fund
	Fiscal Year Ended June 30,
	2025	2024
OPERATIONS
Net investment income (loss)	$9,595,932	$5,954,714
Net realized gain (loss)	41,901,604	16,309,980
Net change in unrealized appreciation (depreciation)	106,649,063	21,218,110
Increase (Decrease) in Net Assets from Operations	158,146,599	43,482,804
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(16,478,230)	(3,510,805)
Investor Shares	(780,414)	(130,207)
Advisor Shares	(146,124)	(25,691)
Total Distributions from earnings	(17,404,768)	(3,666,703)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	207,302,542	78,166,747
Investor Shares	90,082,427	6,422,066
Advisor Shares	16,325,526	321,449
Reinvestment of distributions:
Institutional Shares	9,270,962	918,481
Investor Shares	699,928	113,737
Advisor Shares	135,130	23,393
Redemption of shares:
Institutional Shares	(76,485,107)	(32,862,868)
Investor Shares	(28,319,129)	(10,419,620)
Advisor Shares	(2,783,878)	(432,855)
Redemption fees:
Institutional Shares	6,707	262
Investor Shares	928	14
Advisor Shares	164	3
Increase (Decrease) from Capital Share Transactions	216,236,200	42,250,809
Increase (Decrease) in Net Assets	356,978,031	82,066,910
NET ASSETS
Beginning of period	327,084,729	245,017,819
End of period	$684,062,760	$327,084,729
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	13,350,689	6,276,815
Investor Shares	5,760,933	504,438
Advisor Shares	1,021,020	25,622
Reinvestment of distributions:
Institutional Shares	680,125	74,191
Investor Shares	51,976	9,209
Advisor Shares	10,183	1,922
Redemption of shares:
Institutional Shares	(5,129,185)	(2,603,761)
Investor Shares	(1,777,712)	(823,963)
Advisor Shares	(174,937)	(35,900)
Increase (decrease) in shares outstanding	13,793,092	3,428,573

The accompanying notes are an integral part of these financial statements.

67

BROWN ADVISORY FUNDS
Statements of Changes in Net Assets(Continued)

	Brown Advisory - Beutel Goodman Large-Cap Value Fund		Brown Advisory - WMC Japan Equity Fund
	Fiscal Year Ended June 30,
	2025	2024	2025*
OPERATIONS
Net investment income (loss)	$35,246,637	$32,200,711	$1,946,400
Net realized gain (loss)	14,982,562	84,311,860	3,171,311
Net change in unrealized appreciation (depreciation)	(22,012,402)	124,368,434	22,155,756
Increase (Decrease) in Net Assets from Operations	28,216,797	240,881,005	27,273,467
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(149,863,011)	(30,358,502)	—
Investor Shares	(1,445,079)	(181,162)	—
Total Distributions from earnings	(151,308,090)	(30,539,664)	—
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	250,474,920	308,668,113	284,640,349
Investor Shares	4,667,458	14,863,174	115,016
Reinvestment of distributions:
Institutional Shares	98,185,457	8,737,382	—
Investor Shares	1,315,220	160,124	—
Redemption of shares:
Institutional Shares	(467,292,327)	(299,601,925)	(5,720,933)
Investor Shares	(3,385,388)	(2,218,935)	—
Redemption fees:
Institutional Shares	3,481	1,008	—
Investor Shares	34	9	—
Increase (Decrease) from Capital Share Transactions	(116,031,145)	30,608,950	279,034,432
Increase (Decrease) in Net Assets	(239,122,438)	240,950,291	306,307,899
NET ASSETS
Beginning of period	1,907,548,196	1,666,597,905	—
End of period	$1,668,425,758	$1,907,548,196	$306,307,899
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	16,480,798	21,912,528	28,710,218
Investor Shares	304,285	1,034,015	11,668
Reinvestment of distributions:
Institutional Shares	6,387,115	614,876	—
Investor Shares	86,271	11,300	—
Redemption of shares:
Institutional Shares	(32,146,777)	(21,661,249)	(593,396)
Investor Shares	(231,772)	(148,924)	—
Increase (decrease) in shares outstanding	(9,120,080)	1,762,546	28,128,490

*	Inception date of Fund was September 30, 2024. Results of operations are for the period from October 1, 2024 to June 30, 2025.
The accompanying notes are an integral part of these financial statements.

68

Financial Highlights

			From Investment Operations(a)			Distributions to Shareholders From				Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
BROWN ADVISORY GROWTH EQUITY FUND:
Institutional Shares*
07/01/24	06/30/25	$29.96	(0.03)	3.90	3.87	—	(15.12)	(15.12)	$18.71	14.50%	$283,774	(0.12)%	0.71%	0.71%	27%
07/01/23	06/30/24	26.74	(0.02)	5.04	5.02	—	(1.80)	(1.80)	29.96	19.68	508,835	(0.06)	0.68	0.68	33
07/01/22	06/30/23	23.82	(0.03)	4.59	4.56	—	(1.64)	(1.64)	26.74	20.22	1,837,801	(0.14)	0.68	0.68	21
07/01/21	06/30/22	37.39	(0.09)	(9.01)	(9.10)	—	(4.47)	(4.47)	23.82	(27.88)	1,611,983	(0.26)	0.66	0.66	21
07/01/20	06/30/21	29.05	(0.06)	10.02	9.96	—	(1.62)	(1.62)	37.39	35.14	2,321,278	(0.19)	0.67	0.67	25
Investor Shares*
07/01/24	06/30/25	29.18	(0.06)	3.78	3.72	—	(15.12)	(15.12)	17.78	14.34	347,796	(0.27)	0.86	0.86	27
07/01/23	06/30/24	26.12	(0.06)	4.92	4.86	—	(1.80)	(1.80)	29.18	19.53	618,412	(0.21)	0.83	0.83	33
07/01/22	06/30/23	23.35	(0.07)	4.48	4.41	—	(1.64)	(1.64)	26.12	20.03	687,058	(0.29)	0.83	0.83	21
07/01/21	06/30/22	36.79	(0.13)	(8.84)	(8.97)	—	(4.47)	(4.47)	23.35	(28.02)	704,341	(0.41)	0.81	0.81	21
07/01/20	06/30/21	28.64	(0.11)	9.88	9.77	—	(1.62)	(1.62)	36.79	34.98	1,174,666	(0.34)	0.82	0.82	25
Advisor Shares*
07/01/24	06/30/25	26.36	(0.10)	3.36	3.26	—	(15.12)	(15.12)	14.50	14.04	13,290	(0.52)	1.11	1.11	27
07/01/23	06/30/24	23.82	(0.11)	4.45	4.34	—	(1.80)	(1.80)	26.36	19.22	17,158	(0.46)	1.08	1.08	33
07/01/22	06/30/23	21.48	(0.12)	4.10	3.98	—	(1.64)	(1.64)	23.82	19.76	13,873	(0.54)	1.08	1.08	21
07/01/21	06/30/22	34.27	(0.20)	(8.12)	(8.32)	—	(4.47)	(4.47)	21.48	(28.20)	13,940	(0.66)	1.06	1.06	21
07/01/20	06/30/21	26.84	(0.18)	9.23	9.05	—	(1.62)	(1.62)	34.27	34.63	34,042	(0.59)	1.07	1.07	25
BROWN ADVISORY FLEXIBLE EQUITY FUND:
Institutional Shares*
07/01/24	06/30/25	39.64	0.16	5.88	6.04	(0.16)	(1.87)	(2.03)	43.65	15.41	438,173	0.38	0.52	0.52	17
07/01/23	06/30/24	31.94	0.16	8.51	8.67	(0.12)	(0.85)	(0.97)	39.64	27.63	376,594	0.46	0.53	0.53	15
07/01/22	06/30/23	27.31	0.13	5.55	5.68	(0.13)	(0.92)	(1.05)	31.94	21.44	259,933	0.45	0.54	0.54	12
07/01/21	06/30/22	34.26	0.09	(5.71)	(5.62)	(0.06)	(1.27)	(1.33)	27.31	(17.18)	196,675	0.29	0.53	0.53	10
07/01/20	06/30/21	24.36	0.07	10.76	10.83	(0.09)	(0.84)	(0.93)	34.26	45.26	201,849	0.25	0.54	0.54	13
Investor Shares*
07/01/24	06/30/25	39.51	0.10	5.86	5.96	(0.11)	(1.87)	(1.98)	43.49	15.22	583,865	0.23	0.67	0.67	17
07/01/23	06/30/24	31.84	0.11	8.49	8.60	(0.08)	(0.85)	(0.93)	39.51	27.46	542,524	0.31	0.68	0.68	15
07/01/22	06/30/23	27.20	0.08	5.54	5.62	(0.06)	(0.92)	(0.98)	31.84	21.24	442,013	0.30	0.69	0.69	12
07/01/21	06/30/22	34.16	0.04	(5.70)	(5.66)	(0.03)	(1.27)	(1.30)	27.20	(17.32)	400,090	0.14	0.68	0.68	10
07/01/20	06/30/21	24.31	0.03	10.73	10.76	(0.07)	(0.84)	(0.91)	34.16	45.05	500,233	0.10	0.69	0.69	13
Advisor Shares*
07/01/24	06/30/25	39.31	(0.01)	5.83	5.82	(0.04)	(1.87)	(1.91)	43.22	14.93	9,188	(0.02)	0.92	0.92	17
07/01/23	06/30/24	31.72	0.02	8.45	8.47	(0.03)	(0.85)	(0.88)	39.31	27.13	7,279	0.06	0.93	0.93	15
07/01/22	06/30/23	27.11	0.01	5.52	5.53	—	(0.92)	(0.92)	31.72	20.93	5,245	0.05	0.94	0.94	12
07/01/21	06/30/22	34.10	(0.04)	(5.68)	(5.72)	—	(1.27)	(1.27)	27.11	(17.51)	4,471	(0.11)	0.93	0.93	10
07/01/20	06/30/21	24.30	(0.04)	10.72	10.68	(0.04)	(0.84)	(0.88)	34.10	44.69	5,965	(0.15)	0.94	0.94	13
BROWN ADVISORY SUSTAINABLE GROWTH FUND:
Institutional Shares*
07/01/24	06/30/25	54.91	(0.05)	6.04	5.99	—	(2.88)	(2.88)	58.02	11.02	6,380,925	(0.08)	0.60	0.60	32
07/01/23	06/30/24	43.08	(0.02)	11.86	11.84	(0.01)	—	(0.01)	54.91	27.47	6,818,542	(0.04)	0.60	0.60	35
07/01/22	06/30/23	35.42	0.03	7.63	7.66	(0.00)	—	(0.00)	43.08	21.63	5,145,711	0.08	0.63	0.63	13
07/01/21	06/30/22	44.56	(0.04)	(8.19)	(8.23)	—	(0.91)	(0.91)	35.42	(19.02)	3,378,590	(0.10)	0.63	0.63	19
07/01/20	06/30/21	31.96	(0.03)	12.63	12.60	—	—	—	44.56	39.42	3,364,728	(0.08)	0.65	0.65	23
Investor Shares*
07/01/24	06/30/25	53.84	(0.13)	5.91	5.78	—	(2.88)	(2.88)	56.74	10.84	2,233,632	(0.23)	0.75	0.75	32
07/01/23	06/30/24	42.29	(0.09)	11.64	11.55	—	—	—	53.84	27.31	2,699,561	(0.19)	0.75	0.75	35
07/01/22	06/30/23	34.83	(0.02)	7.48	7.46	—	—	—	42.29	21.42	2,150,632	(0.07)	0.78	0.78	13
07/01/21	06/30/22	43.90	(0.11)	(8.05)	(8.16)	—	(0.91)	(0.91)	34.83	(19.15)	1,714,513	(0.25)	0.78	0.78	19
07/01/20	06/30/21	31.52	(0.09)	12.47	12.38	—	—	—	43.90	39.28	1,849,429	(0.23)	0.80	0.80	23

The accompanying notes are an integral part of these financial statements.

69

Financial Highlights(Continued)

			From Investment Operations(a)			Distributions to Shareholders From				Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
BROWN ADVISORY SUSTAINABLE GROWTH FUND:
Advisor Shares*
07/01/24	06/30/25	$52.15	(0.25)	5.72	5.47	—	(2.88)	(2.88)	$54.74	10.59%	$413,213	(0.48)%	1.00%	1.00%	32%
07/01/23	06/30/24	41.08	(0.20)	11.27	11.07	—	—	—	52.15	26.95	435,773	(0.44)	1.00	1.00	35
07/01/22	06/30/23	33.91	(0.11)	7.28	7.17	—	—	—	41.08	21.14	356,620	(0.32)	1.03	1.03	13
07/01/21	06/30/22	42.87	(0.21)	(7.84)	(8.05)	—	(0.91)	(0.91)	33.91	(19.35)	298,972	(0.50)	1.03	1.03	19
07/01/20	06/30/21	30.86	(0.18)	12.19	12.01	—	—	—	42.87	38.92	444,064	(0.48)	1.05	1.05	23
BROWN ADVISORY MID-CAP GROWTH FUND:
Institutional Shares*
07/01/24	06/30/25	15.50	(0.05)	2.65	2.60	—	—	—	18.10	16.77	71,081	(0.33)	0.82	0.85	73
07/01/23	06/30/24	13.55	(0.03)	1.98	1.95	—	—	—	15.50	14.48	69,167	(0.22)	0.82	0.84	63
07/01/22	06/30/23	12.29	(0.04)	2.11	2.07	—	(0.81)	(0.81)	13.55	17.38	71,960	(0.28)	0.82	0.83	55
07/01/21	06/30/22	19.86	(0.09)	(5.73)	(5.82)	—	(1.75)	(1.75)	12.29	(31.54)	94,754	(0.52)	0.79	0.79	48
07/01/20	06/30/21	13.86	(0.08)	6.08	6.00	—	—	—	19.86	43.03	159,180	(0.44)	0.76	0.79	48
Investor Shares*
07/01/24	06/30/25	15.33	(0.08)	2.64	2.56	—	—	—	17.89	16.70	1,450	(0.48)	0.97	1.00	73
07/01/23	06/30/24	13.42	(0.05)	1.96	1.91	—	—	—	15.33	14.23	27,757	(0.37)	0.97	0.99	63
07/01/22	06/30/23	12.20	(0.05)	2.08	2.03	—	(0.81)	(0.81)	13.42	17.26	24,419	(0.43)	0.97	0.98	55
07/01/21	06/30/22	19.76	(0.11)	(5.70)	(5.81)	—	(1.75)	(1.75)	12.20	(31.70)	22,897	(0.67)	0.94	0.94	48
07/01/20	06/30/21	13.81	(0.10)	6.05	5.95	—	—	—	19.76	42.90	33,381	(0.59)	0.91	0.94	48
BROWN ADVISORY SMALL-CAP GROWTH FUND:
Institutional Shares*
07/01/24	06/30/25	45.51	(0.18)	2.27	2.09	—	(2.60)	(2.60)	45.00	4.37	514,753	(0.40)	0.95	0.95	28
07/01/23	06/30/24	44.48	(0.06)	1.09	1.03	—	—	—	45.51	2.32	801,675	(0.14)	0.95	0.95	28
07/01/22	06/30/23	41.98	(0.06)	5.88	5.82	—	(3.32)	(3.32)	44.48	14.33	1,349,940	(0.13)	0.96	0.96	29
07/01/21	06/30/22	63.00	(0.32)	(13.47)	(13.79)	—	(7.23)	(7.23)	41.98	(24.11)	1,165,292	(0.59)	0.95	0.95	27
07/01/20	06/30/21	44.31	(0.34)	19.48	19.14	—	(0.45)	(0.45)	63.00	43.31	1,758,121	(0.61)	0.95	0.95	32
Investor Shares*
07/01/24	06/30/25	22.59	(0.12)	1.13	1.01	—	(1.29)	(1.29)	22.31	4.24	410,466	(0.55)	1.10	1.10	28
07/01/23	06/30/24	22.12	(0.06)	0.53	0.47	—	—	—	22.59	2.12	810,889	(0.29)	1.10	1.10	28
07/01/22	06/30/23	20.91	(0.06)	2.92	2.86	—	(1.65)	(1.65)	22.12	14.17	882,356	(0.28)	1.11	1.11	29
07/01/21	06/30/22	31.42	(0.20)	(6.71)	(6.91)	—	(3.60)	(3.60)	20.91	(24.23)	707,378	(0.74)	1.10	1.10	27
07/01/20	06/30/21	22.13	(0.21)	9.72	9.51	—	(0.22)	(0.22)	31.42	43.11	822,075	(0.76)	1.10	1.10	32
Advisor Shares*
07/01/24	06/30/25	21.32	(0.17)	1.07	0.90	—	(1.22)	(1.22)	21.00	3.97	7,048	(0.80)	1.35	1.35	28
07/01/23	06/30/24	20.93	(0.11)	0.50	0.39	—	—	—	21.32	1.86	8,053	(0.54)	1.35	1.35	28
07/01/22	06/30/23	19.83	(0.11)	2.78	2.67	—	(1.57)	(1.57)	20.93	13.91	9,644	(0.53)	1.36	1.36	29
07/01/21	06/30/22	29.88	(0.26)	(6.37)	(6.63)	—	(3.42)	(3.42)	19.83	(24.44)	9,309	(0.99)	1.35	1.35	27
07/01/20	06/30/21	21.10	(0.26)	9.25	8.99	—	(0.21)	(0.21)	29.88	42.74	14,939	(1.01)	1.35	1.35	32
BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND:
Institutional Shares*
07/01/24	06/30/25	30.30	0.24	1.37	1.61	(0.46)	(4.28)	(4.74)	27.17	3.93	630,241	0.81	0.95	0.95	39
07/01/23	06/30/24	27.68	0.25	4.16	4.41	(0.21)	(1.58)	(1.79)	30.30	16.33	724,560	0.86	0.95	0.95	44
07/01/22	06/30/23	26.09	0.20	3.09	3.29	(0.13)	(1.57)	(1.70)	27.68	12.67	588,594	0.71	0.95	0.95	35
07/01/21	06/30/22	29.65	0.09	(3.45)	(3.36)	(0.10)	(0.10)	(0.20)	26.09	(11.45)	562,382	0.29	0.95	0.95	27
07/01/20	06/30/21	19.25	0.11	10.44	10.55	(0.15)	—	(0.15)	29.65	54.97	591,096	0.43	0.95	0.95	42
Investor Shares*
07/01/24	06/30/25	30.23	0.20	1.37	1.57	(0.42)	(4.28)	(4.70)	27.10	3.78	545,969	0.66	1.10	1.10	39
07/01/23	06/30/24	27.62	0.20	4.15	4.35	(0.16)	(1.58)	(1.74)	30.23	16.17	626,715	0.71	1.10	1.10	44
07/01/22	06/30/23	26.04	0.16	3.08	3.24	(0.09)	(1.57)	(1.66)	27.62	12.49	591,487	0.56	1.10	1.10	35
07/01/21	06/30/22	29.60	0.04	(3.45)	(3.41)	(0.05)	(0.10)	(0.15)	26.04	(11.59)	564,689	0.14	1.10	1.10	27
07/01/20	06/30/21	19.22	0.07	10.42	10.49	(0.11)	—	(0.11)	29.60	54.74	648,403	0.28	1.10	1.10	42

The accompanying notes are an integral part of these financial statements.

70

Financial Highlights(Continued)

			From Investment Operations(a)			Distributions to Shareholders From				Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND:
Advisor Shares*
07/01/24	06/30/25	$29.97	0.12	1.36	1.48	(0.32)	(4.28)	(4.60)	$26.85	3.50%	$1,788	0.41%	1.35%	1.35%	39%
07/01/23	06/30/24	27.42	0.13	4.11	4.24	(0.11)	(1.58)	(1.69)	29.97	15.86	3,557	0.46	1.35	1.35	44
07/01/22	06/30/23	25.86	0.09	3.07	3.16	(0.03)	(1.57)	(1.60)	27.42	12.25	2,685	0.31	1.35	1.35	35
07/01/21	06/30/22	29.43	(0.03)	(3.43)	(3.46)	(0.01)	(0.10)	(0.11)	25.86	(11.82)	3,154	(0.11)	1.35	1.35	27
07/01/20	06/30/21	19.10	0.01	10.36	10.37	(0.04)	—	(0.04)	29.43	54.37	8,125	0.03	1.35	1.35	42
BROWN ADVISORY SUSTAINABLE SMALL-CAP CORE FUND:
Institutional Shares*
07/01/24	06/30/25	9.72	0.02	0.65	0.67	(0.06)	(0.02)	(0.08)	10.31	6.96	92,870	0.18	0.93	1.04	43
07/01/23	06/30/24	8.81	0.02	0.91	0.93	(0.02)	—	(0.02)	9.72	10.51	70,393	0.17	0.93	1.07	32
07/01/22	06/30/23	7.74	0.01	1.06	1.07	—	(0.00)	(0.00)	8.81	13.83	51,935	0.18	0.93	1.16	66
09/30/21^	06/30/22	10.00	(0.02)	(2.24)	(2.26)	—	—	—	7.74	(22.60)	32,915	(0.22)	0.93	1.36	19
Investor Shares*
07/01/24	06/30/25	9.69	—	0.65	0.65	(0.05)	(0.02)	(0.07)	10.27	6.74	6,553	0.03	1.08	1.19	43
07/01/23	06/30/24	8.79	—	0.90	0.90	(0.00)	—	(0.00)	9.69	10.25	6,558	0.02	1.08	1.22	32
07/01/22	06/30/23	7.73	—	1.06	1.06	—	(0.00)	(0.00)	8.79	13.71	1,540	0.03	1.08	1.31	66
09/30/21^	06/30/22	10.00	(0.02)	(2.25)	(2.27)	—	—	—	7.73	(22.70)	812	(0.37)	1.08	1.51	19
BROWN ADVISORY SUSTAINABLE VALUE FUND:
Institutional Shares*
07/01/24	06/30/25	12.27	0.17	1.51	1.68	(0.13)	(0.17)	(0.30)	13.65	13.76	157,962	1.34	0.70	0.76	29
07/01/23	06/30/24	10.03	0.16	2.19	2.35	(0.11)	—	(0.11)	12.27	23.55	99,767	1.42	0.70	0.81	37
02/28/23^	06/30/23	10.00	0.06	(0.03)	0.03	—	—	—	10.03	0.30	50,307	1.72	0.70	1.17	7
Investor Shares*
07/01/24	06/30/25	12.24	0.15	1.50	1.65	(0.11)	(0.17)	(0.28)	13.61	13.60	680	1.19	0.85	0.91	29
07/01/23	06/30/24	10.02	0.14	2.18	2.32	(0.10)	—	(0.10)	12.24	23.26	634	1.27	0.85	0.96	37
02/28/23^	06/30/23	10.00	0.05	(0.03)	0.02	—	—	—	10.02	0.20	163	1.57	0.85	1.32	7
BROWN ADVISORY GLOBAL LEADERS FUND:
Institutional Shares*
07/01/24	06/30/25	25.89	0.16	4.21	4.37	(0.14)	—	(0.14)	30.12	16.95	2,389,294	0.57	0.75	0.75	22
07/01/23	06/30/24	22.08	0.15	3.79	3.94	(0.13)	—	(0.13)	25.89	17.88	1,926,704	0.64	0.75	0.75	15
07/01/22	06/30/23	18.24	0.13	3.83	3.96	(0.12)	—	(0.12)	22.08	21.83	1,401,528	0.66	0.76	0.76	19
07/01/21	06/30/22	22.60	0.10	(4.19)	(4.09)	(0.02)	(0.25)	(0.27)	18.24	(18.34)	1,048,587	0.45	0.75	0.75	25
07/01/20	06/30/21	16.38	0.03	6.22	6.25	(0.03)	—	(0.03)	22.60	38.17	1,149,790	0.16	0.76	0.76	14
Investor Shares*
07/01/24	06/30/25	25.79	0.12	4.20	4.32	(0.10)	—	(0.10)	30.01	16.78	28,370	0.42	0.90	0.90	22
07/01/23	06/30/24	22.00	0.11	3.77	3.88	(0.09)	—	(0.09)	25.79	17.66	32,326	0.49	0.90	0.90	15
07/01/22	06/30/23	18.18	0.10	3.82	3.92	(0.10)	—	(0.10)	22.00	21.63	77,619	0.51	0.91	0.91	19
07/01/21	06/30/22	22.54	0.07	(4.17)	(4.10)	(0.01)	(0.25)	(0.26)	18.18	(18.45)	76,150	0.30	0.90	0.90	25
07/01/20	06/30/21	16.36	—	6.20	6.20	(0.02)	—	(0.02)	22.54	37.91	95,940	0.01	0.91	0.91	14
BROWN ADVISORY SUSTAINABLE INTERNATIONAL LEADERS FUND:
Institutional Shares*
07/01/24	06/30/25	10.73	0.11	1.55	1.66	(0.11)	(0.02)	(0.13)	12.26	15.64	40,955	0.94	0.85	1.16	47
07/01/23	06/30/24	10.52	0.12	0.14	0.26	(0.05)	—	(0.05)	10.73	2.49	36,921	1.15	0.85	1.18	27
07/01/22	06/30/23	8.43	0.10	2.01	2.11	(0.02)	—	(0.02)	10.52	25.09	22,884	1.04	0.85	1.58	21
02/28/22^	06/30/22	10.00	0.06	(1.63)	(1.57)	—	—	—	8.43	(15.70)	6,221	1.96	0.85	4.26	12
Investor Shares*
07/01/24	06/30/25	10.69	0.09	1.55	1.64	(0.10)	(0.02)	(0.12)	12.21	15.49	1,067	0.79	1.00	1.31	47
07/01/23	06/30/24	10.49	0.10	0.14	0.24	(0.04)	—	(0.04)	10.69	2.27	1,873	1.00	1.00	1.33	27
07/01/22	06/30/23	8.42	0.08	2.01	2.09	(0.02)	—	(0.02)	10.49	24.88	1,463	0.89	1.00	1.73	21
02/28/22^	06/30/22	10.00	0.05	(1.63)	(1.58)	—	—	—	8.42	(15.80)	75	1.81	1.00	4.41	12

The accompanying notes are an integral part of these financial statements.

71

Financial Highlights(Continued)

			From Investment Operations(a)			Distributions to Shareholders From				Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
BROWN ADVISORY INTERMEDIATE INCOME FUND:
Investor Shares*
07/01/24	06/30/25	$9.55	0.36	0.23	0.59	(0.36)	—	(0.36)	$9.78	6.24%	$126,532	3.68%	0.53%	0.53%	50%
07/01/23	06/30/24	9.60	0.32	(0.05)	0.27	(0.32)	—	(0.32)	9.55	2.86	113,124	3.33	0.49	0.53	27
07/01/22	06/30/23	9.99	0.24	(0.38)	(0.14)	(0.25)	—	(0.25)	9.60	(1.44)	122,641	2.47	0.49	0.52	32
07/01/21	06/30/22	11.05	0.12	(0.94)	(0.82)	(0.14)	(0.10)	(0.24)	9.99	(7.60)	139,856	1.17	0.46	0.50	58
07/01/20	06/30/21	11.06	0.11	0.02	0.13	(0.13)	(0.01)	(0.14)	11.05	1.11	167,774	1.02	0.47	0.50	50
Advisor Shares*
07/01/24	06/30/25	9.32	0.32	0.22	0.54	(0.33)	—	(0.33)	9.53	5.89	2,051	3.43	0.78	0.78	50
07/01/23	06/30/24	9.38	0.29	(0.05)	0.24	(0.30)	—	(0.30)	9.32	2.57	3,279	3.08	0.74	0.78	27
07/01/22	06/30/23	9.76	0.21	(0.37)	(0.16)	(0.22)	—	(0.22)	9.38	(1.62)	3,139	2.22	0.74	0.77	32
07/01/21	06/30/22	10.80	0.10	(0.93)	(0.83)	(0.11)	(0.10)	(0.21)	9.76	(7.82)	3,273	0.92	0.71	0.75	58
07/01/20	06/30/21	10.82	0.08	0.01	0.09	(0.10)	(0.01)	(0.11)	10.80	0.79	3,661	0.77	0.72	0.75	50
BROWN ADVISORY SUSTAINABLE BOND FUND:
Institutional Shares*
07/01/24	06/30/25	8.40	0.38	0.09	0.47	(0.38)	—	(0.38)	8.49	5.68	569,475	4.45	0.41	0.41	104
07/01/23	06/30/24	8.60	0.35	(0.19)	0.16	(0.36)	—	(0.36)	8.40	1.90	550,052	4.15	0.41	0.41	251
07/01/22	06/30/23	9.14	0.25	(0.54)	(0.29)	(0.25)	—	(0.25)	8.60	(3.22)	723,393	2.81	0.43	0.43	277
07/01/21	06/30/22	10.42	0.14	(1.13)	(0.99)	(0.15)	(0.14)	(0.29)	9.14	(9.71)	301,917	1.43	0.44	0.44	113
07/01/20	06/30/21	10.54	0.16	0.10	0.26	(0.17)	(0.21)	(0.38)	10.42	2.44	218,476	1.56	0.45	0.45	89
Investor Shares*
07/01/24	06/30/25	8.40	0.37	0.11	0.48	(0.38)	—	(0.38)	8.50	5.75	6,337	4.40	0.46	0.46	104
07/01/23	06/30/24	8.61	0.35	(0.21)	0.14	(0.35)	—	(0.35)	8.40	1.73	8,195	4.10	0.46	0.46	251
07/01/22	06/30/23	9.14	0.24	(0.53)	(0.29)	(0.24)	—	(0.24)	8.61	(3.16)	12,829	2.76	0.48	0.48	277
07/01/21	06/30/22	10.42	0.13	(1.13)	(1.00)	(0.14)	(0.14)	(0.28)	9.14	(9.76)	12,667	1.38	0.49	0.49	113
07/01/20	06/30/21	10.54	0.16	0.10	0.26	(0.17)	(0.21)	(0.38)	10.42	2.39	5,009	1.51	0.50	0.50	89
BROWN ADVISORY MARYLAND BOND FUND:
Investor Shares*
07/01/24	06/30/25	9.84	0.31	(0.14)	0.17	(0.34)	—	(0.34)	9.67	1.70	164,284	3.19	0.48	0.48	46
07/01/23	06/30/24	9.79	0.28	0.08	0.36	(0.31)	—	(0.31)	9.84	3.76	168,662	2.90	0.49	0.49	22
07/01/22	06/30/23	9.80	0.24	0.02	0.26	(0.27)	—	(0.27)	9.79	2.73	163,961	2.41	0.49	0.49	51
07/01/21	06/30/22	10.88	0.19	(1.04)	(0.85)	(0.23)	—	(0.23)	9.80	(7.90)	169,565	1.79	0.47	0.47	22
07/01/20	06/30/21	10.67	0.21	0.26	0.47	(0.26)	—	(0.26)	10.88	4.41	186,483	1.94	0.48	0.48	17
BROWN ADVISORY TAX-EXEMPT BOND FUND:
Institutional Shares*
07/01/24	06/30/25	9.32	0.36	(0.13)	0.23	(0.37)	—	(0.37)	9.18	2.44	1,008,523	3.87	0.41	0.41	40
07/01/23	06/30/24	9.29	0.37	0.04	0.41	(0.38)	—	(0.38)	9.32	4.49	909,986	4.02	0.40	0.40	57
07/01/22	06/30/23	9.29	0.29	0.04	0.33	(0.33)	—	(0.33)	9.29	3.59	787,874	3.14	0.44	0.44	79
07/01/21	06/30/22	10.50	0.18	(1.08)	(0.90)	(0.26)	(0.05)	(0.31)	9.29	(8.75)	805,608	1.73	0.41	0.41	50
07/01/20	06/30/21	10.08	0.20	0.49	0.69	(0.27)	—	(0.27)	10.50	6.87	1,190,436	1.92	0.40	0.40	47
Investor Shares*
07/01/24	06/30/25	9.33	0.35	(0.14)	0.21	(0.36)	—	(0.36)	9.18	2.28	11,418	3.82	0.46	0.46	40
07/01/23	06/30/24	9.29	0.37	0.04	0.41	(0.37)	—	(0.37)	9.33	4.55	9,838	3.97	0.45	0.45	57
07/01/22	06/30/23	9.29	0.29	0.03	0.32	(0.32)	—	(0.32)	9.29	3.54	8,167	3.09	0.49	0.49	79
07/01/21	06/30/22	10.50	0.17	(1.07)	(0.90)	(0.26)	(0.05)	(0.31)	9.29	(8.80)	10,484	1.68	0.46	0.46	50
07/01/20	06/30/21	10.09	0.19	0.48	0.67	(0.26)	—	(0.26)	10.50	6.72	11,537	1.87	0.45	0.45	47

The accompanying notes are an integral part of these financial statements.

72

Financial Highlights(Continued)

			From Investment Operations(a)			Distributions to Shareholders From				Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
BROWN ADVISORY TAX-EXEMPT SUSTAINABLE BOND FUND:
Investor Shares*
07/01/24	06/30/25	$9.04	0.32	(0.13)	0.19	(0.32)	—	(0.32)	$8.91	2.15%	$291,746	3.59%	0.47%	0.47%	37%
07/01/23	06/30/24	9.06	0.32	(0.02)	0.30	(0.32)	—	(0.32)	9.04	3.42	281,014	3.58	0.48	0.48	50
07/01/22	06/30/23	9.09	0.24	(0.03)	0.21	(0.24)	—	(0.24)	9.06	2.39	288,993	2.63	0.50	0.50	111
07/01/21	06/30/22	10.19	0.15	(1.01)	(0.86)	(0.14)	(0.10)	(0.24)	9.09	(8.60)	325,606	1.49	0.49	0.49	61
07/01/20	06/30/21	9.88	0.13	0.32	0.45	(0.13)	(0.01)	(0.14)	10.19	4.57	179,123	1.32	0.49	0.49	66
BROWN ADVISORY MORTGAGE SECURITIES FUND:
Institutional Shares*
07/01/24	06/30/25	8.89	0.39	0.16	0.55	(0.40)	—	(0.40)	9.04	6.29	288,985	4.32	0.45	0.45	221
07/01/23	06/30/24	9.10	0.37	(0.21)	0.16	(0.37)	—	(0.37)	8.89	1.90	285,175	4.11	0.45	0.45	335
07/01/22	06/30/23	9.59	0.28	(0.48)	(0.20)	(0.29)	—	(0.29)	9.10	(2.06)	302,293	2.98	0.45	0.45	229
07/01/21	06/30/22	10.56	0.10	(0.92)	(0.82)	(0.15)	—	(0.15)	9.59	(7.86)	310,388	0.94	0.44	0.44	204
07/01/20	06/30/21	10.46	(0.03)	0.19	0.16	(0.06)	—	(0.06)	10.56	1.53	288,526	(0.27)	0.45	0.45	148
Investor Shares*
07/01/24	06/30/25	8.91	0.39	0.15	0.54	(0.40)	—	(0.40)	9.05	6.10	692	4.27	0.50	0.50	221
07/01/23	06/30/24	9.12	0.36	(0.20)	0.16	(0.37)	—	(0.37)	8.91	1.84	771	4.06	0.50	0.50	335
07/01/22	06/30/23	9.61	0.27	(0.47)	(0.20)	(0.29)	—	(0.29)	9.12	(2.11)	1,390	2.93	0.50	0.50	229
07/01/21	06/30/22	10.57	0.09	(0.91)	(0.82)	(0.14)	—	(0.14)	9.61	(7.81)	2,211	0.89	0.49	0.49	204
07/01/20	06/30/21	10.47	(0.03)	0.19	0.16	(0.06)	—	(0.06)	10.57	1.48	31,876	(0.32)	0.50	0.50	148
BROWN ADVISORY - WMC STRATEGIC EUROPEAN EQUITY FUND:
Institutional Shares*
07/01/24	06/30/25	13.54	0.35	4.84	5.19	(0.28)	(0.42)	(0.70)	18.03	40.15	575,188	2.34	1.04	1.04	47
07/01/23	06/30/24	11.82	0.26	1.62	1.88	(0.16)	—	(0.16)	13.54	16.05	311,205	2.09	1.05	1.05	41
07/01/22	06/30/23	10.34	0.19	1.58	1.77	(0.21)	(0.08)	(0.29)	11.82	17.50	227,407	1.74	1.08	1.08	73
07/01/21	06/30/22	13.08	0.15	(1.68)	(1.53)	(0.11)	(1.10)	(1.21)	10.34	(12.75)	232,340	1.22	1.04	1.04	43
07/01/20	06/30/21	10.51	0.13	3.20	3.33	(0.03)	(0.73)	(0.76)	13.08	32.55	417,419	1.12	1.05	1.05	51
Investor Shares*
07/01/24	06/30/25	13.49	0.34	4.83	5.17	(0.26)	(0.42)	(0.68)	17.98	40.04	89,761	2.19	1.19	1.19	47
07/01/23	06/30/24	11.77	0.24	1.62	1.86	(0.14)	—	(0.14)	13.49	15.91	12,912	1.94	1.20	1.20	41
07/01/22	06/30/23	10.30	0.17	1.58	1.75	(0.20)	(0.08)	(0.28)	11.77	17.30	14,922	1.59	1.23	1.23	73
07/01/21	06/30/22	13.03	0.13	(1.67)	(1.54)	(0.09)	(1.10)	(1.19)	10.30	(12.89)	19,007	1.07	1.19	1.19	43
07/01/20	06/30/21	10.48	0.12	3.18	3.30	(0.02)	(0.73)	(0.75)	13.03	32.36	39,751	0.97	1.20	1.20	51
Advisor Shares*
07/01/24	06/30/25	13.28	0.30	4.75	5.05	(0.21)	(0.42)	(0.63)	17.70	39.65	19,113	1.94	1.44	1.44	47
07/01/23	06/30/24	11.60	0.21	1.59	1.80	(0.12)	—	(0.12)	13.28	15.58	2,968	1.69	1.45	1.45	41
07/01/22	06/30/23	10.17	0.14	1.56	1.70	(0.19)	(0.08)	(0.27)	11.60	17.05	2,689	1.34	1.48	1.48	73
07/01/21	06/30/22	12.88	0.10	(1.65)	(1.55)	(0.06)	(1.10)	(1.16)	10.17	(13.09)	2,387	0.82	1.44	1.44	43
07/01/20	06/30/21	10.38	0.08	3.16	3.24	(0.01)	(0.73)	(0.74)	12.88	32.01	3,728	0.72	1.45	1.45	51
BROWN ADVISORY - BEUTEL GOODMAN LARGE-CAP VALUE FUND:
Institutional Shares*
07/01/24	06/30/25	15.43	0.28	0.07	0.35	(0.22)	(0.99)	(1.21)	14.57	1.94	1,650,416	1.84	0.54	0.54	27
07/01/23	06/30/24	13.68	0.26	1.74	2.00	(0.25)	—	(0.25)	15.43	14.80	1,890,909	1.85	0.54	0.54	24
07/01/22	06/30/23	12.04	0.25	1.86	2.11	(0.22)	(0.25)	(0.47)	13.68	17.67	1,664,063	1.89	0.55	0.55	17
07/01/21	06/30/22	14.41	0.23	(1.42)	(1.19)	(0.20)	(0.98)	(1.18)	12.04	(8.68)	1,237,283	1.71	0.55	0.55	33
07/01/20	06/30/21	10.61	0.20	3.99	4.19	(0.39)	—	(0.39)	14.41	40.12	1,149,351	1.52	0.55	0.55	42
Investor Shares*
07/01/24	06/30/25	15.38	0.26	0.06	0.32	(0.20)	(0.99)	(1.19)	14.51	1.74	18,010	1.69	0.69	0.69	27
07/01/23	06/30/24	13.64	0.25	1.74	1.99	(0.25)	—	(0.25)	15.38	14.73	16,639	1.70	0.69	0.69	24
07/01/22	06/30/23	12.02	0.23	1.85	2.08	(0.21)	(0.25)	(0.46)	13.64	17.46	2,535	1.74	0.70	0.70	17
07/01/21^	06/30/22	14.41	0.21	(1.42)	(1.21)	(0.20)	(0.98)	(1.18)	12.02	(8.87)	208	1.56	0.70	0.70	33

The accompanying notes are an integral part of these financial statements.

73

Financial Highlights(Continued)

			From Investment Operations(a)			Distributions to Shareholders From				Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
BROWN ADVISORY - WMC JAPAN EQUITY FUND:
Institutional Shares*
09/30/24^	06/30/25	$10.00	0.12	0.77	0.89	—	—	—	$10.89	8.90%	$306,181	1.67%	1.00%	1.01%	73%
Investor Shares*
09/30/24^	06/30/25	10.00	0.11	0.77	0.88	—	—	—	10.88	8.80	127	1.52	1.15	1.16	73

*	Redemption fees of less than $0.005/share are not presented and are included in net realized & unrealized gains (losses) from investment operations.
^	Information presented is for the entire history of the share class.
(a)	Calculated based on average shares outstanding during the fiscal period.
(b)
Annualized for periods less than one year. Ratios include only income and expenses of the funds themselves, as presented in the Statements of Operations, and do not include any additional or pro rata amounts of income or expenses from the ownership of any other investment companies (as applicable).

(c)	Not annualized for periods less than one year. Portfolio turnover rates are calculated at the fund level (not by individual share class).
(d)	Reflects the expense ratio excluding any expense waivers or expense recoupments.
The accompanying notes are an integral part of these financial statements.

74

BROWN ADVISORY FUNDS
Notes to Financial Statements
June 30, 2025
NOTE 1. ORGANIZATION
Brown Advisory Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-ended management investment company. The Trust offers the following series of shares covered by this report (each a “Fund,” and collectively, the “Funds”):
•	Brown Advisory Growth Equity Fund (“Growth Equity Fund”) seeks to achieve capital appreciation by primarily investing in equity securities,
•	Brown Advisory Flexible Equity Fund (“Flexible Equity Fund”) seeks to achieve long-term growth of capital,
•	Brown Advisory Sustainable Growth Fund (“Sustainable Growth Fund”) seeks to achieve capital appreciation,
•	Brown Advisory Mid-Cap Growth Fund (“Mid-Cap Growth Fund”) seeks to achieve long-term capital appreciation,
•	Brown Advisory Small-Cap Growth Fund (“Small-Cap Growth Fund”) seeks to achieve long-term capital appreciation by primarily investing in equity securities,
•	Brown Advisory Small-Cap Fundamental Value Fund (“Small-Cap Fundamental Value Fund”) seeks to achieve long-term capital appreciation,
•	Brown Advisory Sustainable Small-Cap Core Fund (“Sustainable Small-Cap Core Fund”) seeks to achieve long-term capital appreciation by investing primarily in equity securities of small-cap companies,
•	Brown Advisory Sustainable Value Fund (“Sustainable Value Fund”) seeks to achieve long-term capital appreciation,
•	Brown Advisory Global Leaders Fund (“Global Leaders Fund”) seeks to achieve long-term capital appreciation by investing primarily in global equities,
•	Brown Advisory Sustainable International Leaders Fund (“Sustainable International Leaders Fund”) seeks to achieve long-term capital appreciation by investing primarily in international equities,
•
Brown Advisory Intermediate Income Fund (“Intermediate Income Fund”) seeks to provide a high level of current income consistent with the preservation of principal within an intermediate-term maturity structure,

•
Brown Advisory Sustainable Bond Fund (“Sustainable Bond Fund”) seeks to provide a competitive total return consistent with the preservation of principal while giving special consideration to certain sustainable investment criteria,

•	Brown Advisory Maryland Bond Fund (“Maryland Bond Fund”) seeks to provide a high level of current income exempt from both Federal and Maryland State income taxes without undue risk,
•
Brown Advisory Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”) seeks to provide a high level of current income exempt from Federal income tax by investing primarily in intermediate-term investment grade municipal bonds,

•
Brown Advisory Tax-Exempt Sustainable Bond Fund (“Tax-Exempt Sustainable Bond Fund”) seeks to provide a high level of current income exempt from Federal income tax by investing primarily in intermediate-term investment grade municipal bonds while giving special consideration to certain sustainable investment criteria,

•	Brown Advisory Mortgage Securities Fund (“Mortgage Securities Fund”) seeks to maximize total return consistent with preservation of capital,
•
Brown Advisory - WMC Strategic European Equity Fund (“WMC Strategic European Equity Fund”) seeks to achieve total return by investing principally in equity securities issued by companies established or operating in Europe,

75

BROWN ADVISORY FUNDS
Notes to Financial Statements
June 30, 2025(Continued)
•	Brown Advisory - Beutel Goodman Large-Cap Value Fund (“Beutel Goodman Large-Cap Value Fund”) seeks to achieve capital appreciation.
•
Brown Advisory - WMC Japan Equity Fund (“WMC Japan Equity Fund”) seeks to achieve total return by investing principally in equity securities of companies which are domiciled in or exercise the predominant part of their economic activity in Japan.

The Funds inception dates are as follows. Operations commenced the first business day after the inception date.

Fund	Institutional Shares	Investor Shares	Advisor Shares
Growth Equity	10/19/2012	6/28/1999	5/18/2006
Flexible Equity	10/19/2012	11/30/2006	1/24/2007
Sustainable Growth	6/29/2012	6/29/2012	6/29/2012
Mid-Cap Growth	7/2/2018	10/2/2017	—
Small-Cap Growth	9/20/2002	6/28/1999	4/25/2006
Small-Cap Fundamental Value	10/19/2012	12/31/2008	7/28/2011
Sustainable Small-Cap Core	9/30/2021	9/30/2021	—
Sustainable Value	2/28/2023	2/28/2023	—
Global Leaders	10/31/2018	7/1/2015	—
Sustainable International Leaders	2/28/2022	2/28/2022	—
Intermediate Income	—	11/2/1995	5/13/1991
Sustainable Bond	7/2/2018	8/7/2017	—
Maryland Bond	—	12/21/2000	—
Tax-Exempt Bond	7/2/2018	6/29/2012	—
Tax-Exempt Sustainable Bond	—	12/2/2019	—
Mortgage Securities	5/13/2014	12/26/2013	—
WMC Strategic European Equity	10/21/2013	10/21/2013	10/21/2013
Beutel Goodman Large-Cap Value	2/13/2018	6/30/2021	—
WMC Japan Equity	9/30/2024	9/30/2024	—

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies and follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies, which is part of U.S. GAAP.
A. Security Valuation – The Funds have adopted pricing and valuation procedures pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the Adviser serves as the Funds Valuation Designee. The Valuation Designee performs all fair value determinations along with all other responsibilities in accordance with Rule 2a-5. As Valuation Designee, the Adviser is authorized to make all necessary determinations of fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from independent pricing services are inaccurate or unreliable.
The Funds have adopted US GAAP fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.

76

BROWN ADVISORY FUNDS
Notes to Financial Statements
June 30, 2025(Continued)
Level 2 –	Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Domestic Equity Securities – Domestic equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over- the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Such domestic equity securities are typically categorized as Level 1 securities. Investments in other domestic open-ended mutual funds are valued at their reported Net Asset Value (“NAV”) and are typically categorized as Level 1 securities. Investments in Exchange Traded Funds (“ETFs”) and Closed-End Funds are valued at their last reported sale price and are typically categorized as Level 1 securities.
Foreign Equity Securities – For foreign equity securities that are traded on foreign exchanges, the Funds have selected ICE Data Services (“ICE”) to provide pricing data. The use of ICE’s pricing services with respect to these foreign exchange traded securities is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Funds that are traded on those foreign exchanges. The Funds utilize a confidence interval when determining whether or not to utilize these prices provided by ICE. The confidence interval is a measure of the relationship that each foreign exchange traded security has to movements in various indices and the price of the foreign exchange traded security’s corresponding American Depositary Receipt, if one exists. ICE provides a confidence interval for each foreign exchange traded security for which it provides a price. If the confidence interval provided by ICE is equal to or greater than a predefined level utilized by the Funds, the Funds will value that foreign exchange traded security at that price. If the confidence interval provided by ICE is less than the predefined level utilized by the Funds, the Funds will value that foreign exchange traded security at the preceding closing price on its respective foreign exchange, or, if there were no transactions on the preceding day, at the mean between the bid and the asked prices. Such foreign securities are typically categorized as Level 2 securities. Foreign securities for which the local market closing prices are utilized are typically categorized as Level 1 securities.
Debt Securities – Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Fixed income debt instruments, such as commercial paper, banker’s acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost when the amortized cost value is determined to approximate fair value established using market-based and issuer-specific factors. Such debt securities are typically categorized as Level 2.
Exchange Traded Options – Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (NBBO). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Such options are typically categorized as Level 2.
Futures Contracts – Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1 securities.

77

BROWN ADVISORY FUNDS
Notes to Financial Statements
June 30, 2025(Continued)
Forward Foreign Currency Contracts – Forward foreign currency contracts are valued at the prevailing forward exchange rates of the underlying currencies and are categorized as Level 2 securities.
Securities for which quotations are not readily available, or for which quotations are deemed to be inaccurate or unreliable, are valued at their respective fair values as determined in good faith under guidelines and procedures adopted by the Board of Trustees. These are generally considered Level 3 securities when significant unobservable inputs are utilized in the determination of the fair value. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the guidelines and procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the date of this report, the Small-Cap Growth Fund held Level 3 securities for which significant and unobservable inputs or assumptions were used in the determination of fair value. The total value of such securities held as of the date of this report was $943,552 or 0.1% of Small-Cap Growth Fund’s net assets. The following is a summary of inputs used to value the Funds’ investments as of June 30, 2025:

	Level 1	Level 2	Level 3
Growth Equity Fund
Common Stocks	$630,419,237	$—	$—
Short-Term Investments	15,341,927	—	—
Total Investments	$645,761,164	$—	$—
Flexible Equity Fund
Common Stocks	$1,010,401,515	$—	$—
Short-Term Investments	21,549,965	—	—
Total Investments	$1,031,951,480	$—	$—
Sustainable Growth Fund
Common Stocks	$8,848,050,728	$—	$—
Short-Term Investments	96,947,803	—	—
Total Investments	$8,944,998,531	$—	$—
Mid-Cap Growth Fund
Common Stocks	$69,113,166	$—	$—
Short-Term Investments	3,477,727	—	—
Total Investments	$72,590,893	$—	$—
Small-Cap Growth Fund†
Common Stocks	$901,960,501	$—	$—
REIT^	11,204,059	—	—
Private Placements	—	—	943,552
Short-Term Investments	21,637,639	—	—
Total Investments	$934,802,199	$—	$943,552
Small-Cap Fundamental Value Fund
Common Stocks	$1,081,603,701	$—	$—
REIT^	55,273,222	—	—
Short-Term Investments	44,721,141	—	—
Total Investments	$1,181,598,064	$—	$—

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Notes to Financial Statements
June 30, 2025(Continued)

	Level 1	Level 2	Level 3
Sustainable Small-Cap Core Fund
Common Stocks	$93,121,312	$—	$—
REIT^	3,872,254	—	—
Short-Term Investments	4,466,566	—	—
Total Investments	$101,460,132	$—	$—
Sustainable Value Fund
Common Stocks	$152,204,909	$—	$—
Short-Term Investments	8,394,822	—	—
Total Investments	$160,599,731	$—	$—
Global Leaders Fund
Common Stocks:
Brazil	$66,857,396	$—	$—
China	—	67,553,616	—
France	—	80,532,368	—
Germany	—	162,537,022	—
India	—	76,428,748	—
Indonesia	—	44,872,088	—
Netherlands	59,544,880	51,209,462	—
Sweden	—	54,669,845	—
Switzerland	—	73,950,426	—
Taiwan	59,759,613	—	—
United Kingdom	—	312,412,608	—
United States	1,253,606,861	—	—
Short-Term Investments	57,968,478	—	—
Total Investments	$1,497,737,228	$924,166,183	$—
Sustainable International Leaders Fund
Common Stocks:
Brazil	$1,345,986	$—	$—
Canada	1,331,057	—	—
China	—	2,139,455	—
Finland	—	1,104,494	—
France	—	4,272,683	—
Germany	—	4,313,787	—
India	1,598,186	524,946	—
Indonesia	—	983,929	—
Japan	—	1,482,098	—
Netherlands	—	2,821,811	—
Spain	—	911,575	—
Sweden	—	954,423	—
Switzerland	—	1,657,570	—
Taiwan	1,440,476	—	—
United Kingdom	—	11,496,617	—
United States	2,442,330	—	—
Short-Term Investments	1,026,773	—	—
Total Investments	$9,184,808	$32,663,388	$—

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Notes to Financial Statements
June 30, 2025(Continued)

	Level 1	Level 2	Level 3
Intermediate Income Fund
Agency Residential Mortgage-Backed Securities	$—	$41,997,948	$—
U.S. Treasury Securities	—	39,590,853	—
Corporate Bonds	—	35,315,724	—
Asset-Backed Securities	—	5,661,370	—
Agency Commercial Mortgage-Backed Securities	—	2,337,628	—
Non-Agency Residential Mortgage-Backed Securities	—	609,812	—
Non-Agency Commercial Mortgage-Backed Securities	—	605,542	—
Short-Term Investments	1,116,950	—	—
Total Investments	$1,116,950	$126,118,877	$—
Futures Contracts - Long*	$161,196	$—	$—
Futures Contracts - Short*	$(171,835)	$—	$—
Sustainable Bond Fund
Corporate Bonds	$—	$214,819,592	$—
Agency Residential Mortgage-Backed Securities	—	169,566,134	—
U.S. Treasury Securities	—	121,999,173	—
Foreign Government Agency Issues	—	29,229,459	—
Asset-Backed Securities	—	27,487,452	—
Non-Agency Commercial Mortgage-Backed Securities	—	8,984,788	—
Municipal Bonds	—	5,308,982	—
Agency Commercial Mortgage-Backed Securities	—	765,637	—
Short-Term Investments	12,026,912	799,163	—
Total Investments	$12,026,912	$578,960,380	$—
Futures Contracts - Long*	$669,293	$—	$—
Futures Contracts - Short*	$(237,079)	$—	$—
Maryland Bond Fund
Municipal Bonds	$—	$159,791,041	$—
Short-Term Investments	2,977,259	—	—
Total Investments	$2,977,259	$159,791,041	$—
Tax-Exempt Bond Fund
Municipal Bonds	$—	$1,008,582,681	$—
Short-Term Investments	27,798,454	—	—
Total Investments	$27,798,454	$1,008,582,681	$—
Tax-Exempt Sustainable Bond Fund
Municipal Bonds	$—	$283,605,105	$—
Short-Term Investments	7,986,029	—	—
Total Investments	$7,986,029	$283,605,105	$—

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Notes to Financial Statements
June 30, 2025(Continued)

	Level 1	Level 2	Level 3
Mortgage Securities Fund
Agency Residential Mortgage-Backed Securities	$—	$284,538,687	$—
Asset-Backed Securities	—	13,242,924	—
Agency Commercial Mortgage-Backed Securities	—	10,271,097	—
Non-Agency Commercial Mortgage-Backed Securities	—	2,919,676	—
Municipal Bonds	—	356,236	—
Short-Term Investments	13,292,743	—	—
Total Investments	$13,292,743	$311,328,620	$—
Futures Contracts - Long*	$123,912	$—	$—
Futures Contracts - Short*	$(697,457)	$—	$—
WMC Strategic European Equity Fund
Common Stocks:
Austria	$—	$24,425,738	$—
Belgium	—	33,298,382	—
Czech Republic	—	4,551,173	—
Denmark	—	29,244,454	—
Finland	—	12,597,582	—
France	—	90,630,700	—
Germany	—	82,569,797	—
Ireland	6,804,253	37,931,740	—
Italy	—	5,777,356	—
Netherlands	—	16,801,824	—
Norway	—	7,363,537	—
Portugal	—	13,275,623	—
Spain	—	26,869,598	—
Sweden	—	17,859,145	—
Switzerland	—	43,929,044	—
United Kingdom	—	184,676,227	—
United States	7,162,361	—	—
Preferred Stocks	—	6,907,745	—
Short-Term Investments	27,455,721	—	—
Total Investments	$41,422,335	$638,709,665	$—
Beutel Goodman Large-Cap Value Fund
Common Stocks	$1,625,178,221	$—	$—
Short-Term Investments	28,157,097	—	—
Total Investments	$1,653,335,318	$—	$—
WMC Japan Equity Fund
Common Stocks	$—	$290,970,114	$—
REIT^	—	5,110,974	—
Short-Term Investments	12,580,377	—	—
Total Investments	$12,580,377	$296,081,088	$—

^	Real Estate Investment Trusts
*	Amounts presented for Futures Contracts represent total unrealized appreciation (depreciation) as of the date of this report.
†	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

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Notes to Financial Statements
June 30, 2025(Continued)
B. Securities Transactions and Investment Income – Investment securities transactions are accounted for on trade date. Discounts/premiums on debt securities purchased are accreted/amortized to contractual maturity, estimated maturity, or next call date, as applicable. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Identified cost of investments sold is used to determine the gain and loss for both financial statement and Federal income tax purposes. Distributions deemed to be a return of capital are recorded as a reduction of the cost of the related investments or as realized capital gains when there is no remaining cost basis on the investments.
The Funds are subject to foreign income taxes imposed by certain countries in which some of the Funds invest. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are recognized by the Funds as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain (loss) on securities in the Statements of Operations. To the extent that a Fund may have country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability recognized by the Funds is included on the Statement of Assets and Liabilities as Non-U.S. Deferred Tax.
C. Expenses and Share Class Allocations – Expenses directly attributable to a Fund are charged to that Fund. Expenses attributable to more than one Fund are allocated to the respective Funds on the basis of relative net assets or other appropriate methods. In Funds with multiple share classes, each share class has equal rights to earnings and assets except that each share class bears different shareholder servicing and/or Rule 12b-1 distribution expenses. Each share class has exclusive voting rights with respect to matters that affect just that share class. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized capital gains or losses on investments are allocated to each share class on the basis of relative net assets.
D. Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. Dollar amounts on the respective dates of such transactions.
The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Some of the Funds may invest in forward foreign currency contracts. These amounts are presented separately from realized and unrealized gains and losses from investments in the financial statements.
E. Options – The Funds may invest in options. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchase by a Fund. A Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
When a Fund purchases an option, an amount equal to the premium paid by a Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non- income producing securities. None of the Funds purchased, sold or wrote any options during the year ended June 30, 2025.

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Notes to Financial Statements
June 30, 2025(Continued)
F. To-Be-Announced Securities – Some of the Funds may invest in to-be-announced securities (“TBAs”). TBAs is a term that is generally used to describe forward-settling mortgage-backed securities. These TBAs are generally issued by U.S. Government Agencies or U.S. Government Sponsored Entities such as Freddie Mac, Fannie Mae and Ginnie Mae. The actual mortgage-backed security that will be delivered to the buyer at the time TBAs trades are entered into is not known, however, the terms of the acceptable pools of loans that will comprise the mortgage-backed security are determined at the time the trade is entered into (coupon rate, maturity, credit quality, etc.). Investment in TBAs will generally increase a Fund’s exposure to interest rate risk and could also expose a Fund to counterparty default risk. In order to mitigate counterparty default risk, the Funds only enter into TBAs with counterparties for which the risk of default is determined to be remote. As a purchaser or seller of TBAs, the Funds segregate cash or cash equivalents as collateral as required in accordance with applicable industry regulations.
G. Tender Option Bonds – Maryland Bond Fund, Tax-Exempt Bond Fund and Tax-Exempt Sustainable Bond Fund may engage in tender option bond (“TOB”) transactions up to 5% of its net assets which are accounted for by the funds as a secured borrowing. In a typical TOB transaction, a Fund or another party deposits fixed-rate municipal bonds or other securities into a special purposes entity, referred to as a tender option bond trust (a “TOB Trust”). The TOB Trust generally issues short-term floating rate interests (“Floaters”), which are generally sold to third party investors (often money market funds) and residual interests (“Residual Interests”), which are generally held by the Fund or party that contributed the securities to the TOB Trust. The interest rates payable on the Residual Interests bear an inverse relationship to the interest rate on the Floaters. The interest rate on the Floaters is reset by a remarketing process typically every 7 to 35 days. After income is paid on the Floaters at current, short- term rates, the residual income from the underlying bond held by the TOB Trust goes to the Residual Interests. If a Fund is the depositor of the municipal bonds or other securities to the TOB Trust, the Fund will receive the proceeds from the TOB Trust’s sale of the Floaters, less certain transaction costs. These proceeds may be used by the Fund to invest in other securities, which would have a leveraging effect on the Fund.
Residual Interests may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances, the holder of the Residual Interests bears substantially all of the underlying bond’s downside investment risk and also benefits from any appreciation in the value of the underlying bond. Investments in Residual Interests typically will involve greater risk than investments in the underlying municipal bond, including the risk of loss of principal. Because changes in the interest rate on the Floaters inversely affect the residual interest paid on the Residual Interests, the value of the Residual Interests is generally more volatile than that of a fixed-rate municipal bond. Floaters and Residual Interests are subject to interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest received by the Residual Interests when short-term interest rates rise, and increase the interest received when short-term interest rates fall.
The Residual Interests held by a Fund provide the Fund with the right to: (1) cause the holders of the Floaters to tender their notes at par, and (2) cause the sale of the underlying bond held by the TOB Trust, thereby collapsing the TOB Trust. A Fund may invest in a TOB Trust on either a non-recourse and recourse basis. Each Fund does not currently intend to invest in a TOB Trust on a recourse basis, although each Fund reserves the right to do so in the future. TOB Trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Floaters to tender their Floaters in exchange for payment of par plus accrued interest on any business day (subject to the non- occurrence of a TOTE, as such term is defined below). Depending on the structure of the TOB Trust, the Liquidity Provider may purchase the tendered Floaters, or the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered Floaters.
The TOB Trust may also be collapsed without the consent of a Fund, as the holder of the Residual Interest, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, or a judgment or ruling that interest on the underlying municipal bond is subject to federal income taxation. Upon the occurrence of a TOTE, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the Floaters up to par plus accrued interest owed on the Floaters and a portion of gain share, if any, with the balance paid out to the holder of the Residual Interests. In the case of a mandatory termination event, as defined in the TOB Trust agreements, after the payment of fees, the holders of the Floaters would be paid before the holders of

83

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Notes to Financial Statements
June 30, 2025(Continued)
the Residual Interests (i.e., the Fund). In contrast, in the case of a TOTE, after payment of fees, the holders of the Floaters and the holders of the Residual Interests would be paid pro rata in proportion to the respective face values of their certificates.
Under GAAP, securities of a Fund that are deposited into a TOB Trust continue to be treated as investments of the Fund and are presented on the Fund’s Schedule of Investments and outstanding Floaters issued by a TOB Trust are presented as “Floating rate note obligations, interest and fees” in the liabilities section of the Fund’s Statement of Assets and Liabilities and also includes interest and fees associated with the floating rate obligations. Interest income from the underlying security is recorded by the Fund on an accrual basis and included as part of “Interest Income” on the Statements of Operations. Interest expense and other fees incurred on the Floaters is included on the Statement of Operations as “Interest expense and fees on floating rate note obligations”. During the year ended as of the date of this report, the Tax-Exempt Bond Fund engaged in TOB transactions and $83,829 of such expenses were incurred. As of the date of this report, the Tax-Exempt Bond Fund has $6,000,000 in outstanding floating rate obligations related to its tender option bond transactions. The average amount of outstanding floating rate note obligations for the Tax-Exempt Bond Fund during the period of this report was $2,416,438. The average rate of interest expense on the floating rate note obligations for the Tax-Exempt Bond Fund during the period of this report was 2.93%.
H. Distributions to Shareholders – For Maryland Bond Fund, Tax-Exempt Bond Fund and Tax-Exempt Sustainable Bond Fund, distributions of net investment income, if any, are declared daily and paid monthly. Distributions to shareholders of net investment income, if any, are declared and paid monthly for the Intermediate Income Fund, Sustainable Bond Fund and Mortgage Securities Fund. The remaining Funds declare and pay net investment income, if any, at least annually. Distributions to shareholders of net capital gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date. If a Fund is involved in a reorganization in which it acquires, or is being acquired by another fund, an additional distribution of net investment income and/or capital gains may be made prior to such reorganization.
I. Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.
J. Federal Taxes – Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.
The Funds recognize tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.
The Funds have analyzed their tax positions and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain income tax positions taken on returns filed for open tax years (2022-2024) as of June 30, 2025 or are expected to be taken in the Funds’ 2025 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware State; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next year.
K. Redemption Fees – A shareholder who redeems or exchanges shares of the Funds within fourteen days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain exceptions. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time.
L. Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

84

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Notes to Financial Statements
June 30, 2025(Continued)
M. Segment Reporting – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 3. AFFILIATED PARTY TRANSACTIONS
Investment Adviser – Brown Advisory LLC serves as Investment Adviser (“the Adviser”) to the Funds. Pursuant to investment advisory agreements, the Adviser receives a management fee, accrued daily and payable monthly, from each Fund at an annual rate of the Fund’s average daily net assets as follows:

Fund	Breakpoint	Annual Fee
Growth Equity and.	First $1.5 billion	0.60%
Sustainable Growth.	$1.5 billion to $3 billion	0.55%
	$3 billion to $6 billion	0.50%
	Over $6 billion	0.45%
Flexible Equity.	First $150 million	0.50%
	$150 million to $250 million	0.45%
	$250 million to $1 billion	0.40%
	Over $1 billion	0.38%

Fund	Annual Fee
Mid-Cap Growth	0.65%
Small-Cap Growth	0.85%
Small-Cap Fundamental Value	0.85%
Sustainable Small-Cap Core	0.85%
Sustainable Value	0.60%
Global Leaders[1]	0.65%
Sustainable International Leaders[1]	0.75%
Intermediate Income	0.30%
Sustainable Bond	0.30%
Maryland Bond	0.30%
Tax-Exempt Bond.	0.30%
Tax-Exempt Sustainable Bond	0.30%
Mortgage Securities.	0.30%
WMC Strategic European Equity[2].	0.90%
Beutel Goodman Large-Cap Value[3].	0.45%
WMC Japan Equity[2].	0.80%

85

BROWN ADVISORY FUNDS
Notes to Financial Statements
June 30, 2025(Continued)
[1]
Brown Advisory Limited (“BAL”) serves as sub-adviser to the Global Leaders Fund and the Sustainable International Leaders Fund and makes investment decisions on their behalf. BAL is compensated for its services by the Adviser.

[2]
Wellington Management Company LLP (“Wellington”) serves as sub-adviser to the WMC Strategic European Equity Fund and the WMC Japan Equity Fund and makes investment decisions on their behalf. Wellington is compensated for its services by the Adviser.

[3]
Beutel, Goodman & Company Ltd. (“Beutel Goodman”) serves as sub-adviser to the Beutel Goodman Large-Cap Value Fund and makes investment decisions on its behalf. Beutel Goodman is compensated for its services by the Adviser.

These fees are reported on the Funds’ Statements of Operations as “Investment advisory fees”.
Business Management Fees – The Adviser is also entitled to receive an annual business management fee of 0.05%, accrued daily and payable monthly, of the Funds’ average daily net assets in exchange for its management and oversight of the non-investment advisory services provided to the Funds and the Trust. These fees are reported on the Funds’ Statements of Operations as “Business management fees”.
Fee Waivers and Expense Reimbursements (Operating Expense Caps) – The Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses to limit total annual operating expenses as follows:

Fund(s):	Institutional Shares	Investor Shares	Advisor Shares
Growth Equity, Flexible Equity, Sustainable Growth and Mid-Cap Growth	0.82%	0.97%	1.22%
Small-Cap Growth	1.04%	1.19%	1.44%
Small-Cap Fundamental Value	1.03%	1.18%	1.43%
Sustainable Small-Cap Core	0.93%	1.08%	1.33%
Global Leaders	0.87%	1.02%	1.27%
Sustainable International Leaders	0.85%	1.00%	1.25%
Intermediate Income	0.48%	0.53%	0.78%
Sustainable Bond	0.53%	0.58%	0.83%
Maryland Bond and Mortgage Securities	0.55%	0.60%	0.85%
Tax-Exempt Bond and Tax-Exempt Sustainable Bond	0.62%	0.67%	0.92%
WMC Strategic European Equity	1.11%	1.26%	1.51%
Sustainable Value and Beutel Goodman Large-Cap Value	0.70%	0.85%	1.10%
WMC Japan Equity	1.00%	1.15%	1.40%

During the year ended June 30, 2025, the Adviser waived $29,045 in expenses for Mid-Cap Growth Fund, $100,400 in expenses for Sustainable Small-Cap Core Fund, $74,924 in expenses for Sustainable Value Fund, $116,788 in expenses for Sustainable International Leaders Fund, and $12,480 in expenses for WMC Japan Equity Fund. The Adviser may recoup any waived amounts from the Funds if such reimbursement does not cause the Funds to exceed its existing expense limitations or the limitation in place at the time the reduction was originally made and the amount recouped is made within three years after the date on which the Adviser waived the expense. The Funds must pay their current ordinary operating expenses before the Adviser is entitled to any recoupment of previously waived fees and/or expenses. The cumulative amounts of previously waived fees that the Adviser may recoup from the Funds are shown below:

	June 30,
	2026	2027	2028	Total
Mid-Cap Growth Fund	$11,288	$17,028	$29,045	$57,361
Sustainable Small-Cap Core Fund	96,918	92,246	100,400	289,564
Sustainable Value Fund	56,368	75,923	74,924	207,215
Sustainable International Leaders Fund	110,385	104,346	116,788	331,519
WMC Japan Equity Fund	N/A	N/A	12,480	12,480

During the year ended June 30, 2025, the Adviser recovered $3,096 of previously waived fees in the Intermediate Income Fund.
Distribution – ALPS Distributors, Inc. (the “Distributor”) serves as principal underwriter for shares of the Funds and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares.

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Notes to Financial Statements
June 30, 2025(Continued)
Rule 12b-1 Distribution Fees – Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act (“Distribution Plan”), each Fund pays ALPS Distributors, Inc. (the “Distributor”), or any other entity as authorized by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities an aggregate fee equal to 0.25% of the average daily net assets of Advisor Shares for each Fund. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to financial intermediaries or other persons, including the Adviser, for any distribution or service activity. These fees are reported in the Funds’ Statements of Operations as “Distribution fees – Advisor Shares”.
Shareholder Servicing Fees – The Trust has also adopted a Shareholder Service Plan under which each Fund may pay a fee of up to 0.15% of the average daily net assets of each Fund’s Investor and Advisor Shares (except for the Intermediate Income Fund, Sustainable Bond Fund, Maryland Bond Fund, Tax-Exempt Bond Fund, Tax-Exempt Sustainable Bond Fund and Mortgage Securities Fund, which may pay a fee of up to 0.05%) for shareholder services provided to the Funds by financial institutions, including the Adviser. The Adviser serves as the shareholder servicing agent of the Funds. These fees are reported in the Funds’ Statements of Operations as “Service fees – Investor Shares” and “Service fees – Advisor Shares”.
Investments in Affiliates – Intermediate Income Fund – The Intermediate Income Fund and Mortgage Securities Fund are considered affiliates since Brown Advisory LLC is the Adviser to both of the Funds. In seeking to achieve its investment objective, the Intermediate Income Fund may invest a portion of its assets into the Mortgage Securities Fund. As of June 30, 2025, the Intermediate Income Fund did not own shares of the Mortgage Securities Fund.
The Intermediate Income Fund has entered into a Fee Waiver Agreement (the “Agreement”) with the Adviser. Per the Agreement, the Intermediate Income Fund will waive Advisory Fees in an amount equal to the Advisory Fees earned by the Mortgage Securities Fund on the assets invested into it by the Intermediate Income Fund. For example, if the Intermediate Income Fund owned $10,000,000 worth of the Mortgage Securities Fund for an entire year, it would waive, on an annual basis, $30,000 in Advisory Fees ($10,000,000 multiplied by 0.30%, the annual Advisory Fee ratio for the Mortgage Securities Fund). For the year ended June 30, 2025, the Intermediate Income Fund waived $3,864 in Advisory Fees per the terms of the Agreement. This is a permanent waiver of fees and these waived fees may not be recouped by the Adviser at any time in the future.
See the table below for details of the Intermediate Income Fund’s investment in the Mortgage Securities Fund Institutional Shares for the year ended June 30, 2025:

Beginning Market Value 6/30/2024	Purchases	Sales	Net Realized Gains (Losses)	Change In Unrealized Appreciation (Depreciation)	Ending Market Value 6/30/2025	Dividend Income	Capital Gain Distributions	Shares Owned at 6/30/2025
$15,322,826	$ —	$(15,625,531)	$(1,931,982)	$2,234,687	$ —	$24,811	$ —	$ —

Other Service Providers – U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”), and in that capacity, performs various administrative services for the Funds. Fund Services also serves as the Funds’ fund accountant and transfer agent. Certain officers of the Trust are employees of Fund Services and the Funds’ custodian, U.S. Bank, N.A., is an affiliate of the Administrator. Fees paid to Fund Services and U.S. Bank, N.A. for its service can be found in the Statements of Operations as “Administration, accounting and transfer agent fees” and “Custodian fees”, respectively. Additional amounts for miscellaneous expenses may be paid by the Funds to Fund Services and included in “Miscellaneous expenses” in the Statements of Operations.
Rule 17a-7 Transactions – Each Fund is permitted to purchase and sell securities to certain affiliated parties under specified conditions outlined in procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. Pursuant to these procedures, during the year ended June 30, 2025, the WMC Strategic European Equity Fund and WMC Japan Equity Fund engaged in such securities purchases of $256,253 and $889,437, respectively. The WMC Strategic European Equity Fund engaged in such securities sales of $672,075, resulting in realized gain of $154,078. These transactions are included in the purchases and sales table in Note 4.

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Notes to Financial Statements
June 30, 2025(Continued)
NOTE 4. PURCHASES AND SALES OF SECURITIES
The cost of purchases and the proceeds from sales of investments (including maturities), other than short-term investments, for the year ended June 30, 2025 were as follows:

Fund	Purchases	Sales
Growth Equity	$232,533,414	$836,034,617
Flexible Equity	164,927,193	186,095,583
Sustainable Growth	2,958,302,289	4,824,238,572
Mid-Cap Growth	59,096,744	98,406,246
Small-Cap Growth	379,162,071	1,081,142,489
Small-Cap Fundamental Value	514,767,357	690,138,896
Sustainable Small-Cap Core	58,561,504	37,061,911
Sustainable Value	77,171,203	36,024,398
Global Leaders	561,784,603	471,047,470
Sustainable International Leaders	17,202,247	19,241,751
Intermediate Income	69,599,340	58,530,196
Sustainable Bond	605,515,868	621,530,069
Maryland Bond	76,399,367	78,902,925
Tax-Exempt Bond	511,147,410	395,949,836
Tax-Exempt Sustainable Bond	120,528,971	105,019,872
Mortgage Securities	685,514,144	678,165,398
WMC Strategic European Equity	380,160,398	191,056,800
Beutel Goodman Large-Cap Value	490,922,987	686,559,926
WMC Japan Equity	378,924,897	108,405,014

Purchases and sales of U.S. Government securities are included in the totals above and include U.S. Treasury Bonds and Notes. The Funds listed below purchased and sold U.S. Government securities for the year ended June 30, 2025 as follows:

Fund	Purchases	Sales
Intermediate Income	$18,313,826	$19,604,734
Sustainable Bond	80,630,962	42,929,015

NOTE 5. FEDERAL INCOME TAX AND DISTRIBUTION INFORMATION
At June 30, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Growth Equity Fund	Flexible Equity Fund	Sustainable Growth Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	Small-Cap Fundamental Value Fund
Cost of investments	$ 339,312,605	$434,961,718	$5,295,438,935	$55,645,340	$748,805,051	$1,042,538,039
Unrealized appreciation	319,995,189	610,464,899	3,824,058,843	19,182,338	274,411,843	272,815,228
Unrealized depreciation	(13,546,630)	(13,475,137)	(174,499,247)	(2,236,785)	(87,471,143)	(133,755,203)
Net unrealized app (dep)	306,448,559	596,989,762	3,649,559,596	16,945,553	186,940,700	139,060,025
Undistributed income	7,613,474	7,370,038	—	—	1,976,145	—
Undistributed capital gains	161,873,734	50,365,804	818,543,589	12,585,563	91,496,409	67,947,549
Total undistributed earnings	169,487,208	57,735,842	818,543,589	12,585,563	93,472,554	67,947,549
Other accumulated gains (losses)	—	—	—	(121,950)	—	—
Total distributable earnings (losses)	$475,935,767	$654,725,604	$4,468,103,185	$29,409,166	$280,413,254	$207,007,574

88

BROWN ADVISORY FUNDS
Notes to Financial Statements
June 30, 2025(Continued)

	Sustainable Small-Cap Core Fund	Sustainable Value Fund	Global Leaders Fund	Sustainable International Leaders Fund	Intermediate Income Fund	Sustainable Bond Fund
Cost of investments	$93,495,300	$133,883,666	$1,541,894,415	$33,352,518	$129,747,977	$596,187,752
Unrealized appreciation	18,421,337	33,497,248	912,202,565	10,283,072	779,127	6,058,840
Unrealized depreciation	(10,456,505)	(6,781,183)	(32,193,569)	(1,787,394)	(3,291,277)	(11,259,300)
Net unrealized app (dep)	7,964,832	26,716,065	880,008,996	8,495,678	(2,512,150)	(5,200,460)
Undistributed income	—	1,714,189	10,270,906	559,798	334,399	1,591,912
Undistributed capital gains	—	791,589	67,454,645	852,882	—	—
Total undistributed earnings	—	2,505,778	77,725,551	1,412,680	334,399	1,591,912
Other accumulated gains (losses)	(370,893)	—	(3,452,078)	4,976	(12,941,660)	(127,849,428)
Total distributable earnings (losses)	$7,593,939	$29,221,843	$954,282,469	$9,913,334	$(15,119,411)	$(131,457,976)

	Maryland Bond Fund	Tax-Exempt Bond Fund	Tax-Exempt Sustainable Bond	Mortgage Securities Fund	WMC Strategic European Equity Fund
Cost of investments	$ 168,691,945	$1,041,047,866	$299,301,619	$335,986,667	$521,252,841
Unrealized appreciation	948,201	14,277,714	1,450,842	2,402,670	177,024,617
Unrealized depreciation	(6,871,846)	(18,944,445)	(9,161,327)	(13,767,974)	(18,145,458)
Net unrealized app (dep)	(5,923,645)	(4,666,731)	(7,710,485)	(11,365,304)	158,879,159
Undistributed income	406,942^	2,620,595^	665,224^	860,965	10,103,131
Undistributed capital gains	—	—	—	—	28,178,720
Total undistributed earnings	406,942	2,620,595	665,224	860,965	38,281,851
Other accumulated gains (losses)	(11,132,884)	(106,224,260)	(22,897,057)	(32,925,192)	111,276
Total distributable earnings (losses)	$(16,649,587)	$(108,270,396)	$(29,942,318)	$(43,429,531)	$197,272,286

	Beutel Goodman Large-Cap Value Fund	WMC Japan Equity Fund
Cost of investments	$ 1,370,478,137	$287,622,254
Unrealized appreciation	386,340,832	28,964,264
Unrealized depreciation	(103,483,651)	(7,925,053)
Net unrealized app (dep)	282,857,181	21,039,211
Undistributed income	18,715,129	7,097,153
Undistributed capital gains	—	—
Total undistributed earnings	18,715,129	7,097,153
Other accumulated gains (losses)	(33,495,586)	(937,787)
Total distributable earnings (losses)	$268,076,724	$27,198,577

^	Represents income that is exempt from federal income taxes.
At June 30, 2025 the differences between tax basis and book basis amounts were primarily due to wash sales, post-October losses, post-December ordinary losses, timing differences related to the amortization of premium on certain fixed income securities, and distributions payable.

89

BROWN ADVISORY FUNDS
Notes to Financial Statements
June 30, 2025(Continued)
At June 30, 2025, the following capital loss carryforwards and tax deferrals were available and outstanding, respectively:

	Capital Loss Carryforwards			Capital Loss Carryforwards Utilized	Tax Deferrals
Fund	Short-Term	Long-Term	Total		Post-October Capital Losses	Post-December Ordinary Losses
Growth Equity	$—	$—	$—	$—	$—	$—
Flexible Equity	—	—	—	—	—	—
Sustainable Growth	—	—	—	—	—	—
Mid-Cap Growth	—	—	—	5,309,932	—	(121,950)
Small-Cap Growth	—	—	—	—	—	—
Small-Cap Fundamental Value	—	—	—	—	—	—
Sustainable Small-Cap Core	—	—	—	—	(370,893)	—
Sustainable Value	—	—	—	—	—	—
Global Leaders	—	—	—	6,003,410	—	—
Sustainable International Leaders	—	—	—	226,375	—	—
Intermediate Income	(3,322,709)	(9,322,612)	(12,645,321)	86,640	—	—
Sustainable Bond	(61,685,424)*	(64,774,946)*	(126,460,370)	—	—	—
Maryland Bond	(520,419)	(10,206,289)	(10,726,708)	—	—	—
Tax-Exempt Bond	(31,109,114)	(72,498,087)	(103,607,201)	—	—	—
Tax-Exempt Sustainable Bond	(4,023,116)	(18,208,643)	(22,231,759)	—	—	—
Mortgage Securities	(25,429,242)	(6,734,097)	(32,163,339)	408	—	—
WMC Strategic European Equity	—	—	—	—	—	—
Beutel Goodman Large-Cap Value	—	—	—	—	(33,495,586)	—
WMC Japan Equity	—	—	—	—	—	—

*	Subject to an annual use limitation.
Distributions during the fiscal periods ended as noted were characterized for tax purposes as follows:

	Tax Exempt Income		Ordinary Income		Long-Term Capital Gain^
Fund	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Growth Equity	$—	$—	$43,084,378	$—	$416,720,745	$150,454,901
Flexible Equity	—	—	6,762,519	2,099,783	40,696,186	18,908,484
Sustainable Growth	—	—	—	633,371	499,075,486	427
Mid-Cap Growth	—	—	—	—	—	—
Small-Cap Growth	—	—	6,117,074	—	75,779,338	—
Small-Cap Fundamental Value	—	—	45,883,923	8,209,043	164,240,805	67,260,302
Sustainable Small-Cap Core	—	—	531,144	104,510	190,242	—
Sustainable Value	—	—	2,349,208	659,597	459,255	—
Global Leaders	—	—	10,960,233	8,773,970	—	—
Sustainable International Leaders	—	—	338,796	153,689	56,740	—
Intermediate Income	—	—	4,550,072	3,968,874	—	—
Sustainable Bond	—	—	25,830,699	24,951,274	—	—
Maryland Bond	5,671,998	5,095,216	114,001	198,465	—	—
Tax-Exempt Bond	37,559,015	31,623,163	2,342,706	2,643,317	—	—
Tax-Exempt Sustainable Bond	9,331,719	9,552,568	1,111,086	834,512	—	—
Mortgage Securities	—	—	12,865,253	12,150,981	—	—
WMC Strategic European Equity	—	—	9,566,606	3,666,703	7,838,162	—
Beutel Goodman Large-Cap Value	—	—	40,959,276	30,539,664	110,348,814	—
WMC Japan Equity	—	N/A	—	N/A	—	N/A

^	Designated as a long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3). The Funds, as applicable, have also designated earnings and profits distributed to shareholders on the redemption of shares as capital gains in order to reduce earnings and profits of the Fund related to net capital gains to zero as of the date of this report.
U.S GAAP requires that certain components of net assets (presented on the Statements of Assets and Liabilities) be reclassified for permanent differences between financial reporting and tax reporting. These reclassifications are primarily the result of net operating losses, investments in real estate investment trusts, foreign currency transactions,

90

BROWN ADVISORY FUNDS
Notes to Financial Statements
June 30, 2025(Continued)
distribution reclassifications, equalization, and income adjustments to asset-backed security transactions. These reclassifications have no impact on the net assets of the Funds or the Funds’ NAV’s. For the year ended June 30, 2025, the following reclassifications were made:

Fund	Paid-in Capital	Distributable Earnings (Loss)
Growth Equity	$169,322,285	$(169,322,285)
Flexible Equity	3,150,383	(3,150,383)
Sustainable Growth	150,653,601	(150,653,601)
Mid-Cap Growth	2,200,746	(2,200,746)
Small-Cap Growth	48,587,448	(48,587,448)
Small-Cap Fundamental Value	24,018,498	(24,018,498)
Sustainable Small-Cap Core	(171,727)	171,727
Sustainable Value	403,146	(403,146)
Global Leaders	3,506,374	(3,506,374)
Sustainable International Leaders	152,422	(152,422)
Intermediate Income	—	—
Sustainable Bond	—	—
Maryland Bond	—	—
Tax-Exempt Bond	—	—
Tax-Exempt Sustainable Bond	—	—
Mortgage Securities	—	—
WMC Strategic European Equity	4,342,233	(4,342,233)
Beutel Goodman Large-Cap Value	8,683,141	(8,683,141)
WMC Japan Equity	74,890	(74,890)

NOTE 6. FUTURES CONTRACTS
The Intermediate Income Fund, Sustainable Bond Fund, and Mortgage Securities Fund invested in futures contracts during the year ended June 30, 2025. At the time a Fund purchases or enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the terms of the contract. This collateral may consist of cash and/or securities (generally U.S. Treasury Bills). Thereafter, in connection with changes in the value of the futures contracts, the Funds may send or receive collateral to or from the broker. Such amounts are included on the Statements of Assets and Liabilities as “Cash deposit at broker – futures contracts” or “Cash collateral from broker – futures contracts”. Securities pledged as collateral, if there are any, are included on the Statements of Assets and Liabilities as part of “Total investments, at value”. These securities are also tick marked on the Schedules of Investments as being pledged in connection with open futures contracts.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in the value of the contract. These daily fluctuations are known as variation margin and are recorded by the Fund as unrealized gains or losses on futures contracts. When these futures contracts are closed, realized gains or losses on futures contracts are recorded by the Fund. The realized gains or losses are reported in the Statement of Operations as net realized gains or losses from futures contracts. Depending upon the agreement with the broker, the Funds may or may not settle variation margin daily. The Funds attempt to mitigate counterparty credit risk by only entering into futures contracts with brokers that the Funds believe have the financial resources to honor their obligations and by monitoring the financial stability of these brokers. The “Notional Amount” of futures contracts shown on the Schedule of Investments represents the notional value of the futures contracts on the day they were opened. The “Notional Value” of futures contracts shown on the Schedule of Investments represents the notional value of the futures contracts as of the date of this report. For long futures contracts, an excess of Notional Value over Notional Amount results in unrealized appreciation on the futures contract (and an excess of Notional Amount over Notional Value results in unrealized depreciation on the futures contract). The opposite is true for short futures contracts. For futures contracts denominated in foreign currencies, both the Notional Amount and Notional Value have been translated into U.S. Dollars as of the date of this report. These unrealized appreciation (depreciation) amounts represent the net impact on a Fund’s net assets as

91

BROWN ADVISORY FUNDS
Notes to Financial Statements
June 30, 2025(Continued)
a result of open futures contracts as of the date of this report. The use of long futures contracts by the Funds subjects them to a risk of loss in excess of the gross unrealized appreciation and/or gross unrealized depreciation amounts shown on the Statements of Assets and Liabilities and up to the total Notional Amount of the futures contract as shown on the Schedule of Investments. The use of short futures contracts by the Funds subjects them to a risk of loss in excess of the gross unrealized appreciation and/or gross unrealized depreciation amounts shown on the Statements of Assets and Liabilities and, hypothetically, up to an unlimited amount of loss that could exceed the Notional Amount of the futures contracts as shown on the Schedules of Investments.
During the year ended June 30, 2025, investments in futures contracts were as follows:

		Average Notional Value Outstanding
Fund	Risk Type	Long Futures Contracts	Short Futures Contracts
Intermediate Income	Interest Rate	$17,802,260	$3,985,645
Sustainable Bond	Interest Rate	96,303,480	36,367,260
Mortgage Securities	Interest Rate	13,499,789	16,097,147

Investment in long futures contracts increases a Fund’s exposure to interest rate risk, while investment in short futures contracts serves to reduce a Fund’s exposure to interest rate risk. Assets and/or liabilities related to futures contracts were not subject to an arrangement wherein those assets and/or liabilities were, or could have been, settled on a net basis with any other derivative related obligations.
NOTE 7. LINE OF CREDIT
As of June 30, 2025, Brown Advisory Funds has a secured line of credit of up to $200,000,000 with U.S. Bank, N.A. The interest rate on the line of credit as of the date of this report was 7.50% (prime rate). The following table shows the details of the Funds’ borrowing activity during year ended June 30, 2025. Funds that are not listed did not utilize the line of credit during the period.

Fund	Maximum Outstanding Balance	Average Daily Balance	Total Interest Expense Incurred	Average Annual Interest Rate
Growth Equity	$5,194,000	$14,230	$1,118	7.75%
Small-Cap Growth	$19,231,000	$52,688	$4,006	7.50%
Sustainable International Leaders	$2,283,000	$15,622	$1,276	8.06%

NOTE 8. SUBSEQUENT EVENTS
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition through the date the financial statements were issued. No material events or transactions occurred subsequent to June 30, 2025 that would require recognition or disclosure in these financial statements.

92

BROWN ADVISORY FUNDS
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees
Brown Advisory Funds
Baltimore, MD
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Brown Advisory Growth Equity Fund, Brown Advisory Flexible Equity Fund, Brown Advisory Sustainable Growth Fund, Brown Advisory Mid-Cap Growth Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Sustainable Small-Cap Core Fund, Brown Advisory Sustainable Value Fund, Brown Advisory Global Leaders Fund, Brown Advisory Sustainable International Leaders Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Sustainable Bond Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Tax-Exempt Bond Fund, Brown Advisory Tax-Exempt Sustainable Bond Fund, Brown Advisory Mortgage Securities Fund, Brown Advisory – WMC Strategic European Equity Fund, Brown Advisory – Beutel Goodman Large-Cap Value Fund and Brown Advisory – WMC Japan Equity Fund (the “Funds”), each a series of Brown Advisory Funds (the “Trust”), including the schedules of investments, as of June 30, 2025, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2025, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting Brown Advisory Funds	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Brown Advisory Growth Equity Fund, Brown Advisory Flexible Equity Fund, Brown Advisory Sustainable Growth Fund, Brown Advisory Mid-Cap Growth Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Global Leaders Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Sustainable Bond Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Tax-Exempt Bond Fund, Brown Advisory Tax-Exempt Sustainable Bond Fund, Brown Advisory Mortgage Securities Fund, Brown Advisory – WMC Strategic European Equity Fund, Brown Advisory – Beutel Goodman Large-Cap Value Fund
	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the five years in the period ended June 30, 2025
Brown Advisory Sustainable Small-Cap Core Fund	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the three years in the period ended June 30, 2025 and for the period from September 30, 2021 (commencement of operations) through June 30, 2022
Brown Advisory Sustainable International Leaders Fund	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of the three years in the period ended June 30, 2025 and for the period from February 28, 2022 (commencement of operations) through June 30, 2022

93

BROWN ADVISORY FUNDS
Report of Independent Registered Public Accounting Firm(Continued)

Individual Funds constituting Brown Advisory Funds	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Brown Advisory Sustainable Value Fund	For the year ended June 30, 2025	For each of the two years in the period ended June 30, 2025	For each of two years in the period ended June 30, 2025 and for the period from February 28, 2023 (commencement of operations) through June 30, 2023
Brown Advisory – WMC Japan Equity Fund	For the period from September 30, 2024 (commencement of operations) through June 30, 2025	For the period from September 30, 2024 (commencement of operations) through June 30, 2025	For the period from September 30, 2024 (commencement of operations) through June 30, 2025

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2008.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 29, 2025

94

BROWN ADVISORY FUNDS
Federal Tax Status of Distributions Declared during the Tax Year (Unaudited)
For Federal Income Tax purposes, distributions from short-term capital gains are classified as ordinary income. The percentage of ordinary income distributions designated as qualifying for the corporate dividend received deduction (“DRD”), the individual qualified dividend rate (“QDI”), the qualifying interest income exempt from U.S. tax for foreign shareholders (“QII”) and the qualifying short-term capital gain distributions exempt from U.S. tax for foreign shareholders (“QSTCG”) is presented below:

Fund	Income Distributions Exempt from Federal Tax	QDI	DRD	QII	QSTCG
Growth Equity	0.00%	19.58%	18.27%	0.00%	100.00%
Flexible Equity	0.00%	98.50%	78.36%	0.00%	53.72%
Sustainable Growth	0.00%	0.00%	0.00%	0.00%	0.00%
Mid-Cap Growth	0.00%	0.00%	0.00%	0.00%	0.00%
Small-Cap Growth	0.00%	100.00%	100.00%	0.00%	100.00%
Small-Cap Fundamental Value	0.00%	63.70%	61.61%	0.00%	64.50%
Sustainable Small-Cap Core	0.00%	100.00%	100.00%	0.00%	39.52%
Sustainable Value	0.00%	76.23%	53.56%	0.00%	48.20%
Global Leaders	0.00%	100.00%	55.03%	0.00%	0.00%
Sustainable International Leaders	0.00%	100.00%	1.43%	0.00%	0.00%
Intermediate Income	0.00%	0.00%	0.00%	100.00%	0.00%
Sustainable Bond	0.00%	0.00%	0.00%	100.00%	0.00%
Maryland Bond	98.03%	0.00%	0.00%	100.00%	0.00%
Tax-Exempt Bond	94.13%	0.00%	0.00%	100.00%	0.00%
Tax-Exempt Sustainable Bond	89.36%	0.00%	0.00%	100.00%	0.00%
Mortgage Securities	0.00%	0.00%	0.00%	100.00%	0.00%
WMC Strategic European Equity	0.00%	100.00%	0.00%	0.00%	24.98%
Beutel Goodman Large-Cap Value	0.00%	86.84%	84.14%	0.00%	30.36%
WMC Japan Equity	0.00%	0.00%	0.00%	0.00%	0.00%

95

BROWN ADVISORY FUNDS
Additional Information (Unaudited)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
(1) A special meeting was held on December 13, 2024 to vote on the election of trustees.
(2-3):

Trustee	Elected at Meeting	Elected and Continuing after Meeting	Votes For	Votes Withheld
Darrell N. Braman	X		779,581,957	2,091,271
Margaret W. Adams		X	767,967,265	13,705,963
Michael D. Hankin		X	779,414,186	2,259,042
Henry H. Hopkins		X	768,947,235	12,725,993
Georgette D. Kiser		X	771,920,564	9,752,664
Thomas F. O’Neil III		X	769,349,047	12,324,181
Neal F. Triplett		X	757,684,236	23,988,992

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies. Trustee fees is included on the Statement of Operations for each fund.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable to any fund included in this document.

96

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Refer to the Additional Information section of the financial statements filed under Item 7 of this Form.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Refer to the Additional Information section of the financial statements filed under Item 7 of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Refer to the Additional Information section of the financial statements filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to the Additional Information section of the financial statements filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Brown Advisory Funds

By (Signature and Title)*	/s/ Paul J. Chew
Paul J. Chew, Principal Executive Officer

Date	September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Paul J. Chew
Paul J. Chew, Principal Executive Officer

Date	September 8, 2025

By (Signature and Title)*	/s/ Jason T. Meix
Jason T. Meix, Principal Financial Officer

Date	September 8, 2025

* Print the name and title of each signing officer under his or her signature.